UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end:                     Registrant is making a filing for 10 of its series, Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage California Municipal Money Market Fund, Wells Fargo Advantage Cash Investment Money Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Municipal Cash Management Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, and Wells Fargo Advantage Treasury Plus Money Market Fund. Each series has a January 31 fiscal year end.

Date of reporting period: July 31, 2013

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage

Cash Investment Money Market Fund

Semi-Annual Report

July 31, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $226 billion in assets under management, as of July 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Cash Investment Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We continue to believe that most investors can benefit from adhering to a well-diversified, high-quality investment strategy that is focused on liquidity and capital preservation.

As we gain clarity in the coming months regarding potential changes to the regulation of money market funds, we will provide further communications to you about them.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Cash Investment Money Market Fund for the six-month period that ended July 31, 2013. The past six months were marked by accommodative central bank policies, low interest rates, and regulatory uncertainty. Despite the challenges of a changing market landscape, we continue to believe that most investors can benefit from adhering to a well-diversified, high-quality investment strategy that is focused on liquidity and capital preservation.

Short-term interest rates remained low.

Monetary policy remained accommodative. The Federal Open Market Committee (FOMC) did not make any changes to its policy of keeping the target for the federal funds rate near zero or its asset purchase program of buying agency mortgage-backed securities and Treasury securities. However, Federal Reserve (Fed) Chairman Ben Bernanke roiled bond markets on June 19, after the previous day’s FOMC’s meeting, by indicating that tapering of its bond-buying program could begin later this year and that it could end as soon as mid-2014. Despite Chairman Bernanke’s comments on the potential for tapering of the bond-buying program, the Fed’s official statement reaffirmed its program of buying agency mortgage-backed securities at a pace of $40 billion per month and longer-term Treasury securities at a pace of $45 billion per month to “maintain downward pressure on longer-term interest rates, support mortgage markets, and help make broader financial conditions more accommodative.”

Anchored by the Fed’s accommodative monetary policy of holding its targeted federal funds rate near zero, short-term interest rates remained ultra low during the period. While longer-term interest rates rose late in the period, the combination of strong demand and limited supply of money market securities further exacerbated the low level of short-term interest rates throughout the period. A main reason that overall supply of money-market-eligible securities continued to decrease was due to issuers choosing to issue long-term debt to take advantage of low interest rates.

Despite interest rates remaining low, investors remained involved in money markets because yield was only one component driving their investment choices. More often, safety, diversification1, and liquidity have been higher-value propositions to these investors, factors that were not diminished by Fed policy or technical developments.

Money market regulations remained under review.

Regulators remained concerned about potential systemic risk from money market funds in the event of another financial crisis and sought further revisions to regulations governing money market funds in order to mitigate that risk. In June, the U.S. Security and Exchange Commission (SEC) proposed the following changes: 1) a floating net asset value (NAV) rather than a $1.00 stable NAV for prime institutional money market funds (prime retail money market funds and government money market funds could continue to maintain a stable $1.00 NAV under the proposal); 2) liquidity fees and redemption gates for money market funds other than government funds; or 3) a combination of these two measures. The SEC is also considering changes to portfolio diversification, stress testing, and disclosure requirements for all money market funds. Wells Fargo Funds Management, LLC intends to submit a comment letter on the proposals to the SEC. As we gain clarity in the coming months regarding potential changes to the regulation of money market funds, we will provide further communications to you about them.

1.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to shareholders (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles.

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Cash Investment Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

David D. Sylvester

Laurie White

Average annual total returns1 (%) as of July 31, 2013

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Administrator Class (WFAXX)	7-31-2003	0.01	0.28	1.72	0.35	0.35
Institutional Class (WFIXX)	10-14-1987	0.07	0.37	1.84	0.23	0.20
Select Class (WFQXX)	6-29-2007	0.14	0.44	1.88	0.19	0.13
Service Class (NWIXX)	10-14-1987	0.01	0.23	1.62	0.52	0.50

Fund yield summary[3] (%) as of July 31, 2013	Administrator Class	Institutional Class	Select Class	Service Class
7-day current yield	0.01	0.01	0.08	0.01
7-day compound yield	0.01	0.01	0.08	0.01
30-day simple yield	0.01	0.02	0.08	0.01
30-day compound yield	0.01	0.02	0.08	0.01

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website, wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	5

Portfolio composition[4] as of July 31, 2013

Effective maturity distribution[5] as of July 31, 2013

Weighted average maturity[6] as of July 31, 2013
35 days

Weighted average final maturity[7] as of July 31, 2013
43 days

1.	Historical performance shown for Select Class shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through May 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.13)%, (0.01)%, 0.03%, and (0.30)% for Administrator Class, Institutional Class, Select Class, and Service Class, respectively.

4.	Portfolio composition is subject to change and is calculated based on the total investments of the Fund.

5.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

6.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes.

7.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes.

6	Wells Fargo Advantage Cash Investment Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2013 to July 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2013	Ending account value 7-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Administrator Class
Actual	$1,000.00	$1,000.05	$1.19	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.20	0.24%
Institutional Class
Actual	$1,000.00	$1,000.23	$0.99	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00	0.20%
Select Class
Actual	$1,000.00	$1,000.57	$0.64	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65	0.13%
Service Class
Actual	$1,000.00	$1,000.05	$1.19	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.20	0.24%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 29.20%
ANZ Banking Group London	0.10%	8-1-2013	$54,000,000	$54,000,000
Banco del Estado de Chile	0.22	8-8-2013	35,000,000	35,000,000
Banco del Estado de Chile ±	0.26	10-7-2013	35,000,000	35,000,000
Bank of Montreal	0.18	8-28-2013	60,000,000	60,000,000
Bank of Montreal	0.18	9-12-2013	20,000,000	20,000,000
Bank of Montreal	0.19	8-9-2013	110,000,000	110,000,000
Bank of Montreal	0.19	8-14-2013	65,000,000	65,000,000
Bank of Montreal	0.19	10-11-2013	64,000,000	64,000,000
Bank of Montreal	0.20	10-17-2013	52,000,000	52,000,000
Bank of Nova Scotia	0.21	11-1-2013	52,000,000	52,000,000
Bank of Tokyo-Mitsubishi LLC	0.26	9-11-2013	23,000,000	23,000,256
Barclays Bank plc ±	0.77	12-12-2013	122,000,000	122,000,000
Barclays Bank plc ±	0.88	9-30-2013	45,000,000	45,000,000
China Construction Bank Corporation	0.30	8-6-2013	96,000,000	96,000,000
China Construction Bank Corporation ±	0.44	3-25-2015	91,000,000	91,000,000
Credit Agricole CIB	0.11	8-1-2013	143,000,000	143,000,000
Credit Industriel & Commercial New York	0.11	8-1-2013	82,000,000	82,000,000
Credit Industriel & Commercial New York	0.15	8-2-2013	120,000,000	120,000,000
Credit Suisse New York ±	0.99	8-5-2013	7,000,000	7,000,625
DBS Bank Limited	0.19	8-1-2013	200,000,000	200,000,000
DNB Nor Bank ASA	0.09	8-1-2013	50,000,000	50,000,000
DNB Nor Bank ASA	0.23	8-6-2013	50,000,000	50,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.21	10-28-2013	64,000,000	64,000,000
Mizuho Corporate Bank Limited	0.16	8-9-2013	35,000,000	35,000,000
National Australia Bank Limited ±	1.47	1-30-2014	46,000,000	46,266,298
National Australia Bank Limited ±	1.52	1-17-2014	45,000,000	45,252,896
Natixis Corporation	0.10	8-1-2013	205,200,000	205,200,000
Natixis Corporation	0.14	8-1-2013	92,000,000	92,000,000
Natixis Corporation	0.23	8-2-2013	35,000,000	35,000,000
Natixis Corporation	0.23	8-2-2013	35,000,000	35,000,000
Nordea Bank plc	0.18	9-17-2013	44,000,000	44,000,000
Nordea Bank plc	0.18	10-2-2013	20,000,000	20,000,000
Nordea Bank plc	0.20	11-15-2013	50,000,000	50,000,000
Nordea Bank plc ±	1.12	8-7-2013	30,000,000	30,004,762
Norinchukin Bank	0.12	8-5-2013	78,000,000	78,000,000
Norinchukin Bank	0.19	8-27-2013	56,000,000	56,000,000
Norinchukin Bank	0.23	10-16-2013	80,000,000	80,000,000
Norinchukin Bank	0.23	10-23-2013	50,000,000	50,000,000
Norinchukin Bank	0.23	10-24-2013	40,000,000	40,000,000
Norinchukin Bank	0.25	8-5-2013	10,000,000	10,000,000
Oversea-Chinese Banking Corporation Limited	0.18	10-24-2013	4,000,000	3,999,813
Royal Bank of Canada ±	0.30	6-24-2014	35,000,000	35,000,000
Royal Bank of Canada ±	0.32	8-6-2013	30,000,000	30,000,000
Royal Bank of Canada ±	0.33	8-12-2013	80,000,000	80,000,000
Skandinaviska Enskilda Banken AG	0.08	8-1-2013	50,000,000	50,000,000
Skandinaviska Enskilda Banken AG	0.29	12-20-2013	14,000,000	14,000,270
Skandinaviska Enskilda Banken AG ±	0.54	12-3-2013	145,000,000	145,000,000
Societe Generale	0.13	8-1-2013	67,000,000	67,000,000
Standard Chartered Bank	0.22	8-29-2013	50,000,000	50,000,000
Standard Chartered Bank	0.22	9-19-2013	10,000,000	10,000,271

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Standard Chartered Bank	0.22%	9-30-2013	$58,000,000	$58,000,000
Sumitomo Mitsui Banking Corporation	0.17	8-7-2013	60,000,000	60,000,000
Sumitomo Mitsui Banking Corporation	0.22	10-10-2013	40,000,000	40,000,000
Sumitomo Mitsui Banking Corporation	0.22	10-17-2013	55,000,000	55,000,000
Sumitomo Mitsui Banking Corporation	0.23	8-16-2013	48,000,000	48,000,000
Sumitomo Mitsui Banking Corporation	0.23	8-20-2013	30,000,000	30,000,000
Sumitomo Mitsui Banking Corporation	0.23	9-6-2013	15,000,000	14,999,999
Sumitomo Mitsui Banking Corporation ±	0.23	8-19-2013	48,000,000	48,000,000
Sumitomo Trust & Banking Corporation	0.16	8-14-2013	70,000,000	70,000,000
Svenska Handelsbanken	0.19	8-30-2013	23,000,000	23,000,093
Svenska Handelsbanken	0.19	8-22-2013	50,000,000	50,000,000
Svenska Handelsbanken	0.22	11-8-2013	40,000,000	40,000,550
Svenska Handelsbanken	0.22	11-15-2013	40,000,000	40,000,588
Svenska Handelsbanken	0.24	12-20-2013	48,000,000	48,000,939
Svenska Handelsbanken ±	0.78	8-30-2013	30,000,000	30,014,388
Svenska Handelsbanken	0.82	9-16-2013	13,000,000	13,010,514
Toronto-Dominion Bank	0.16	8-21-2013	53,000,000	53,000,000
Toronto-Dominion Bank	0.17	9-23-2013	59,000,000	59,000,000
Toronto-Dominion Bank ±	0.27	10-21-2013	50,000,000	50,000,000
Toronto-Dominion Bank	0.27	9-13-2013	45,000,000	45,000,000

Total Certificates of Deposit (Cost $3,951,752,262)				3,951,752,262

Commercial Paper: 46.08%

Asset-Backed Commercial Paper: 19.59%
Alpine Securitization Corporation 144A(z)	0.15	8-14-2013	40,000,000	39,997,833
Alpine Securitization Corporation 144A(z)	0.15	8-19-2013	50,000,000	49,996,250
Alpine Securitization Corporation 144A(z)	0.15	8-20-2013	25,000,000	24,998,021
Alpine Securitization Corporation 144A(z)	0.15	8-21-2013	30,000,000	29,997,500
Alpine Securitization Corporation 144A(z)	0.17	8-5-2013	20,000,000	19,999,622
Anglesea Funding LLC 144A(z)	0.30	8-7-2013	36,000,000	35,998,200
Anglesea Funding LLC 144A(z)	0.30	8-9-2013	20,000,000	19,998,667
Anglesea Funding LLC 144A(z)	0.30	8-28-2013	21,000,000	20,995,275
Antalis US Funding Corporation 144A(z)	0.15	8-2-2013	63,000,000	62,999,660
Antalis US Funding Corporation 144A(z)	0.23	8-30-2013	11,000,000	10,997,873
Antalis US Funding Corporation 144A(z)	0.26	8-1-2013	37,000,000	37,000,000
Antalis US Funding Corporation 144A(z)	0.29	9-5-2013	48,000,000	47,988,334
Bedford Row Funding Corporation 144A(z)	0.35	8-1-2013	35,000,000	35,000,000
CAFCO LLC 144A(z)	0.21	8-6-2013	40,000,000	39,998,833
Charta LLC 144A(z)	0.19	8-27-2013	50,000,000	49,993,139
Ciesco LLC 144A(z)	0.18	8-19-2013	10,000,000	9,999,100
Ciesco LLC 144A(z)	0.21	8-5-2013	50,000,000	49,998,833
Collateralized Commercial Paper Company LLC (z)	0.24	9-10-2013	45,000,000	44,988,000
Concord Minutemen Capital Company 144A(z)	0.19	8-23-2013	26,000,000	25,996,981
Concord Minutemen Capital Company 144A(z)	0.19	8-26-2013	10,000,000	9,998,681
Concord Minutemen Capital Company 144A(z)	0.20	8-7-2013	16,000,000	15,999,467
Concord Minutemen Capital Company 144A(z)	0.20	8-13-2013	5,000,000	4,999,667
Concord Minutemen Capital Company 144A(z)	0.24	9-3-2013	14,000,000	13,996,920
CRC Funding LLC 144A(z)	0.19	8-23-2013	10,000,000	9,998,839
CRC Funding LLC 144A(z)	0.19	8-27-2013	25,000,000	24,996,569
CRC Funding LLC 144A(z)	0.25	8-2-2013	1,000,000	999,993

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Crown Point Capital Company 144A(z)	0.19%	8-23-2013	$19,000,000	$18,997,794
Crown Point Capital Company 144A(z)	0.19	8-26-2013	10,000,000	9,998,681
Crown Point Capital Company 144A(z)	0.22	9-18-2013	5,000,000	4,998,533
Crown Point Capital Company 144A(z)	0.22	9-20-2013	30,000,000	29,990,833
Gemini Securitization Corporation 144A(z)	0.11	8-1-2013	9,000,000	9,000,000
Gotham Funding Corporation 144A(z)	0.19	8-13-2013	40,000,000	39,997,467
Gotham Funding Corporation 144A(z)	0.21	8-2-2013	13,000,000	12,999,924
Gotham Funding Corporation 144A(z)	0.21	8-6-2013	23,000,000	22,999,329
Gotham Funding Corporation 144A(z)	0.21	8-9-2013	10,000,000	9,999,533
Gotham Funding Corporation 144A(z)	0.21	8-21-2013	15,000,000	14,998,250
Gotham Funding Corporation 144A(z)	0.21	9-9-2013	18,000,000	17,995,905
Gotham Funding Corporation 144A(z)	0.21	9-11-2013	12,000,000	11,997,130
Govco LLC 144A(z)	0.18	8-12-2013	25,000,000	24,998,625
Govco LLC 144A(z)	0.18	8-15-2013	40,000,000	39,997,200
Govco LLC 144A(z)	0.18	8-21-2013	30,000,000	29,997,000
Govco LLC 144A(z)	0.18	8-22-2013	30,000,000	29,996,850
Govco LLC 144A(z)	0.19	8-9-2013	12,000,000	11,999,493
Govco LLC 144A(z)	0.21	8-7-2013	22,000,000	21,999,230
Hannover Funding Company LLC 144A(z)	0.20	8-19-2013	41,000,000	40,995,900
Hannover Funding Company LLC 144A(z)	0.20	8-26-2013	15,000,000	14,997,917
Hannover Funding Company LLC 144A(z)	0.21	8-1-2013	5,000,000	5,000,000
Institutional Secured Funding LLC 144A(z)	0.37	8-6-2013	17,000,000	16,999,126
Institutional Secured Funding LLC 144A(z)	0.37	8-2-2013	12,000,000	11,999,877
Kells Funding LLC 144A(z)	0.21	10-22-2013	30,000,000	29,985,650
Kells Funding LLC 144A(z)	0.21	10-25-2013	3,000,000	2,998,513
Kells Funding LLC 144A(z)	0.22	11-7-2013	10,000,000	9,994,011
Kells Funding LLC 144A(z)	0.22	11-18-2013	15,000,000	14,990,008
Kells Funding LLC 144A(z)	0.22	11-25-2013	21,000,000	20,985,113
Legacy Capital Company 144A(z)	0.23	8-13-2013	30,000,000	29,997,700
Legacy Capital Company 144A(z)	0.23	9-11-2013	40,000,000	39,989,522
Lexington Parker Capital Company LLC 144A(z)	0.22	9-18-2013	5,000,000	4,998,533
Lexington Parker Capital Company LLC 144A(z)	0.22	9-20-2013	20,000,000	19,993,889
Lexington Parker Capital Company LLC 144A(z)	0.23	8-13-2013	40,000,000	39,996,933
Lexington Parker Capital Company LLC 144A(z)	0.23	9-11-2013	8,000,000	7,997,904
Lexington Parker Capital Company LLC 144A(z)	0.23	9-13-2013	50,000,000	49,986,264
Liberty Street Funding LLC 144A(z)	0.16	8-7-2013	18,000,000	17,999,520
Liberty Street Funding LLC 144A(z)	0.17	8-15-2013	40,000,000	39,997,356
Liberty Street Funding LLC 144A(z)	0.17	8-19-2013	9,000,000	8,999,235
Liberty Street Funding LLC 144A(z)	0.18	9-23-2013	40,000,000	39,989,400
Liberty Street Funding LLC 144A(z)	0.19	8-16-2013	9,000,000	8,999,288
Liberty Street Funding LLC 144A(z)	0.20	8-1-2013	9,000,000	9,000,000
Liberty Street Funding LLC 144A(z)	0.20	8-12-2013	24,000,000	23,998,533
Liberty Street Funding LLC 144A(z)	0.20	8-22-2013	10,000,000	9,998,833
Liberty Street Funding LLC 144A(z)	0.20	9-3-2013	20,000,000	19,996,333
Liberty Street Funding LLC 144A(z)	0.20	9-20-2013	5,000,000	4,998,611
Liberty Street Funding LLC 144A(z)	0.20	10-10-2013	20,000,000	19,992,222
LMA Americas LLC 144A(z)	0.21	8-15-2013	2,000,000	1,999,837
LMA Americas LLC 144A(z)	0.21	8-19-2013	5,000,000	4,999,475
LMA Americas LLC 144A(z)	0.29	10-18-2013	14,000,000	13,991,203
Manhattan Asset Funding Company LLC 144A(z)	0.22	9-24-2013	20,000,000	19,993,400

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
MetLife Short Term Funding LLC 144A(z)	0.18%	8-12-2013	$24,000,000	$23,998,680
MetLife Short Term Funding LLC 144A(z)	0.19	9-10-2013	9,000,000	8,998,100
MetLife Short Term Funding LLC 144A(z)	0.19	9-17-2013	10,000,000	9,997,519
MetLife Short Term Funding LLC 144A(z)	0.20	9-23-2013	5,000,000	4,998,528
Mountcliff Funding LLC 144A(z)	0.32	8-8-2013	20,000,000	19,998,756
Mountcliff Funding LLC 144A(z)	0.32	8-22-2013	10,000,000	9,998,133
Mountcliff Funding LLC 144A(z)	0.32	9-6-2013	5,000,000	4,998,400
Newport Funding Corporation 144A(z)	0.12	8-1-2013	14,000,000	14,000,000
Nieuw Amsterdam Receivables Corporation 144A(z)	0.19	9-3-2013	10,000,000	9,998,258
Nieuw Amsterdam Receivables Corporation 144A(z)	0.20	10-16-2013	80,000,000	79,966,222
Old Line Funding LLC 144A(z)	0.20	8-23-2013	20,000,000	19,997,556
Old Line Funding LLC 144A(z)	0.20	9-9-2013	19,000,000	18,995,883
Old Line Funding LLC 144A(z)	0.20	9-13-2013	20,000,000	19,995,222
Old Line Funding LLC 144A(z)	0.20	9-19-2013	10,000,000	9,997,278
Old Line Funding LLC 144A(z)	0.21	8-2-2013	26,000,000	25,999,848
Old Line Funding LLC 144A(z)	0.26	9-5-2013	40,000,000	39,990,122
Regency Markets No.1 LLC 144A(z)	0.15	8-14-2013	41,000,000	40,997,779
Regency Markets No.1 LLC 144A(z)	0.15	8-20-2013	100,000,000	99,992,083
Regency Markets No.1 LLC 144A(z)	0.16	8-28-2013	33,000,000	32,996,040
Ridgefield Funding LLC 144A(z)	0.28	8-29-2013	25,000,000	24,994,556
Ridgefield Funding LLC 144A±	0.29	11-7-2013	43,000,000	42,997,252
Scaldis Capital LLC 144A(z)	0.25	8-1-2013	5,000,000	5,000,000
Sydney Capital Corporation 144A(z)	0.25	9-12-2013	16,000,000	15,995,333
Sydney Capital Corporation 144A(z)	0.25	9-24-2013	2,000,000	1,999,250
Sydney Capital Corporation 144A(z)	0.26	9-16-2013	16,000,000	15,994,684
Sydney Capital Corporation 144A(z)	0.27	8-14-2013	9,000,000	8,999,123
Thunder Bay Funding LLC 144A(z)	0.20	8-23-2013	20,000,000	19,997,556
Thunder Bay Funding LLC 144A(z)	0.20	9-6-2013	30,000,000	29,994,000
Thunder Bay Funding LLC 144A(z)	0.20	10-3-2013	15,000,000	14,994,750
Victory Receivables 144A(z)	0.18	8-8-2013	20,000,000	19,999,300
Victory Receivables 144A(z)	0.18	8-12-2013	20,000,000	19,998,900
Victory Receivables 144A(z)	0.18	8-13-2013	30,000,000	29,998,200
Victory Receivables 144A(z)	0.18	8-21-2013	32,000,000	31,996,800
Victory Receivables 144A(z)	0.18	9-4-2013	39,000,000	38,993,087
Victory Receivables 144A(z)	0.21	8-1-2013	5,000,000	5,000,000
Victory Receivables 144A(z)	0.21	8-2-2013	38,000,000	37,999,792
Victory Receivables 144A(z)	0.21	9-10-2013	14,000,000	13,996,733
Victory Receivables 144A(z)	0.21	9-11-2013	34,000,000	33,991,869
Victory Receivables 144A(z)	0.21	9-16-2013	30,000,000	29,991,950
White Point Funding Incorporated 144A(z)	0.33	8-15-2013	5,000,000	4,999,358

				2,651,601,040

Financial Company Commercial Paper: 22.24%
ABN AMRO Funding LLC 144A(z)	0.20	9-10-2013	30,000,000	29,993,333
ASB Finance Limited 144A(z)	0.22	9-10-2013	25,000,000	24,993,889
ASB Finance Limited 144A±	0.40	9-5-2013	30,000,000	30,000,000
ASB Finance Limited 144A±	0.41	8-29-2013	20,000,000	20,000,000
ASB Finance Limited 144A±	0.42	9-3-2013	20,000,000	20,000,000
Australia & New Zealand Banking Group 144A(z)	0.17	8-29-2013	30,000,000	29,996,033
Australia & New Zealand Banking Group 144A(z)	0.17	8-30-2013	40,000,000	39,994,522

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
Australia & New Zealand Banking Group 144A±	0.32%	11-18-2013	$35,000,000	$35,000,000
Banco de Credito e Inversiones 144A(z)	0.45	8-2-2013	49,000,000	48,999,388
Bank of Nova Scotia (z)	0.17	9-20-2013	20,000,000	19,995,278
Bank of Nova Scotia (z)	0.18	10-9-2013	45,000,000	44,984,475
Barclays Bank plc 144A(z)	0.20	9-19-2013	15,000,000	14,995,917
Barclays Bank plc 144A(z)	0.25	8-6-2013	40,000,000	39,998,611
Barclays Bank plc 144A(z)	0.25	8-27-2013	59,000,000	58,989,347
BNZ International Funding Limited 144A±	0.37	10-2-2013	45,000,000	45,000,000
BNZ International Funding Limited 144A±	0.37	11-1-2013	45,000,000	45,000,000
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	8-20-2013	7,000,000	6,999,261
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	8-22-2013	18,000,000	17,997,900
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	9-6-2013	50,000,000	49,990,000
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	8-5-2013	4,000,000	3,999,907
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	8-9-2013	80,000,000	79,996,267
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	8-12-2013	11,000,000	10,999,294
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	11-8-2013	15,000,000	14,990,925
Caisse Centrale Desjardins du Quebec 144A(z)	0.24	9-12-2013	15,000,000	14,995,800
Caisse Centrale Desjardins du Quebec 144A(z)	0.24	9-13-2013	30,000,000	29,991,400
Caisse Centrale Desjardins du Quebec 144A(z)	0.24	9-16-2013	31,000,000	30,990,493
Commonwealth Bank of Australia 144A(z)	0.17	8-30-2013	34,000,000	33,995,344
Commonwealth Bank of Australia 144A±	0.32	11-29-2013	25,000,000	24,999,164
Commonwealth Bank of Australia 144A±	0.32	11-14-2013	50,000,000	50,000,000
CPPIB Capital Incorporated 144A(z)	0.15	8-26-2013	25,000,000	24,997,396
DBS Bank Limited 144A(z)	0.21	11-12-2013	10,000,000	9,993,992
DBS Bank Limited 144A(z)	0.21	11-13-2013	20,000,000	19,987,867
DBS Bank Limited 144A(z)	0.25	9-4-2013	33,000,000	32,992,208
Dexia Credit Local Societe Anonyme (z)	0.35	11-27-2013	50,000,000	49,942,639
Dexia Credit Local Societe Anonyme (z)	0.47	2-21-2014	50,000,000	49,866,833
Dexia Credit Local Societe Anonyme (z)	0.47	2-26-2014	40,000,000	39,890,856
DNB Nor Bank ASA 144A(z)	0.18	8-9-2013	65,000,000	64,997,400
DNB Nor Bank ASA 144A(z)	0.19	10-9-2013	28,000,000	27,989,803
DNB Nor Bank ASA 144A(z)	0.22	11-13-2013	20,000,000	19,987,578
DNB Nor Bank ASA 144A±	0.42	9-20-2013	70,000,000	70,000,000
HSBC Bank plc 144A±	0.40	10-15-2013	60,000,000	60,000,000
HSBC Bank plc 144A±	0.40	10-1-2013	60,000,000	60,000,000
Macquarie Bank Limited 144A(z)	0.22	8-16-2013	20,000,000	19,998,167
Macquarie Bank Limited 144A(z)	0.25	9-16-2013	40,000,000	39,987,222
Mitsubishi UFJ Trust and Banking Corporation 144A(z)	0.18	8-30-2013	20,000,000	19,997,100
Mitsubishi UFJ Trust and Banking Corporation 144A(z)	0.19	9-24-2013	20,000,000	19,994,300
National Australia Bank Limited 144A(z)	0.17	9-10-2013	39,000,000	38,992,633
Nationwide Building Society 144A(z)	0.25	9-25-2013	23,000,000	22,991,215
Nationwide Building Society 144A(z)	0.30	8-5-2013	57,000,000	56,998,100
Nationwide Building Society 144A(z)	0.30	8-12-2013	50,000,000	49,995,417
Nordea Bank AB 144A(z)	0.18	8-20-2013	25,000,000	24,997,625
Nordea Bank AB 144A(z)	0.19	10-17-2013	25,000,000	24,990,108
Nordea Bank AB 144A(z)	0.21	9-13-2013	25,000,000	24,993,878
Nordea Bank AB 144A(z)	0.23	12-17-2013	50,000,000	49,956,875
Nordea Bank AB 144A(z)	0.26	2-3-2014	34,000,000	33,955,205
NV Bank Nederlandse Gemeenten 144A(z)	0.20	12-2-2013	65,000,000	64,956,694
Oversea-Chinese Banking Corporation Limited (z)	0.20	9-3-2013	15,000,000	14,997,250

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
Oversea-Chinese Banking Corporation Limited (z)	0.22%	10-21-2013	$3,000,000	$2,998,515
Oversea-Chinese Banking Corporation Limited (z)	0.22	8-29-2013	25,000,000	24,995,722
Prudential plc 144A(z)	0.24	8-2-2013	28,500,000	28,499,810
PSP Capital Incorporated 144A(z)	0.15	9-4-2013	15,000,000	14,997,875
PSP Capital Incorporated 144A(z)	0.16	8-20-2013	6,000,000	5,999,493
SBAB Bank AB 144A(z)	0.24	8-2-2013	50,000,000	49,999,667
SBAB Bank AB 144A(z)	0.29	9-12-2013	16,000,000	15,994,587
SBAB Bank AB 144A(z)	0.30	9-17-2013	10,000,000	9,996,083
SBAB Bank AB 144A(z)	0.30	9-26-2013	22,000,000	21,989,733
Skandinaviska Enskilda Banken AG 144A(z)	0.26	12-17-2013	117,000,000	116,883,390
Sumitomo Mitsui Banking Corporation 144A(z)	0.23	9-5-2013	18,000,000	17,995,975
Sumitomo Trust and Banking Corporation 144A(z)	0.16	8-15-2013	75,000,000	74,995,333
Sumitomo Trust and Banking Corporation 144A(z)	0.16	8-16-2013	70,000,000	69,995,333
Sumitomo Trust and Banking Corporation 144A(z)	0.16	8-22-2013	20,000,000	19,998,133
Suncorp Group Limited 144A(z)	0.37	9-12-2013	2,000,000	1,999,137
Suncorp Group Limited 144A(z)	0.37	9-18-2013	25,000,000	24,987,667
Suncorp Group Limited 144A(z)	0.37	9-19-2013	12,000,000	11,993,957
Suncorp Group Limited 144A(z)	0.38	8-6-2013	24,000,000	23,998,733
Suncorp Group Limited 144A(z)	0.41	12-2-2013	11,000,000	10,984,591
Svenska Handelsbanken Incorporated 144A(z)	0.19	8-20-2013	13,000,000	12,998,696
Svenska Handelsbanken Incorporated 144A(z)	0.22	8-5-2013	45,000,000	44,998,900
Swedbank (z)	0.34	8-1-2013	20,000,000	20,000,000
Toyota Credit Canada Incorporated (z)	0.19	9-18-2013	14,000,000	13,996,453
United Overseas Bank Limited 144A(z)	0.18	9-10-2013	26,000,000	25,994,800
United Overseas Bank Limited 144A(z)	0.19	9-18-2013	16,000,000	15,995,947
United Overseas Bank Limited 144A(z)	0.22	11-14-2013	10,000,000	9,993,583
United Overseas Bank Limited 144A(z)	0.23	11-12-2013	7,000,000	6,995,394
UOB Funding LLC (z)	0.16	8-20-2013	43,000,000	42,996,369
UOB Funding LLC (z)	0.21	9-18-2013	10,000,000	9,997,200
UOB Funding LLC (z)	0.25	8-12-2013	8,000,000	7,999,389
Westpac Banking Corporation 144A±	0.32	1-16-2014	55,000,000	54,997,412
Westpac Banking Corporation 144A±	0.33	11-8-2013	50,000,000	49,998,602
Westpac Securities NZ Limited 144A(z)	0.18	8-8-2013	10,000,000	9,999,650
Westpac Securities NZ Limited 144A(z)	0.19	9-9-2013	41,000,000	40,990,749
Westpac Securities NZ Limited 144A(z)	0.20	9-23-2013	21,000,000	20,993,971
Westpac Securities NZ Limited 144A(z)	0.22	9-10-2013	25,000,000	24,993,889
Westpac Securities NZ Limited 144A±	0.27	11-19-2013	44,000,000	44,002,928
Westpac Securities NZ Limited 144A±	0.36	10-25-2013	46,000,000	46,000,000

				3,009,582,575

Other Commercial Paper: 4.25%
ACTS Retirement Life Communities Incorporated (z)	0.32	8-19-2013	12,000,000	11,998,080
ACTS Retirement Life Communities Incorporated (z)	0.32	8-19-2013	12,000,000	11,998,080
Caisse des Depots et Consignations 144A(z)	0.20	8-5-2013	2,000,000	1,999,956
Catholic Health Initiatives (z)	0.19	9-4-2013	7,000,000	6,998,744
China International Marine Containers Company Limited (z)	0.35	8-9-2013	4,000,000	3,999,689
China International Marine Containers Company Limited (z)	0.35	8-1-2013	21,000,000	21,000,000
China International Marine Containers Company Limited (z)	0.35	8-5-2013	20,000,000	19,999,222
China International Marine Containers Company Limited (z)	0.35	8-8-2013	10,000,000	9,999,319
CNPC Finance 144A(z)	0.29	8-7-2013	22,000,000	21,998,937

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Other Commercial Paper (continued)
CNPC Finance 144A(z)	0.32%	8-15-2013	$5,000,000	$4,999,378
CNPC Finance 144A(z)	0.32	8-20-2013	26,000,000	25,995,609
CNPC Finance 144A(z)	0.32	8-23-2013	50,000,000	49,990,222
CNPC Finance 144A(z)	0.32	8-1-2013	10,000,000	10,000,000
CNPC Finance 144A(z)	0.32	8-12-2013	49,000,000	48,995,209
CNPC Finance 144A(z)	0.33	8-28-2013	17,000,000	16,995,793
CNPC Finance 144A(z)	0.36	9-6-2013	45,000,000	44,983,800
COFCO Capital Corporation (z)	0.16	8-13-2013	29,000,000	28,998,453
COFCO Capital Corporation (z)	0.21	8-8-2013	3,000,000	2,999,878
Deer Park Refining Limited 144A(z)	0.20	9-16-2013	32,000,000	31,991,822
Sinochem Company Limited (z)	0.01	9-4-2013	25,000,000	24,996,222
Sinochem Company Limited (z)	0.16	8-30-2013	25,000,000	24,996,778
Sinochem Company Limited (z)	0.18	8-1-2013	12,000,000	12,000,000
Sinopec Century Bright Capital Investments Limited 144A(z)	0.32	8-1-2013	15,000,000	15,000,000
Sinopec Century Bright Capital Investments Limited 144A(z)	0.36	9-5-2013	24,000,000	23,991,600
Sinopec Century Bright Capital Investments Limited 144A(z)	0.36	9-9-2013	10,000,000	9,996,100
Sinopec Century Bright Capital Investments Limited 144A(z)	0.36	9-12-2013	19,000,000	18,992,020
Sinopec Century Bright Capital Investments Limited 144A(z)	0.36	9-13-2013	43,000,000	42,981,510
Toyota Credit de Puerto Rico (z)	0.18	9-5-2013	5,000,000	4,999,125
Toyota Motor Credit Corporation (z)	0.20	10-23-2013	10,000,000	9,995,389
Toyota Motor Credit Corporation	0.24	9-12-2013	12,000,000	12,000,000

				575,890,935

Total Commercial Paper (Cost $6,237,074,550)				6,237,074,550

Government Agency Debt: 0.26%
Overseas Private Investment Corporation ±§(i)	0.14	7-9-2026	35,000,000	35,000,000

Total Government Agency Debt (Cost $35,000,000)				35,000,000

Municipal Obligations: 11.29%

Alabama: 0.21%

Variable Rate Demand Notes ø: 0.21%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series C (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.09	11-15-2046	12,625,000	12,625,000
Homewood AL Educational Building Authority Samford University Series A (Education Revenue, Branch Banking & Trust LOC)	0.06	12-1-2043	15,768,000	15,768,000

				28,393,000

Arizona: 0.12%

Variable Rate Demand Notes ø: 0.12%
Glendale AZ IDA Midwestern University (Education Revenue, JPMorgan Chase & Company LOC)	0.07	5-1-2041	5,000,000	5,000,000
Phoenix AZ IDA Del Mar Terrace Series A (Housing Revenue, FHLMC LIQ)	0.06	10-1-2029	11,500,000	11,500,000

				16,500,000

California: 0.85%

Other Municipal Debt: 0.32%
California Commercial Paper Notes Series B2 (GO)	0.17	8-27-2013	10,000,000	10,000,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Other Municipal Debt (continued)
California Commercial Paper Notes Series B5 (GO)	0.15%	8-28-2013	$8,000,000	$8,000,000
Los Angeles County CA Metropolitan Transportation Authority Series ATSM (Transportation Revenue)	0.21	10-1-2013	5,000,000	5,000,000
Los Angeles County CA Metropolitan Transportation Authority Series ATUB (Transportation Revenue)	0.28	10-2-2013	3,000,000	3,000,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.61	11-1-2013	4,000,000	4,000,000
San Francisco CA City & County Public Utilities Commission Series A1T (GO)	0.20	8-7-2013	9,000,000	9,000,000
San Francisco CA City & County Public Utilities Commission Series A2T (GO)	0.19	8-8-2013	4,000,000	4,000,000

				43,000,000

Variable Rate Demand Notes ø: 0.53%
JPMorgan Chase PUTTER/DRIVER Trust Series 3164 (GO, JPMorgan Chase & Company LIQ) 144A	0.07	8-1-2031	14,000,000	14,000,000
Los Angeles CA Beverly Park Apartments Series A (Housing Revenue, FHLMC LIQ)	0.07	8-1-2018	12,000,000	12,000,000
Los Angeles CA Unified School District 2012-2013 TRAN Series B JPMorgan PUTTER Series 4289 (GO, JPMorgan Chase & Company LIQ) 144A	0.06	11-28-2013	10,000,000	10,000,000
San Francisco CA City & County COP Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.23	11-1-2041	2,000,000	2,000,000
San Francisco CA City & County RDA Community Facilities District #4 (Tax Revenue, Bank of America NA LOC)	0.09	8-1-2032	14,000,000	14,000,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC)	0.09	12-1-2033	7,920,000	7,920,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	9-15-2032	5,800,000	5,800,000
San Mateo County CA Community College CAB Series B (Tax Revenue, National Insured)	0.16	9-1-2036	7,000,000	7,000,000

				72,720,000

Colorado: 0.60%

Variable Rate Demand Notes ø: 0.60%
Colorado HFA Class I Series A-2 (Housing Revenue, Royal Bank of Canada SPA)	0.06	11-1-2026	6,000,000	6,000,000
Colorado HFA Class I Series B-2 (Housing Revenue, Royal Bank of Canada SPA)	0.06	5-1-2038	18,000,000	18,000,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.12	5-1-2050	34,415,000	34,415,000
Royal Bank of Canada Municipal Products Incorporated Trust Series E-25 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.09	11-15-2025	10,000,000	10,000,000
Southern Ute Indian Tribe Reservation Colorado Series 2001 (IDR)	0.06	11-1-2031	13,300,000	13,300,000

				81,715,000

Connecticut: 0.20%

Variable Rate Demand Notes ø: 0.20%
Connecticut HFA Series C-2 (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.06	5-15-2034	5,000,000	5,000,000
New Britain CT Taxable Pension Series C (GO, JPMorgan Chase & Company LOC)	0.26	2-1-2026	21,800,000	21,800,000

				26,800,000

District of Columbia: 0.04%

Other Municipal Debt: 0.04%
District of Columbia Water & Sewer Authority Series C (Water & Sewer Revenue)	0.19	8-12-2013	5,000,000	5,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Florida: 0.21%

Variable Rate Demand Notes ø: 0.21%
Hillsborough County FL School Board Master Lease Program JPMorgan PUTTER Series 4128 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.10%	4-22-2014	$12,700,000	$12,700,000
Miami Dade County FL Building Better Community Program Series 2005 US Bank Solar Eclipse Series 2006-0049 (GO, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.07	1-1-2015	7,355,000	7,355,000
Volusia County FL Eclipse Funding Trust Series 0036 (Miscellaneous Revenue, U.S. Bank NA LOC, AGM Insured, U.S. Bank NA LIQ) 144A	0.06	8-1-2032	8,565,000	8,565,000

				28,620,000

Georgia: 0.12%

Variable Rate Demand Notes ø: 0.12%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured) 144A	0.44	10-1-2039	12,860,000	12,860,000
Wayne County GA IDA Solid Waste Disposal Rayonier Project Series 2000 (IDR, Bank of America NA LOC)	0.11	5-1-2020	3,000,000	3,000,000

				15,860,000

Illinois: 0.62%

Variable Rate Demand Notes ø: 0.62%
Chicago IL Water District Solar Eclipse Funding Trust Various States Project Series A (Water & Sewer Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.06	5-1-2014	8,955,000	8,955,000
Cook County IL Various Projects Series D (Tax Revenue)	0.16	11-1-2030	31,000,000	31,000,000
Illinois Development Finance Authority McCormick Theological Seminary Project Series B (Education Revenue, Northern Trust Company LOC)	0.07	6-1-2035	22,435,000	22,435,000
Illinois Development Finance Authority YMCA Metropolitan Chicago Project Series 2001 (Miscellaneous Revenue, Harris NA LOC)	0.06	6-1-2029	5,000,000	5,000,000
Illinois Finance Authority Carle Foundation Series E (Health Revenue, JPMorgan Chase & Company LOC)	0.07	2-15-2033	8,000,000	8,000,000
Illinois Finance Authority Hospital Sister Services Series G (Health Revenue, Bank of Montreal LOC)	0.05	8-1-2040	4,000,000	4,000,000
Illinois Housing Development Authority Homeowner Mortgage Series A3 (Housing Revenue, FHLB SPA)	0.07	8-1-2035	4,000,000	4,000,000

				83,390,000

Iowa: 0.16%

Variable Rate Demand Note ø: 0.16%
Iowa Finance Authority Student Housing Des Moines LLC Project A (Miscellaneous Revenue, Citibank NA LOC)	0.08	6-1-2039	21,885,000	21,885,000

Kentucky: 0.19%

Variable Rate Demand Notes ø: 0.19%
Kentucky EDFA Goodwill Industries Incorporated Project (IDR, PNC Bank NA LOC)	0.08	12-1-2037	9,750,000	9,750,000
Kentucky Housing Corporation Series M (Housing Revenue, PNC Bank NA SPA)	0.06	1-1-2033	16,000,000	16,000,000

				25,750,000

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Maryland: 0.50%

Variable Rate Demand Notes ø: 0.50%
Maryland CDA Housing & Community Residential Series B (Housing Revenue)	0.14%	9-1-2033	$42,000,000	$42,000,000
Maryland CDA Series G (Housing Revenue, State Street Bank & Trust Company SPA)	0.08	9-1-2040	13,700,000	13,700,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC)	0.13	1-1-2029	12,135,000	12,135,000

				67,835,000

Michigan: 1.50%

Variable Rate Demand Notes ø: 1.50%
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Series L-28 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.11	9-1-2033	37,000,000	37,000,000
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Series L-31 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.11	9-1-2032	27,000,000	27,000,000
Michigan Housing Development Authority Series A (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.06	4-1-2040	9,820,000	9,820,000
Michigan Housing Development Authority Series A (Housing Revenue, JPMorgan Chase & Company SPA)	0.08	10-1-2037	12,880,000	12,880,000
Michigan Housing Development Authority Series D (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.07	12-1-2038	25,000,000	25,000,000
Puttable Floating Option Taxable Notes Series TNP-1005 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45	10-1-2046	90,895,000	90,895,000

				202,595,000

Minnesota: 0.04%

Variable Rate Demand Note ø: 0.04%
Minnesota Office of Higher Education Supplemental Student Loan Project Series B (Education Revenue, State Street Bank & Trust Company LOC)	0.06	9-1-2046	6,000,000	6,000,000

Nebraska: 0.35%

Variable Rate Demand Note ø: 0.35%
Nebraska Central Plains Gas Project #2 (Utilities Revenue, Royal Bank of Canada SPA)	0.06	8-1-2039	47,415,000	47,415,000

Nevada: 0.17%

Variable Rate Demand Notes ø: 0.17%
Las Vegas NV EDFA Andre Agassi Foundation Project (Miscellaneous Revenue, Bank of America NA LOC)	0.11	10-1-2035	12,695,000	12,695,000
Las Vegas NV EDFA Keep Memory Alive Project Series 2007A (Miscellaneous Revenue, PNC Bank NA LOC)	0.05	5-1-2037	10,000,000	10,000,000

				22,695,000

New Jersey: 0.18%

Variable Rate Demand Notes ø: 0.18%
New Jersey TTFA Clipper Tax-Exempt Certificates Trust Series 2009-70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.06	12-15-2023	21,050,000	21,050,000
Salem County NJ PCFA Atlantic City Electric Company Project Series A (Utilities Revenue, JPMorgan Chase & Company LOC)	0.07	4-15-2014	4,000,000	4,000,000

				25,050,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	17

Security name	Interest rate	Maturity date	Principal	Value

New Mexico: 0.21%

Variable Rate Demand Note ø: 0.21%
New Mexico Municipal Energy Acquisition Authority Gas Supply (Utilities Revenue, Royal Bank of Canada SPA)	0.06%	11-1-2039	$28,100,000	$28,100,000

New York: 0.30%

Variable Rate Demand Notes ø: 0.30%
New York Energy R&D Authority Series A-2 (IDR, Scotia Bank LOC)	0.07	6-1-2036	4,000,000	4,000,000
New York HFA Remeeder Houses Project Series A (Housing Revenue, Citibank NA LOC)	0.09	5-1-2039	8,485,000	8,485,000
New York Liberty Development Corporation JPMorgan Chase PUTTER/DRIVER Trust Series 4011Z (Port Authority Revenue, JPMorgan Chase & Company LIQ) 144A	0.07	6-15-2019	6,975,000	6,975,000
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144A	0.21	10-1-2031	3,750,000	3,750,000
New York NY Municipal Water Finance Authority (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.17	6-15-2044	8,000,000	8,000,000
Puttable Floating Option Taxable Notes Series TNP-39 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.44	7-27-2014	10,100,000	10,100,000

				41,310,000

North Carolina: 0.06%

Variable Rate Demand Note ø: 0.06%
Roanoke Rapids NC Music & Entertainment District Project (Tax Revenue, Bank of America NA LOC)	0.30	7-1-2027	7,675,000	7,675,000

Ohio: 1.18%

Variable Rate Demand Notes ø: 1.18%
Franklin County OH HCFR Presbyterian Retirement Services Series A (Health Revenue, PNC Bank NA LOC)	0.05	7-1-2036	5,000,000	5,000,000
Lancaster OH Port Authority Gas (Utilities Revenue, Royal Bank of Canada SPA)	0.06	5-1-2038	23,335,000	23,335,000
Ohio HFA Residential Management Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.19	9-1-2039	23,017,000	23,017,000
Ohio HFA Residential Mortgage Backed Series B (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA)	0.08	9-1-2038	33,000,000	33,000,000
Ohio HFA Residential Mortgage Backed Series D (Housing Revenue, FHLB SPA)	0.07	9-1-2036	20,850,000	20,850,000
Ohio HFA Residential Mortgage Backed Series E (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA)	0.08	9-1-2038	40,000,000	40,000,000
Ohio Housing Finance Agency Residential Mortgage Backed Series F (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA)	0.08	3-1-2037	10,000,000	10,000,000
Parma OH Community General Hospital Association Series 2006-A (Health Revenue, PNC Bank NA LOC)	0.05	11-1-2029	5,000,000	5,000,000

				160,202,000

Pennsylvania: 0.11%

Variable Rate Demand Notes ø: 0.11%
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured) 144A	0.06	8-1-2030	6,000,000	6,000,000
Pennsylvania Public School Building Authority (Education Revenue, AGM Insured) 144A	0.06	6-1-2032	8,765,000	8,765,000

				14,765,000

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Puerto Rico: 0.14%

Variable Rate Demand Note ø: 0.14%
Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue)	0.06%	8-1-2057	$19,000,000	$19,000,000

South Carolina: 0.30%

Other Municipal Debt: 0.19%
South Carolina Public Service Authority Series A (GO)	0.20	9-11-2013	6,000,000	6,000,000
South Carolina Public Service Authority Series C (GO)	0.18	8-15-2013	4,000,000	4,000,000
South Carolina Public Service Authority Series D (GO)	0.20	8-19-2013	8,000,000	8,000,000
York County SC Electric Membership Corporation Project Series B (Utilities Revenue)	0.25	9-3-2013	4,000,000	4,000,000
York County SC PCR Series 2000-B1 (Utilities Revenue)	0.25	9-3-2013	3,000,000	3,000,000

				25,000,000

Variable Rate Demand Note ø: 0.11%
South Carolina Public Service Authority (Miscellaneous Revenue, Citibank NA LIQ) 144A	0.17	1-1-2050	15,000,000	15,000,000

South Dakota: 0.04%

Variable Rate Demand Note ø: 0.04%
South Dakota Housing Development Authority Series C (Housing Revenue, FHLB SPA)	0.05	5-1-2037	5,000,000	5,000,000

Tennessee: 0.48%

Other Municipal Debt: 0.05%
Tennessee Baptist Memorial Healthcare Corporation (Health Revenue)	0.18	9-10-2013	7,000,000	6,999,847

Variable Rate Demand Notes ø: 0.43%
Clarksville TN Public Building Authority Tennessee Municipal Building Fund (Miscellaneous Revenue, Bank of America NA LOC)	0.13	11-1-2035	14,130,000	14,130,000
Montgomery County TN Public Building Authority Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.13	7-1-2034	30,815,000	30,815,000
Montgomery County TN Public Building Authority Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.13	2-1-2036	4,545,000	4,545,000
Nashville & Davidson Counties TN Metropolitan Government Stewarts Ferry Apartments Project (IDR, FHLMC LIQ)	0.08	1-1-2034	5,000,000	5,000,000
Nashville & Davidson Counties TN Metropolitan Government Weatherly Ridge Apartments Project Series A (Housing Revenue, U.S. Bank NA LOC)	0.07	12-1-2041	3,000,000	3,000,000

				57,490,000

Texas: 1.83%

Variable Rate Demand Notes ø: 1.83%
Austin TX Airport Systems Series 3 (Airport Revenue, State Street Bank & Trust Company LOC, AGM Insured)	0.06	11-15-2025	4,000,000	4,000,000
Bexar County TX Health Facilities El Centro Del Barrio Series A (Health Revenue, JPMorgan Chase & Company LOC)	0.08	12-1-2032	2,340,000	2,340,000
Calhoun County TX Formosa Plastics Corporation Project Series B (IDR, Sumitomo Mitsui Banking LOC) 144A	0.07	9-1-2041	7,200,000	7,200,000
Calhoun County TX Formosa Plastics Corporation Project Series C (IDR, Sumitomo Mitsui Banking LOC) 144A	0.07	9-1-2031	10,000,000	10,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Mission TX Economic Development Corporation Solid Waste Disposal Project (Solid Waste Revenue, Bank of America NA LOC)	0.11%	4-1-2022	$6,000,000	$6,000,000
Pasadena TX Independent School District Series 2005-B (GO, AGM Insured, JPMorgan Chase & Company SPA)	0.22	2-1-2035	33,095,000	33,095,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (IDR)	0.07	3-1-2042	10,000,000	10,000,000
Port Corpus Christi TX Flint Hills Resources Project Series 2007 (Resource Recovery Revenue)	0.07	1-1-2032	6,800,000	6,800,000
Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-18 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.06	6-1-2032	25,395,000	25,395,000
Texas JPMorgan Chase PUTTER Trust Series 4262 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.06	8-30-2013	91,000,000	91,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.36	12-15-2026	32,815,211	32,815,211
Texas Taxable Product Development Program Series A (Miscellaneous Revenue, National Australia Bank SPA)	0.12	6-1-2045	13,500,000	13,500,000
Texas Veterans Housing Assistance Program Fund II Series C-2 (Housing Revenue, State Street Bank & Trust Company SPA)	0.08	12-1-2033	5,000,000	5,000,000

				247,145,211

Utah: 0.04%

Variable Rate Demand Note ø: 0.04%
Utah Board of Regents Student Loan Series A (Education Revenue, Royal Bank of Canada LOC)	0.08	11-1-2045	5,237,000	5,237,000

Virginia: 0.09%

Variable Rate Demand Note ø: 0.09%
Fairfax County VA Morgan Stanley Solar Eclipse Series 2012-0001 (Water & Sewer Revenue, U.S. Bank NA LOC) 144A	0.06	7-1-2019	11,795,000	11,795,000

Washington: 0.17%

Other Municipal Debt: 0.04%
Port of Seattle WA Series D1 (Airport Revenue)	0.26	8-7-2013	5,000,000	5,000,000

Variable Rate Demand Notes ø: 0.13%
Washington HEFAR Whitman College Project (Education Revenue, Bank of America NA SPA)	0.10	1-1-2038	14,650,000	14,650,000
Washington Housing Finance Commission Series 1430-R (Housing Revenue, GNMA/FNMA/FHLMC Insured, Bank of America NA SPA)	0.22	6-1-2037	3,775,000	3,775,000

				18,425,000

West Virginia: 0.22%

Variable Rate Demand Notes ø: 0.22%
Fayette County WV Solid Waste Disposal Facility Commission Georgia-Pacific Corporation Project Series 1995 (IDR, U.S. Bank NA LOC)	0.07	5-1-2018	11,100,000	11,100,000
West Virginia EDA Morgantown Energy (IDR, Union Bank NA LOC)	0.07	4-1-2027	9,300,000	9,300,000
West Virginia EDA Solid Waste Disposal Appalachian Power Company (Utilities Revenue, Mizuho Corporate Bank LOC)	0.06	2-1-2036	10,000,000	10,000,000

				30,400,000

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin: 0.06%

Variable Rate Demand Notes ø: 0.06%
Wisconsin Housing & EDA Home Ownership Series D (Housing Revenue, FNMA LOC)	0.07%	9-1-2035	$2,625,000	$2,625,000
Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC/Ambac Insured, JPMorgan Chase & Company LIQ)	0.09	1-1-2015	5,955,000	5,955,000

				8,580,000

Total Municipal Obligations (Cost $1,528,347,058)				1,528,347,058

Other Instruments: 0.78%
Australia & New Zealand Banking Group 144A±	1.01	1-10-2014	21,000,000	21,064,575
Australia & New Zealand Banking Group 144A±	1.27	12-20-2013	24,000,000	24,093,889
GBG LLC Custody Receipts 144A±§	0.10	9-1-2027	11,242,000	11,242,000
National Australia Bank Limited 144A±	1.02	8-20-2013	22,000,000	22,009,795
Oakland-Alameda County CA Series A-2 Municipal Commercial Paper	0.19	8-7-2013	11,000,000	11,000,000
Puttable Floating Option Taxable Receipts Series TNP-004 144A±§	0.90	5-15-2051	11,080,000	11,080,000
Westpac Banking Corporation 144A±	1.52	1-30-2014	5,000,000	5,030,142

Total Other Instruments (Cost $105,520,401)				105,520,401

Other Notes: 1.46%

Corporate Bonds and Notes: 1.46%
ACTS Retirement Life Communities Incorporated ±§	0.19	11-15-2029	11,658,000	11,658,000
LTF Real Estate LLC 144A±§	0.25	6-1-2033	14,890,000	14,890,000
Providence Health & Services ±§	0.19	10-1-2042	12,000,000	12,000,000
Racetrac Capital LLC ±§	0.18	9-1-2020	12,000,000	12,000,000
Toronto-Dominion Bank ±	0.24	11-15-2013	50,000,000	50,000,000
Toyota Motor Credit Corporation ±	0.27	2-24-2014	44,000,000	44,000,000
Toyota Motor Credit Corporation ±	0.27	12-9-2013	53,000,000	53,000,000

Total Other Notes (Cost $197,548,000)				197,548,000

Repurchase Agreements ^^: 6.09%
Deutsche Bank Securities, dated 7-31-2013, maturity value $24,500,068 (1)	0.10	8-1-2013	24,500,000	24,500,000
Goldman Sachs & Company, dated 7-1-2013, maturity value $168,063,653 (2)±§¢(i)	0.22	9-1-2013	168,000,000	168,000,000
GX Clarke & Company, dated 7-31-2013, maturity value $51,000,269 (3)	0.19	8-1-2013	51,000,000	51,000,000
JPMorgan Securities, dated 7-1-2013, maturity value $19,002,781 (5)±§¢	0.17	8-1-2013	19,000,000	19,000,000
JPMorgan Securities, dated 7-1-2013, maturity value $193,111,511 (4)±§¢(i)	0.32	9-4-2013	193,000,000	193,000,000
RBC Capital Markets, dated 7-31-2013, maturity value $39,000,087 (6)	0.08	8-1-2013	39,000,000	39,000,000
Societe Generale NY, dated 7-31-2013, maturity value $330,030,069 (7)	0.09	8-1-2013	330,029,244	330,029,244

Total Repurchase Agreements (Cost $824,529,244)				824,529,244

Treasury Debt: 4.91%
U.S. Treasury Bill (z)	0.08	12-12-2013	67,000,000	66,980,106
U.S. Treasury Bill (z)	0.08	12-19-2013	48,000,000	47,985,067
U.S. Treasury Bill (z)	0.08	12-5-2013	66,000,000	65,981,419
U.S. Treasury Bill (z)	0.08	11-29-2013	67,000,000	66,981,575
U.S. Treasury Bill (z)	0.10	9-19-2013	20,000,000	19,997,278
U.S. Treasury Bill (z)	0.11	9-26-2013	25,000,000	24,995,800
U.S. Treasury Bill (z)	0.12	9-12-2013	26,000,000	25,996,512

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Treasury Debt (continued)
U.S. Treasury Bill (z)	0.12%	8-15-2013	$26,000,000	$25,998,807
U.S. Treasury Bill (z)	0.13	9-5-2013	41,000,000	40,994,918
U.S. Treasury Bill (z)	0.13	8-22-2013	51,000,000	50,996,058
U.S. Treasury Bill (z)	0.14	8-29-2013	19,000,000	18,998,005
U.S. Treasury Note	0.25	11-30-2013	39,000,000	39,020,294
U.S. Treasury Note	0.75	12-15-2013	49,000,000	49,117,888
U.S. Treasury Note	1.00	5-15-2014	6,000,000	6,038,619
U.S. Treasury Note	4.75	5-15-2014	110,000,000	113,951,943

Total Treasury Debt (Cost $664,034,289)				664,034,289

Total investments in securities
(Cost $13,543,805,804) *	100.07%	13,543,805,804
Other assets and liabilities, net	(0.07)	(9,755,465)

Total net assets	100.00%	$13,534,050,339

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

§	Securities is subject to a demand feature which reduces the effective maturity.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

¢	Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

(i)	Illiquid security

^^	Collateralized by:

(1)	U.S. government securities, 3.50% to 5.50%, 2-1-2037 to 10-1-2042, fair value including accrued interest is $25,235,000.

(2)	U.S. government securities, 0.00% to 1.88%, 8-2-2013 to 7-15-2022, fair value including accrued interest is $171,360,008.

(3)	U.S. government securities, 0.00% to 11.25%, 8-15-2013 to 5-15-2043, fair value including accrued interest is $52,020,575.

(4)	U.S. government securities, 0.00% to 0.54%, 8-1-2013 to 4-29-2014, fair value including accrued interest is $196,860,846.

(5)	U.S. government security, 0.00%, 10-1-2013, fair value is $19,380,357.

(6)	U.S. government securities, 0.00% to 3.67%, 5-1-2035 to 8-1-2043, fair value including accrued interest is $40,170,000.

(7)	U.S. government securities, 0.00% to 6.25%, 1-2-2014 to 8-15-2023, fair value including accrued interest is $336,629,832.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Cash Investment Money Market Fund	Statement of assets and liabilities—July 31, 2013 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$13,543,805,804
Receivable for investments sold	82,351,470
Receivable for Fund shares sold	1,492,514
Receivable for interest	3,409,515
Prepaid expenses and other assets	36,282

Total assets	13,631,095,585

Liabilities
Dividends payable	128,445
Payable for investments purchased	83,982,429
Payable for Fund shares redeemed	785,627
Due to custodian bank	10,011,386
Advisory fee payable	285,249
Due to other related parties	1,244,703
Accrued expenses and other liabilities	607,407

Total liabilities	97,045,246

Total net assets	$13,534,050,339

NET ASSETS CONSIST OF
Paid-in capital	$13,536,692,405
Overdistributed net investment income	(2,651)
Accumulated net realized losses on investments	(2,639,415)

Total net assets	$13,534,050,339

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Administrator Class	$446,054,931
Shares outstanding – Administrator Class	446,034,246
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$4,989,525,118
Shares outstanding – Institutional Class	4,989,270,778
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$6,683,183,614
Shares outstanding – Select Class	6,682,934,553
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$1,415,286,676
Shares outstanding – Service Class	1,415,225,263
Net asset value per share – Service Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended July 31, 2013 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	23

Investment income
Interest	$17,524,996

Expenses
Advisory fee	7,116,676
Administration fees
Fund level	2,878,838
Administrator Class	244,550
Institutional Class	2,300,971
Select Class	1,306,156
Service Class	876,626
Shareholder servicing fees
Administrator Class	244,061
Service Class	1,822,673
Custody and accounting fees	331,972
Professional fees	17,584
Registration fees	27,782
Shareholder report expenses	13,483
Trustees’ fees and expenses	4,454
Other fees and expenses	90,198

Total expenses	17,276,024
Less: Fee waivers and/or expense reimbursements	(4,979,294)

Net expenses	12,296,730

Net investment income	5,228,266

Net realized gains on investments	340,211

Net increase in net assets resulting from operations	$5,568,477

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Cash Investment Money Market Fund	Statement of changes in net assets

	Six months ended July 31, 2013 (unaudited)		Year ended January 31, 2013

Operations
Net investment income		$5,228,266		$12,565,914
Net realized gains on investments		340,211		808,860

Net increase in net assets resulting from operations		5,568,477		13,374,774

Distributions to shareholders from
Net investment income
Administrator Class		(24,454)		(54,838)
Institutional Class		(1,371,439)		(4,143,365)
Select Class		(3,760,097)		(8,178,059)
Service Class		(73,050)		(185,054)

Total distributions to shareholders		(5,229,040)		(12,561,316)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Administrator Class	342,977,444	342,977,444	1,265,644,977	1,265,644,977
Institutional Class	12,371,653,211	12,371,653,211	34,003,109,986	34,003,109,986
Select Class	39,530,275,026	39,530,275,026	49,834,781,149	49,834,781,149
Service Class	3,237,056,310	3,237,056,310	8,375,698,266	8,375,698,266

		55,481,961,991		93,479,234,378

Reinvestment of distributions
Administrator Class	17,168	17,168	39,177	39,177
Institutional Class	596,397	596,397	1,961,293	1,961,293
Select Class	2,974,228	2,974,228	6,987,451	6,987,451
Service Class	35,213	35,213	83,328	83,328

		3,623,006		9,071,249

Payment for shares redeemed
Administrator Class	(446,696,043)	(446,696,043)	(1,316,696,867)	(1,316,696,867)
Institutional Class	(14,569,493,551)	(14,569,493,551)	(33,064,978,536)	(33,064,978,536)
Select Class	(39,257,252,182)	(39,257,252,182)	(48,760,737,607)	(48,760,737,607)
Service Class	(3,416,229,984)	(3,416,229,984)	(8,781,769,218)	(8,781,769,218)

		(57,689,671,760)		(91,924,182,228)

Net increase (decrease) in net assets resulting from capital share transactions		(2,204,086,763)		1,564,123,399

Total increase (decrease) in net assets		(2,203,747,326)		1,564,936,857

Net assets
Beginning of period		15,737,797,665		14,172,860,808

End of period		$13,534,050,339		$15,737,797,665

Overdistributed net investment income		$(2,651)		$(1,877)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Cash Investment Money Market Fund	25

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31			Year ended February 28
ADMINISTRATOR CLASS		2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)
Net realized gains	0.00	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.01%	0.03%	0.24%	2.19%	4.92%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.34%	0.35%	0.35%	0.38%	0.38%	0.37%
Net expenses	0.24%	0.26%	0.25%	0.32%	0.34%	0.34%	0.33%
Net investment income	0.01%	0.01%	0.01%	0.04%	0.25%	2.23%	4.77%
Supplemental data
Net assets, end of period (000s omitted)	$446,055	$549,744	$600,737	$764,595	$1,013,058	$1,415,264	$2,249,470

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Cash Investment Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31			Year ended February 28
INSTITUTIONAL CLASS		2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)
Net realized gains	0.00	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.02%	0.07%	0.06%	0.15%	0.36%	2.32%	5.06%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.23%	0.23%	0.23%	0.26%	0.26%	0.25%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.22%	0.21%	0.20%
Net investment income	0.05%	0.07%	0.06%	0.16%	0.37%	2.28%	4.94%
Supplemental data
Net assets, end of period (000s omitted)	$4,989,525	$7,186,632	$6,246,114	$8,268,232	$8,887,844	$10,132,093	$9,194,540

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Cash Investment Money Market Fund	27

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31			Year ended February 28
SELECT CLASS		2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.03
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)
Net realized gains	0.00	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.06%	0.14%	0.13%	0.21%	0.43%	2.40%	3.31%
Ratios to average net assets (annualized)
Gross expenses	0.19%	0.19%	0.19%	0.19%	0.22%	0.23%	0.20%
Net expenses	0.13%	0.13%	0.13%	0.13%	0.15%	0.15%	0.13%
Net investment income	0.12%	0.14%	0.13%	0.22%	0.41%	2.29%	4.81%
Supplemental data
Net assets, end of period (000s omitted)	$6,683,184	$6,407,032	$5,325,713	$7,593,851	$4,897,725	$3,733,381	$3,025,485

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the period from June 29, 2007 (commencement of class operations) to February 29, 2008

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Cash Investment Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31			Year ended February 28
SERVICE CLASS		2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)
Net realized gains	0.00	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.01%	0.01%	0.14%	2.02%	4.75%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.52%	0.52%	0.56%	0.56%	0.54%
Net expenses	0.24%	0.26%	0.25%	0.35%	0.46%	0.52%	0.50%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.16%	1.99%	4.64%
Supplemental data
Net assets, end of period (000s omitted)	$1,415,287	$1,594,389	$2,000,296	$2,284,605	$4,015,237	$6,358,514	$7,374,749

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	29

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Cash Investment Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

30	Wells Fargo Advantage Cash Investment Money Market Fund	Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $2,979,626 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended July 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Notes to financial statements (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	31

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Select Class	0.04
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.13% for Select Class shares, and 0.50% for Service Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class of the Fund is charged a fee at an annual rate of 0.25% of its average daily net assets. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

32	Wells Fargo Advantage Cash Investment Money Market Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	33

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

34	Wells Fargo Advantage Cash Investment Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	35

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Cash Investment Money Market Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”) and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was in range of the median performance of the Universe for all periods under review.

36	Wells Fargo Advantage Cash Investment Money Market Fund	Other information (unaudited)

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the operating expense ratios of the Fund were higher than the median net operating expense ratios of the expense Groups for all classes except the Select Class. Funds Management advised the Board that the expense Group medians reflected voluntary waivers, whereas the Fund’s expense ratios did not reflect voluntary waivers. The Board noted that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were in range of the median net operating expense ratios of the expense Groups for the Service Class, Administrator Class, and Select Class. The Board and Funds Management agreed to maintain the net operating expense caps for all of the Fund’s share classes.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were equal to or in range of the median rates for the Fund’s expense Groups for all classes except for the Administrator Class. However, the Board viewed favorably the fact that when the Funds’ expense ratios were adjusted to reflect voluntary waivers, the net operating expense ratio of the Administrator Class was in range of the median net operating expense ratio of its respective expense Group.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund

Other information (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	37

basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

38	Wells Fargo Advantage Cash Investment Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

218826 09-13 SA302/SAR302 7-13

Wells Fargo Advantage

100% Treasury Money Market Fund

Semi-Annual Report

July 31, 2013

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The views expressed and any forward-looking statements are as of July 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $226 billion in assets under management, as of July 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage 100% Treasury Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We continue to believe that most investors can benefit from adhering to a well-diversified, high-quality investment strategy that is focused on liquidity and capital preservation.

As we gain clarity in the coming months regarding potential changes to the regulation of money market funds, we will provide further communications to you about them.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage 100% Treasury Money Market Fund for the six-month period that ended July 31, 2013. The past six months were marked by accommodative central bank policies, low interest rates, and regulatory uncertainty. Despite the challenges of a changing market landscape, we continue to believe that most investors can benefit from adhering to a well-diversified, high-quality investment strategy that is focused on liquidity and capital preservation.

Short-term interest rates remained low.

Monetary policy remained accommodative. The Federal Open Market Committee (FOMC) did not make any changes to its policy of keeping the target for the federal funds rate near zero or its asset purchase program of buying agency mortgage-backed securities and Treasury securities. However, Federal Reserve (Fed) Chairman Ben Bernanke roiled bond markets on June 19, after the previous day’s FOMC’s meeting, by indicating that tapering of its bond-buying program could begin later this year and that it could end as soon as mid-2014. Despite Chairman Bernanke’s comments on the potential for tapering of the bond-buying program, the Fed’s official statement reaffirmed its program of buying agency mortgage-backed securities at a pace of $40 billion per month and longer-term Treasury securities at a pace of $45 billion per month to “maintain downward pressure on longer-term interest rates, support mortgage markets, and help make broader financial conditions more accommodative.”

Anchored by the Fed’s accommodative monetary policy of holding its targeted federal funds rate near zero, short-term interest rates remained ultra low during the period. While longer-term interest rates rose late in the period, the combination of strong demand and limited supply of money market securities further exacerbated the low level of short-term interest rates throughout the period. A main reason that overall supply of money-market-eligible securities continued to decrease was due to issuers choosing to issue long-term debt to take advantage of low interest rates.

Despite interest rates remaining low, investors remained involved in money markets because yield was only one component driving their investment choices. More often, safety, diversification1, and liquidity have been higher-value propositions to these investors, factors that were not diminished by Fed policy or technical developments.

Money market regulations remained under review.

Regulators remained concerned about potential systemic risk from money market funds in the event of another financial crisis and sought further revisions to regulations governing money market funds in order to mitigate that risk. In June, the U.S. Security and Exchange Commission (SEC) proposed the following changes: 1) a floating net asset value (NAV) rather than a $1.00 stable NAV for prime institutional money market funds (prime retail money market funds and government money market funds could continue to maintain a stable $1.00 NAV under the proposal); 2) liquidity fees and redemption gates for money market funds other than government funds; or 3) a combination of these two measures. The SEC is also considering changes to portfolio diversification, stress testing, and disclosure requirements for all money market funds. Wells Fargo Funds Management, LLC intends to submit a comment letter on the proposals to the SEC. As we gain clarity in the coming months regarding potential changes to the regulation of money market funds, we will provide further communications to you about them.

1.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to shareholders (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles.

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage 100% Treasury Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

David D. Sylvester

Laurie White

Average annual total returns1 (%) as of July 31, 2013

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (WFTXX)	11-8-1999	0.00	0.06	1.24	0.79	0.65
Administrator Class (WTRXX)	6-30-2010	0.00	0.07	1.33	0.52	0.30
Service Class (NWTXX)	12-3-1990	0.00	0.07	1.33	0.69	0.50
Sweep Class	6-30-2010	0.00	0.07	1.33	1.14	1.00

Fund yield summary[3] (%) as of July 31, 2013	Class A	Administrator Class	Service Class	Sweep Class
7-day current yield	0.00	0.00	0.00	0.00
7-day compound yield	0.00	0.00	0.00	0.00
30-day simple yield	0.00	0.00	0.00	0.00
30-day compound yield	0.00	0.00	0.00	0.00

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website – wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	5

Portfolio composition[4] as of July 31, 2013

Weighted average maturity[6] as of July 31, 2013
51 days

Weighted average final maturity[7] as of July 31, 2013
51 days

Effective maturity distribution[5] as of July 31, 2013

1.	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Service Class shares, and includes the higher expenses applicable to Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to reflect the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through May 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.74)%, (0.47)%, (0.64)%, and (1.09)% for Class A, Administrator Class, Service Class, and Sweep Class, respectively.

4.	Portfolio composition is subject to change and is calculated based on the total investments of the Fund.

5.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

6.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes.

7.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes.

6	Wells Fargo Advantage 100% Treasury Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2013 to July 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2013	Ending account value 7-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,000.00	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35	0.07%
Administrator Class
Actual	$1,000.00	$1,000.00	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40	0.08%
Service Class
Actual	$1,000.00	$1,000.00	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40	0.08%
Sweep Class
Actual	$1,000.00	$1,000.00	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40	0.08%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Treasury Debt: 109.59%
U.S. Treasury Bill (z)	0.00%	10-31-2013	$800,000,000	$799,936,249
U.S. Treasury Bill (z)	0.01	8-1-2013	60,000,000	60,000,000
U.S. Treasury Bill (z)	0.03	8-29-2013	800,000,000	799,975,484
U.S. Treasury Bill (z)	0.04	8-15-2013	273,895,000	273,890,985
U.S. Treasury Bill (z)	0.04	8-1-2013	788,000,000	788,000,000
U.S. Treasury Bill (z)	0.04	10-17-2013	859,350,000	859,276,610
U.S. Treasury Bill (z)	0.04	10-24-2013	850,000,000	849,921,367
U.S. Treasury Bill (z)	0.04	8-8-2013	653,105,000	653,099,690
U.S. Treasury Bill (z)	0.04	9-19-2013	950,000,000	949,942,493
U.S. Treasury Bill (z)	0.05	9-5-2013	652,710,000	652,680,809
U.S. Treasury Bill (z)	0.05	10-10-2013	750,000,000	749,931,094
U.S. Treasury Bill (z)	0.05	8-22-2013	834,800,000	834,776,607
U.S. Treasury Bill (z)	0.05	10-3-2013	1,000,000,000	999,911,100
U.S. Treasury Bill (z)	0.05	9-12-2013	650,000,000	649,960,799
U.S. Treasury Bill (z)	0.06	9-26-2013	800,000,000	799,928,445
U.S. Treasury Bill (z)	0.10	12-26-2013	50,000,000	49,979,583
U.S. Treasury Note	0.25	10-31-2013	100,000,000	100,039,507
U.S. Treasury Note	0.50	10-15-2013	70,000,000	70,060,021
U.S. Treasury Note	0.50	11-15-2013	50,000,000	50,057,255
U.S. Treasury Note	0.75	8-15-2013	50,000,000	50,013,323
U.S. Treasury Note	0.75	9-15-2013	100,000,000	100,082,824
U.S. Treasury Note	0.75	12-15-2013	120,000,000	120,288,726
U.S. Treasury Note	2.00	11-30-2013	130,000,000	130,813,879
U.S. Treasury Note	2.75	10-31-2013	50,000,000	50,329,757
U.S. Treasury Note	3.13	8-31-2013	100,000,000	100,249,284
U.S. Treasury Note	4.25	8-15-2013	370,000,000	370,596,161
U.S. Treasury Note	4.25	11-15-2013	50,000,000	50,599,310

Total Treasury Debt (Cost $11,964,341,362)				11,964,341,362

Total investments in securities (Cost $11,964,341,362) *	109.59%	11,964,341,362
Other assets and liabilities, net	(9.59)	(1,047,406,368)

Total net assets	100.00%	$10,916,934,994

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage 100% Treasury Money Market Fund	Statement of assets and liabilities—July 31, 2013 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$11,964,341,362
Cash	7,723
Receivable for Fund shares sold	358,838
Receivable for interest	10,591,891
Receivable from adviser	3,167,711
Prepaid expenses and other assets	108,078

Total assets	11,978,575,603

Liabilities
Payable for investments purchased	1,049,929,428
Payable for Fund shares redeemed	7,946,264
Distribution fees payable	122,751
Due to other related parties	1,547,261
Accrued expenses and other liabilities	2,094,905

Total liabilities	1,061,640,609

Total net assets	$10,916,934,994

NET ASSETS CONSIST OF
Paid-in capital	$10,916,783,010
Accumulated net investment loss	(8,088)
Accumulated net realized gains on investments	160,072

Total net assets	$10,916,934,994

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class A	$1,002,018,644
Shares outstanding – Class A	1,001,996,463
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$2,232,170,599
Shares outstanding – Administrator Class	2,232,019,777
Net asset value per share – Administrator Class	$1.00
Net assets – Service Class	$7,294,623,541
Shares outstanding – Service Class	7,294,159,960
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$388,122,210
Shares outstanding – Sweep Class	388,095,515
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended July 31, 2013 (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	9

Investment income
Interest	$4,270,573

Expenses
Advisory fee	14,349,787
Administration fees
Fund level	2,376,550
Class A	636,397
Administrator Class	1,126,582
Service Class	4,583,792
Sweep Class	454,739
Shareholder servicing fees
Class A	722,696
Administrator Class	1,078,880
Service Class	9,385,527
Sweep Class	516,749
Distribution fees
Sweep Class	723,448
Custody and accounting fees	263,960
Professional fees	22,605
Registration fees	103,563
Shareholder report expenses	20,538
Trustees’ fees and expenses	3,430
Other fees and expenses	93,224

Total expenses	36,462,467
Less: Fee waivers and/or expense reimbursements	(32,191,894)

Net expenses	4,270,573

Net investment income	0

Net realized gains on investments	118,183

Net increase in net assets resulting from operations	$118,183

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage 100% Treasury Money Market Fund	Statement of changes in net assets

	Six months ended July 31, 2013 (unaudited)		Year ended January 31, 2013

Operations
Net investment income		$0		$0
Net realized gains on investments		118,183		206,698

Net increase in net assets resulting from operations		118,183		206,698

Distributions to shareholders from
Net investment income
Class A		(80)		0
Administrator Class		(417)		(767)
Service Class		(1,409)		(2,821)
Sweep Class		(76)		(148)
Net realized gains
Class A		0		(3,103)
Administrator Class		0		(29,875)
Service Class		0		(121,675)
Sweep Class		0		(7,047)

Total distributions to shareholders		(1,982)		(165,436)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	1,389,446,483	1,389,446,483	382,080,878	382,080,878
Administrator Class	3,991,595,941	3,991,595,941	5,307,450,223	5,307,450,223
Service Class	15,096,006,608	15,096,006,608	28,575,507,445	28,575,507,445
Sweep Class	1,829,759,238	1,829,759,238	3,870,316,236	3,870,316,236

		22,306,808,270		38,135,354,782

Reinvestment of distributions
Class A	80	80	3,103	3,103
Administrator Class	200	200	17,108	17,108
Service Class	555	555	43,595	43,595
Sweep Class	76	76	7,195	7,195

		911		71,001

Payment for shares redeemed
Class A	(678,179,090)	(678,179,090)	(321,925,336)	(321,925,336)
Administrator Class	(4,391,522,953)	(4,391,522,953)	(4,312,303,113)	(4,312,303,113)
Service Class	(15,603,931,101)	(15,603,931,101)	(29,275,694,412)	(29,275,694,412)
Sweep Class	(1,888,875,569)	(1,888,875,569)	(3,732,388,110)	(3,732,388,110)

		(22,562,508,713)		(37,642,310,971)

Net increase (decrease) in net assets resulting from capital share transactions		(255,699,532)		493,114,812

Total increase (decrease) in net assets		(255,583,331)		493,156,074

Net assets
Beginning of period		11,172,518,325		10,679,362,251

End of period		$10,916,934,994		$11,172,518,325

Overdistributed (accumulated) net investment income (loss)		$(8,088)		$(6,106)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage 100% Treasury Money Market Fund	11

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31			Year ended February 28
CLASS A		2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00	0.00	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	(0.00)[3]	0.00 [3]

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04
Distributions to shareholders from
Net investment income	(0.00)[3]	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.00%	0.02%	0.01%	0.03%	0.74%	3.81%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.77%	0.69%	0.75%	0.80%	0.83%	0.83%
Net expenses	0.07%	0.09%	0.05%	0.14%	0.18%	0.58%	0.65%
Net investment income	0.00%	0.00%	0.01%	0.01%	0.01%	0.68%	3.75%
Supplemental data
Net assets, end of period (000s omitted)	$1,002,019	$290,743	$230,582	$225,499	$272,399	$306,451	$298,220

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage 100% Treasury Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00	0.00	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.00%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.52%	0.51%	0.52%
Net expenses	0.08%	0.09%	0.04%	0.14%
Net investment income	0.00%	0.00%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$2,232,171	$2,632,074	$1,636,769	$662,873

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage 100% Treasury Money Market Fund	13

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31			Year ended February 28
SERVICE CLASS		2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00	0.00	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	(0.00)[3]	0.00 [3]

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.00%	0.02%	0.01%	0.03%	0.86%	3.97%
Ratios to average net assets (annualized)
Gross expenses	0.68%	0.69%	0.68%	0.70%	0.73%	0.73%	0.73%
Net expenses	0.08%	0.09%	0.05%	0.14%	0.17%	0.46%	0.50%
Net investment income	0.00%	0.00%	0.01%	0.01%	0.01%	0.74%	3.85%
Supplemental data
Net assets, end of period (000s omitted)	$7,294,624	$7,802,468	$8,502,741	$8,435,170	$8,161,612	$7,641,351	$6,039,209

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage 100% Treasury Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31
SWEEP CLASS		2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00	0.00	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.00%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.14%	1.14%	1.14%
Net expenses	0.08%	0.09%	0.04%	0.14%
Net investment income	0.00%	0.00%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$388,122	$447,234	$309,270	$112,648

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.
3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	15

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage 100% Treasury Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

16	Wells Fargo Advantage 100% Treasury Money Market Fund	Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended July 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase. For the six months ended July 31, 2013, the advisory fee was equivalent to an annual rate of 0.26% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an

Notes to financial statements (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	17

annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.30% for Administrator Class shares, 0.50% for Service Class shares, and 1.00% for Sweep Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets for Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

18	Wells Fargo Advantage 100% Treasury Money Market Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	19

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

20	Wells Fargo Advantage 100% Treasury Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	21

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage 100% Treasury Money Market Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”) and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Service Class) was in range of the median performance of the Universe for all periods under review.

22	Wells Fargo Advantage 100% Treasury Money Market Fund	Other information (unaudited)

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the operating expense ratios of the Fund were higher than the median net operating expense ratios of the expense Groups. Funds Management advised the Board that the expense Group medians reflected voluntary waivers, whereas the Fund’s expense ratios did not reflect voluntary waivers. The Board noted that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were in range of the median net operating expense ratios of the expense Groups. The Board also viewed favorably the fact that the net operating expense cap of the Fund’s Sweep Class was lowered by five basis points in 2012. The Board and Funds Management agreed to extend the net operating expense caps for all of the Fund’s share classes until 2014.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were higher than the median rates of the Fund’s expense Groups for all classes. However, the Board viewed favorably the fact that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were in range of the median net operating expense ratios of the Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	23

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

24	Wells Fargo Advantage 100% Treasury Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

218824 09-13 SA300/SAR300 7-13

Wells Fargo Advantage

Government Money Market Fund

Semi-Annual Report

July 31, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $226 billion in assets under management, as of July 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Government Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We continue to believe that most investors can benefit from adhering to a well-diversified, high-quality investment strategy that is focused on liquidity and capital preservation.

As we gain clarity in the coming months regarding potential changes to the regulation of money market funds, we will provide further communications to you about them.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Government Money Market Fund for the six-month period that ended July 31, 2013. The past six months were marked by accommodative central bank policies, low interest rates, and regulatory uncertainty. Despite the challenges of a changing market landscape, we continue to believe that most investors can benefit from adhering to a well-diversified, high-quality investment strategy that is focused on liquidity and capital preservation.

Short-term interest rates remained low.

Monetary policy remained accommodative. The Federal Open Market Committee (FOMC) did not make any changes to its policy of keeping the target for the federal funds rate near zero or its asset purchase program of buying agency mortgage-backed securities and Treasury securities. However, Federal Reserve (Fed) Chairman Ben Bernanke roiled bond markets on June 19, after the previous day’s FOMC’s meeting, by indicating that tapering of its bond-buying program could begin later this year and that it could end as soon as mid-2014. Despite Chairman Bernanke’s comments on the potential for tapering of the bond-buying program, the Fed’s official statement reaffirmed its program of buying agency mortgage-backed securities at a pace of $40 billion per month and longer-term Treasury securities at a pace of $45 billion per month to “maintain downward pressure on longer-term interest rates, support mortgage markets, and help make broader financial conditions more accommodative.”

Anchored by the Fed’s accommodative monetary policy of holding its targeted federal funds rate near zero, short-term interest rates remained ultra low during the period. While longer-term interest rates rose late in the period, the combination of strong demand and limited supply of money market securities further exacerbated the low level of short-term interest rates throughout the period. A main reason that overall supply of money-market-eligible securities continued to decrease was due to issuers choosing to issue long-term debt to take advantage of low interest rates.

Despite interest rates remaining low, investors remained involved in money markets because yield was only one component driving their investment choices. More often, safety, diversification1, and liquidity have been higher-value propositions to these investors, factors that were not diminished by Fed policy or technical developments.

Money market regulations remained under review.

Regulators remained concerned about potential systemic risk from money market funds in the event of another financial crisis and sought further revisions to regulations governing money market funds in order to mitigate that risk. In June, the U.S. Security and Exchange Commission (SEC) proposed the following changes: 1) a floating net asset value (NAV) rather than a $1.00 stable NAV for prime institutional money market funds (prime retail money market funds and government money market funds could continue to maintain a stable $1.00 NAV under the proposal); 2) liquidity fees and redemption gates for money market funds other than government funds; or 3) a combination of these two measures. The SEC is also considering changes to portfolio diversification, stress testing, and disclosure requirements for all money market funds. Wells Fargo Funds Management, LLC intends to submit a comment letter on the proposals to the SEC. As we gain clarity in the coming months regarding potential changes to the regulation of money market funds, we will provide further communications to you about them.

1.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to shareholders (unaudited)	Wells Fargo Advantage Government Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Government Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

David D. Sylvester

Laurie White

Average annual total returns1 (%) as of July 31, 2013

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (WFGXX)	11-8-1999	0.01	0.10	1.43	0.61	0.61
Administrator Class (WGAXX)	7-31-2003	0.01	0.14	1.59	0.34	0.34
Institutional Class (GVIXX)	7-28-2003	0.01	0.17	1.69	0.22	0.20
Service Class (NWGXX)	11-16-1987	0.01	0.12	1.51	0.51	0.50
Sweep Class	6-30-2010	0.01	0.12	1.51	0.96	0.96

Fund yield summary[3] (%) as of July 31, 2013	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-day current yield	0.01	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website, wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Government Money Market Fund	5

Portfolio composition[4] as of July 31, 2013

Effective maturity distribution[5] as of July 31, 2013

Weighted average maturity[6] as of July 31, 2013
27 days

Weighted average final maturity[7] as of July 31, 2013
70 days

1.	Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to reflect the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through May 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A, 0.35% for Administrator Class, 0.20% for Institutional Class, 0.50% for Service Class, and 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.53)%, (0.26)%, (0.14)%, (0.43)%, and (0.88)% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively.

4.	Portfolio composition is subject to change and is calculated based on the total investments of the Fund.

5.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

6.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes.

7.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes.

6	Wells Fargo Advantage Government Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2013 to July 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2013	Ending account value 7-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,000.05	$0.60	0.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.60	0.12%
Administrator Class
Actual	$1,000.00	$1,000.05	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.55	0.11%
Institutional Class
Actual	$1,000.00	$1,000.05	$0.60	0.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.60	0.12%
Service Class
Actual	$1,000.00	$1,000.05	$0.60	0.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.60	0.12%
Sweep Class
Actual	$1,000.00	$1,000.05	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.55	0.11%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Government Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt: 52.60%
FFCB (z)	0.03%	8-29-2013	$10,000,000	$9,999,767
FFCB (z)	0.05	10-11-2013	10,000,000	9,999,053
FFCB ±	0.06	8-15-2013	45,000,000	44,999,744
FFCB (z)	0.07	8-7-2013	150,000,000	149,998,250
FFCB (z)	0.08	8-5-2013	20,000,000	19,999,822
FFCB (z)	0.09	9-17-2013	45,000,000	44,994,713
FFCB (z)	0.09	9-18-2013	90,000,000	89,989,200
FFCB (z)	0.09	9-26-2013	100,000,000	99,986,000
FFCB (z)	0.09	1-27-2014	25,000,000	24,988,813
FFCB (z)	0.10	10-1-2013	15,000,000	14,997,458
FFCB ±	0.10	9-13-2013	147,670,000	147,665,774
FFCB (z)	0.11	12-17-2013	25,000,000	24,989,458
FFCB (z)	0.11	10-15-2013	25,000,000	24,994,271
FFCB ±	0.12	4-11-2014	35,000,000	34,996,351
FFCB (z)	0.12	8-9-2013	15,000,000	14,999,600
FFCB (z)	0.12	8-14-2013	100,000,000	99,995,667
FFCB ±	0.12	5-13-2014	125,000,000	124,991,099
FFCB ±	0.13	5-1-2014	175,000,000	174,989,877
FFCB ±	0.13	8-28-2013	100,000,000	99,998,565
FFCB ±	0.14	1-6-2014	35,000,000	34,998,096
FFCB (z)	0.15	8-6-2013	50,000,000	49,998,958
FFCB ±	0.16	4-16-2014	50,000,000	50,011,026
FFCB ±	0.16	4-2-2014	150,000,000	149,994,926
FFCB ±	0.17	10-28-2013	15,000,000	15,001,324
FFCB ±	0.18	1-28-2015	71,000,000	71,021,742
FFCB ±	0.18	12-23-2013	41,715,000	41,721,033
FFCB ±	0.18	1-13-2015	250,000,000	249,926,752
FFCB ±	0.18	7-23-2015	155,000,000	154,992,628
FFCB ±	0.20	5-4-2015	70,500,000	70,531,691
FFCB ±	0.21	2-24-2014	142,000,000	142,041,285
FFCB ±	0.21	8-22-2013	95,775,000	95,778,577
FFCB ±	0.22	3-20-2015	132,500,000	132,621,935
FFCB ±	0.23	10-15-2013	35,000,000	34,994,182
FFCB	0.92	11-26-2013	12,000,000	12,030,844
FFCB	1.30	12-23-2013	9,000,000	9,042,393
FFCB	3.88	10-7-2013	15,000,000	15,103,235
FHLB ±	0.03	11-18-2013	25,000,000	24,996,232
FHLB (z)	0.05	10-7-2013	50,000,000	49,995,347
FHLB ±	0.06	8-28-2013	250,000,000	249,997,174
FHLB (z)	0.07	9-11-2013	100,000,000	99,992,028
FHLB ±	0.07	9-6-2013	250,000,000	250,000,000
FHLB ±	0.08	9-4-2013	115,000,000	114,994,675
FHLB (z)	0.08	8-16-2013	109,000,000	108,996,594
FHLB (z)	0.08	9-20-2013	151,846,000	151,828,956
FHLB ±	0.08	6-20-2014	96,750,000	96,718,360
FHLB ±	0.09	1-23-2014	200,000,000	199,979,536
FHLB ±	0.09	2-20-2014	200,000,000	199,953,706
FHLB ±	0.09	6-12-2014	150,000,000	150,000,000
FHLB (z)	0.10	9-18-2013	108,300,000	108,285,672
FHLB	0.10	11-6-2013	250,000,000	249,986,755

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Government Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FHLB	0.10%	11-8-2013	$150,000,000	$149,992,920
FHLB	0.10	11-13-2013	100,000,000	99,996,510
FHLB	0.10	11-21-2013	100,000,000	99,996,985
FHLB	0.10	11-22-2013	250,000,000	249,988,485
FHLB	0.10	12-3-2013	150,000,000	149,991,408
FHLB (z)	0.11	11-18-2013	47,000,000	46,985,058
FHLB	0.11	8-1-2013	33,620,000	33,620,000
FHLB	0.11	10-22-2013	150,000,000	149,995,967
FHLB	0.11	10-25-2013	229,000,000	228,998,930
FHLB (z)	0.12	12-18-2013	15,000,000	14,993,050
FHLB ±	0.12	2-12-2014	150,000,000	149,991,935
FHLB	0.13	9-18-2013	200,000,000	199,993,739
FHLB	0.13	10-9-2013	100,000,000	100,001,498
FHLB	0.13	10-16-2013	250,000,000	249,993,770
FHLB ±	0.13	5-7-2014	250,000,000	249,990,084
FHLB ±	0.14	5-1-2014	200,000,000	200,000,000
FHLB ±	0.14	5-8-2014	250,000,000	249,990,048
FHLB	0.14	8-28-2013	150,000,000	149,997,494
FHLB	0.14	9-5-2013	200,000,000	199,996,727
FHLB ±	0.15	12-3-2014	250,000,000	249,966,091
FHLB	0.15	9-11-2013	10,000,000	10,001,090
FHLB	0.22	8-8-2013	17,315,000	17,315,458
FHLB	0.24	8-9-2013	5,000,000	5,000,041
FHLB	0.27	9-12-2013	66,000,000	66,012,564
FHLB	0.28	9-16-2013	30,000,000	30,006,659
FHLB	0.29	12-6-2013	22,000,000	22,014,974
FHLB	0.38	11-27-2013	53,500,000	53,549,178
FHLB	0.50	8-28-2013	24,000,000	24,007,462
FHLB	5.13	8-14-2013	10,000,000	10,017,793
FHLMC (z)	0.05	10-28-2013	105,700,000	105,687,080
FHLMC (z)	0.06	10-21-2013	50,000,000	49,993,250
FHLMC (z)	0.07	8-22-2013	100,000,000	99,995,917
FHLMC (z)	0.07	8-23-2013	20,000,000	19,999,144
FHLMC (z)	0.07	9-17-2013	100,000,000	99,990,861
FHLMC (z)	0.07	9-9-2013	122,780,000	122,770,631
FHLMC (z)	0.08	9-3-2013	40,385,000	40,382,224
FHLMC (z)	0.08	9-16-2013	99,498,000	99,487,829
FHLMC (z)	0.08	10-23-2013	200,000,000	199,963,111
FHLMC (z)	0.09	11-7-2013	50,000,000	49,987,750
FHLMC (z)	0.10	11-12-2013	200,000,000	199,945,638
FHLMC (z)	0.10	12-2-2013	210,000,000	209,931,838
FHLMC (z)	0.10	11-25-2013	131,568,000	131,526,310
FHLMC (z)	0.10	12-20-2013	250,000,000	249,902,083
FHLMC (z)	0.11	10-22-2013	24,000,000	23,993,987
FHLMC (z)	0.11	10-15-2013	72,050,000	72,033,290
FHLMC (z)	0.12	8-12-2013	389,803,000	389,788,884
FHLMC (z)	0.12	8-2-2013	114,000,000	113,999,612
FHLMC (z)	0.13	8-1-2013	100,000,000	100,000,000
FHLMC (z)	0.13	9-4-2013	145,000,000	144,982,197
FHLMC ±	0.13	9-13-2013	173,080,000	173,080,458

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Government Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FHLMC (z)	0.14%	8-5-2013	$153,330,000	$153,327,630
FHLMC (z)	0.15	9-5-2013	100,000,000	99,985,416
FHLMC (z)	0.16	8-19-2013	50,000,000	49,996,125
FHLMC	0.38	10-15-2013	69,535,000	69,568,871
FHLMC	0.38	10-30-2013	268,098,000	268,278,130
FHLMC	0.38	11-27-2013	121,667,000	121,770,704
FHLMC	0.50	10-15-2013	30,825,000	30,846,846
FHLMC	0.63	12-23-2013	28,000,000	28,057,868
FHLMC	4.88	11-15-2013	49,851,000	50,534,927
FNMA (z)	0.07	9-4-2013	27,466,000	27,464,184
FNMA	1.00	10-21-2013	200,000,000	199,964,000
FNMA	0.00	10-30-2013	86,538,000	86,526,642
FNMA %%±	0.15	8-5-2015	150,000,000	149,939,024
FNMA (z)	0.04	9-16-2013	25,000,000	24,998,722
FNMA (z)	0.04	9-25-2013	19,038,000	19,036,837
FNMA (z)	0.08	8-19-2013	300,000,000	299,988,350
FNMA (z)	0.08	9-11-2013	50,000,000	49,995,444
FNMA (z)	0.09	11-6-2013	15,000,000	14,996,363
FNMA (z)	0.10	11-27-2013	45,613,000	45,598,797
FNMA (z)	0.10	11-20-2013	139,656,000	139,614,016
FNMA (z)	0.10	11-13-2013	102,000,000	101,970,533
FNMA (z)	0.10	12-4-2013	100,000,000	99,965,278
FNMA (z)	0.12	12-11-2013	92,500,000	92,460,996
FNMA (z)	0.12	10-16-2013	25,000,000	24,993,667
FNMA (z)	0.12	8-15-2013	100,000,000	99,995,333
FNMA (z)	0.13	8-7-2013	265,000,000	264,994,179
FNMA (z)	0.14	12-26-2013	50,000,000	49,971,417
FNMA (z)##	0.15	8-14-2013	215,590,000	215,578,452
FNMA (z)	0.15	9-3-2013	100,000,000	99,986,250
FNMA ±	0.16	11-14-2013	50,000,000	50,007,461
FNMA ±	0.17	6-20-2014	325,000,000	324,954,234
FNMA	0.50	8-9-2013	57,368,000	57,372,970
FNMA	0.75	12-18-2013	185,785,000	186,236,952
FNMA	0.80	11-18-2013	23,100,000	23,147,137
FNMA	1.00	9-23-2013	290,026,000	290,399,588
FNMA	1.00	10-15-2013	13,000,000	13,024,526
FNMA	1.05	10-22-2013	15,000,000	15,031,433
FNMA	1.13	10-8-2013	10,000,000	10,019,361
FNMA	1.25	8-20-2013	387,184,000	387,412,225
FNMA	4.63	10-15-2013	28,061,000	28,320,065
Overseas Private Investment Corporation ±§(i)	0.14	10-15-2027	90,000,000	90,000,000

Total Government Agency Debt (Cost $15,259,288,109)				15,259,288,109

Repurchase Agreements ^^: 48.60%
Bank of America Corporation, dated 7-31-2013, maturity value $2,000,004,444 (1)	0.08	8-1-2013	2,000,000,000	2,000,000,000
Bank of Nova Scotia, dated 7-31-2013, maturity value $1,415,003,538 (2)	0.09	8-1-2013	1,415,000,000	1,415,000,000
Bank of Nova Scotia, dated 7-31-2013, maturity value $431,900,840 (3)	0.07	8-1-2013	431,900,000	431,900,000
Barclays Capital Incorporated, dated 7-31-2013, maturity value $1,350,003,375 (4)	0.09	8-1-2013	1,350,000,000	1,350,000,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Government Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Repurchase Agreements ^^ (continued)
BNP Paribas Securities Corporation, dated 7-31-2013, maturity value $500,001,111 (5)	0.08%	8-1-2013	$500,000,000	$500,000,000
Citibank NA, dated 7-31-2013, maturity value $500,001,250 (6)	0.09	8-1-2013	500,000,000	500,000,000
Citigroup Global Markets, dated 7-31-2013, maturity value $1,000,000,833 (7)	0.03	8-1-2013	1,000,000,000	1,000,000,000
Citigroup Global Markets, dated 7-31-2013, maturity value $1,000,002,500 (8)	0.09	8-1-2013	1,000,000,000	1,000,000,000
Citigroup Global Markets, dated 7-31-2013, maturity value $200,000,111 (9)	0.02	8-1-2013	200,000,000	200,000,000
Credit Agricole, dated 7-25-2013, maturity value $250,001,944 (10)	0.04	8-1-2013	250,000,000	250,000,000
Credit Agricole, dated 7-26-2013, maturity value $250,001,944 (11)	0.04	8-2-2013	250,000,000	250,000,000
Credit Agricole, dated 7-31-2013, maturity value $250,003,403 (12)	0.07	8-7-2013	250,000,000	250,000,000
Credit Agricole, dated 7-31-2013, maturity value $750,001,875 (13)	0.09	8-1-2013	750,000,000	750,000,000
Deutsche Bank Securities, dated 7-29-2013, maturity value $250,001,944 (14)	0.04	8-5-2013	250,000,000	250,000,000
Deutsche Bank Securities, dated 7-30-2013, maturity value $250,002,431 (15)	0.05	8-6-2013	250,000,000	250,000,000
Deutsche Bank Securities, dated 7-31-2013, maturity value $25,500,071 (16)	0.10	8-1-2013	25,500,000	25,500,000
Deutsche Bank Securities, dated 7-31-2013, maturity value $300,000,333 (17)	0.04	8-1-2013	300,000,000	300,000,000
Deutsche Bank Securities, dated 7-31-2013, maturity value $700,001,944 (18)	0.10	8-1-2013	700,000,000	700,000,000
Goldman Sachs & Company, dated 7-31-2013, maturity value $300,000,750 (19)	0.09	8-1-2013	300,000,000	300,000,000
Goldman Sachs & Company, dated 7-31-2013, maturity value $69,200,173 (20)	0.09	8-1-2013	69,200,000	69,200,000
HSBC Securities, dated 7-31-2013, maturity value $125,000,243 (21)	0.07	8-1-2013	125,000,000	125,000,000
Merrill Pierce Fenner Smith Incorporated, dated 7-31-2013, maturity value $100,000,194 (22)	0.07	8-1-2013	100,000,000	100,000,000
Morgan Stanley & Company, dated 7-31-2013, maturity value $100,000,222 (23)	0.08	8-1-2013	100,000,000	100,000,000
Royal Bank of Canada, dated 7-31-2013, maturity value $625,001,389 (24)	0.08	8-1-2013	625,000,000	625,000,000
RBS Securities Incorporated, dated 7-31-2013, maturity value $500,001,250 (25)	0.09	8-1-2013	500,000,000	500,000,000
Societe Generale New York, dated 7-31-2013, maturity value $860,002,150 (26)	0.09	8-1-2013	860,000,000	860,000,000

Total Repurchase Agreements (Cost $14,101,600,000)				14,101,600,000

Total investments in securities (Cost $29,360,888,109) *	101.20%	29,360,888,109
Other assets and liabilities, net	(1.20)	(346,870,839)

Total net assets	100.00%	$29,014,017,270

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Government Money Market Fund	11

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	Security issued on a when-issued basis.

##	All or a portion of this security has been segregated for when-issued securities.
(i)	Illiquid security

§	Security is subject to a demand feature which reduces the effective maturity.

^^	Collateralized by:

(1)	U.S. government securities, 3.50% to 4.50%, 4-20-2041 to 6-20-2042, fair value including accrued interest is $2,060,000,001.

(2)	U.S. government securities, 0.25% to 8.13%, 8-15-2013 to 7-1-2043, fair value including accrued interest is $1,447,572,753.

(3)	U.S. government securities, 0.13% to 4.63%, 2-15-2015 to 2-15-2043, fair value including accrued interest is $440,538,012.

(4)	U.S. government securities, 0.00% to 5.26%, 9-1-2019 to 4-1-2044, fair value including accrued interest is $1,390,500,000.

(5)	U.S. government securities, 3.00% to 5.00%, 7-1-2027 to 10-1-2042, fair value including accrued interest is $515,000,000.

(6)	U.S. government securities, 1.61% to 10.00%, 3-15-2015 to 10-1-2047, fair value including accrued interest is $515,000,000.

(7)	U.S. government securities, 0.00% to 8.88%, 8-8-2013 to 5-15-2043, fair value including accrued interest is $1,020,000,016.

(8)	U.S. government securities, 2.00% to 7.00%, 4-1-2017 to 7-1-2043, fair value including accrued interest is $1,030,000,001.

(9)	U.S. government securities, 0.25% to 0.75%, 7-31-2015 to 2-28-2018, fair value including accrued interest is $204,000,062.

(10)	U.S. government securities, 2.50% to 5.00%, 10-1-2025 to 5-1-2042, fair value including accrued interest is $257,500,001.

(11)	U.S. government securities, 3.50% to 6.50%, 8-1-2030 to 5-1-2042, fair value including accrued interest is $257,500,001.

(12)	U.S. government securities, 4.00% to 5.50%, 3-1-2036 to 2-1-2042, fair value including accrued interest is $257,500,000.

(13)	U.S. government securities, 1.81% to 4.61%, 5-1-2035 to 6-1-2043, fair value including accrued interest is $772,500,000.

(14)	U.S. government securities, 2.57% to 7.50%, 7-1-2018 to 7-1-2043, fair value including accrued interest is $257,500,000.

(15)	U.S. government securities, 1.75% to 7.50%, 7-1-2019 to 7-1-2043, fair value including accrued interest is $257,495,601.

(16)	U.S. government securities, 3.50% to 5.50%, 2-1-2037 to 10-1-2042, fair value including accrued interest is $26,265,000.

(17)	U.S. government securities, 0.88% to 1.38%, 11-30-2015 to 7-31-2019, fair value including accrued interest is $306,000,045.

(18)	U.S. government securities, 2.25% to 4.00%, 3-20-2042 to 6-15-2053, fair value including accrued interest is $721,000,000.

(19)	U.S. government securities, 3.00% to 4.50%, 9-1-2025 to 8-1-2042, fair value including accrued interest is $309,000,001.

(20)	U.S. government securities, 3.50% to 5.50%, 8-20-2038 to 6-20-2043, fair value including accrued interest is $71,276,001.
(21)	U.S. government security, 3.00%, 7-1-2043, fair value including accrued interest is $128,754,767.

(22)	U.S. government securities, 3.50% to 4.00%, 8-15-2041 to 5-20-2042, fair value including accrued interest is $103,000,000.

(23)	U.S. government securities, 2.45% to 5.50%, 4-1-2018 to 7-1-2043, fair value including accrued interest is $103,000,000.

(24)	U.S. government securities, 0.00% to 3.67%, 5-1-2035 to 8-1-2043, fair value including accrued interest is $643,750,000.

(25)	U.S. government securities, 0.11% to 7.25%, 8-9-2013 to 9-7-2032, fair value including accrued interest is $510,000,153.

(26)	U.S. government securities, 0.00% to 6.25%, 1-2-2014 to 8-15-2023, fair value including accrued interest is $877,200,009.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Government Money Market Fund	Statement of assets and liabilities—July 31, 2013 (unaudited)

Assets
Investments
Investments in unaffiliated securities, at amortized cost	$15,259,288,109
Investments in repurchase agreements, at amortized cost	14,101,600,000

Total investments, at amortized cost	29,360,888,109
Cash	6,807
Receivable for Fund shares sold	877,494
Receivable for interest	6,959,361
Receivable from adviser	2,519,364

Total assets	29,371,251,135

Liabilities
Dividends payable	140,390
Payable for investments purchased	351,867,833
Payable for Fund shares redeemed	517,199
Distribution fees payable	8,877
Due to other related parties	2,955,825
Accrued expenses and other liabilities	1,743,741

Total liabilities	357,233,865

Total net assets	$29,014,017,270

NET ASSETS CONSIST OF
Paid-in capital	$29,014,039,396
Overdistributed net investment income	(32,091)
Accumulated net realized gains on investments	9,965

Total net assets	$29,014,017,270

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class A	$384,993,004
Shares outstanding – Class A	384,994,661
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$490,281,050
Shares outstanding – Administrator Class	490,282,300
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$23,322,694,123
Shares outstanding – Institutional Class	23,322,757,068
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$4,796,291,151
Shares outstanding – Service Class	4,796,309,265
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$19,757,942
Shares outstanding – Sweep Class	19,758,006
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended July 31, 2013 (unaudited)	Wells Fargo Advantage Government Money Market Fund	13

Investment income
Interest	$18,950,386

Expenses
Advisory fee	15,068,959
Administration fees
Fund level	5,264,523
Class A	536,969
Administrator Class	252,298
Institutional Class	9,441,492
Service Class	3,306,895
Sweep Class	32,941
Shareholder servicing fees
Class A	610,192
Administrator Class	251,653
Service Class	6,872,449
Sweep Class	37,433
Distribution fees
Sweep Class	52,406
Custody and accounting fees	744,871
Professional fees	23,487
Registration fees	67,270
Shareholder report expenses	88,245
Trustees’ fees and expenses	6,959
Other fees and expenses	264,101

Total expenses	42,923,143
Less: Fee waivers and/or expense reimbursements	(25,479,659)

Net expenses	17,443,484

Net investment income	1,506,902

Net realized gains on investments	9,965

Net increase in net assets resulting from operations	$1,516,867

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Government Money Market Fund	Statement of changes in net assets

	Six months ended July 31, 2013 (unaudited)		Year ended January 31, 2013

Operations
Net investment income		$1,506,902		$3,082,674
Net realized gains on investments		9,965		0

Net increase in net assets resulting from operations		1,516,867		3,082,674

Distributions to shareholders from
Net investment income
Class A		(24,409)		(67,798)
Administrator Class		(25,230)		(52,036)
Institutional Class		(1,180,190)		(2,386,806)
Service Class		(275,576)		(572,932)
Sweep Class		(1,497)		(3,102)

Total distributions to shareholders		(1,506,902)		(3,082,674)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	606,364,814	606,364,814	1,709,289,262	1,709,289,262
Administrator Class	2,516,536,302	2,516,536,302	3,338,492,206	3,338,492,206
Institutional Class	95,550,185,949	95,550,185,949	157,730,470,093	157,730,470,093
Service Class	23,706,383,433	23,706,383,433	41,998,294,119	41,998,294,119
Sweep Class	64,407,585	64,407,585	103,647,746	103,647,746

		122,443,878,083		204,880,193,426

Reinvestment of distributions
Class A	23,041	23,041	64,709	64,709
Administrator Class	12,998	12,998	24,508	24,508
Institutional Class	554,328	554,328	1,137,817	1,137,817
Service Class	20,885	20,885	50,492	50,492
Sweep Class	1,497	1,497	3,102	3,102

		612,749		1,280,628

Payment for shares redeemed
Class A	(786,070,958)	(786,070,958)	(2,081,855,065)	(2,081,855,065)
Administrator Class	(2,434,678,983)	(2,434,678,983)	(3,539,053,850)	(3,539,053,850)
Institutional Class	(94,990,543,366)	(94,990,543,366)	(161,381,744,033)	(161,381,744,033)
Service Class	(25,350,674,714)	(25,350,674,714)	(40,814,540,147)	(40,814,540,147)
Sweep Class	(67,648,858)	(67,648,858)	(182,563,056)	(182,563,056)

		(123,629,616,879)		(207,999,756,151)

Net decrease in net assets resulting from capital share transactions		(1,185,126,047)		(3,118,282,097)

Total decrease in net assets		(1,185,116,082)		(3,118,282,097)

Net assets
Beginning of period		30,199,133,352		33,317,415,449

End of period		$29,014,017,270		$30,199,133,352

Overdistributed net investment income		$(32,091)		$(32,091)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Government Money Market Fund	15

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31			Year ended February 28
CLASS A		2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04
Net realized gains (losses) on investments	0.00 [3]	0.00	0.00 [3]	(0.00)[3]	0.00 [3]	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net realized gains	0.00	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.01%	0.01%	0.01%	1.22%	4.38%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.61%	0.60%	0.58%	0.65%	0.64%	0.64%
Net expenses	0.12%	0.17%	0.12%	0.22%	0.28%	0.64%	0.64%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	1.29%	4.39%
Supplemental data
Net assets, end of period (000s omitted)	$384,993	$564,676	$937,172	$1,078,873	$777,462	$1,101,904	$1,921,647

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Government Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31			Year ended February 28
ADMINISTRATOR CLASS		2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04
Net realized gains (losses) on investments	0.00 [3]	0.00	0.00 [3]	(0.00)[3]	0.00 [3]	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net realized gains	0.00	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.01%	0.01%	0.02%	1.50%	4.68%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.34%	0.35%	0.39%	0.37%	0.37%
Net expenses	0.11%	0.17%	0.12%	0.21%	0.28%	0.36%	0.35%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.03%	1.42%	4.55%
Supplemental data
Net assets, end of period (000s omitted)	$490,281	$408,411	$608,948	$547,278	$788,478	$1,780,294	$1,944,435

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Government Money Market Fund	17

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31			Year ended February 28
INSTITUTIONAL CLASS		2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04
Net realized gains (losses) on investments	0.00 [3]	0.00	0.00 [3]	(0.00)[3]	0.00 [3]	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net realized gains	0.00	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.01%	0.03%	0.08%	1.65%	4.83%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%	0.23%	0.27%	0.26%	0.25%
Net expenses	0.12%	0.17%	0.12%	0.20%	0.21%	0.22%	0.20%
Net investment income	0.01%	0.01%	0.01%	0.03%	0.10%	1.42%	4.54%
Supplemental data
Net assets, end of period (000s omitted)	$23,322,694	$22,762,489	$26,412,568	$19,760,296	$20,661,470	$42,393,921	$23,265,323

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Government Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31			Year ended February 28
SERVICE CLASS		2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04
Net realized gains (losses) on investments	0.00 [3]	0.00	0.00 [3]	(0.00)[3]	0.00 [3]	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net realized gains	0.00	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.01%	0.01%	0.01%	1.35%	4.52%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.51%	0.52%	0.56%	0.54%	0.54%
Net expenses	0.12%	0.17%	0.12%	0.22%	0.28%	0.51%	0.50%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	1.31%	4.42%
Supplemental data
Net assets, end of period (000s omitted)	$4,796,291	$6,440,560	$5,256,816	$5,820,697	$4,595,307	$6,342,777	$6,350,025

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Government Money Market Fund	19

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31
SWEEP CLASS		2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00	0.00 [2]	(0.00)[2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.96%	0.96%	0.94%
Net expenses	0.11%	0.17%	0.12%	0.22%
Net investment income	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$19,758	$22,998	$101,911	$127,791

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Government Money Market Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Government Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Notes to financial statements (unaudited)	Wells Fargo Advantage Government Money Market Fund	21

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended July 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

22	Wells Fargo Advantage Government Money Market Fund	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.50% for Service Class shares and 1.00% for Sweep Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets for Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Government Money Market Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Advantage Government Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Government Money Market Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

26	Wells Fargo Advantage Government Money Market Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Government Money Market Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”) and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was in range of the median performance of the Universe for all periods under review.

Other information (unaudited)	Wells Fargo Advantage Government Money Market Fund	27

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the operating expense ratios of the Fund were higher than the median net operating expense ratios of the expense Groups. Funds Management advised the Board that voluntary fee waivers across the money market fund industry had resulted in significantly lower median net operating expense ratio for the expense Groups. The Board noted that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were higher than the median net operating expense ratios of the expense Groups. However, the Board viewed favorably the fact that the net operating expense cap of the Fund’s Sweep Class was lowered by five basis points in 2012 and the Board and Funds Management agreed to extend the net operating expense caps for all of the Fund’s share classes until 2014.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Institutional Class and Service Class were in range of the median rates for their respective expense Groups, but also noted that the Management Rates of the Administrator Class, Class A, and Sweep Class were higher than the median rates for their respective expense Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a

28	Wells Fargo Advantage Government Money Market Fund	Other information (unaudited)

fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of abbreviations	Wells Fargo Advantage Government Money Market Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

218827 09-13 SA303/SAR303 7-13

Wells Fargo Advantage

National Tax-Free Money Market Fund

Semi-Annual Report

July 31, 2013

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The views expressed and any forward-looking statements are as of July 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $226 billion in assets under management, as of July 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage National Tax-Free Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We continue to believe that most investors can benefit from adhering to a well-diversified, high-quality investment strategy that is focused on liquidity and capital preservation.

As we gain clarity in the coming months regarding potential changes to the regulation of money market funds, we will provide further communications to you about them.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage National Tax-Free Money Market Fund for the six-month period that ended July 31, 2013. The past six months were marked by accommodative central bank policies, low interest rates, and regulatory uncertainty. Despite the challenges of a changing market landscape, we continue to believe that most investors can benefit from adhering to a well-diversified, high-quality investment strategy that is focused on liquidity and capital preservation.

Short-term interest rates remained low.

Monetary policy remained accommodative. The Federal Open Market Committee (FOMC) did not make any changes to its policy of keeping the target for the federal funds rate near zero or its asset purchase program of buying agency mortgage-backed securities and Treasury securities. However, Federal Reserve (Fed) Chairman Ben Bernanke roiled bond markets on June 19, after the previous day’s FOMC’s meeting, by indicating that tapering of its bond-buying program could begin later this year and that it could end as soon as mid-2014. Despite Chairman Bernanke’s comments on the potential for tapering of the bond-buying program, the Fed’s official statement reaffirmed its program of buying agency mortgage-backed securities at a pace of $40 billion per month and longer-term Treasury securities at a pace of $45 billion per month to “maintain downward pressure on longer-term interest rates, support mortgage markets, and help make broader financial conditions more accommodative.”

Anchored by the Fed’s accommodative monetary policy of holding its targeted federal funds rate near zero, short-term interest rates remained ultra low during the period. While longer-term interest rates rose late in the period, the combination of strong demand and limited supply of money market securities further exacerbated the low level of short-term interest rates throughout the period. A main reason that overall supply of money-market-eligible securities continued to decrease was due to issuers choosing to issue long-term debt to take advantage of low interest rates.

Despite interest rates remaining low, investors remained involved in money markets because yield was only one component driving their investment choices. More often, safety, diversification1, and liquidity have been higher-value propositions to these investors, factors that were not diminished by Fed policy or technical developments.

Money market regulations remained under review.

Regulators remained concerned about potential systemic risk from money market funds in the event of another financial crisis and sought further revisions to regulations governing money market funds in order to mitigate that risk. In June, the U.S. Security and Exchange Commision (SEC) proposed the following changes: 1) a floating net asset value (NAV) rather than a $1.00 stable NAV for prime institutional money market funds (prime retail money market funds and government money market funds could continue to maintain a stable $1.00 NAV under the proposal); 2) liquidity fees and redemption gates for money market funds other than government funds; or 3) a combination of these two measures. The SEC is also considering changes to portfolio diversification, stress testing, and disclosure requirements for all money market funds. Wells Fargo Funds Management, LLC intends to submit a comment letter on the proposals to the SEC. As we gain clarity in the coming months regarding potential changes to the regulation of money market funds, we will provide further communications to you about them.

1.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to shareholders (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage National Tax-Free Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

David D. Sylvester

James Randazzo

Average annual total returns1 (%) as of July 31, 2013

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (NWMXX)	7-28-2003	0.02	0.16	1.02	0.63	0.63
Administrator Class (WNTXX)	4-8-2005	0.02	0.23	1.20	0.36	0.30
Institutional Class (WFNXX)	11-8-1999	0.02	0.29	1.31	0.24	0.20
Service Class (MMIXX)	8-3-1993	0.02	0.20	1.13	0.53	0.45
Sweep Class	6-30-2010	0.02	0.16	1.02	0.98	0.98

Fund yield summary[3] (%) as of July 31, 2013	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-day current yield	0.01	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website, wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT).

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	5

Revenue source distribution[4] as of July 31, 2013

Weighted average maturity[6] as of July 31, 2013
16 days

Weighted average final maturity[7] as of July 31, 2013
16 days

Effective maturity distribution[5] as of July 31, 2013

1.	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Service Class shares, and includes the higher expenses applicable to Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Class A shares, and has not been adjusted to include the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through May 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A, 0.30% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class, and 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.53)%, (0.26)%, (0.14)%, (0.43)%, and (0.88)% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively.

4.	Revenue source distribution is subject to change and is calculated based on the total investments of the Fund.

5.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

6.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes.

7.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes.

6	Wells Fargo Advantage National Tax-Free Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2013 to July 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2013	Ending account value 7-31-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,000.05	$0.64	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65	0.13%
Administrator Class
Actual	$1,000.00	$1,000.05	$0.64	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65	0.13%
Institutional Class
Actual	$1,000.00	$1,000.06	$0.64	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65	0.13%
Service Class
Actual	$1,000.00	$1,000.05	$0.69	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70	0.14%
Sweep Class
Actual	$1,000.00	$1,000.05	$0.64	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65	0.13%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	7

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website:

http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/nationaltaxfreemoneymarket.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSR, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Municipal Obligations: 101.03%

Alabama: 2.10%

Variable Rate Demand Notes ø: 2.10%
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2008-C (IDR, Bank of Nova Scotia LOC)	0.06%	12-1-2027	$10,000,000	$10,000,000	0.30%
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2011-G (IDR, Bank of Nova Scotia LOC)	0.06	4-1-2028	20,000,000	20,000,000	0.61
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2011-J (IDR, Bank of Nova Scotia LOC)	0.06	4-1-2028	15,000,000	15,000,000	0.46
Other securities				23,950,000	0.73

				68,950,000	2.10

Arizona: 0.93%

Variable Rate Demand Notes ø: 0.93%
Mesa AZ Utility System Clipper Tax-Exempt Certificate Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	7-1-2024	20,055,000	20,055,000	0.61
Other securities				10,400,000	0.32

				30,455,000	0.93

California: 15.16%

Other Municipal Debt: 1.82%
Los Angeles County CA Schools Pooled Financing Program TRAN (Miscellaneous Revenue )	2.00	11-29-2013 to 1-31-2014	17,900,000	18,018,486	0.54
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-8 (Miscellaneous Revenue)	2.00	1-31-2014	16,500,000	16,634,578	0.51
Other securities				25,226,156	0.77

				59,879,220	1.82

Variable Rate Demand Notes ø: 13.34%
ABAG Finance Authority for Nonprofit Corporation California Branson School Series 2008 (Education Revenue, Northern Trust Company LOC)	0.06	7-1-2038	12,605,000	12,605,000	0.38
ABAG Finance Authority for Nonprofit Corporation California San Francisco University High School Series A (Education Revenue, Northern Trust Company LOC)	0.06	4-1-2036	6,480,000	6,480,000	0.20
ABAG Finance Authority for Nonprofit Corporations California Menlo School Series 2003 (Education Revenue, Northern Trust Company LOC)	0.06	9-1-2033	15,000,000	15,000,000	0.46
California CDA Gas Supply Series 2010 (Utilities Revenue, Royal Bank of Canada SPA)	0.05	11-1-2040	81,225,000	81,225,000	2.47

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage National Tax-Free Money Market Fund	Summary portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Variable Rate Demand Notes ø (continued)
California CDA Sutter Health ROC RR-II-R-11621 (Health Revenue, AGM Insured, Citibank NA LIQ) 144A	0.07%	8-15-2032	$10,200,000	$10,200,000	0.31%
California HFFA Catholic Healthcare West Series 2004-K (Health Revenue, Mizuho Corporate Bank LOC)	0.05	7-1-2033	18,000,000	18,000,000	0.55
California HFFA Catholic Healthcare West Series 2005-H (Health Revenue, Sumitomo Mitsui Banking LOC)	0.04	7-1-2035	12,265,000	12,265,000	0.37
California HFFA Presbyterian Homes & Services Incorporated Series 2004 (Health Revenue, Union Bank NA LOC)	0.06	7-1-2034	20,300,000	20,300,000	0.62
California Infrastructure & Economic Development Bank (Various Revenue) µ	0.04-0.06	11-1-2026 to 9-1-2036	32,940,000	32,940,000	1.00
Los Angeles CA International Airport Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-30 (Airport Revenue, Royal Bank of Canada LIQ) 144A	0.06	5-15-2040	10,060,000	10,060,000	0.31
Morgan Hill CA RDA Tax Allocation Ojo de Agua Redevelopment Project Area Series 2008-A (Tax Revenue, Scotia Bank LOC)	0.07	9-1-2033	37,535,000	37,535,000	1.14
San Diego County CA Regional Transportation Community Limited Tax Series 2008-C (Tax Revenue, Mizuho Corporate Bank SPA)	0.05	4-1-2038	15,600,000	15,600,000	0.48
Santa Clara Valley CA Transportation Authority 2000 Measure A (Tax Revenue, Sumitomo Mitsui Banking SPA)	0.06	4-1-2036	20,710,000	20,710,000	0.63
Other securities				145,140,000	4.42

				438,060,000	13.34

Colorado: 0.83%

Variable Rate Demand Notes ø: 0.83%
Other securities				27,140,000	0.83

Connecticut: 0.18%

Variable Rate Demand Notes ø: 0.18%
Connecticut Municipal Electric Energy Cooperative Power Supply System Series 2013-A Deutsche Bank Spears Series DBE-1164 (Utilities Revenue) 144A	0.11	1-1-2038	6,000,000	6,000,000	0.18

Delaware: 0.30%

Variable Rate Demand Notes ø: 0.30%
Other securities				10,000,000	0.30

District of Columbia: 1.27%

Other Municipal Debt: 0.93%
District of Columbia (GO)	2.00	9-30-2013	30,500,000	30,591,999	0.93

Variable Rate Demand Notes ø: 0.34%
Other securities				10,985,000	0.34

Florida: 6.99%

Other Municipal Debt: 1.37%
JEA Florida Electric System Series 00-A (Utilities Revenue)	0.13	8-14-2013	24,400,000	24,400,000	0.74
JEA Florida Electric System Series F-1 (Utilities Revenue)	0.12	8-29-2013	11,550,000	11,550,000	0.35

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Other Municipal Debt (continued)
JEA Florida Electric System Series F-2 (Utilities Revenue)	0.12%	8-15-2013	$9,140,000	$9,140,000	0.28%

				45,090,000	1.37

Variable Rate Demand Notes ø: 5.62%
Hillsborough County FL School Board Master Lease Program JPMorgan PUTTER Series 4128 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.10	4-22-2014	44,425,000	44,425,000	1.35
Orange County FL Sales Tax Revenue Series 2012-B Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-43 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.06	1-1-2020	5,115,000	5,115,000	0.16
West Palm Beach FL Utilities Systems Series 2008-C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.30	10-1-2038	43,990,000	43,990,000	1.34
Other securities				91,030,000	2.77

				184,560,000	5.62

Georgia: 1.25%

Variable Rate Demand Notes ø: 1.25%
Gwinnett County GA Development Authority COP Public School Project Series 2006 Clipper Tax-Exempt Certified Trust Series 2009-41 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.07	1-1-2016	8,795,000	8,795,000	0.27
Other securities				32,280,000	0.98

				41,075,000	1.25

Hawaii: 0.51%

Variable Rate Demand Notes ø: 0.51%
Hawaii Bonds Series 2007 Clipper Tax-Exempt Certified Trust Series 2009-62 (GO, State Street Bank & Trust Company LIQ)	0.06	4-1-2018	9,995,000	9,995,000	0.31
Honolulu City & County HI Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-62 (GO, Royal Bank of Canada LIQ) 144A	0.06	11-1-2020	6,665,000	6,665,000	0.20

				16,660,000	0.51

Idaho: 0.59%

Variable Rate Demand Notes ø: 0.59%
Jerome County ID Economic Development Corporation Davisco Foods International Project Series 2009 (IDR, Bank of Montreal LOC)	0.06	12-1-2029	19,420,000	19,420,000	0.59

Illinois: 7.92%

Other Municipal Debt: 0.65%
Illinois Educational Facilities Authority NorthShore Health System & Other Instructions Series 1995 (Education Revenue)	0.14	8-6-2013	21,400,000	21,400,000	0.65

Variable Rate Demand Notes ø: 7.27%
Chicago IL Waterworks Revenue Sub Series 2001-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.27	11-1-2030	20,200,000	20,200,000	0.61
Chicago IL Waterworks Revenue Sub Series 2001-2 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.27	11-1-2030	14,250,000	14,250,000	0.43

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage National Tax-Free Money Market Fund	Summary portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Variable Rate Demand Notes ø (continued)
DuPage & Will Counties IL Community School District #204 Indian Prairie School Building Series A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-26 (GO, Royal Bank of Canada LIQ) 144A	0.08%	6-30-2016	$5,765,000	$5,765,000	0.18%
Illinois ECFA National Louis University Project Series 1999-B (Education Revenue, JPMorgan Chase & Company LOC)	0.07	6-1-2029	9,950,000	9,950,000	0.30
Illinois Educational Facilities Authority Chicago Zoological Society Brookfield Zoo Project Series 1995-B (Miscellaneous Revenue, Northern Trust Company LOC)	0.07	12-15-2025	5,000,000	5,000,000	0.15
Illinois Finance Authority (Various Revenue) µ	0.05-0.18	1-1-2037 to 4-1-2051	38,270,000	38,270,000	1.17
Illinois Finance Authority Resurrection Health Care Series 2005-B (Health Revenue, JPMorgan Chase & Company LOC)	0.06	5-15-2035	35,000,000	35,000,000	1.07
Metropolitan Pier & Exposition Authority Illinois McCormick Place Expansion Project (Various Revenue) 144A µ	0.06-0.09	6-15-2020 to 6-15-2050	38,380,000	38,380,000	1.17
Other securities				71,880,000	2.19

				238,695,000	7.27

Indiana: 2.03%

Variable Rate Demand Notes ø: 2.03%
Clipper Tax-Exempt Certified Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.09	7-1-2023	26,140,000	26,140,000	0.80
Indiana Finance Authority University Health Obligated Group Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011 E-23 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.06	3-1-2036	10,000,000	10,000,000	0.30
Other securities				30,520,000	0.93

				66,660,000	2.03

Iowa: 1.31%

Variable Rate Demand Notes ø: 1.31%
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (IDR)	0.08	6-1-2039	34,000,000	34,000,000	1.03
Iowa Finance Authority Midwestern Disaster Area Chrisbro III Incorporated Project Series 2011 (IDR, Great Western Bank LOC)	0.07	8-1-2041	9,130,000	9,130,000	0.28

				43,130,000	1.31

Kansas: 0.27%

Variable Rate Demand Notes ø: 0.27%
Kansas Development Finance Authority Adventist Health Sunbelt Obligated Group Series 2009-C Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-11 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.06	11-15-2038	9,000,000	9,000,000	0.27

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Kentucky: 1.05%

Other Municipal Debt: 0.17%
Other securities				$5,506,237	0.17%

Variable Rate Demand Notes ø: 0.88%
Other securities				29,100,000	0.88

Louisiana: 0.77%

Variable Rate Demand Notes ø: 0.77%
Louisiana Series A-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-31 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.06%	5-1-2034	$1,140,000	1,140,000	0.03
Other securities				24,285,000	0.74

				25,425,000	0.77

Maryland: 1.12%

Variable Rate Demand Notes ø: 1.12%
Maryland Health & HEFAR Ascension Health Alliance Senior Credit Group Series 2012-B Royal Bank of Canada Municipal Products Incorporated PFOTER Series O-29 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.06	11-15-2051	4,800,000	4,800,000	0.15
Other securities				32,025,000	0.97

				36,825,000	1.12

Massachusetts: 1.31%

Variable Rate Demand Notes ø: 1.31%
Other securities				43,045,000	1.31

Michigan: 0.75%

Other Municipal Debt: 0.37%
Other securities				12,205,371	0.37

Variable Rate Demand Notes ø: 0.38%
Michigan Hospital Finance Authority Trinity Health Credit Group Series 2011 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-32 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.06	6-1-2020	2,000,000	2,000,000	0.06
Other securities				10,360,000	0.32

				12,360,000	0.38

Minnesota: 3.29%

Other Municipal Debt: 0.21%
Other securities				6,758,773	0.21

Variable Rate Demand Notes ø: 3.08%
Other securities				101,225,000	3.08

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage National Tax-Free Money Market Fund	Summary portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Mississippi: 0.96%

Variable Rate Demand Notes ø: 0.96%
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06%	11-1-2018	$31,560,000	$31,560,000	0.96%

Missouri: 4.07%

Variable Rate Demand Notes ø: 4.07%
Missouri Development Finance Board Ewing Marion Kauffman Foundation Project Series 2007-A (Miscellaneous Revenue)	0.07	6-1-2037	9,525,000	9,525,000	0.29
Missouri Development Finance Board Kauffman Center Performing Arts Project Series 2007-A (Miscellaneous Revenue, Northern Trust Company SPA)	0.06	6-1-2037	31,500,000	31,500,000	0.96
Missouri HEFA Series 2005-D-4 (Health Revenue, JPMorgan Chase & Company SPA)	0.08	6-1-2033	49,425,000	49,425,000	1.51
Missouri HEFA Series 2008-A (Health Revenue, U.S. Bank NA SPA)	0.05	5-15-2038	16,200,000	16,200,000	0.49
St. Louis County MO IDA Heatherbrook Gardens Apartment Project Series 1992 (Housing Revenue, U.S. Bank NA LOC)	0.25	3-1-2022	1,765,000	1,765,000	0.05
St. Louis County MO IDA The Pelican Cove Project Series 2004 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	3-15-2034	18,000,000	18,000,000	0.55
Other securities				7,265,000	0.22

				133,680,000	4.07

Nevada: 0.09%

Variable Rate Demand Notes ø: 0.09%
Other securities				3,000,000	0.09

New Hampshire : 0.74%

Variable Rate Demand Notes ø: 0.74%
Other securities				24,195,000	0.74

New Jersey: 0.95%

Variable Rate Demand Notes ø: 0.95%
New Jersey TTFA Clipper Tax-Exempt Certificates Trust Series 2009-70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.06	12-15-2023	3,600,000	3,600,000	0.11
Other securities				27,485,000	0.84

				31,085,000	0.95

New York: 4.07%

Other Municipal Debt: 0.45%
Other securities				14,825,000	0.45

Variable Rate Demand Notes ø: 3.62%
New York Convention Center Development Corporation New York Hotel Unit Fee Secured Series 3095 (Tax Revenue, BHAC/Ambac Insured) 144A	0.06	11-15-2044	35,335,000	35,335,000	1.08
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.09	11-15-2026	23,300,000	23,300,000	0.71

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Variable Rate Demand Notes ø (continued)
New York Dormitory Authority Series 14 Clipper Tax-Exempt Certificate Trust Series 2009-45 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06%	7-1-2025	$19,800,000	$19,800,000	0.60%
Other securities				40,400,000	1.23

				118,835,000	3.62

North Carolina: 1.64%

Variable Rate Demand Notes ø: 1.64%
North Carolina Medical Care Commission Health Care Facilities University Health Systems of Eastern Carolina Series 2008 B-1 (Health Revenue, Branch Banking & Trust LOC)	0.11	12-1-2036	30,250,000	30,250,000	0.92
North Carolina Medical Care Commission Hospice Alamance-Caswell Project Series 2008 (Health Revenue, Branch Banking & Trust LOC)	0.06	12-1-2033	4,700,000	4,700,000	0.14
Other securities				18,965,000	0.58

				53,915,000	1.64

North Dakota: 1.45%

Other Municipal Debt: 1.27%
Mercer County ND PCR Series 2009-1 (Utilities Revenue)	0.18	8-7-2013	38,800,000	38,800,000	1.18
Other securities				3,017,867	0.09

				41,817,867	1.27

Variable Rate Demand Notes ø: 0.18%
Other securities				5,815,000	0.18

Ohio: 2.88%

Variable Rate Demand Notes ø: 2.88%
Deutsche Bank Spears/Lifers Series 2013 DBE-1151 (Education Revenue) 144A	0.11	12-1-2043	4,400,000	4,400,000	0.14
JobsOhio Beverage Systems Statewide Liquor Profits Senior Lien Series 2013-A Deutsche Bank Spears Series DBE-1157 (Miscellaneous Revenue) 144A	0.09	1-1-2038	64,165,000	64,165,000	1.96
Other securities				25,890,000	0.78

				94,455,000	2.88

Oregon: 0.16%

Variable Rate Demand Notes ø: 0.16%
Other securities				5,100,000	0.16

Other: 2.39%

Variable Rate Demand Notes ø: 2.39%
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.11	2-15-2028	73,616,000	73,616,000	2.24
Other securities				4,690,000	0.15

				78,306,000	2.39

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage National Tax-Free Money Market Fund	Summary portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Pennsylvania: 6.11%

Variable Rate Demand Notes ø: 6.11%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center (Health Revenue) 144Aµ	0.06%	4-25-2014 to 3-1-2016	$19,300,000	$19,300,000	0.59%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Project Series 2007 B-2 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-16 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.06	4-15-2039	28,630,000	28,630,000	0.87
Berks County PA The Reading Hospital & Medical Center Project Series 2012-D Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E36 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.06	11-1-2035	15,000,000	15,000,000	0.46
Upper St. Clair Township PA Series 2008 (GO)	0.07	6-1-2038	29,475,000	29,475,000	0.90
Other securities				108,103,000	3.29

				200,508,000	6.11

Puerto Rico: 0.56%

Variable Rate Demand Notes ø: 0.56%
Other securities				18,375,000	0.56

Rhode Island: 0.18%

Variable Rate Demand Notes ø: 0.18%
Narragansett Bay RI Commission Wastewater System Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2013-0-60 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.11	9-1-2020	5,800,000	5,800,000	0.18

South Carolina: 1.48%

Other Municipal Debt: 1.06%
York County SC PCR Series 2000-B1 (Utilities Revenue )	0.25	9-3-2013	13,600,000	13,600,000	0.41
York County SC PCR Series 2000-B2 (Utilities Revenue)	0.25	9-3-2013	21,400,000	21,400,000	0.65

				35,000,000	1.06

Variable Rate Demand Notes ø: 0.42%
South Carolina Jobs EDA Bon Secours Health System Incorporated Series 2013 Deutsche Bank Spears Series DBE-1141 (Health Revenue) 144A	0.11	11-1-2029	4,505,000	4,505,000	0.14
Other securities				9,195,000	0.28

				13,700,000	0.42

South Dakota: 0.50%

Variable Rate Demand Notes ø: 0.50%
Other securities				16,385,000	0.50

Tennessee: 0.70%

Variable Rate Demand Notes ø: 0.70%
Other securities				23,030,000	0.70

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Texas: 14.29%

Other Municipal Debt: 3.31%
Texas TRAN Series 2012 (Miscellaneous Revenue)	2.50%	8-30-2013	$82,000,000	$82,150,165	2.50%
Other securities				26,490,000	0.81

				108,640,165	3.31

Variable Rate Demand Notes ø: 10.98%
Clipper Tax-Exempt Certified Trust Series 2007-44 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.11	9-1-2014	28,780,000	28,780,000	0.88
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificate Trust 2009-52 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	10-1-2018	15,000,000	15,000,000	0.46
Harris County TX Industrial Development Corporation Deer Park Refining LP Series 2004-A (Resource Recovery Revenue) ##	0.06	3-1-2023	41,850,000	41,850,000	1.27
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (IDR)	0.07	6-1-2041	45,000,000	45,000,000	1.37
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (IDR)	0.07	3-1-2042	32,500,000	32,500,000	0.99
Port of Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series 2010 Sub Series 2010A (IDR)	0.06	4-1-2040	42,200,000	42,200,000	1.28
Port of Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series 2010 Sub Series 2010D (IDR)	0.06	11-1-2040	14,155,000	14,155,000	0.43
Port of Port Arthur TX Navigation District of Jefferson County Total Petrochemicals Project (Resource Recovery Revenue)	0.07	3-1-2039	9,000,000	9,000,000	0.27
Other securities				132,276,953	4.03

				360,761,953	10.98

Utah: 0.30%

Variable Rate Demand Notes ø: 0.30%
Other securities				9,675,000	0.30

Vermont: 1.55%

Variable Rate Demand Notes ø: 1.55%
Vermont Educational & Health Buildings Financing Agency Brattleboro Memorial Hospital Project Series 2008-A (Health Revenue, TD Bank NA LOC)	0.04	10-1-2028	1,990,000	1,990,000	0.06
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008-A (Education Revenue, TD Bank NA LOC)	0.04	7-1-2033	3,140,000	3,140,000	0.10
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007-A (Health Revenue, TD Bank NA LOC)	0.04	10-1-2034	9,725,000	9,725,000	0.30
Vermont Educational & Health Buildings Financing Agency Northeastern Vermont Regional Hospital Project Series 2004-A (Health Revenue, TD Bank NA LOC)	0.04	10-1-2029	1,880,000	1,880,000	0.06
Vermont Educational & Health Buildings Financing Agency Norwich University Projects Series 2008 (Education Revenue, TD Bank NA LOC)	0.04	9-1-2038	34,000,000	34,000,000	1.03

				50,735,000	1.55

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage National Tax-Free Money Market Fund	Summary portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Virginia: 0.94%

Variable Rate Demand Notes ø: 0.94%
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.14%	5-15-2042	$18,335,000	$18,335,000	0.56%
Other securities				12,635,000	0.38

				30,970,000	0.94

Washington: 1.28%

Variable Rate Demand Notes ø: 1.28%
King County WA Sewer Morgan Stanley Series 3090 (Water & Sewer Revenue, AGM Insured) 144A	0.06	1-1-2039	17,890,000	17,890,000	0.54
Other securities				24,145,000	0.74

				42,035,000	1.28

Wisconsin: 3.81%

Other Municipal Debt: 0.09%
Other securities				3,003,350	0.09

Variable Rate Demand Notes ø: 3.72%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (IDR, CoBank LOC)	0.07	5-1-2037	30,000,000	30,000,000	0.91
Wisconsin Clipper Tax-Exempt Certificate Trust Series 2009-36 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	5-1-2020	21,755,000	21,755,000	0.66
Wisconsin Housing & EDA (Housing Revenue) µ	0.06-0.15	5-1-2043 to 5-1-2055	30,715,000	30,715,000	0.94
Wisconsin Housing & EDA Series 2012-A (Housing Revenue, FHLB LIQ)	0.06	5-1-2055	19,100,000	19,100,000	0.58
Other securities				20,670,000	0.63

				122,240,000	3.72

Total Municipal Obligations (Cost $3,317,648,935)				3,317,648,935	101.03

Total investments in securities (Cost $3,317,648,935) *				3,317,648,935	101.03
Other assets and liabilities, net				(33,730,521)	(1.03)

Total net assets				$3,283,918,414	100.00%

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

µ	All or some of these obligations have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.
(i)	Illiquid security

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—July 31, 2013 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	17

Assets
Investments in unaffiliated securities, at amortized cost	$3,317,648,935
Cash	21,272
Receivable for investments sold	44,305,289
Receivable for Fund shares sold	17,242
Receivable for interest	3,659,981
Receivable from adviser	715,545
Prepaid expenses and other assets	58,745

Total assets	3,366,427,009

Liabilities
Dividends payable	17,968
Payable for investments purchased	81,411,069
Payable for Fund shares redeemed	38,027
Distribution fees payable	178,931
Due to other related parties	492,196
Accrued expenses and other liabilities	370,404

Total liabilities	82,508,595

Total net assets	$3,283,918,414

NET ASSETS CONSIST OF
Paid-in capital	$3,283,883,608
Undistributed net investment income	18
Accumulated net realized gains on investments	34,788

Total net assets	$3,283,918,414

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class A	$262,810,167
Shares outstanding – Class A	262,791,703
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$213,554,806
Shares outstanding – Administrator Class	213,539,551
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$2,035,291,018
Shares outstanding – Institutional Class	2,035,140,154
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$195,946,546
Shares outstanding – Service Class	195,929,349
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$576,315,877
Shares outstanding – Sweep Class	576,275,291
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage National Tax-Free Money Market Fund	Statement of operations—six months ended July 31, 2013 (unaudited)

Investment income
Interest	$2,392,236

Expenses
Advisory fee	1,671,587
Administration fees
Fund level	835,794
Class A	284,134
Administrator Class	111,820
Institutional Class	823,700
Service Class	138,489
Sweep Class	628,282
Shareholder servicing fees
Class A	322,879
Administrator Class	108,218
Service Class	283,252
Sweep Class	713,958
Distribution fees
Sweep Class	999,540
Custody and accounting fees	75,443
Professional fees	15,637
Registration fees	34,491
Shareholder report expenses	31,141
Trustees’ fees and expenses	4,939
Other fees and expenses	27,282

Total expenses	7,110,586
Less: Fee waivers and/or expense reimbursements	(4,907,045)

Net expenses	2,203,541

Net investment income	188,695

Net realized gains on investments	33,170

Net increase in net assets resulting from operations	$221,865

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage National Tax-Free Money Market Fund	19

	Six months ended July 31, 2013 (unaudited)		Year ended January 31, 2013

Operations
Net investment income		$188,695		$563,831
Net realized gains on investments		33,170		236,425

Net increase in net assets resulting from operations		221,865		800,256

Distributions to shareholders from
Net investment income
Class A		(12,914)		(38,671)
Administrator Class		(11,181)		(25,965)
Institutional Class		(124,504)		(391,890)
Service Class		(11,540)		(50,489)
Sweep Class		(28,556)		(56,816)
Net realized gains
Class A		0		(32,184)
Administrator Class		0		(29,199)
Institutional Class		0		(265,452)
Service Class		0		(33,722)
Sweep Class		0		(70,458)

Total distributions to shareholders		(188,695)		(994,846)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	211,127,289	211,127,289	248,151,531	248,151,531
Administrator Class	69,205,423	69,205,423	119,679,528	119,679,528
Institutional Class	4,678,113,416	4,678,113,416	10,744,876,640	10,744,876,640
Service Class	121,353,056	121,353,056	747,042,100	747,042,100
Sweep Class	1,130,285,932	1,130,285,932	2,007,681,824	2,007,681,824

		6,210,085,116		13,867,431,623

Reinvestment of distributions
Class A	12,798	12,798	70,341	70,341
Administrator Class	9,997	9,997	49,433	49,433
Institutional Class	20,638	20,638	145,456	145,456
Service Class	3,307	3,307	18,147	18,147
Sweep Class	28,556	28,556	127,274	127,274

		75,296		410,651

Payment for shares redeemed
Class A	(232,373,286)	(232,373,286)	(483,073,761)	(483,073,761)
Administrator Class	(81,746,178)	(81,746,178)	(174,757,279)	(174,757,279)
Institutional Class	(4,755,045,953)	(4,755,045,953)	(11,668,997,525)	(11,668,997,525)
Service Class	(189,474,800)	(189,474,800)	(1,156,368,847)	(1,156,368,847)
Sweep Class	(1,153,527,492)	(1,153,527,492)	(1,974,813,919)	(1,974,813,919)

		(6,412,167,709)		(15,458,011,331)

Net decrease in net assets resulting from capital share transactions		(202,007,297)		(1,590,169,057)

Total decrease in net assets		(201,974,127)		(1,590,363,647)

Net assets
Beginning of period		3,485,892,541		5,076,256,188

End of period		$3,283,918,414		$3,485,892,541

Undistributed net investment income		$18		$18

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage National Tax-Free Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31			Year ended February 28
CLASS A		2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.03
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.03)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[2]	(0.01)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.02%	0.02%	0.01%	0.05%	1.32%	2.91%
Ratios to average net assets (annualized)
Gross expenses	0.63%	0.63%	0.62%	0.61%	0.67%	0.67%	0.65%
Net expenses	0.13%	0.18%	0.19%	0.32%	0.46%	0.67%	0.65%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.05%	1.27%	2.86%
Supplemental data
Net assets, end of period (000s omitted)	$262,810	$284,041	$518,949	$945,917	$1,018,470	$1,568,362	$1,562,483

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage National Tax-Free Money Market Fund	21

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31			Year ended February 28
ADMINISTRATOR CLASS		2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.03
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.02%	0.02%	0.04%	0.18%	1.68%	3.27%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.36%	0.36%	0.40%	0.40%	0.38%
Net expenses	0.13%	0.18%	0.18%	0.29%	0.31%	0.32%	0.30%
Net investment income	0.01%	0.01%	0.01%	0.04%	0.18%	1.63%	3.24%
Supplemental data
Net assets, end of period (000s omitted)	$213,555	$226,083	$281,128	$361,735	$419,954	$517,520	$517,666

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage National Tax-Free Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31			Year ended February 28
INSTITUTIONAL CLASS		2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.03
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.01%	0.03%	0.04%	0.12%	0.27%	1.78%	3.37%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.24%	0.24%	0.25%	0.29%	0.28%	0.26%
Net expenses	0.13%	0.17%	0.16%	0.20%	0.23%	0.22%	0.20%
Net investment income	0.01%	0.02%	0.03%	0.13%	0.28%	1.77%	3.31%
Supplemental data
Net assets, end of period (000s omitted)	$2,035,291	$2,112,183	$3,036,275	$2,888,542	$2,048,774	$2,381,083	$1,403,838

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage National Tax-Free Money Market Fund	23

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31			Year ended February 28
SERVICE CLASS		2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.03
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.03)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.02%	0.02%	0.01%	0.10%	1.52%	3.12%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.53%	0.53%	0.53%	0.58%	0.57%	0.55%
Net expenses	0.14%	0.19%	0.18%	0.32%	0.40%	0.47%	0.45%
Net investment income	0.02%	0.01%	0.01%	0.01%	0.12%	1.47%	3.07%
Supplemental data
Net assets, end of period (000s omitted)	$195,947	$264,063	$673,405	$651,984	$1,055,420	$1,875,018	$1,674,047

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage National Tax-Free Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31
SWEEP CLASS		2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.02%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.98%	0.98%	0.98%	0.98%
Net expenses	0.13%	0.18%	0.14%	0.32%
Net investment income	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$576,316	$599,523	$566,501	$4,992

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	25

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage National Tax-Free Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

26	Wells Fargo Advantage National Tax-Free Money Market Fund	Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended July 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an

Notes to financial statements (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	27

annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.30% for Administrator Class shares, 0.20% for Institutional Class shares, 0.45% for Service Class shares, and 1.00% for Sweep Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Sweep Class and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of its average daily net assets.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

28	Wells Fargo Advantage National Tax-Free Money Market Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	29

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

30	Wells Fargo Advantage National Tax-Free Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	31

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage National Tax-Free Money Market Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”) and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was in range of the median performance of the Universe for all periods under review.

32	Wells Fargo Advantage National Tax-Free Money Market Fund	Other information (unaudited)

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the operating expense ratios of the Fund were higher than the median net operating expense ratios of the respective expense Groups for all share classes except the Institutional Class. Funds Management advised the Board that the expense Group medians reflected voluntary waivers, whereas the Fund’s expense ratios did not reflect voluntary waivers. The Board noted that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were lower than or in range of the median net operating expense ratios of the expense Groups. The Board viewed favorably the fact that the net operating expense cap of the Fund’s Sweep Class was lowered by five basis points in 2012. The Board and Funds Management agreed to maintain the net operating expense caps for all of the Fund’s share classes.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of or equal to the median rates for the Fund’s expense Groups for Class A, Institutional Class, and Service Class, but higher than the median rates for the Fund’s expense Groups for the Administrator Class and Sweep Class. However, the Board viewed favorably the fact that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the net operating expense ratios of the Administrator Class and Sweep Class were lower than or in range of the median net operating expense ratios of their respective expense Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Other information (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	33

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

34	Wells Fargo Advantage National Tax-Free Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

218832 09-13 SA309/SAR309 7-13

Wells Fargo Advantage

Treasury Plus Money Market Fund

Semi-Annual Report

July 31, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $226 billion in assets under management, as of July 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Treasury Plus Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We continue to believe that most investors can benefit from adhering to a well-diversified, high-quality investment strategy that is focused on liquidity and capital preservation.

As we gain clarity in the coming months regarding potential changes to the regulation of money market funds, we will provide further communications to you about them.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Treasury Plus Money Market Fund for the six-month period that ended July 31, 2013. The past six months were marked by accommodative central bank policies, low interest rates, and regulatory uncertainty. Despite the challenges of a changing market landscape, we continue to believe that most investors can benefit from adhering to a well-diversified, high-quality investment strategy that is focused on liquidity and capital preservation.

Short-term interest rates remained low.

Monetary policy remained accommodative. The Federal Open Market Committee (FOMC) did not make any changes to its policy of keeping the target for the federal funds rate near zero or its asset purchase program of buying agency mortgage-backed securities and Treasury securities. However, Federal Reserve (Fed) Chairman Ben Bernanke roiled bond markets on June 19, after the previous day’s FOMC’s meeting, by indicating that tapering of its bond-buying program could begin later this year and that it could end as soon as mid-2014. Despite Chairman Bernanke’s comments on the potential for tapering of the bond-buying program, the Fed’s official statement reaffirmed its program of buying agency mortgage-backed securities at a pace of $40 billion per month and longer-term Treasury securities at a pace of $45 billion per month to “maintain downward pressure on longer-term interest rates, support mortgage markets, and help make broader financial conditions more accommodative.”

Anchored by the Fed’s accommodative monetary policy of holding its targeted federal funds rate near zero, short-term interest rates remained ultra low during the period. While longer-term interest rates rose late in the period, the combination of strong demand and limited supply of money market securities further exacerbated the low level of short-term interest rates throughout the period. A main reason that overall supply of money-market-eligible securities continued to decrease was due to issuers choosing to issue long-term debt to take advantage of low interest rates.

Despite interest rates remaining low, investors remained involved in money markets because yield was only one component driving their investment choices. More often, safety, diversification1, and liquidity have been higher-value propositions to these investors, factors that were not diminished by Fed policy or technical developments.

Money market regulations remained under review.

Regulators remained concerned about potential systemic risk from money market funds in the event of another financial crisis and sought further revisions to regulations governing money market funds in order to mitigate that risk. In June, the U.S. Security and Exchange Commission (SEC) proposed the following changes: 1) a floating net asset value (NAV) rather than a $1.00 stable NAV for prime institutional money market funds (prime retail money market funds and government money market funds could continue to maintain a stable $1.00 NAV under the proposal); 2) liquidity fees and redemption gates for money market funds other than government funds; or 3) a combination of these two measures. The SEC is also considering changes to portfolio diversification, stress testing, and disclosure requirements for all money market funds. Wells Fargo Funds Management, LLC intends to submit a comment letter on the proposals to the SEC. As we gain clarity in the coming months regarding potential changes to the regulation of money market funds, we will provide further communications to you about them.

1.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to shareholders (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles.

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Treasury Plus Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

David D. Sylvester

Laurie White

Average annual total returns1 (%) as of July 31, 2013

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (PIVXX)	7-28-2003	0.01	0.05	1.32	0.62	0.62
Administrator Class (WTPXX)	3-31-2008	0.01	0.07	1.47	0.35	0.35
Institutional Class (PISXX)	8-11-1995	0.01	0.08	1.55	0.23	0.20
Service Class (PRVXX)	10-1-1985	0.01	0.06	1.39	0.52	0.45
Sweep Class	6-30-2010	0.01	0.05	1.32	0.97	0.97

Fund yield summary[3] (%) as of July 31, 2013	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-day current yield	0.01	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website, wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	5

Portfolio composition[4] as of July 31, 2013

Effective maturity distribution[5] as of July 31, 2013

Weighted average maturity[6] as of July 31, 2013
35 days

Weighted average final maturity[7] as of July 31, 2013
35 days

1.	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Class A shares, and has not been adjusted to include the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through May 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A, 0.35% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class, and 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.57)%, (0.30)%, (0.18)%, (0.47)%, and (0.92)% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively.

4.	Portfolio composition is subject to change and is calculated based on the total investments of the Fund.

5.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

6.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes.

7.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes.

6	Wells Fargo Advantage Treasury Plus Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2013 to July 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2013	Ending account value 7-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,000.05	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35	0.07%
Administrator Class
Actual	$1,000.00	$1,000.05	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40	0.08%
Institutional Class
Actual	$1,000.00	$1,000.05	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35	0.07%
Service Class
Actual	$1,000.00	$1,000.05	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40	0.08%
Sweep Class
Actual	$1,000.00	$1,000.05	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40	0.08%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Repurchase Agreements ^^: 49.33%
Bank of Nova Scotia, dated 7-31-2013, maturity value $568,101,105 (1)	0.07%	8-1-2013	$568,100,000	$568,100,000
Barclays Capital Incorporated, dated 7-1-2013, maturity value $100,002,194 (2) ¢±§	0.07	8-1-2013	100,000,000	100,000,000
Barclays Capital Incorporated, dated 7-31-2013, maturity value $750,001,458 (3)	0.07	8-1-2013	750,000,000	750,000,000
BNP Paribas Securities Corporation, dated 7-31-2013, maturity value $250,000,417 (4)	0.06	8-1-2013	250,000,000	250,000,000
Citigroup Global Markets, dated 7-31-2013, maturity value $350,000,583 (5)	0.06	8-1-2013	350,000,000	350,000,000
Credit Agricole, dated 7-26-2013, maturity value $250,000,972 (6)	0.02	8-2-2013	250,000,000	250,000,000
Credit Agricole, dated 7-29-2013, maturity value $250,001,458 (7)	0.03	8-5-2013	250,000,000	250,000,000
Credit Agricole, dated 7-30-2013, maturity value $100,000,583 (8)	0.03	8-6-2013	100,000,000	100,000,000
Credit Agricole, dated 7-31-2013, maturity value $500,000,833 (9)	0.06	8-1-2013	500,000,000	500,000,000
Deutsche Bank Securities, dated 7-31-2013, maturity value $550,001,222 (10)	0.08	8-1-2013	550,000,000	550,000,000
Goldman Sachs & Company, dated 7-31-2013, maturity value $100,000,083 (11)	0.03	8-1-2013	100,000,000	100,000,000
JPMorgan Securities, dated 7-1-2013, maturity value $1,625,034,531 (12) ¢±§	0.07	8-1-2013	1,625,000,000	1,625,000,000
Merrill Pierce Fenner Smith Incorporated, dated 7-31-2013, maturity value $125,000,208 (13)	0.06	8-1-2013	125,000,000	125,000,000
Morgan Stanley & Company, dated 7-31-2013, maturity value $150,000,250 (14)	0.06	8-1-2013	150,000,000	150,000,000
Royal Bank of Scotland Securities Incorporated, dated 7-31-2013, maturity value $150,000,250 (15)	0.06	8-1-2013	150,000,000	150,000,000
SG Americas Securities LLC, dated 7-31-2013, maturity value $350,000,681 (16)	0.07	8-1-2013	350,000,000	350,000,000
Societe Generale NY, dated 7-25-2013, maturity value $250,001,458 (17)	0.03	8-1-2013	250,000,000	250,000,000
Societe Generale NY, dated 7-31-2013, maturity value $350,004,083 (18)	0.06	8-7-2013	350,000,000	350,000,000

Total Repurchase Agreements (Cost $6,768,100,000)				6,768,100,000

Treasury Debt: 53.16%
U.S. Treasury Bill (z)	0.00	10-31-2013	300,000,000	299,975,708
U.S. Treasury Bill (z)	0.04	8-29-2013	350,000,000	349,988,912
U.S. Treasury Bill (z)	0.05	10-17-2013	600,000,000	599,931,609
U.S. Treasury Bill (z)	0.05	10-24-2013	400,000,000	399,954,208
U.S. Treasury Bill (z)	0.06	8-8-2013	450,000,000	449,994,488
U.S. Treasury Bill (z)	0.06	9-5-2013	400,000,000	399,975,767
U.S. Treasury Bill (z)	0.07	10-10-2013	550,000,000	549,929,733
U.S. Treasury Bill (z)	0.08	8-22-2013	450,000,000	449,980,225
U.S. Treasury Bill (z)	0.08	9-26-2013	350,000,000	349,956,911
U.S. Treasury Bill (z)	0.08	10-3-2013	300,000,000	299,955,988
U.S. Treasury Bill (z)	0.08	11-21-2013	150,000,000	149,961,733
U.S. Treasury Bill (z)	0.08	12-5-2013	100,000,000	99,971,843
U.S. Treasury Bill (z)	0.08	12-12-2013	50,000,000	49,985,152
U.S. Treasury Bill (z)	0.08	1-9-2014	100,000,000	99,965,117
U.S. Treasury Bill (z)	0.09	8-1-2013	250,000,000	250,000,000
U.S. Treasury Bill (z)	0.09	11-7-2013	100,000,000	99,976,861
U.S. Treasury Bill (z)	0.10	9-19-2013	200,000,000	199,972,948
U.S. Treasury Bill (z)	0.10	12-26-2013	150,000,000	149,938,750
U.S. Treasury Bill (z)	0.11	9-12-2013	150,000,000	149,980,896

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Treasury Plus Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Treasury Debt (continued)
U.S. Treasury Bill (z)	0.12%	8-15-2013	$100,000,000	$99,995,411
U.S. Treasury Note	0.25	10-31-2013	100,000,000	100,039,507
U.S. Treasury Note	0.25	11-30-2013	150,000,000	150,078,075
U.S. Treasury Note	0.50	10-15-2013	77,000,000	77,066,028
U.S. Treasury Note	0.50	11-15-2013	200,000,000	200,229,020
U.S. Treasury Note	0.75	8-15-2013	50,000,000	50,013,323
U.S. Treasury Note	0.75	9-15-2013	200,000,000	200,165,647
U.S. Treasury Note	0.75	12-15-2013	263,000,000	263,632,793
U.S. Treasury Note	2.00	11-30-2013	268,000,000	269,682,341
U.S. Treasury Note	2.75	10-31-2013	100,000,000	100,659,514
U.S. Treasury Note	3.13	8-31-2013	150,000,000	150,373,926
U.S. Treasury Note	4.25	8-15-2013	157,000,000	157,254,419
U.S. Treasury Note	4.25	11-15-2013	75,000,000	75,898,965

Total Treasury Debt (Cost $7,294,485,818)				7,294,485,818

Total investments in securities (Cost $14,062,585,818) *	102.49%	14,062,585,818
Other assets and liabilities, net	(2.49)	(342,220,601)

Total net assets	100.00%	$13,720,365,217

^^	Collateralized by:

(1)	U.S. government securities, 0.13% to 4.63%, 2-15-2015 to 2-15-2043, fair value including accrued interest is $579,462,016.

(2)	U.S. government securities, 0.00% to 3.00%, 1-31-2014 to 2-15-2022, fair value including accrued interest is $102,000,041.

(3)	U.S. government securities, 0.00% to 3.13%, 8-31-2013 to 4-30-2017, fair value including accrued interest is $765,465,528.

(4)	U.S. government securities, 2.00% to 4.63%, 11-15-2016 to 11-15-2021, fair value including accrued interest is $255,181,386.

(5)	U.S. government securities, 0.63% to 3.88%, 2-15-2018 to 2-15-2041, fair value including accrued interest is $357,000,020.

(6)	U.S. government securities, 0.13% to 3.63%, 12-31-2013 to 4-15-2028, fair value including accrued interest is $255,000,052.

(7)	U.S. government securities, 0.13% to 3.88%, 8-15-2013 to 4-15-2029, fair value including accrued interest is $255,000,047.

(8)	U.S. government securities, 0.38% to 1.88%, 6-30-2015 to 7-15-2015, fair value including accrued interest is $102,000,112.

(9)	U.S. government securities, 0.13% to 2.63%, 4-15-2015 to 2-15-2043, fair value including accrued interest is $510,000,064.

(10)	U.S. government securities, 0.00% to 4.25%, 11-15-2013 to 1-15-2026, fair value including accrued interest is $561,000,108.

(11)	U.S. government securities, 0.75% to 0.88%, 6-15-2014 to 2-28-2017, fair value including accrued interest is $102,000,077.

(12)	U.S. government securities, 0.38% to 2.38%, 8-31-2014 to 5-15-2043, fair value including accrued interest is $1,657,500,050.

(13)	U.S. government securities, 0.75% to 0.88%, 4-30-2017 to 12-31-2017, fair value including accrued interest is $127,500,037.

(14)	U.S. government securities, 0.00% to 1.50%, 8-15-2015 to 5-15-2023, fair value including accrued interest is $153,000,000.

(15)	U.S. government security, 1.00%, 5-31-2018, fair value including accrued interest is $153,003,648.

(16)	U.S. government securities, 3.63% to 6.25%, 8-15-2019 to 8-15-2023, fair value including accrued interest is $357,000,108.

(17)	U.S. government securities, 0.00% to 6.50%, 8-15-2013 to 2-15-2043, fair value including accrued interest is $255,000,077.

(18)	U.S. government securities, 0.13% to 2.50%, 4-15-2014 to 2-15-2043, fair value including accrued interest is $357,000,101.

¢	Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

±	Variable rate investment. The rate shown is the rate in effect at period end.

§	Security is subject to a demand feature which reduces the effective maturity.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—July 31, 2013 (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	9

Assets
Investments
Investments in unaffiliated securities, at amortized cost	$7,294,485,818
Investments in repurchase agreements, at amortized cost	6,768,100,000

Total investments, at amortized cost	14,062,585,818
Cash	24,351
Receivable for Fund shares sold	275,499
Receivable for interest	8,811,113
Receivable from adviser	1,969,251
Prepaid expenses and other assets	68,415

Total assets	14,073,734,447

Liabilities
Dividends payable	69,618
Payable for investments purchased	349,974,537
Payable for Fund shares redeemed	417,798
Distribution fees payable	7,523
Due to other related parties	1,612,870
Accrued expenses and other liabilities	1,286,884

Total liabilities	353,369,230

Total net assets	$13,720,365,217

NET ASSETS CONSIST OF
Paid-in capital	$13,720,452,549
Overdistributed net investment income	(398,857)
Accumulated net realized gains on investments	311,525

Total net assets	$13,720,365,217

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class A	$1,763,530,537
Shares outstanding – Class A	1,763,248,102
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$153,042,698
Shares outstanding – Administrator Class	153,005,307
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$9,887,024,138
Shares outstanding – Institutional Class	9,885,666,321
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$1,892,833,146
Shares outstanding – Service Class	1,892,484,890
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$23,934,698
Shares outstanding – Sweep Class	23,929,331
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Treasury Plus Money Market Fund	Statement of operations—six months ended July 31, 2013 (unaudited)

Investment income
Interest	$4,856,522

Expenses
Advisory fee	5,899,003
Administration fees
Fund level	2,513,037
Class A	1,748,572
Administrator Class	74,960
Institutional Class	3,245,243
Service Class	1,151,348
Sweep Class	29,097
Shareholder servicing fees
Class A	1,987,013
Administrator Class	66,709
Service Class	2,380,243
Sweep Class	33,065
Distribution fees
Sweep Class	46,291
Custody and accounting fees	290,032
Professional fees	19,702
Registration fees	27,574
Shareholder report expenses	19,009
Trustees’ fees and expenses	5,785
Other fees and expenses	99,118

Total expenses	19,635,801
Less: Fee waivers and/or expense reimbursements	(15,351,539)

Net expenses	4,284,262

Net investment income	572,260

Net realized gains on investments	331,095

Net increase in net assets resulting from operations	$903,355

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Treasury Plus Money Market Fund	11

	Six months ended July 31, 2013 (unaudited)		Year ended January 31, 2013

Operations
Net investment income		$572,260		$1,123,365
Net realized gains on investments		331,095		2,108,439

Net increase in net assets resulting from operations		903,355		3,231,804

Distributions to shareholders from
Net investment income
Class A		(79,467)		(161,854)
Administrator Class		(7,495)		(19,978)
Institutional Class		(405,592)		(741,946)
Service Class		(95,929)		(196,322)
Sweep Class		(1,322)		(3,265)

Total distributions to shareholders		(589,805)		(1,123,365)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	4,478,797,958	4,478,797,958	8,355,349,358	8,355,349,358
Administrator Class	734,517,301	734,517,301	821,027,399	821,027,399
Institutional Class	29,642,223,010	29,642,223,010	41,556,896,102	41,556,896,102
Service Class	3,552,241,472	3,552,241,472	7,108,418,025	7,108,418,025
Sweep Class	12,305,715	12,305,715	31,352,869	31,352,869

		38,420,085,456		57,873,043,753

Reinvestment of distributions
Class A	26,946	26,946	56,462	56,462
Administrator Class	7,164	7,164	19,614	19,614
Institutional Class	173,464	173,464	329,528	329,528
Service Class	6,058	6,058	16,770	16,770
Sweep Class	1,322	1,322	3,265	3,265

		214,954		425,639

Payment for shares redeemed
Class A	(4,305,068,740)	(4,305,068,740)	(8,458,111,206)	(8,458,111,206)
Administrator Class	(785,750,735)	(785,750,735)	(826,333,873)	(826,333,873)
Institutional Class	(27,312,716,945)	(27,312,716,945)	(40,395,370,045)	(40,395,370,045)
Service Class	(3,592,150,180)	(3,592,150,180)	(7,061,625,563)	(7,061,625,563)
Sweep Class	(15,525,424)	(15,525,424)	(47,072,520)	(47,072,520)

		(36,011,212,024)		(56,788,513,207)

Net increase in net assets resulting from capital share transactions		2,409,088,386		1,084,956,185

Total increase in net assets		2,409,401,936		1,087,064,624

Net assets
Beginning of period		11,310,963,281		10,223,898,657

End of period		$13,720,365,217		$11,310,963,281

Overdistributed net investment income		$(398,857)		$(381,312)

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Treasury Plus Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31			Year ended February 28
CLASS A		2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.01%	0.01%	0.01%	0.79%	3.99%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.62%	0.62%	0.62%	0.65%	0.66%	0.65%
Net expenses	0.07%	0.12%	0.06%	0.18%	0.17%	0.48%	0.65%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.75%	3.95%
Supplemental data
Net assets, end of period (000s omitted)	$1,763,531	$1,589,730	$1,692,131	$1,906,066	$1,600,619	$2,482,147	$2,636,076

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Treasury Plus Money Market Fund	13

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31			Year ended February 28
ADMINISTRATOR CLASS		2013	2012	2011[1]	2010	2009[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.01%	0.01%	0.01%	0.84%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.35%	0.35%	0.36%	0.38%	0.39%
Net expenses	0.08%	0.13%	0.05%	0.18%	0.16%	0.30%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.73%
Supplemental data
Net assets, end of period (000s omitted)	$153,043	$204,264	$209,513	$135,001	$180,021	$132,423

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the period from March 31, 2008 (commencement of class operations) to February 28, 2009

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Treasury Plus Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31			Year ended February 28
INSTITUTIONAL CLASS		2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.01%	0.01%	0.02%	1.08%	4.45%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.23%	0.23%	0.24%	0.26%	0.28%	0.26%
Net expenses	0.07%	0.12%	0.06%	0.18%	0.15%	0.20%	0.20%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.02%	0.81%	4.19%
Supplemental data
Net assets, end of period (000s omitted)	$9,887,024	$7,557,137	$6,393,891	$5,307,359	$4,091,490	$5,092,437	$2,951,408

1. For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2. Year ended February 29

3. Amount is less than $0.005.

4. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Treasury Plus Money Market Fund	15

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31			Year ended February 28
SERVICE CLASS		2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.01%	0.01%	0.01%	0.88%	4.14%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.52%	0.52%	0.55%	0.56%	0.55%
Net expenses	0.08%	0.12%	0.06%	0.19%	0.17%	0.41%	0.50%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.93%	4.11%
Supplemental data
Net assets, end of period (000s omitted)	$1,892,833	$1,932,680	$1,885,503	$2,226,264	$702,363	$862,686	$1,187,468

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Treasury Plus Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31
SWEEP CLASS		2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.97%	0.97%	0.97%
Net expenses	0.08%	0.12%	0.07%	0.19%
Net investment income	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$23,935	$27,152	$42,861	$91,299

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Treasury Plus Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

18	Wells Fargo Advantage Treasury Plus Money Market Fund	Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains, in the amount of $19,570 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended July 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Notes to financial statements (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	19

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.45% for Service Class shares, and 1.00% for Sweep Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets for Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

20	Wells Fargo Advantage Treasury Plus Money Market Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	21

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

22	Wells Fargo Advantage Treasury Plus Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.
2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	23

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Treasury Plus Money Market Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”) and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Institutional Class) was in range of the median performance of the Universe for all periods under review.

24	Wells Fargo Advantage Treasury Plus Money Market Fund	Other information (unaudited)

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the operating expense ratios of the Fund were higher than the median net operating expense ratios of the expense Groups. Funds Management advised the Board that the expense Group medians reflected voluntary waivers, whereas the Fund’s expense ratios did not reflect voluntary waivers. The Board noted that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were in range of the median net operating expense ratios of the expense Groups. The Board viewed favorably the fact that the net operating expense cap of the Fund’s Sweep Class was lowered by five basis points in 2012. The Board and Funds Management agreed to extend the net operating expense caps for all of the Fund’s share classes until 2014.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were higher than the median rates for the Fund’s expense Groups except for Class A and Service Class. However, the Board viewed favorably the fact that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were in range of the median net operating expense ratios of the Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	25

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

26	Wells Fargo Advantage Treasury Plus Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

218833 09-13 SA314/SAR314 7-13

Wells Fargo Advantage Money Market Fund

Semi-Annual Report

July 31, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $226 billion in assets under management, as of July 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We continue to believe that most investors can benefit from adhering to a well-diversified, high-quality investment strategy that is focused on liquidity and capital preservation.

As we gain clarity in the coming months regarding potential changes to the regulation of money market funds, we will provide further communications to you about them.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Money Market Fund for the six-month period that ended July 31, 2013. The past six months were marked by accommodative central bank policies, low interest rates, and regulatory uncertainty. Despite the challenges of a changing market landscape, we continue to believe that most investors can benefit from adhering to a well-diversified, high-quality investment strategy that is focused on liquidity and capital preservation.

Short-term interest rates remained low.

Monetary policy remained accommodative. The Federal Open Market Committee (FOMC) did not make any changes to its policy of keeping the target for the federal funds rate near zero or its asset purchase program of buying agency mortgage-backed securities and Treasury securities. However, Federal Reserve (Fed) Chairman Ben Bernanke roiled bond markets on June 19, after the previous day’s FOMC’s meeting, by indicating that tapering of its bond-buying program could begin later this year and that it could end as soon as mid-2014. Despite Chairman Bernanke’s comments on the potential for tapering of the bond-buying program, the Fed’s official statement reaffirmed its program of buying agency mortgage-backed securities at a pace of $40 billion per month and longer-term Treasury securities at a pace of $45 billion per month to “maintain downward pressure on longer-term interest rates, support mortgage markets, and help make broader financial conditions more accommodative.”

Anchored by the Fed’s accommodative monetary policy of holding its targeted federal funds rate near zero, short-term interest rates remained ultra low during the period. While longer-term interest rates rose late in the period, the combination of strong demand and limited supply of money market securities further exacerbated the low level of short-term interest rates throughout the period. A main reason that overall supply of money-market-eligible securities continued to decrease was due to issuers choosing to issue long-term debt to take advantage of low interest rates.

Despite interest rates remaining low, investors remained involved in money markets because yield was only one component driving their investment choices. More often, safety, diversification1, and liquidity have been higher-value propositions to these investors, factors that were not diminished by Fed policy or technical developments.

Money market regulations remained under review.

Regulators remained concerned about potential systemic risk from money market funds in the event of another financial crisis and sought further revisions to regulations governing money market funds in order to mitigate that risk. In June, the U.S. Security and Exchange Commision (SEC) proposed the following changes: 1) a floating net asset value (NAV) rather than a $1.00 stable NAV for prime institutional money market funds (prime retail money market funds and government money market funds could continue to maintain a stable $1.00 NAV under the proposal); 2) liquidity fees and redemption gates for money market funds other than government funds; or 3) a combination of these two measures. The SEC is also considering changes to portfolio diversification, stress testing, and disclosure requirements for all money market funds. Wells Fargo Funds Management, LLC intends to submit a comment letter on the proposals to the SEC. As we gain clarity in the coming months regarding potential changes to the regulation of money market funds, we will provide further communications to you about them.

1.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to shareholders (unaudited)	Wells Fargo Advantage Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

David D. Sylvester

Laurie White

Average annual total returns1 (%) as of July 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STGXX)	7-1-1992	–	–	–	0.01	0.18	1.47	0.80	0.70
Class B*	7-1-1992	(4.99)	(0.30)	1.09	0.01	0.10	1.09	1.55	1.45
Class C	6-30-2010	(0.99)	0.10	1.09	0.01	0.10	1.09	1.55	1.45
Daily Class	6-30-2010	–	–	–	0.01	0.18	1.47	1.05	1.00
Investor Class (WMMXX)	4-8-2005	–	–	–	0.01	0.20	1.51	0.83	0.65
Service Class (WMOXX)	6-30-2010	–	–	–	0.01	0.20	1.51	0.70	0.50
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Fund yield summary[3] (%) as of July 31, 2013	Class A	Class B	Class C	Daily Class	Investor Class	Service Class
7-day current yield	0.01	0.01	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website – wellsfargoadvantagefunds.com.

Class A shares, Daily Class shares, Investor Class, and Service Class shares are sold without a front-end sales charge or contingent deferred sales charge. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 5.00%. For Class C shares, the maximum CDSC is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Money Market Fund	5

Portfolio composition[4] as of July 31, 2013

Effective maturity distribution[5] as of July 31, 2013

Weighted average maturity[6] as of July 31, 2013
36 days

Weighted average final maturity[7] as of July 31, 2013
43 days

1.	Historical performance shown for Service Class shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of Class B shares. Class B and Class C shares have the same expenses. Historical performance shown for Daily Class shares prior to their inception reflects the performance of Class A shares, and has not been adjusted to reflect the higher expenses applicable to Daily Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through May 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.61)%, (1.36)%, (1.36)%, (0.86)%, (0.64)%, and (0.51)% for Class A, Class B, Class C, Daily Class, Investor Class, and Service Class, respectively.

4.	Portfolio composition is subject to change and is calculated based on the total investments of the Fund.

5.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

6.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes.

7.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes.

6	Wells Fargo Advantage Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2013 to July 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as any contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 2-1-2013	Ending account value 7-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,000.05	$1.19	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.20	0.24%
Class B
Actual	$1,000.00	$1,000.05	$1.19	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.20	0.24%
Class C
Actual	$1,000.00	$1,000.05	$1.19	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.20	0.24%
Daily Class
Actual	$1,000.00	$1,000.05	$1.19	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.20	0.24%
Investor Class
Actual	$1,000.00	$1,000.05	$1.19	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.20	0.24%
Service Class
Actual	$1,000.00	$1,000.05	$1.19	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.20	0.24%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Money Market Fund	7

The summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/moneymarket.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSR, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Certificates of Deposit: 27.82%
ANZ Banking Group London	0.10%	8-1-2013	$20,000,000	$20,000,000	0.53%
Bank of Montreal	0.18	8-28-2013	20,000,000	20,000,000	0.53
Bank of Montreal	0.18	9-12-2013	20,000,000	20,000,000	0.53
Bank of Montreal	0.19	10-11-2013	41,000,000	41,000,000	1.08
Bank of Montreal	0.20	10-17-2013	15,000,000	15,000,000	0.39
Barclays Bank plc ±	0.77	12-12-2013	38,000,000	38,000,000	1.00
Barclays Bank plc ±	0.88	9-30-2013	13,000,000	13,000,000	0.34
China Construction Bank Corporation	0.30	8-6-2013	26,000,000	26,000,000	0.68
China Construction Bank Corporation	0.30	8-7-2013	20,000,000	20,000,000	0.53
China Construction Bank Corporation ±	0.44	8-26-2013	26,000,000	26,000,000	0.68
Credit Agricole	0.11	8-1-2013	60,000,000	60,000,000	1.58
Credit Agricole	0.23	8-2-2013	7,000,000	7,000,000	0.18
Credit Industriel & Commercial New York	0.11	8-1-2013	34,000,000	34,000,000	0.89
Credit Industriel & Commercial New York	0.15	8-2-2013	25,000,000	25,000,000	0.66
DBS Bank Limited	0.19	8-1-2013	50,000,000	50,000,000	1.31
DNB Nor Bank ASA	0.09	8-1-2013	21,000,000	21,000,000	0.55
DNB Nor Bank ASA	0.23	8-6-2013	7,000,000	7,000,000	0.18
Mitsubishi Trust & Bank Corporation	0.21	10-28-2013	24,000,000	24,000,000	0.63
National Australia Bank Limited ±	1.47-1.52	1-17-2014 to 1-30-2014	24,000,000	24,137,246	0.64
National Bank of Kuwait	0.14	8-1-2013	25,000,000	25,000,000	0.66
Natixis Corporation	0.14	8-1-2013	20,000,000	20,000,000	0.53
Natixis Corporation	0.23	8-2-2013	21,000,000	21,000,000	0.55
Nordea Bank plc	0.18	9-17-2013	16,000,000	16,000,000	0.42
Nordea Bank plc	0.18-1.12	8-7-2013 to 11-15-2013	23,000,000	23,000,794	0.60
Norinchukin Bank	0.12	8-5-2013	21,000,000	21,000,000	0.55
Norinchukin Bank	0.19	8-27-2013	15,000,000	15,000,000	0.39
Norinchukin Bank	0.23	10-7-2013 to 10-24-2013	17,000,000	17,000,000	0.44
Norinchukin Bank	0.23	10-16-2013	18,000,000	18,000,000	0.47
Royal Bank of Canada ±	0.30-0.32	8-6-2013 to 6-24-2014	17,000,000	17,000,000	0.44
Royal Bank of Canada ±	0.33	8-12-2013	16,000,000	16,000,000	0.42
Skandinaviska Enskilda Banken AG	0.29	12-20-2013	9,000,000	9,000,174	0.24
Skandinaviska Enskilda Banken AG ±	0.54	12-3-2013	40,000,000	40,000,000	1.05
Societe Generale	0.13	8-1-2013	27,000,000	27,000,000	0.71
Sumitomo Trust & Banking Corporation	0.16-0.24	8-1-2013 to 10-17-2013	83,000,000	83,000,100	2.18
Svenska Handelsbanken	0.19	8-30-2013	30,000,000	30,000,121	0.79
Svenska Handelsbanken	0.19-0.82	8-22-2013 to 11-15-2013	33,000,000	33,009,015	0.86
Toronto-Dominion Bank	0.16-0.27	8-21-2013 to 9-13-2013	25,000,000	25,000,000	0.65
Toronto-Dominion Bank	0.17	9-23-2013	19,000,000	19,000,000	0.50
Toronto-Dominion Bank ±	0.27	10-21-2013	20,000,000	20,000,000	0.53
Other securities				74,000,240	1.93

Total Certificates of Deposit (Cost $1,060,147,690)				1,060,147,690	27.82

Commercial Paper: 44.27%

Asset-Backed Commercial Paper: 16.46%
Anglesea Funding LLC 144A(z)	0.30	8-7-2013	18,000,000	17,999,100	0.47
Antalis US Funding Corporation 144A(z)	0.21-0.26	8-1-2013 to 8-30-2013	29,000,000	28,998,763	0.76

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Money Market Fund	Summary portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Asset-Backed Commercial Paper (continued)
Antalis US Funding Corporation 144A(z)	0.24%	9-5-2013	$16,000,000	$15,996,111	0.42%
Gotham Funding Corporation 144A(z)	0.19-0.21	8-2-2013 to 9-11-2013	50,000,000	49,993,040	1.30
Liberty Street Funding LLC 144A(z)	0.16-0.20	8-1-2013 to 10-10-2013	58,000,000	57,991,040	1.53
Regency Markets No.1 LLC 144A(z)	0.15-0.16	8-8-2013 to 8-28-2013	39,000,000	38,997,341	1.02
Regency Markets No.1 LLC 144A(z)	0.15	8-20-2013	23,000,000	22,998,179	0.60
Victory Receivables 144A(z)	0.18-0.21	8-1-2013 to 9-11-2013	37,000,000	36,995,310	0.96
Victory Receivables 144A(z)	0.20	9-4-2013	22,000,000	21,995,920	0.58
Other securities				335,305,392	8.82
				627,270,196	16.46

Financial Company Commercial Paper: 23.05%
Australia & New Zealand Banking Group 144A	0.17-0.32	8-29-2013 to 11-18-2013	27,000,000	26,997,573	0.71
Banco De Credito E Inversiones 144A(z)	0.45	8-2-2013	17,000,000	16,999,788	0.45
Barclays Bank plc 144A(z)	0.20	9-19-2013	5,000,000	4,998,639	0.13
Barclays Bank plc 144A(z)	0.25	8-27-2013	20,000,000	19,996,389	0.53
Caisse Centrale Desjardins du Quebec 144A(z)	0.20-0.24	8-12-2013 to 11-8-2013	53,000,000	52,988,236	1.38
CPPIB Capital Incorporated 144A(z)	0.15	8-26-2013	20,000,000	19,997,917	0.53
CPPIB Capital Incorporated 144A(z)	0.15	9-5-2013	20,000,000	19,997,083	0.53
DBS Bank Limited 144A(z)	0.21-0.25	9-4-2013 to 11-12-2013	11,000,000	10,995,579	0.29
DNB Nor Bank ASA 144A(z)	0.18	8-9-2013	21,000,000	20,999,160	0.55
DNB Nor Bank ASA 144A(z)	0.19-0.22	10-9-2013 to 11-13-2013	7,000,000	6,996,937	0.18
DNB Nor Bank ASA 144A±	0.42	9-20-2013	24,000,000	24,000,000	0.63
National Australia Bank Limited 144A(z)	0.17	9-10-2013	15,000,000	14,997,167	0.39
Nationwide Building Society 144A(z)	0.25-0.30	8-12-2013 to 9-25-2013	22,000,000	21,995,951	0.57
Nationwide Building Society 144A(z)	0.30	8-5-2013	17,000,000	16,999,433	0.45
Nordea Bank AB 144A(z)	0.18-0.26	8-20-2013 to 2-3-2014	39,000,000	38,966,919	1.02
NV Bank Nederlandse Gemeeten 144A(z)	0.20	12-2-2013	18,000,000	17,988,008	0.47
Skandinaviska Enskilda Banken AG 144A(z)	0.26	12-17-2013	59,000,000	58,941,197	1.55
Sumitomo Trust and Banking Corporation 144A(z)	0.16-0.23	8-15-2013 to 9-5-2013	25,000,000	24,997,327	0.65
Sumitomo Trust and Banking Corporation 144A(z)	0.16	8-16-2013	18,000,000	17,998,800	0.47
Svenska Handelsbanken Incorporated 144A(z)	0.19-0.22	8-5-2013 to 8-20-2013	18,000,000	17,999,332	0.47
Westpac Securities NZ Limited 144A(z)	0.18-0.22	8-8-2013 to 9-23-2013	31,000,000	30,992,639	0.81
Westpac Securities NZ Limited 144A±	0.27	11-19-2013	15,000,000	15,000,913	0.41
Westpac Securities NZ Limited 144A±	0.36	10-25-2013	17,000,000	17,000,000	0.45
Other securities				359,858,675	9.43
				878,703,662	23.05

Other Commercial Paper: 4.76%
CNPC Finance (z)	0.29-0.36	8-1-2013 to 9-6-2013	64,000,000	63,990,092	1.67
Sinopec Century Bright Capital Investments Limited 144A(z)	0.36	9-13-2013	16,000,000	15,993,120	0.42
Other securities				101,383,889	2.67
				181,367,101	4.76

Total Commercial Paper (Cost $1,687,340,959)				1,687,340,959	44.27

Government Agency Debt: 0.29%
Other securities				11,000,000	0.29

Total Government Agency Debt (Cost $11,000,000)				11,000,000	0.29

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Municipal Obligations: 12.67%

Alabama: 0.39%

Variable Rate Demand Notes ø: 0.39%
Other securities				$14,928,000	0.39%

California: 1.40%

Other Municipal Debt: 0.81%
Other securities				31,000,000	0.81

Variable Rate Demand Notes ø: 0.59%
JPMorgan Chase PUTTER/DRIVER Trust Series 3164 (GO, JPMorgan Chase & Company LIQ) 144A	0.07%	8-1-2031	$4,145,000	4,145,000	0.13
Other securities				18,155,000	0.46
				22,300,000	0.59

Colorado: 0.88%

Variable Rate Demand Notes ø: 0.88%
Colorado HFA (Housing Revenue, FHLB SPA)	0.12	5-1-2050	15,425,000	15,425,000	0.41
Royal Bank of Canada Municipal Products Incorporated Trust Series E-25 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.09	11-15-2025	10,000,000	10,000,000	0.26
Other securities				8,000,000	0.21
				33,425,000	0.88

Connecticut: 0.13%

Variable Rate Demand Notes ø: 0.13%
Other securities				5,000,000	0.13

District of Columbia: 0.03%

Other Municipal Debt: 0.03%
Other securities				1,000,000	0.03

Florida: 0.18%

Variable Rate Demand Notes ø: 0.18%
Other securities				6,980,000	0.18

Georgia: 0.32%

Variable Rate Demand Notes ø: 0.32%
Other securities				12,180,000	0.32

Illinois: 0.23%

Variable Rate Demand Notes ø: 0.23%
Other securities				8,905,000	0.23

Iowa: 0.36%

Variable Rate Demand Notes ø: 0.36%
Other securities				13,815,000	0.36

Kentucky: 0.08%

Variable Rate Demand Notes ø: 0.08%
Other securities				3,000,000	0.08

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Money Market Fund	Summary portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Maryland: 0.23%

Variable Rate Demand Notes ø: 0.23%
Other securities				$8,855,000	0.23%

Massachusetts: 0.06%

Variable Rate Demand Notes ø: 0.06%
Other securities				2,260,000	0.06

Michigan: 1.19%

Variable Rate Demand Notes ø: 1.19%
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Series L-31 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.11%	9-1-2032 to 9-1-2033	$13,000,000	13,000,000	0.34
Puttable Floating Option Taxable Notes Series TNP-1005 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45	10-1-2046	23,345,000	23,345,000	0.61
Other securities				8,905,000	0.24

				45,250,000	1.19

Nebraska: 0.26%

Variable Rate Demand Notes ø: 0.26%
Other securities				9,850,000	0.26

Nevada: 0.26%

Variable Rate Demand Notes ø: 0.26%
Other securities				9,905,000	0.26

New Jersey: 0.53%

Variable Rate Demand Notes ø: 0.53%
Other securities				20,200,000	0.53

New Mexico: 0.10%

Variable Rate Demand Notes ø: 0.10%
Other securities				3,970,000	0.10

New York: 0.50%

Variable Rate Demand Notes ø: 0.50%
Other securities				19,130,000	0.50

North Carolina: 0.08%

Variable Rate Demand Notes ø: 0.08%
Other securities				2,880,000	0.08

Ohio: 0.73%

Variable Rate Demand Notes ø: 0.73%
Other securities				27,749,000	0.73

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Oregon: 0.13%

Variable Rate Demand Notes ø: 0.13%
Other securities				$5,000,000	0.13%

Pennsylvania: 0.05%

Variable Rate Demand Notes ø: 0.05%
Other securities				2,000,000	0.05

Puerto Rico: 0.11%

Variable Rate Demand Notes ø: 0.11%
Other securities				4,000,000	0.11

South Carolina: 0.45%

Other Municipal Debt: 0.45%
Other securities				17,000,000	0.45

South Dakota: 0.05%

Variable Rate Demand Notes ø: 0.05%
Other securities				2,000,000	0.05

Tennessee: 0.84%

Other Municipal Debt: 0.08%
Other securities				2,999,934	0.08

Variable Rate Demand Notes ø: 0.76%
Montgomery County TN Public Building Authority Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.13%	7-1-2034	$16,975,000	16,975,000	0.44
Other securities				12,205,000	0.32

				29,180,000	0.76

Texas: 2.18%

Variable Rate Demand Notes ø: 2.18%
Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-18 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.06	6-1-2032	8,000,000	8,000,000	0.21
Texas JPMorgan Chase PUTTER Trust Series 4262 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.06	8-30-2013	27,000,000	27,000,000	0.71
Other securities				48,196,234	1.26

				83,196,234	2.18

Utah: 0.06%

Variable Rate Demand Notes ø: 0.06%
Other securities				2,243,000	0.06

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Money Market Fund	Summary portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Washington: 0.36%

Other Municipal Debt: 0.05%
Other securities				$2,000,000	0.05%

Variable Rate Demand Notes ø: 0.31%
Other securities				11,595,000	0.31

West Virginia: 0.05%

Variable Rate Demand Notes ø: 0.05%
Other securities				1,940,000	0.05

Wisconsin: 0.45%

Variable Rate Demand Notes ø: 0.45%
Other securities				17,040,000	0.45

Total Municipal Obligations (Cost $482,776,168)				482,776,168	12.67

Other Instruments: 0.98%
Australia & New Zealand Banking Group Floating Rate Note 144A±	1.01-1.27%	12-20-2013 to 1-10-2014	$12,000,000	12,042,915	0.32
National Australia Bank Limited Floating Rate Note 144A±	1.02	8-20-2013	7,000,000	7,003,117	0.18
Other securities				18,345,028	0.48

Total Other Instruments (Cost $37,391,060)				37,391,060	0.98

Other Notes: 1.62%

Corporate Bonds and Notes: 1.62%
Toronto-Dominion Bank ±	0.24	11-15-2013	18,000,000	18,000,000	0.47
Other securities				43,692,022	1.15

Total Other Notes (Cost $61,692,022)				61,692,022	1.62

Repurchase Agreements ^^: 7.24%
Goldman Sachs & Company, dated 7-1-2013, maturity value $47,742,889 (1) ±(i)§¢	0.22	9-1-2013	46,000,000	46,000,000	1.21
GX Clarke & Company, dated 7-31-2013, maturity value $14,000,074 (2)	0.19	8-1-2013	14,000,000	14,000,000	0.37
JPMorgan Securities, dated 7-1-2013, maturity value $5,073,194 (3) ±§¢	0.17	8-1-2013	5,000,000	5,000,000	0.13
JPMorgan Securities, dated 7-1-2013, maturity value $57,120,000 (4) ±(i)§¢	0.32	9-4-2013	54,000,000	54,000,000	1.41
Royal Bank of Canada, dated 7-31-13, maturity value $30,000,067 (5)	0.08	8-1-2013	30,000,000	30,000,000	0.79
Societe Generale, dated 7-31-2013, maturity value $126,844,723 (6)	0.09	8-1-2013	126,844,406	126,844,406	3.33

Total Repurchase Agreements (Cost $275,844,406)				275,844,406	7.24

Treasury Debt: 4.78%
U.S. Treasury Bill (z)	0.08-0.14	8-15-2013 to 12-19-2013	72,000,000	71,989,581	1.90
U.S. Treasury Bill (z)	0.08	12-5-2013	18,000,000	17,994,932	0.47

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Treasury Debt (continued)
U.S. Treasury Bill (z)	0.08%	12-12-2013	$18,000,000	$17,994,654	0.47%
U.S. Treasury Bill (z)	0.08	11-29-2013	18,000,000	17,995,050	0.47
U.S. Treasury Note	0.25-1.00	11-30-2013 to 5-15-2014	25,000,000	25,049,353	0.65
U.S. Treasury Note	4.75	5-15-2014	30,000,000	31,077,806	0.82

Total Treasury Debt (Cost $182,101,376)				182,101,376	4.78

Total investments in securities (Cost $3,798,293,681) *				3,798,293,681	99.67%
Other assets and liabilities, net				12,522,697	0.33

Total net assets				$3,810,816,378	100.00%

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

^^	Collateralized by:

(1)	U.S. government securities, 0.00% to 1.88%, 8-2-2013 to 7-15-2022, fair value including accrued interest is $46,920,002.

(2)	U.S. government securities, 0.00% to 11.25%, 8-15-2013 to 5-15-2043, fair value including accrued interest is $14,280,158.

(3)	U.S. government security, 0.00%, 10-1-2013, fair value is $5,100,094.

(4)	U.S. government securities, 0.00% to 0.54%, 8-1-2013 to 4-29-2014, fair value including accrued interest is $55,080,237.

(5)	U.S. government securities, 0.00% to 3.67%, 5-1-2035 to 8-1-2043, fair value including accrued interest is $30,900,000.

(6)	U.S. government securities, 0.00% to 6.25%, 1-2-2014 to 8-15-2023, fair value including accrued interest is $129,381,295.

(i)	Illiquid security

§	Security is subject to a demand feature which reduces the effective maturity.

¢	Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Money Market Fund	Statement of assets and liabilities—July 31, 2013 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$3,798,293,681
Receivable for investments sold	38,305,691
Receivable for Fund shares sold	621,649
Receivable for interest	926,911
Receivable from adviser	1,317,663
Prepaid expenses and other assets	226,575

Total assets	3,839,692,170

Liabilities
Dividends payable	52,673
Payable for investments purchased	21,994,951
Payable for Fund shares redeemed	987,172
Due to custodian bank	3,100,000
Distribution fees payable	283,622
Due to other related parties	841,094
Accrued expenses and other liabilities	1,616,280

Total liabilities	28,875,792

Total net assets	$3,810,816,378

NET ASSETS CONSIST OF
Paid-in capital	$3,815,332,363
Overdistributed net investment income	(498,836)
Accumulated net realized losses on investments	(4,017,149)

Total net assets	$3,810,816,378

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class A	$1,536,614,647
Shares outstanding – Class A	1,536,585,709
Net asset value per share – Class A	$1.00
Net assets – Class B	$10,581,421
Shares outstanding – Class B	10,581,220
Net asset value per share – Class B	$1.00
Net assets – Class C	$16,505,744
Shares outstanding – Class C	16,505,527
Net asset value per share – Class C	$1.00
Net assets – Daily Class	$1,289,203,967
Shares outstanding – Daily Class	1,289,185,599
Net asset value per share – Daily Class	$1.00
Net assets – Investor Class	$556,323,848
Shares outstanding – Investor Class	556,314,485
Net asset value per share – Investor Class	$1.00
Net assets – Service Class	$401,586,751
Shares outstanding – Service Class	401,581,430
Net asset value per share – Service Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended July 31, 2013	Wells Fargo Advantage Money Market Fund	15

Investment income
Interest	$4,972,572

Expenses
Advisory fee	5,604,150
Administration fees
Fund level	996,396
Class A	1,946,582
Class B	13,263
Class C	15,636
Daily Class	1,344,674
Investor Class	757,301
Service Class	216,852
Shareholder servicing fees
Class A	2,212,026
Class B	7,402
Class C	17,768
Daily Class	1,528,039
Investor Class	735,213
Service Class	451,572
Distribution fees
Class B	45,216
Class C	53,303
Daily Class	1,528,039
Custody and accounting fees	127,558
Professional fees	17,217
Registration fees	59,797
Shareholder report expenses	165,937
Trustees’ fees and expenses	3,930
Other fees and expenses	29,582

Total expenses	17,877,453
Less: Fee waivers and/or expense reimbursements	(13,087,903)

Net expenses	4,789,550

Net investment income	183,022

Net realized gains on investments	57,526

Net increase in net assets resulting from operations	$240,548

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Money Market Fund	Statement of changes in net assets

	Six months ended July 31, 2013 (unaudited)		Year ended January 31, 2013

Operations
Net investment income		$183,022		$523,121
Net realized gains on investments		57,526		292,676

Net increase in net assets resulting from operations		240,548		815,797

Distributions to shareholders from
Net investment income
Class A		(88,479)		(261,938)
Class B		(603)		(22,957)
Class C		(711)		(1,589)
Daily Class		(61,121)		(127,311)
Investor Class		(30,291)		(64,269)
Service Class		(18,071)		(45,057)

Total distributions to shareholders		(199,276)		(523,121)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	995,514,111	995,514,111	3,088,275,827	3,088,275,827
Class B	595,213	595,213	246,345,412	246,345,412
Class C	6,992,289	6,992,289	9,011,251	9,011,251
Daily Class	2,236,130,144	2,236,130,144	3,818,056,122	3,818,056,122
Investor Class	133,520,120	133,520,120	406,140,406	406,140,406
Service Class	1,154,453,233	1,154,453,233	2,686,456,886	2,686,456,886

		4,527,205,110		10,254,285,904

Reinvestment of distributions
Class A	85,030	85,030	254,479	254,479
Class B	579	579	22,847	22,847
Class C	672	672	1,487	1,487
Daily Class	35,181	35,181	77,252	77,252
Investor Class	24,521	24,521	52,787	52,787
Service Class	1,066	1,066	4,606	4,606

		147,049		413,458

Payment for shares redeemed
Class A	(1,499,721,812)	(1,499,721,812)	(4,157,999,375)	(4,157,999,375)
Class B	(4,376,924)	(4,376,924)	(632,698,536)	(632,698,536)
Class C	(4,977,917)	(4,977,917)	(13,433,112)	(13,433,112)
Daily Class	(2,217,144,745)	(2,217,144,745)	(4,112,855,643)	(4,112,855,643)
Investor Class	(218,544,560)	(218,544,560)	(395,582,592)	(395,582,592)
Service Class	(1,151,031,113)	(1,151,031,113)	(2,761,083,376)	(2,761,083,376)

		(5,095,797,071)		(12,073,652,634)

Net decrease in net assets resulting from capital share transactions		(568,444,912)		(1,818,953,272)

Total decrease in net assets		(568,403,640)		(1,818,660,596)

Net assets
Beginning of period		4,379,220,018		6,197,880,614

End of period		$3,810,816,378		$4,379,220,018

Overdistributed net investment income		$(498,836)		$(482,582)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Money Market Fund	17

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31			Year ended February 28
CLASS A		2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.04
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.04
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.04)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[3]	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.01%	0.01%	0.04%	1.74%	4.48%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.80%	0.80%	0.79%	0.88%	0.83%	0.81%
Net expenses	0.24%	0.25%	0.26%	0.35%	0.58%	0.79%	0.76%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.05%	1.75%	4.37%
Supplemental data
Net assets, end of period (000s omitted)	$1,536,615	$2,040,718	$3,110,020	$4,908,741	$5,218,601	$8,894,795	$11,659,129

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31			Year ended February 28
CLASS B		2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[3]	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.01%	0.01%	0.01%	1.03%	3.71%
Ratios to average net assets (annualized)
Gross expenses	1.44%	1.55%	1.55%	1.56%	1.62%	1.58%	1.57%
Net expenses	0.24%	0.24%	0.26%	0.35%	0.62%	1.49%	1.51%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	1.04%	3.66%
Supplemental data
Net assets, end of period (000s omitted)	$10,581	$14,362	$400,677	$542,695	$628,445	$1,238,714	$1,438,346

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Money Market Fund	19

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31
CLASS C		2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.55%	1.51%	1.52%
Net expenses	0.24%	0.25%	0.26%	0.36%
Net investment income	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$16,506	$14,491	$18,910	$19,984

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31
DAILY CLASS		2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.07%	1.05%	1.06%	1.04%
Net expenses	0.24%	0.25%	0.26%	0.36%
Net investment income	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,289,204	$1,270,171	$1,564,827	$2,097,990

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011
2.	Amount is less than $0.005.
3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Money Market Fund	21

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31			Year ended February 28
INVESTOR CLASS		2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[3]	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.01%	0.01%	0.08%	1.85%	4.60%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.83%	0.84%	0.84%	0.92%	0.90%	0.94%
Net expenses	0.24%	0.25%	0.26%	0.35%	0.52%	0.68%	0.65%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.08%	1.82%	4.50%
Supplemental data
Net assets, end of period (000s omitted)	$556,324	$641,318	$630,684	$668,894	$731,932	$921,649	$926,851

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
2.	Year ended February 29
3.	Amount is less than $0.005.
4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31
SERVICE CLASS		2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.72%	0.70%	0.71%	0.69%
Net expenses	0.24%	0.25%	0.26%	0.35%
Net investment income	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$401,587	$398,160	$472,761	$576,714

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Money Market Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

24	Wells Fargo Advantage Money Market Fund	Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2013, the Fund had pre-enactment capital loss carryforwards available to offset future net realized capital gains in the amount of $4,074,675 with $3,666,389 expiring in 2017 and $408,286 expiring in 2019.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended July 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Notes to financial statements (unaudited)	Wells Fargo Advantage Money Market Fund	25

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory Fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase. For the six months ended July 31, 2013, the advisory fee was equivalent to an annual rate of 0.28% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C, Daily Class	0.22%
Investor Class	0.25
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A shares, 1.45% for Class B shares, 1.45% for Class C shares, 1.00% for Daily Class shares, 0.65% for Investor Class shares, and 0.50% for Service Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Daily Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Daily Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets for Daily Class shares.

For the six months ended July 31, 2013, Wells Fargo Funds Distributor, LLC received $854, and $100 in contingent deferred sales charges from redemptions of Class B, and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26	Wells Fargo Advantage Money Market Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Money Market Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

28	Wells Fargo Advantage Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Money Market Fund	29

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Money Market Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”) and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was equal to or in range of the median performance of the Universe for all periods under review.

30	Wells Fargo Advantage Money Market Fund	Other information (unaudited)

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the operating expense ratios of the Fund were higher than the median net operating expense ratios of the expense Groups. Funds Management advised the Board that the expense Group medians reflected voluntary waivers, whereas the Fund’s expense ratios did not reflect voluntary waivers. The Board noted that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were in range of the median net operating expense ratios of the expense Groups. The Board also viewed favorably the fact that the net operating expense cap of the Fund’s Daily Class was lowered by three basis points in 2012. The Board and Funds Management agreed to extend the net operating expense caps for all of the Fund’s share classes until 2014.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were higher than the median rates for the Fund’s expense Groups for all classes. However, the Board viewed favorably the fact that when the Fund’s expense ratios were adjusted to reflect voluntary fee waivers, the Fund’s net operating expense ratios were in range of the median net operating expense ratios of the expense Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage Money Market Fund	31

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

32	Wells Fargo Advantage Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

218829 09-13 SA306/SAR306 7-13

Wells Fargo Advantage

California Municipal Money Market Fund

Semi-Annual Report

July 31, 2013

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The views expressed and any forward-looking statements are as of July 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $226 billion in assets under management, as of July 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage California Municipal Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We continue to believe that most investors can benefit from adhering to a well-diversified, high-quality investment strategy that is focused on liquidity and capital preservation.

As we gain clarity in the coming months regarding potential changes to the regulation of money market funds, we will provide further communications to you about them.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage California Municipal Money Market Fund for the six-month period that ended July 31, 2013. The past six months were marked by accommodative central bank policies, low interest rates, and regulatory uncertainty. Despite the challenges of a changing market landscape, we continue to believe that most investors can benefit from adhering to a well-diversified, high-quality investment strategy that is focused on liquidity and capital preservation.

Short-term interest rates remained low.

Monetary policy remained accommodative. The Federal Open Market Committee (FOMC) did not make any changes to its policy of keeping the target for the federal funds rate near zero or its asset purchase program of buying agency mortgage-backed securities and Treasury securities. However, Federal Reserve (Fed) Chairman Ben Bernanke roiled bond markets on June 19, after the previous day’s FOMC’s meeting, by indicating that tapering of its bond-buying program could begin later this year and that it could end as soon as mid-2014. Despite Chairman Bernanke’s comments on the potential for tapering of the bond-buying program, the Fed’s official statement reaffirmed its program of buying agency mortgage-backed securities at a pace of $40 billion per month and longer-term Treasury securities at a pace of $45 billion per month to “maintain downward pressure on longer-term interest rates, support mortgage markets, and help make broader financial conditions more accommodative.”

Anchored by the Fed’s accommodative monetary policy of holding its targeted federal funds rate near zero, short-term interest rates remained ultra low during the period. While longer-term interest rates rose late in the period, the combination of strong demand and limited supply of money market securities further exacerbated the low level of short-term interest rates throughout the period. A main reason that overall supply of money-market-eligible securities continued to decrease was due to issuers choosing to issue long-term debt to take advantage of low interest rates.

Despite interest rates remaining low, investors remained involved in money markets because yield was only one component driving their investment choices. More often, safety, diversification1, and liquidity have been higher-value propositions to these investors, factors that were not diminished by Fed policy or technical developments.

Money market regulations remained under review.

Regulators remained concerned about potential systemic risk from money market funds in the event of another financial crisis and sought further revisions to regulations governing money market funds in order to mitigate that risk. In June, the U.S. Security and Exchange Commission (SEC) proposed the following changes: 1) a floating net asset value (NAV) rather than a $1.00 stable NAV for prime institutional money market funds (prime retail money market funds and government money market funds could continue to maintain a stable $1.00 NAV under the proposal); 2) liquidity fees and redemption gates for money market funds other than government funds; or 3) a combination of these two measures. The SEC is also considering changes to portfolio diversification, stress testing, and disclosure requirements for all money market funds. Wells Fargo Funds Management, LLC intends to submit a comment letter on the proposals to the SEC. As we gain clarity in the coming months regarding potential changes to the regulation of money market funds, we will provide further communications to you about them.

1.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to shareholders (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage California Municipal Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

David D. Sylvester

James Randazzo

Average annual total returns1 (%) as of July 31, 2013

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (SGCXX)	1-1-1992	0.01	0.14	0.98	0.64	0.64
Administrator Class (WCMXX)	6-30-2010	0.02	0.24	1.14	0.37	0.30
Institutional Class (WCTXX)	3-31-2008	0.02	0.26	1.14	0.25	0.20
Service Class (WFCXX)	11-8-1999	0.01	0.18	1.09	0.54	0.45
Sweep Class	6-30-2010	0.01	0.18	1.09	0.99	0.99

Fund yield summary[3] (%) as of July 31, 2013	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-day current yield	0.01	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website, wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT).

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	5

Revenue source distribution[4] as of July 31, 2013

Weighted average maturity[6] as of July 31, 2013
16 days

Weighted average final maturity[7] as of July 31, 2013
16 days

Effective maturity distribution[5] as of July 31, 2013

1.	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, and has not been adjusted to reflect higher expenses applicable to Administrator Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Service Class shares, and includes the higher expenses applicable to Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to reflect the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through May 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A, 0.30% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class, and 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.55)%, (0.28)%, (0.16)%, (0.45)%, and (0.90)% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively.

4.	Revenue source distribution is subject to change and is calculated based on the total investments of the Fund.

5.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

6.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes.

7.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes.

6	Wells Fargo Advantage California Municipal Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2013 to July 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2013	Ending account value 7-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,000.05	$0.64	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65	0.13%
Administrator Class
Actual	$1,000.00	$1,000.05	$0.60	0.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.60	0.12%
Institutional Class
Actual	$1,000.00	$1,000.06	$0.60	0.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.60	0.12%
Service Class
Actual	$1,000.00	$1,000.05	$0.60	0.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.60	0.12%
Sweep Class
Actual	$1,000.00	$1,000.05	$0.60	0.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.60	0.12%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 99.91%

California: 95.94%

Other Municipal Debt: 12.26%
California DWR Series 1 (Water & Sewer Revenue)	0.11%	8-6-2013	$10,000,000	$10,000,000
California DWR Series 1 (Water & Sewer Revenue)	0.13	8-6-2013	8,531,000	8,531,000
California DWR Series 1 (Water & Sewer Revenue)	0.16	8-6-2013	3,772,000	3,772,000
California School Cash Reserve Program Series X (Miscellaneous Revenue)	2.00	10-1-2013	4,000,000	4,012,064
Los Angeles County CA Capital Asset Leasing Corporation Series B (Lease Revenue)	0.09	9-10-2013	10,000,000	10,000,000
Los Angeles County CA Capital Asset Leasing Corporation Series B (Lease Revenue)	0.11	10-3-2013	15,000,000	15,000,000
Los Angeles County CA Capital Asset Leasing Corporation Series B (Lease Revenue)	0.12	8-7-2013	15,000,000	15,000,000
Los Angeles County CA Municipal Improvement Corporation Series A-4 (Lease Revenue)	0.12	8-7-2013	11,000,000	11,000,000
Los Angeles County CA Schools Pooled Financing Program TRAN Series A-2 (Miscellaneous Revenue)	2.00	2-28-2014	9,700,000	9,801,370
Los Angeles County CA Schools Pooled Financing Program TRAN Series B-2 (Miscellaneous Revenue)	2.00	9-30-2013	3,000,000	3,008,950
Los Angeles County CA Schools Pooled Financing Program TRAN Series B-2 (Miscellaneous Revenue)	2.00	11-29-2013	7,000,000	7,035,952
Los Angeles County CA Schools Pooled Financing Program TRAN Series B-3 (Miscellaneous Revenue)	2.00	11-29-2013	3,000,000	3,015,902
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-2 (Miscellaneous Revenue)	2.00	1-31-2014	5,000,000	5,044,854
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-3 (Miscellaneous Revenue)	2.00	12-31-2013	2,000,000	2,014,177
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-5 (Miscellaneous Revenue)	2.00	11-29-2013	3,000,000	3,017,369
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-6 (Miscellaneous Revenue)	2.00	12-31-2013	1,000,000	1,007,257
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-8 (Miscellaneous Revenue)	2.00	1-31-2014	3,000,000	3,024,469
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-9 (Miscellaneous Revenue)	2.00	1-31-2014	3,000,000	3,023,246
Los Angeles County CA TAN Series A (Miscellaneous Revenue)	2.00	2-28-2014	15,000,000	15,158,250
Orange County CA Sanitation District COP (Water & Sewer Revenue, National/FGIC Insured)	5.00	8-1-2013	7,800,000	7,800,000
San Diego County CA Unified School District TRAN Series A-1 (Miscellaneous Revenue)	2.00	1-31-2014	16,000,000	16,147,037
San Diego County CA Water Authority Series 7 (Water & Sewer Revenue)	0.11	8-7-2013	10,000,000	10,000,000
San Diego County CA Water Authority Series 7 (Water & Sewer Revenue)	0.13	9-5-2013	6,250,000	6,250,000
San Francisco CA City & County Airport Commission Series A-3 (Airport Revenue)	0.11	8-1-2013	1,150,000	1,150,000
San Francisco CA City & County Airport Commission Series A-3 (Airport Revenue)	0.12	8-1-2013	2,210,000	2,210,000
San Francisco CA City & County Airport Commission Series B-1 (Airport Revenue)	0.10	8-1-2013	3,500,000	3,500,000

				179,523,897

Variable Rate Demand Notes ø: 83.68%
ABAG Finance Authority for Nonprofit Corporation California Branson School (Education Revenue, Northern Trust Company LOC)	0.06	7-1-2038	2,845,000	2,845,000
ABAG Finance Authority for Nonprofit Corporation California Jewish Community Center Orange Project (Miscellaneous Revenue, Bank of America NA LOC)	0.11	6-1-2029	4,260,000	4,260,000
ABAG Finance Authority for Nonprofit Corporation California MFHR Fine Arts Building Projects Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	7-15-2035	9,100,000	9,100,000

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
ABAG Finance Authority for Nonprofit Corporation California San Francisco University High School Series A (Education Revenue, Northern Trust Company LOC)	0.06%	4-1-2035	$2,185,000	$2,185,000
Alameda CA PFA MFHR Eagle Parrot Project Series A (Housing Revenue, FNMA LOC, FNMA Insured)	0.09	5-15-2035	1,535,000	1,535,000
Anaheim CA Public Financing Authority ROCS-RR-II-R-781PB (Utilities Revenue, National Insured) 144A	0.13	10-1-2014	18,725,000	18,725,000
Arcadia County CA Unified School District Series 2679 (GO, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.09	8-1-2013	8,680,000	8,680,000
Bay Area Toll Authority California Toll Bridge Series C2 (Transportation Revenue, Union Bank NA LOC)	0.05	4-1-2047	20,810,000	20,810,000
California Alternative Energy Source Financing Authority GE Capital Corporation Series A (Utilities Revenue)	0.08	10-1-2020	25,330,000	25,330,000
California CDA Aegis Pleasant Hill Series H (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	7-1-2027	6,270,000	6,270,000
California CDA Arbor Ridge Apartments Series B (Housing Revenue, FHLMC LIQ)	0.09	11-1-2036	9,500,000	9,500,000
California CDA Charter Court Apartments Series L (Housing Revenue, FHLMC LIQ)	0.09	9-1-2040	3,555,000	3,555,000
California CDA Gas Supply Series 2010 (Utilities Revenue, Royal Bank of Canada SPA)	0.05	11-1-2040	33,950,000	33,950,000
California CDA La Puente Apartments Series JJ (Housing Revenue, U.S. Bank NA LOC)	0.10	11-1-2031	6,775,000	6,775,000
California CDA Livermore Valley Arts Center Project (Miscellaneous Revenue, Bank of New York Mellon LOC)	0.05	12-1-2036	11,680,000	11,680,000
California CDA MFHR Desert Palms Series A (Housing Revenue, FHLMC LOC)	0.06	8-1-2045	7,000,000	7,000,000
California CDA MFHR Glen Haven Apartments Series 2002 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	4-15-2035	7,000,000	7,000,000
California CDA MFHR Granite Oaks Apartments Series R (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	10-15-2030	3,985,000	3,985,000
California CDA MFHR Imperial Park Apartments Series OO (Housing Revenue, FHLMC LIQ)	0.08	11-1-2040	10,620,000	10,620,000
California CDA MFHR Seasons at Lakewood Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	5-15-2037	3,200,000	3,200,000
California CDA Motion Picture & Television Fund Series A (Health Revenue, Northern Trust Company LOC)	0.07	3-1-2031	23,285,000	23,285,000
California CDA Olympus Park Apartments Series Y (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	10-15-2030	6,440,000	6,440,000
California CDA Seasons Senior Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	5-15-2037	5,265,000	5,265,000
California CDA Sunrise of Danville Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	5-1-2027	6,165,000	6,165,000
California CDA Sutter Health Series A (Health Revenue, Ambac Insured) 144A	0.06	8-15-2038	6,000,000	6,000,000
California CDA Sutter Health Series B (Health Revenue, Credit Suisse LIQ) 144A	0.06	11-15-2048	25,422,423	25,422,423
California CDA Sutter Health Series C (Health Revenue, AGM Insured, Citibank NA LIQ) 144A	0.07	8-15-2032	2,625,000	2,625,000
California CDA Tyrella Gardens Apartments Series B (Housing Revenue, Citibank NA LOC)	0.12	6-1-2036	1,145,000	1,145,000
California CDA Villa Paseo Senior Project MM (Housing Revenue, East West Bank LOC)	0.06	11-1-2035	4,000,000	4,000,000
California CDA Village at Hesperia Series CCC (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	11-15-2039	2,300,000	2,300,000
California CDA Village at Ninth Apartments Series D (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	11-15-2035	4,375,000	4,375,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
California CDA Village at Shaw Apartments Series E (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06%	11-15-2035	$3,605,000	$3,605,000
California Educational Facilities Authority Series 3336 (Education Revenue) 144A	0.06	6-1-2043	7,400,000	7,400,000
California Educational Facilities Authority Stanford University Series L (Education Revenue)	0.04	10-1-2022	2,000,000	2,000,000
California Enterprise Development Authority Pocino Foods Company Project Series A (IDR, City National Bank LOC)	0.07	11-1-2033	7,665,000	7,665,000
California Finance Authority Kehillah Jewish High School Series 2009 (Education Revenue, California Bank & Trust LOC)	0.05	8-1-2039	13,790,000	13,790,000
California HFFA Catholic Healthcare West Series 2004-K (Health Revenue, Mizuho Corporate Bank LOC)	0.05	7-1-2033	8,000,000	8,000,000
California HFFA Catholic Healthcare West Series B (Health Revenue, Bank of Montreal LOC)	0.05	3-1-2047	6,725,000	6,725,000
California HFFA Catholic Healthcare West Series I (Health Revenue, Mizuho Corporate Bank LOC)	0.05	7-1-2035	12,600,000	12,600,000
California HFFA Northern California Presbyterian Homes and Services Incorporated Series 2004 (Health Revenue, Union Bank NA LOC)	0.06	7-1-2034	5,185,000	5,185,000
California HFFA Scripps Health Series C (Health Revenue, Northern Trust Company LOC)	0.04	10-1-2040	8,000,000	8,000,000
California HFFA Scripps Health Series C (Health Revenue)	0.04	10-1-2042	18,500,000	18,500,000
California HFFA Scripps Health Series G (Health Revenue, Bank of America NA LOC)	0.05	10-1-2019	19,625,000	19,625,000
California HFFA St. Joseph Health System Series B (Health Revenue, U.S. Bank NA LOC)	0.05	7-1-2041	900,000	900,000
California Infrastructure & Economic Development Bank Le Lycee Francias de Los Angeles Project Series 2006 (Education Revenue, U.S. Bank NA LOC)	0.06	9-1-2036	2,815,000	2,815,000
California Infrastructure & Economic Development Bank Loyola High School Project (Miscellaneous Revenue)	0.07	12-1-2035	1,400,000	1,400,000
California Infrastructure & Economic Development Bank ROC RR-II-R-11527 (Transportation Revenue, Ambac Insured, Citibank NA LIQ) 144A	0.08	7-1-2030	9,900,000	9,900,000
California Infrastructure & Economic Development Bank Saddleback Valley Christian Schools Project Series A (Miscellaneous Revenue, East West Bank LOC)	0.06	12-1-2040	14,940,000	14,940,000
California Infrastructure & Economic Development Bank Society For The Blind Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.09	1-1-2037	2,115,000	2,115,000
California Infrastructure & Economic Development Bank The Bay Institute Aquarium Foundation (Miscellaneous Revenue, Pacific Capital Bank NA LOC)	0.05	6-1-2025	6,195,000	6,195,000
California Kindergarten Series B-1 (GO, Citibank NA LOC)	0.04	5-1-2034	8,600,000	8,600,000
California Kindergarten Series B-2 (GO, Citibank NA LOC)	0.04	5-1-2034	8,300,000	8,300,000
California Municipal Finance Authority Chevron USA Recovery Zone Project Series A (IDR)	0.04	11-1-2035	5,700,000	5,700,000
California Municipal Finance Authority High Desert Partnership (Education Revenue, Union Bank NA LOC)	0.09	4-1-2042	1,240,000	1,240,000
California Municipal Finance Authority Pacific Institute Series 2007-A (Housing Revenue, California Bank & Trust LOC)	0.04	8-1-2037	15,610,000	15,610,000
California Municipal Finance Authority San Francisco Planning Project Series 2008A (IDR, Pacific Capital Bank NA LOC)	0.05	12-1-2042	4,500,000	4,500,000
California PCFA Solid Waste John B. & Ann M. Verwey Project (Resource Recovery Revenue, CoBank LOC)	0.10	5-1-2028	3,400,000	3,400,000
California PCFA Solid Waste Milk Time Dairy Farms Project (Resource Recovery Revenue, CoBank LOC)	0.10	11-1-2027	6,000,000	6,000,000
California PCFA Waste Connection Incorporated Project (Resource Recovery Revenue, Bank of America NA LOC)	0.11	8-1-2018	10,100,000	10,100,000
California Public Improvements Series A Sub Series A-1-2 Refunding Notes (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.04	5-1-2040	30,850,000	30,850,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
California Statewide Communities Concord Green Apartments Project (Housing Revenue, East West Bank LOC)	0.08%	6-1-2028	$8,700,000	$8,700,000
California University Revenue Systemwide Series A (Education Revenue, AGM Insured) 144A	0.21	11-1-2033	3,000,000	3,000,000
California University Revenue Systemwide Series C (Education Revenue, National Insured, JPMorgan Chase & Company LIQ) 144A	0.14	11-1-2014	10,000,000	10,000,000
Central Basin CA Municipal Water Distribution Series B (Water & Sewer Revenue, U.S. Bank NA LOC)	0.07	8-1-2037	11,885,000	11,885,000
Clipper Tax Exempt Certificate Trust Series 2012-04AX (Utilities Revenue, State Street Bank & Trust Company LIQ) 144A	0.07	10-1-2031	16,975,000	16,975,000
Clipper Tax Exempt Certificate Trust Series 2013-4A (Water & Sewer Revenue, State Street Bank & Trust Company LIQ) 144A	0.07	11-1-2043	4,130,000	4,130,000
Corona CA Household Bank Project B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	2-1-2023	11,000,000	11,000,000
Deutsche Bank Spears/Lifers Trust Series DBE-1188 (Tax Revenue) 144A	0.08	8-1-2047	10,230,000	10,230,000
Deutsche Bank Spears/Lifers Trust Series DBE-247 (Tax Revenue, FGIC Insured)	0.14	12-1-2030	1,115,000	1,115,000
Deutsche Bank Spears/Lifers Trust Series DBE-296 (Tax Revenue, AGM Insured)	0.13	8-1-2031	3,885,000	3,885,000
Eclipse Funding Trust 2006-00018 Solar Eclipse Los Angeles (Tax Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.06	7-1-2030	10,000	10,000
Eclipse Funding Trust 2006-0065 Solar Eclipse Pepperdine University (Education Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.06	12-1-2013	2,160,000	2,160,000
Eclipse Funding Trust 2007-0079 Solar Eclipse Vacaville Unified School District (Tax Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.06	8-1-2032	10,135,000	10,135,000
Elsinore Valley CA Municipal Water District COP Series B (Water & Sewer Revenue, U.S. Bank NA LOC)	0.07	7-1-2035	2,925,000	2,925,000
Golden State Tobacco Securitization Corporation California Series 2040 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144A	0.14	6-1-2045	8,000,000	8,000,000
Golden State Tobacco Securitization Corporation California Series 3123 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144A	0.14	6-1-2045	21,290,000	21,290,000
Hartnell CA Community College District PUTTER Series 2966 (GO, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.12	6-1-2014	4,800,000	4,800,000
Hesperia CA COP Civic Plaza Financing (Miscellaneous Revenue, Bank of America NA LOC)	0.15	10-1-2034	12,415,000	12,415,000
Highland CA RDA Jeffrey Court Senior Apartments (Housing Revenue, East West Bank LOC)	0.08	3-1-2028	6,620,000	6,620,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3927Z San Marcos CA Unified School District (GO, JPMorgan Chase & Company LIQ) 144A	0.09	2-1-2019	5,340,000	5,340,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3974Z Arcadia CA Unified School District (GO, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.09	8-1-2015	3,960,000	3,960,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4002Z El Dorado CA Union High School (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.09	8-1-2018	5,010,000	5,010,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4071 Sacramento CA MUD (Utilities Revenue, BHAC/AGM/Ambac Insured, JPMorgan Chase & Company LIQ) 144A	0.06	11-15-2013	7,140,000	7,140,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4289 Los Angeles CA Unified School District (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.06	11-28-2013	30,500,000	30,500,000
Kings County CA Housing Authority Edgewater Isle Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	2-15-2031	5,900,000	5,900,000
Las Virgenes CA Unified School District Series A (GO, AGM Insured, Bank of America NA LIQ) 144A	0.09	8-1-2031	6,665,000	6,665,000
Los Angeles CA Airport PUTTER Series 2000-A (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.11	11-15-2025	8,000,000	8,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Los Angeles CA Community College District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-4 (GO, Royal Bank of Canada LIQ) 144A	0.06%	8-1-2033	$5,000,000	$5,000,000
Los Angeles CA Community RDA Security Building Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	12-15-2034	6,290,000	6,290,000
Los Angeles CA COP Samuel A. Fryer Yavney Series A (Education Revenue, California Bank & Trust LOC)	0.05	8-1-2038	7,150,000	7,150,000
Los Angeles CA DW&P Sub Series A3 (Utilities Revenue)	0.03	7-1-2035	18,775,000	18,775,000
Los Angeles CA DW&P Sub Series B-5 (Utilities Revenue, Royal Bank of Canada SPA)	0.04	7-1-2034	14,000,000	14,000,000
Los Angeles CA IDA Megatoys Project (IDR, East West Bank LOC)	0.10	7-1-2031	3,000,000	3,000,000
Los Angeles CA Mission Village Terrace Apartments (Housing Revenue, East West Bank LOC)	0.06	7-1-2027	3,540,000	3,540,000
Los Angeles CA Watts Athens Apartments Series A (Housing Revenue, Citibank NA LOC)	0.05	8-15-2030	4,300,000	4,300,000
Manteca CA RDA Amended Merger Project (Tax Revenue, State Street Bank & Trust Company LOC)	0.06	10-1-2042	10,375,000	10,375,000
Menlo Park CA CDA Las Pulgas Community Development (Tax Revenue, State Street Bank & Trust Company LOC, Ambac Insured)	0.06	1-1-2031	28,220,000	28,220,000
Metropolitan Water District of Southern California Refunding Bond Series D (Water & Sewer Revenue)	0.04	7-1-2035	13,500,000	13,500,000
Modesto CA MFHR Live Oak Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	9-15-2024	1,400,000	1,400,000
Morgan Hill CA RDA Tax Allocation Ojo de Agua Redevelopment Project Area Series 2008-A (Tax Revenue, Scotia Bank LOC)	0.07	9-1-2033	29,400,000	29,400,000
Oakland CA Joint Powers Financing Authority Series A (Housing Revenue, Citibank NA LOC)	0.09	7-1-2033	14,985,000	14,985,000
Oceanside CA MFHR Ace-Shadow Way Apartments Project Series 2009 (Housing Revenue, FHLMC LOC)	0.06	3-1-2049	2,350,000	2,350,000
Orange County CA Improvement Bond Act of 1915 Irvine Coast Assessment District #88 (Miscellaneous Revenue, Sumitomo Mitsui Banking LOC)	0.06	9-2-2018	13,100,000	13,100,000
Petaluma CA Community Development Commission MFHR Oakmont at Petaluma Series A (Health Revenue, U.S. Bank NA LOC)	0.08	4-1-2026	500,000	500,000
Sacramento County CA Housing Authority Logan Park Apartments Series E (Housing Revenue, FHLMC LIQ)	0.09	5-1-2042	10,000,000	10,000,000
Sacramento County CA Housing Authority MFHR Cascades Series D (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	9-15-2035	6,535,000	6,535,000
Sacramento County CA Housing Authority MFHR Normandy Park Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	2-15-2033	6,000,000	6,000,000
Sacramento County CA Housing Authority Seasons at Winter Series C2 (Housing Revenue, FHLMC LIQ)	0.07	8-1-2034	2,900,000	2,900,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC LIQ)	0.06	12-1-2022	18,400,000	18,400,000
Sacramento County CA Housing Authority Shenandoah Apartments Series F (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	9-15-2036	5,205,000	5,205,000
Sacramento County CA Sanitation District Royal Bank of Canada Municipal Poducts Incorporated Series E-44 (Water & Sewer Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.05	10-1-2015	12,500,000	12,500,000
Sacramento County CA Sanitation Districts Financing Authority PUTTER Series 2821 (Water & Sewer Revenue, AGM/FGIC Insured, JPMorgan Chase & Company LIQ) 144A	0.09	5-16-2015	6,620,000	6,620,000
San Bernardino County CA MFHR Green Valley Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	5-15-2029	6,115,000	6,115,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
San Bernardino County CA Parkview Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10%	2-15-2027	$1,500,000	$1,500,000
San Bernardino County CA RDA Silver Woods Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	5-1-2026	7,000,000	7,000,000
San Diego County CA Community College District Royal Bank of Canada Municipal Products Incorporated Series O-8 (GO, Royal Bank of Canada LIQ) 144A	0.06	8-1-2019	11,000,000	11,000,000
San Diego County CA Housing Authority MFHR Studio 15 Series B (Housing Revenue, Citibank NA LOC)	0.06	10-1-2039	5,250,000	5,250,000
San Diego County CA Regional Transportation Commission Limited Tax Series C (Tax Revenue, Mizuho Corporate Bank SPA)	0.05	4-1-2038	6,800,000	6,800,000
San Francisco CA City & County Airports Commission Series 36A (Airport Revenue, U.S. Bank NA LOC)	0.05	5-1-2026	13,800,000	13,800,000
San Francisco CA City & County Public Utilities Commission PFOTER PT-4723 (Water & Sewer Revenue, Bank of America NA LIQ) 144A	0.06	11-1-2036	18,660,000	18,660,000
San Francisco CA City & County Public Utilities Commission Series 3153X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.09	11-1-2039	6,500,000	6,500,000
San Francisco CA City & County RDA Community Facilities District #4 (Tax Revenue, Bank of America NA LOC)	0.09	8-1-2032	2,840,000	2,840,000
San Francisco CA City & County RDA Community Facilities District Hunters Point Series A (Tax Revenue, JPMorgan Chase & Company LOC)	0.08	8-1-2036	9,450,000	9,450,000
San Francisco CA City & County RDA Fillmore Center 1999 Issue B-1 (Housing Revenue, FHLMC LIQ)	0.07	12-1-2017	37,500,000	37,500,000
San Francisco CA City & County RDA Maria Manor Apartments Series F (Housing Revenue, Citibank NA LOC)	0.09	12-1-2033	1,325,000	1,325,000
San Francisco CA City & County RDA Orlando Cepeda Place Series D (Housing Revenue, Citibank NA LOC)	0.12	11-1-2033	7,525,000	7,525,000
San Jose CA MFHR Villa Monterey Apartments Series F (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	7-15-2035	8,000,000	8,000,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	9-15-2032	1,120,000	1,120,000
San Marcos CA Unified School District Series 3269 (GO, Morgan Stanley Bank LIQ) 144A	0.11	8-1-2031	5,000,000	5,000,000
Santa Clara County CA Financing Authority Multiple Facilities Projects Series M (Miscellaneous Revenue, Bank of America NA LOC)	0.06	5-15-2035	8,600,000	8,600,000
Santa Clara County CA Refunding Bond Sub Series B (Utilities Revenue, Bank of Tokyo-Mitsubishi LOC)	0.04	7-1-2027	11,530,000	11,530,000
Santa Clara County CA Valley Transportation Authority Series C (Tax Revenue, State Street Bank & Trust Company SPA)	0.04	6-1-2026	11,770,000	11,770,000
Santa Clara County CA Valley Transportation Authority Series D (Tax Revenue, Sumitomo Mitsui Banking SPA)	0.04	4-1-2036	20,325,000	20,325,000
Tahoe Forest California Hospital District (Health Revenue, U.S. Bank NA LOC)	0.06	7-1-2033	2,345,000	2,345,000
Tustin CA Unified School District Special Tax Community Facilities District # 07-1 (Tax Revenue, Bank of America NA LOC)	0.08	9-1-2050	18,850,000	18,850,000
Whittier CA Whittier College Series 2008 (Education Revenue, U.S. Bank NA LOC)	0.06	12-1-2038	7,340,000	7,340,000

				1,225,667,423

Other: 0.81%

Variable Rate Demand Notes ø: 0.81%
FHLMC Multi-Family Certificates (Housing Revenue)	0.12	11-15-2034	9,934,038	9,934,038
FHLMC Multi-Family Certificates (Housing Revenue)	0.12	8-15-2045	2,014,305	2,014,305

				11,948,343

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Puerto Rico: 3.16%

Variable Rate Demand Notes ø: 3.16%
Puerto Rico Commonwealth Highway & Transportation Authority Series A (Tax Revenue, Scotia Bank LOC)	0.04%	7-1-2028	$10,000,000	$10,000,000
Puerto Rico Sales Tax Financing Corporation ROC RR-II-R-11763 (Tax Revenue, Citibank NA LIQ) 144A	0.08	12-1-2047	12,750,000	12,750,000
Puerto Rico Sales Tax Financing Corporation ROC RR-II-R-11779 (Tax Revenue, Citibank NA LIQ) 144A	0.08	12-1-2047	6,000,000	6,000,000
Puerto Rico Sales Tax Financing Corporation ROC RR-II-R-11851 (Tax Revenue, BHAC/FGIC Insured, Citibank NA LIQ) 144A	0.08	2-1-2016	7,500,000	7,500,000
Puerto Rico Sales Tax Financing Corporation Series 3033 (Tax Revenue, Credit Suisse LIQ) 144A	0.06	8-1-2057	9,995,000	9,995,000

				46,245,000

Total Municipal Obligations (Cost $1,463,384,663)				1,463,384,663

Total investments in securities
(Cost $1,463,384,663) *	99.91%	1,463,384,663
Other assets and liabilities, net	0.09	1,252,894

Total net assets	100.00%	$1,464,637,557

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage California Municipal Money Market Fund	Statement of assets and liabilities—July 31, 2013 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$1,463,384,663
Cash	47,960
Receivable for investments sold	840,022
Receivable for Fund shares sold	1,117
Receivable for interest	752,542
Receivable from adviser	361,310
Prepaid expenses and other assets	7,956

Total assets	1,465,395,570

Liabilities
Dividends payable	8,011
Payable for Fund shares redeemed	202,742
Distribution fees payable	19,757
Due to other related parties	249,584
Shareholder servicing fees payable	155,874
Accrued expenses and other liabilities	122,045

Total liabilities	758,013

Total net assets	$1,464,637,557

NET ASSETS CONSIST OF
Paid-in capital	$1,464,606,864
Overdistributed net investment income	(152)
Accumulated net realized gains on investments	30,845

Total net assets	$1,464,637,557

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class A	$600,717,359
Shares outstanding – Class A	600,699,987
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$100,057
Shares outstanding – Administrator Class	100,053
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$733,664,329
Shares outstanding – Institutional Class	733,643,528
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$64,538,839
Shares outstanding – Service Class	64,536,908
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$65,616,973
Shares outstanding – Sweep Class	65,614,919
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended July 31, 2013 (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	15

Investment income
Interest	$995,025

Expenses
Advisory fee	749,614
Administration fees
Fund level	374,807
Class A	690,414
Administrator Class	49
Institutional Class	293,775
Service Class	40,083
Sweep Class	77,262
Shareholder servicing fees
Class A	784,561
Administrator Class	49
Service Class	81,205
Sweep Class	87,797
Distribution fees
Sweep Class	122,916
Custody and accounting fees	28,793
Professional fees	14,004
Registration fees	13,381
Shareholder report expenses	14,585
Trustees’ fees and expenses	3,593
Other fees and expenses	18,969

Total expenses	3,395,857
Less: Fee waivers and/or expense reimbursements	(2,480,697)

Net expenses	915,160

Net investment income	79,865

Net realized gains on investments	29,075

Net increase in net assets resulting from operations	$108,940

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage California Municipal Money Market Fund	Statement of changes in net assets

		Six months ended July 31, 2013 (unaudited)		Year ended January 31, 2013

Operations
Net investment income		$79,865		$215,229
Net realized gains on investments		29,075		83,162

Net increase in net assets resulting from operations		108,940		298,391

Distributions to shareholders from
Net investment income
Class A		(31,382)		(89,467)
Administrator Class		(5)		(10)
Institutional Class		(41,626)		(106,964)
Service Class		(3,340)		(9,265)
Sweep Class		(3,512)		(9,523)
Net realized gains
Class A		0		(38,169)
Administrator Class		0		(5)
Institutional Class		0		(38,088)
Service Class		0		(3,889)
Sweep Class		0		(4,043)

Total distributions to shareholders		(79,865)		(299,423)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	817,053,047	817,053,047	1,535,128,493	1,535,128,493
Administrator Class	0	0	24,028	24,028
Institutional Class	859,738,731	859,738,731	1,923,231,073	1,923,231,073
Service Class	40,465,408	40,465,408	111,081,003	111,081,003
Sweep Class	152,004	152,004	1,566,899	1,566,899

		1,717,409,190		3,571,031,496

Reinvestment of distributions
Class A	29,533	29,533	118,849	118,849
Administrator Class	5	5	15	15
Institutional Class	3,975	3,975	17,544	17,544
Service Class	2,091	2,091	8,125	8,125
Sweep Class	3,512	3,512	13,566	13,566

		39,116		158,099

Payment for shares redeemed
Class A	(840,275,570)	(840,275,570)	(2,039,679,039)	(2,039,679,039)
Administrator Class	0	0	(24,028)	(24,028)
Institutional Class	(906,161,211)	(906,161,211)	(2,027,965,866)	(2,027,965,866)
Service Class	(43,654,008)	(43,654,008)	(149,597,158)	(149,597,158)
Sweep Class	(10,567,610)	(10,567,610)	(46,455,639)	(46,455,639)

		(1,800,658,399)		(4,263,721,730)

Net decrease in net assets resulting from capital share transactions		(83,210,093)		(692,532,135)

Total decrease in net assets		(83,181,018)		(692,533,167)

Net assets
Beginning of period		1,547,818,575		2,240,351,742

End of period		$1,464,637,557		$1,547,818,575

Overdistributed net investment income		$(152)		$(152)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage California Municipal Money Market Fund	17

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31			Year ended February 28
CLASS A		2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.03
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	(0.00)[3]	0.00 [3]	0.00 [3]

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.03)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	0.00	(0.00)[3]	(0.00)[3]	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.02%	0.02%	0.01%	0.02%	1.22%	2.85%
Ratios to average net assets (annualized)
Gross expenses	0.63%	0.64%	0.63%	0.69%	0.87%	0.85%	0.83%
Net expenses	0.13%	0.17%	0.16%	0.32%	0.44%	0.66%	0.65%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	1.19%	2.79%
Supplemental data
Net assets, end of period (000s omitted)	$600,717	$623,898	$1,128,321	$1,486,876	$1,948,313	$3,291,922	$3,837,463

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage California Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.02%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.36%	0.37%
Net expenses	0.12%	0.17%	0.15%	0.30%
Net investment income	0.01%	0.01%	0.01%	0.03%
Supplemental data
Net assets, end of period (000s omitted)	$100	$100	$100	$100

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage California Municipal Money Market Fund	19

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31			Year ended February 28
INSTITUTIONAL CLASS		2013	2012	2011[1]	2010	2009[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	(0.00)[3]	0.00 [3]

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	0.00	(0.00)[3]	(0.00)[3]

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.01%	0.02%	0.03%	0.12%	0.20%	1.47%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.25%	0.24%	0.28%	0.48%	0.46%
Net expenses	0.12%	0.16%	0.14%	0.20%	0.24%	0.22%
Net investment income	0.01%	0.01%	0.02%	0.12%	0.23%	1.59%
Supplemental data
Net assets, end of period (000s omitted)	$733,664	$780,069	$884,793	$831,108	$236,353	$370,572

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the period from March 31, 2008 (commencement of class operations) to February 28, 2009

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage California Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31			Year ended February 28
SERVICE CLASS		2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.03
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00	0.00 [3]	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.03)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	0.00	(0.00)[3]	(0.00)[3]	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.02%	0.02%	0.01%	0.06%	1.42%	3.05%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.53%	0.53%	0.62%	0.77%	0.75%	0.73%
Net expenses	0.12%	0.17%	0.15%	0.32%	0.38%	0.47%	0.45%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.07%	1.43%	2.94%
Supplemental data
Net assets, end of period (000s omitted)	$64,539	$67,724	$106,229	$101,301	$397,508	$709,029	$970,945

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage California Municipal Money Market Fund	21

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31
SWEEP CLASS		2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.02%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.98%	0.99%	0.98%	0.98%
Net expenses	0.12%	0.17%	0.17%	0.29%
Net investment income	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$65,617	$76,028	$120,909	$402,840

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage California Municipal Money Market Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage California Municipal Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to financial statements (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	23

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended July 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

24	Wells Fargo Advantage California Municipal Money Market Fund	Notes to financial statements (unaudited)

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.30% for Administrator Class shares, 0.20% for Institutional Class shares, 0.45% for Service Class shares, and 1.00% for Sweep Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of its average daily net assets.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. , therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage California Municipal Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.
2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage California Municipal Money Market Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage California Municipal Money Market Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”) and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was in range of the median performance of the Universe for all periods under review.

Other information (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	29

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the operating expense ratios of the Fund were higher than the median net operating expense ratios of the expense Groups except for Class A. Funds Management advised the Board that the expense Group medians reflected voluntary waivers, whereas the Fund’s expense ratios did not reflect voluntary waivers. The Board noted that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were lower than the median net operating expense ratios of the expense Groups. The Board also viewed favorably the fact that the net operating expense cap of the Fund’s Sweep Class was lowered by five basis points in 2012 and the Board and Funds Management agreed to extend the net operating expense caps for all of the Fund’s share classes until 2014.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were lower than or in range of the median rates of the Fund’s expense Groups for all classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

30	Wells Fargo Advantage California Municipal Money Market Fund	Other information (unaudited)

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of abbreviations	Wells Fargo Advantage California Municipal Money Market Fund	31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

218825 09-13 SA301/SAR301 7-13

Wells Fargo Advantage

Heritage Money Market FundSM

Semi-Annual Report

July 31, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $226 billion in assets under management, as of July 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Heritage Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We continue to believe that most investors can benefit from adhering to a well-diversified, high-quality investment strategy that is focused on liquidity and capital preservation.

As we gain clarity in the coming months regarding potential changes to the regulation of money market funds, we will provide further communications to you about them.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Heritage Money Market Fund for the six-month period that ended July 31, 2013. The past six months were marked by accommodative central bank policies, low interest rates, and regulatory uncertainty. Despite the challenges of a changing market landscape, we continue to believe that most investors can benefit from adhering to a well-diversified, high-quality investment strategy that is focused on liquidity and capital preservation.

Short-term interest rates remained low.

Monetary policy remained accommodative. The Federal Open Market Committee (FOMC) did not make any changes to its policy of keeping the target for the federal funds rate near zero or its asset purchase program of buying agency mortgage-backed securities and Treasury securities. However, Federal Reserve (Fed) Chairman Ben Bernanke roiled bond markets on June 19, after the previous day’s FOMC’s meeting, by indicating that tapering of its bond-buying program could begin later this year and that it could end as soon as mid-2014. Despite Chairman Bernanke’s comments on the potential for tapering of the bond-buying program, the Fed’s official statement reaffirmed its program of buying agency mortgage-backed securities at a pace of $40 billion per month and longer-term Treasury securities at a pace of $45 billion per month to “maintain downward pressure on longer-term interest rates, support mortgage markets, and help make broader financial conditions more accommodative.”

Anchored by the Fed’s accommodative monetary policy of holding its targeted federal funds rate near zero, short-term interest rates remained ultra low during the period. While longer-term interest rates rose late in the period, the combination of strong demand and limited supply of money market securities further exacerbated the low level of short-term interest rates throughout the period. A main reason that overall supply of money-market-eligible securities continued to decrease was due to issuers choosing to issue long-term debt to take advantage of low interest rates.

Despite interest rates remaining low, investors remained involved in money markets because yield was only one component driving their investment choices. More often, safety, diversification1, and liquidity have been higher-value propositions to these investors, factors that were not diminished by Fed policy or technical developments.

Money market regulations remained under review.

Regulators remained concerned about potential systemic risk from money market funds in the event of another financial crisis and sought further revisions to regulations governing money market funds in order to mitigate that risk. In June, the U.S. Security and Exchange Commission (SEC) proposed the following changes: 1) a floating net asset value (NAV) rather than a $1.00 stable NAV for prime institutional money market funds (prime retail money market funds and government money market funds could continue to maintain a stable $1.00 NAV under the proposal); 2) liquidity fees and redemption gates for money market funds other than government funds; or 3) a combination of these two measures. The SEC is also considering changes to portfolio diversification, stress testing, and disclosure requirements for all money market funds. Wells Fargo Funds Management, LLC intends to submit a comment letter on the proposals to the SEC. As we gain clarity in the coming months regarding potential changes to the regulation of money market funds, we will provide further communications to you about them.

1.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to shareholders (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles.

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Heritage Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

David D. Sylvester

Laurie White

Average annual total returns1 (%) as of July 31, 2013

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Administrator Class (SHMXX)	6-29-1995	0.01	0.27	1.70	0.34	0.34
Institutional Class (SHIXX)	3-31-2000	0.05	0.35	1.84	0.22	0.20
Select Class (WFJXX)	6-29-2007	0.12	0.42	1.88	0.18	0.13
Service Class (WHTXX)	6-30-2010	0.01	0.27	1.70	0.51	0.43

Fund yield summary[3] (%) as of July 31, 2013	Administrator Class	Institutional Class	Select Class	Service Class
7-day current yield	0.01	0.01	0.07	0.01
7-day compound yield	0.01	0.01	0.07	0.01
30-day simple yield	0.01	0.01	0.07	0.01
30-day compound yield	0.01	0.01	0.07	0.01

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website, wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	5

Portfolio composition[4] as of July 31, 2013

Effective maturity distribution[5] as of July 31, 2013

Weighted average maturity[6] as of July 31, 2013
35 days

Weighted average final maturity[7] as of July 31, 2013
41 days

1.	Historical performance shown for Select Class shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Service Class shares prior to their inception reflects the performance of Administrator Class shares and has not been adjusted to reflect the higher expenses applicable to Service Class shares. If these expenses had been adjusted, returns would be lower.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through May 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.35% for Administrator Class, 0.20% for Institutional Class, 0.13% for Select Class, and 0.43% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.14)%, (0.02)%, 0.02%, and (0.31)% for Administrator Class, Institutional Class, Select Class, and Service Class, respectively.

4.	Portfolio composition is subject to change and is calculated based on the total investments of the Fund.

5.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

6.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes.

7.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes.

6	Wells Fargo Advantage Heritage Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2013 to July 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2013	Ending account value 7-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Administrator Class
Actual	$1,000.00	$1,000.05	$1.09	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.70	$1.10	0.22%
Institutional Class
Actual	$1,000.00	$1,000.16	$0.99	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00	0.20%
Select Class
Actual	$1,000.00	$1,000.50	$0.64	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65	0.13%
Service Class
Actual	$1,000.00	$1,000.05	$1.09	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.70	$1.10	0.22%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 36.64%
ANZ Banking Group (London)	0.10%	8-1-2013	$646,000,000	$646,000,000
Banco del Estado de Chile	0.22	8-8-2013	157,000,000	157,000,000
Banco del Estado de Chile ±	0.26	10-7-2013	117,000,000	117,000,000
Bank of Montreal	0.18	8-28-2013	180,000,000	180,000,000
Bank of Montreal	0.18	9-12-2013	133,000,000	133,000,000
Bank of Montreal	0.19	8-9-2013	280,000,000	280,000,000
Bank of Montreal	0.19	8-14-2013	132,000,000	132,000,000
Bank of Montreal	0.19	10-11-2013	113,000,000	113,000,000
Bank of Montreal	0.20	10-17-2013	89,000,000	89,000,000
Bank of Nova Scotia	0.21	11-1-2013	117,000,000	117,000,000
Bank of Nova Scotia	0.24	10-11-2013	20,000,000	20,001,572
Bank of Nova Scotia ±	0.47	10-18-2013	15,000,000	15,006,598
Bank of Nova Scotia ±	0.47	9-12-2013	25,000,000	25,006,254
Bank of Nova Scotia ±	0.52	1-3-2014	25,000,000	25,024,576
Bank of Tokyo-Mitsubishi LLC	0.26	9-11-2013	58,000,000	58,000,647
Barclays Bank plc ±	0.77	12-12-2013	293,000,000	293,000,000
Barclays Bank plc ±	0.88	9-30-2013	94,000,000	94,000,000
China Construction Bank Corporation	0.30	8-6-2013	260,000,000	260,000,000
China Construction Bank Corporation	0.30	8-7-2013	371,000,000	371,000,000
China Construction Bank Corporation ±	0.44	9-28-2013	245,000,000	245,000,000
Credit Agricole CIB	0.11	8-1-2013	939,000,000	939,000,000
Credit Agricole CIB	0.23	8-2-2013	149,000,000	149,000,000
Credit Industriel & Commercial (New York)	0.11	8-1-2013	663,000,000	663,000,000
Credit Industriel & Commercial (New York)	0.15	8-2-2013	419,000,000	419,000,000
Credit Suisse (New York) ±	0.99	8-5-2013	24,000,000	24,002,142
DBS Bank Limited	0.19	1-1-2050	500,000,000	500,000,000
DNB Nor Bank ASA	0.09	8-1-2013	404,000,000	404,000,000
DNB Nor Bank ASA	0.23	8-6-2013	137,000,000	137,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.21	10-28-2013	172,000,000	172,000,000
Mizuho Corporate Bank Limited	0.16	8-9-2013	150,000,000	150,000,000
National Australia Bank Limited ±	1.47	1-30-2014	100,000,000	100,578,909
National Australia Bank Limited ±	1.52	1-17-2014	97,000,000	97,545,133
National Bank of Kuwait	0.14	8-1-2013	342,000,000	342,000,000
Natixis Corporation	0.14	8-1-2013	263,000,000	263,000,000
Natixis Corporation	0.23	8-2-2013	110,000,000	110,000,000
Natixis Corporation	0.23	8-2-2013	111,000,000	111,000,000
Nordea Bank plc	0.18	9-17-2013	122,000,000	122,000,000
Nordea Bank plc	0.18	10-2-2013	130,000,000	130,000,000
Nordea Bank plc	0.20	11-15-2013	138,000,000	138,000,000
Nordea Bank plc ±	1.12	8-7-2013	42,000,000	42,006,667
Norinchukin Bank	0.12	8-5-2013	271,000,000	271,000,000
Norinchukin Bank	0.19	8-27-2013	107,000,000	107,000,000
Norinchukin Bank	0.23	10-7-2013	208,000,000	208,000,000
Norinchukin Bank	0.23	10-16-2013	23,000,000	23,000,000
Norinchukin Bank	0.23	10-23-2013	48,000,000	48,000,000
Norinchukin Bank	0.23	10-24-2013	61,000,000	61,000,000
Norinchukin Bank	0.25	8-5-2013	75,000,000	75,000,000
Oversea-Chinese Banking Corporation Limited	0.18	10-24-2013	12,000,000	11,999,440
Royal Bank of Canada ±	0.30	6-24-2014	112,000,000	112,000,000
Royal Bank of Canada ±	0.32	8-6-2013	62,000,000	62,000,000

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Royal Bank of Canada ±	0.33%	8-12-2013	$138,000,000	$138,000,000
Skandinaviska Enskilda Banken AG	0.08	8-1-2013	450,000,000	450,000,000
Skandinaviska Enskilda Banken AG	0.29	12-20-2013	21,000,000	21,000,405
Skandinaviska Enskilda Banken AG ±	0.54	12-3-2013	309,000,000	309,000,000
Societe Generale	0.13	8-1-2013	537,000,000	537,000,000
Standard Chartered Bank	0.22	8-29-2013	242,000,000	242,000,000
Standard Chartered Bank	0.22	9-19-2013	97,000,000	97,002,631
Standard Chartered Bank	0.22	9-30-2013	163,000,000	163,000,000
Sumitomo Mitsui Banking Corporation	0.17	8-7-2013	77,000,000	77,000,000
Sumitomo Mitsui Banking Corporation	0.22	10-10-2013	142,000,000	142,000,000
Sumitomo Mitsui Banking Corporation	0.23	8-16-2013	130,000,000	130,000,000
Sumitomo Mitsui Banking Corporation	0.23	8-20-2013	58,000,000	58,000,000
Sumitomo Mitsui Banking Corporation	0.23	8-21-2013	35,000,000	35,000,592
Sumitomo Mitsui Banking Corporation	0.23	9-6-2013	87,000,000	87,000,656
Sumitomo Mitsui Banking Corporation ±	0.23	8-19-2013	133,000,000	133,000,000
Sumitomo Trust & Banking Corporation	0.16	8-14-2013	142,000,000	142,000,000
Svenska Handelsbanken	0.19	8-30-2013	108,000,000	108,000,434
Svenska Handelsbanken	0.19	8-22-2013	138,000,000	138,000,000
Svenska Handelsbanken	0.22	11-8-2013	150,000,000	150,002,061
Svenska Handelsbanken	0.22	11-15-2013	30,270,000	30,270,445
Svenska Handelsbanken	0.24	12-20-2013	144,000,000	144,002,817
Svenska Handelsbanken ±	0.78	8-30-2013	33,000,000	33,015,827
Svenska Handelsbanken	0.82	9-16-2013	17,000,000	17,013,748
Toronto-Dominion Bank	0.16	8-21-2013	122,000,000	122,000,000
Toronto-Dominion Bank	0.17	9-23-2013	94,000,000	94,000,000
Toronto-Dominion Bank ±	0.27	10-21-2013	124,000,000	124,000,000
Toronto-Dominion Bank	0.27	9-13-2013	154,000,000	154,000,000

Total Certificates of Deposit (Cost $13,237,481,554)				13,237,481,554

Commercial Paper: 44.60%

Asset-Backed Commercial Paper: 19.63%
Alpine Securitization Corporation 144A(z)	0.15	8-14-2013	64,800,000	64,796,490
Alpine Securitization Corporation 144A(z)	0.15	8-19-2013	48,000,000	47,996,400
Alpine Securitization Corporation 144A(z)	0.15	8-20-2013	90,000,000	89,992,875
Alpine Securitization Corporation 144A(z)	0.15	8-21-2013	44,000,000	43,996,333
Alpine Securitization Corporation 144A(z)	0.17	8-5-2013	55,000,000	54,998,961
Anglesea Funding LLC 144A(z)	0.30	8-7-2013	59,000,000	58,997,050
Anglesea Funding LLC 144A(z)	0.30	8-9-2013	89,000,000	88,994,067
Anglesea Funding LLC 144A(z)	0.30	8-28-2013	52,000,000	51,988,300
Antalis US Funding Corporation 144A(z)	0.15	8-2-2013	158,000,000	157,999,162
Antalis US Funding Corporation 144A(z)	0.23	8-30-2013	47,960,000	47,950,728
Antalis US Funding Corporation 144A(z)	0.24	9-5-2013	128,250,000	128,218,828
Antalis US Funding Corporation 144A(z)	0.26	8-1-2013	109,000,000	109,000,000
Antalis US Funding Corporation 144A(z)	0.32	11-4-2013	100,000,000	99,913,833
Atlantic Asset Securitization LLC 144A(z)	0.11	8-1-2013	105,285,000	105,285,000
Bedford Row Funding Corporation 144A(z)	0.35	8-1-2013	70,300,000	70,300,000
CAFCO LLC 144A(z)	0.21	8-6-2013	18,000,000	17,999,475
Ciesco LLC 144A(z)	0.18	8-5-2013	71,000,000	70,998,580
Ciesco LLC 144A(z)	0.18	8-19-2013	25,000,000	24,997,750

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Collateralized Commercial Paper Company LLC (z)	0.24%	9-10-2013	$65,000,000	$64,982,667
Concord Minutemen Capital Company 144A(z)	0.19	8-23-2013	62,750,000	62,742,714
Concord Minutemen Capital Company 144A(z)	0.19	8-26-2013	27,250,000	27,246,405
Concord Minutemen Capital Company 144A(z)	0.20	8-7-2013	60,000,000	59,998,000
Concord Minutemen Capital Company 144A(z)	0.20	8-13-2013	89,000,000	88,994,067
Concord Minutemen Capital Company 144A(z)	0.23	9-4-2013	70,000,000	69,984,794
Concord Minutemen Capital Company 144A(z)	0.24	9-3-2013	22,000,000	21,995,160
CRC Funding LLC 144A(z)	0.19	8-23-2013	24,000,000	23,997,213
CRC Funding LLC 144A(z)	0.19	8-27-2013	74,000,000	73,989,846
Crown Point Capital Company 144A(z)	0.19	8-23-2013	52,000,000	51,993,962
Crown Point Capital Company 144A(z)	0.19	8-26-2013	28,000,000	27,996,306
Crown Point Capital Company 144A(z)	0.22	9-18-2013	36,000,000	35,989,440
Crown Point Capital Company 144A(z)	0.22	9-20-2013	55,000,000	54,983,194
Fairway Finance Corporation 144A(z)	0.17	8-5-2013	36,552,000	36,551,310
Gemini Securitization Corporation 144A(z)	0.11	8-1-2013	27,000,000	27,000,000
Gotham Funding Corporation 144A(z)	0.19	8-13-2013	112,000,000	111,992,907
Gotham Funding Corporation 144A(z)	0.21	8-2-2013	19,000,000	18,999,889
Gotham Funding Corporation 144A(z)	0.21	8-6-2013	40,000,000	39,998,833
Gotham Funding Corporation 144A(z)	0.21	8-9-2013	15,644,000	15,643,270
Gotham Funding Corporation 144A(z)	0.21	8-21-2013	65,148,000	65,140,400
Gotham Funding Corporation 144A(z)	0.21	9-9-2013	28,000,000	27,993,630
Gotham Funding Corporation 144A(z)	0.21	9-11-2013	6,000,000	5,998,565
Govco LLC 144A(z)	0.18	8-12-2013	49,000,000	48,997,305
Govco LLC 144A(z)	0.18	8-21-2013	35,000,000	34,996,500
Govco LLC 144A(z)	0.18	8-22-2013	35,000,000	34,996,325
Govco LLC 144A(z)	0.21	8-7-2013	44,000,000	43,998,460
Hannover Funding Company LLC 144A(z)	0.20	8-13-2013	25,000,000	24,998,333
Hannover Funding Company LLC 144A(z)	0.20	8-19-2013	86,000,000	85,991,400
Hannover Funding Company LLC 144A(z)	0.20	8-22-2013	49,000,000	48,994,283
Hannover Funding Company LLC 144A(z)	0.20	8-26-2013	7,000,000	6,999,028
Hannover Funding Company LLC 144A(z)	0.21	8-1-2013	8,000,000	8,000,000
Institutional Secured Funding LLC 144A(z)	0.37	8-6-2013	47,000,000	46,997,585
Institutional Secured Funding LLC 144A(z)	0.37	8-2-2013	44,000,000	43,999,548
Kells Funding LLC 144A(z)	0.21	10-22-2013	79,000,000	78,962,212
Kells Funding LLC 144A(z)	0.21	10-25-2013	16,000,000	15,992,067
Kells Funding LLC 144A(z)	0.22	11-7-2013	96,000,000	95,942,507
Kells Funding LLC 144A(z)	0.22	11-18-2013	64,000,000	63,957,369
Kells Funding LLC 144A(z)	0.22	11-25-2013	50,000,000	49,964,556
Legacy Capital Company 144A(z)	0.23	8-13-2013	125,000,000	124,990,417
Legacy Capital Company 144A(z)	0.23	9-11-2013	132,000,000	131,965,423
Lexington Parker Capital Company LLC 144A(z)	0.22	9-18-2013	36,000,000	35,989,440
Lexington Parker Capital Company LLC 144A(z)	0.22	9-20-2013	30,000,000	29,990,833
Lexington Parker Capital Company LLC 144A(z)	0.23	8-13-2013	145,000,000	144,988,883
Lexington Parker Capital Company LLC 144A(z)	0.23	9-11-2013	55,000,000	54,985,593
Lexington Parker Capital Company LLC 144A(z)	0.23	9-13-2013	196,000,000	195,946,154
Liberty Street Funding LLC 144A(z)	0.16	8-2-2013	11,500,000	11,499,949
Liberty Street Funding LLC 144A(z)	0.16	8-7-2013	42,000,000	41,998,880
Liberty Street Funding LLC 144A(z)	0.17	8-19-2013	15,000,000	14,998,725
Liberty Street Funding LLC 144A(z)	0.18	9-23-2013	77,641,000	77,620,425
Liberty Street Funding LLC 144A(z)	0.19	8-16-2013	49,000,000	48,996,121

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Liberty Street Funding LLC 144A(z)	0.20%	8-1-2013	$27,000,000	$27,000,000
Liberty Street Funding LLC 144A(z)	0.20	8-12-2013	25,000,000	24,998,472
Liberty Street Funding LLC 144A(z)	0.20	8-22-2013	24,000,000	23,997,200
Liberty Street Funding LLC 144A(z)	0.20	9-3-2013	67,000,000	66,987,717
Liberty Street Funding LLC 144A(z)	0.20	9-20-2013	17,000,000	16,995,278
Liberty Street Funding LLC 144A(z)	0.20	10-10-2013	74,000,000	73,971,222
LMA Americas LLC 144A(z)	0.20	8-8-2013	54,900,000	54,897,865
LMA Americas LLC 144A(z)	0.20	8-13-2013	29,000,000	28,998,067
LMA Americas LLC 144A(z)	0.21	8-15-2013	6,000,000	5,999,510
LMA Americas LLC 144A(z)	0.21	8-19-2013	12,000,000	11,998,740
LMA Americas LLC 144A(z)	0.29	10-18-2013	19,000,000	18,988,062
Manhattan Asset Funding Company LLC 144A(z)	0.22	9-10-2013	15,000,000	14,996,333
Manhattan Asset Funding Company LLC 144A(z)	0.22	9-11-2013	35,000,000	34,991,230
Manhattan Asset Funding Company LLC 144A(z)	0.22	9-24-2013	43,000,000	42,985,810
MetLife Short Term Funding LLC 144A(z)	0.18	8-12-2013	23,000,000	22,998,735
MetLife Short Term Funding LLC 144A(z)	0.19	9-10-2013	15,000,000	14,996,833
MetLife Short Term Funding LLC 144A(z)	0.19	9-17-2013	21,000,000	20,994,791
MetLife Short Term Funding LLC 144A(z)	0.20	9-23-2013	6,000,000	5,998,233
Mountcliff Funding LLC 144A(z)	0.32	8-8-2013	52,000,000	51,996,764
Mountcliff Funding LLC 144A(z)	0.32	8-22-2013	42,000,000	41,992,160
Mountcliff Funding LLC 144A(z)	0.32	9-3-2013	30,000,000	29,991,200
Mountcliff Funding LLC 144A(z)	0.32	9-6-2013	9,500,000	9,496,960
Newport Funding Corporation 144A(z)	0.12	8-1-2013	39,338,000	39,338,000
Nieuw Amsterdam Receivables Corporation 144A(z)	0.19	9-3-2013	67,945,000	67,933,166
Nieuw Amsterdam Receivables Corporation 144A(z)	0.19	9-4-2013	30,000,000	29,994,617
Nieuw Amsterdam Receivables Corporation 144A(z)	0.19	9-9-2013	65,486,000	65,472,521
Nieuw Amsterdam Receivables Corporation 144A(z)	0.20	10-16-2013	85,000,000	84,964,111
Old Line Funding LLC 144A(z)	0.20	8-23-2013	54,000,000	53,993,400
Old Line Funding LLC 144A(z)	0.20	9-3-2013	98,112,000	98,094,013
Old Line Funding LLC 144A(z)	0.20	9-5-2013	16,000,000	15,996,889
Old Line Funding LLC 144A(z)	0.20	9-9-2013	80,103,000	80,085,644
Old Line Funding LLC 144A(z)	0.20	9-13-2013	10,000,000	9,997,611
Old Line Funding LLC 144A(z)	0.20	9-19-2013	24,000,000	23,993,467
Old Line Funding LLC 144A(z)	0.21	8-2-2013	67,000,000	66,999,609
Regency Markets No.1 LLC 144A(z)	0.15	8-8-2013	178,000,000	177,994,808
Regency Markets No.1 LLC 144A(z)	0.15	8-14-2013	60,000,000	59,996,750
Regency Markets No.1 LLC 144A(z)	0.15	8-15-2013	50,000,000	49,997,083
Regency Markets No.1 LLC 144A(z)	0.15	8-19-2013	53,000,000	52,996,025
Regency Markets No.1 LLC 144A(z)	0.15	8-20-2013	242,000,000	241,980,842
Regency Markets No.1 LLC 144A(z)	0.16	8-28-2013	44,000,000	43,994,720
Ridgefield Funding LLC 144A(z)	0.28	8-29-2013	47,500,000	47,489,655
Ridgefield Funding LLC 144A±	0.29	11-7-2013	123,000,000	122,992,139
Scaldis Capital LLC 144A(z)	0.25	8-1-2013	8,500,000	8,500,000
Sydney Capital Corporation 144A(z)	0.25	9-24-2013	19,400,000	19,392,725
Sydney Capital Corporation 144A(z)	0.26	9-12-2013	74,300,000	74,277,944
Sydney Capital Corporation 144A(z)	0.26	9-16-2013	44,600,000	44,585,183
Sydney Capital Corporation 144A(z)	0.27	8-14-2013	19,000,000	18,998,147
Thunder Bay Funding LLC 144A(z)	0.20	8-23-2013	54,000,000	53,993,400
Thunder Bay Funding LLC 144A(z)	0.20	9-6-2013	80,000,000	79,984,000
Thunder Bay Funding LLC 144A(z)	0.20	10-3-2013	32,334,000	32,322,683

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Victory Receivables 144A(z)	0.18%	8-8-2013	$68,018,000	$68,015,619
Victory Receivables 144A(z)	0.18	8-12-2013	88,000,000	87,995,160
Victory Receivables 144A(z)	0.18	8-21-2013	25,657,000	25,654,434
Victory Receivables 144A(z)	0.21	8-1-2013	10,168,000	10,168,000
Victory Receivables 144A(z)	0.21	8-2-2013	38,000,000	37,999,789
Victory Receivables 144A(z)	0.21	8-20-2013	30,000,000	29,996,675
Victory Receivables 144A(z)	0.21	9-4-2013	120,308,000	120,286,556
Victory Receivables 144A(z)	0.21	9-10-2013	52,000,000	51,987,866
Victory Receivables 144A(z)	0.21	9-11-2013	49,424,000	49,412,180
Victory Receivables 144A(z)	0.21	9-16-2013	100,000,000	99,973,167
White Point Funding Incorporated 144A(z)	0.33	8-15-2013	17,791,000	17,788,717
Working Capital Management Company 144A(z)	0.20	8-9-2013	84,234,000	84,230,256

				7,092,533,478

Financial Company Commercial Paper: 21.04%
ABN AMRO Funding LLC 144A(z)	0.20	9-10-2013	100,000,000	99,977,778
ASB Finance Limited 144A(z)	0.22	9-10-2013	38,000,000	37,990,711
ASB Finance Limited 144A±	0.40	9-5-2013	69,000,000	69,000,000
ASB Finance Limited 144A±	0.41	8-29-2013	70,000,000	70,000,000
ASB Finance Limited 144A±	0.42	9-3-2013	70,000,000	70,000,000
Australia & New Zealand Banking Group 144A(z)	0.17	8-29-2013	81,000,000	80,989,290
Australia & New Zealand Banking Group 144A(z)	0.17	8-30-2013	105,000,000	104,985,621
Australia & New Zealand Banking Group 144A±	0.32	11-18-2013	67,000,000	67,000,000
Banco de Credito e Inversiones 144A(z)	0.45	8-2-2013	176,000,000	175,997,801
Bank of Nova Scotia (z)	0.17	9-20-2013	130,000,000	129,969,306
Bank of Nova Scotia (z)	0.18	10-9-2013	103,000,000	102,964,465
Barclays Bank plc 144A(z)	0.20	9-19-2013	49,000,000	48,986,661
Barclays Bank plc 144A(z)	0.25	8-6-2013	111,000,000	110,996,146
Barclays Bank plc 144A(z)	0.25	8-27-2013	105,000,000	104,981,042
BNZ International Funding Limited 144A±	0.37	10-2-2013	92,000,000	92,000,000
BNZ International Funding Limited 144A±	0.37	11-1-2013	90,000,000	90,000,000
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	8-20-2013	9,000,000	8,999,050
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	8-22-2013	53,000,000	52,993,817
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	8-26-2013	71,000,000	70,990,139
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	9-6-2013	38,000,000	37,992,400
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	9-9-2013	157,000,000	156,965,983
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	8-5-2013	17,000,000	16,999,603
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	8-9-2013	120,000,000	119,994,400
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	8-12-2013	10,000,000	9,999,358
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	11-8-2013	127,000,000	126,923,165
Caisse Centrale Desjardins du Quebec 144A(z)	0.24	9-12-2013	13,000,000	12,996,360
Caisse Centrale Desjardins du Quebec 144A(z)	0.24	9-13-2013	17,000,000	16,995,127
Caisse Centrale Desjardins du Quebec 144A(z)	0.24	9-16-2013	17,000,000	16,994,787
Commonwealth Bank of Australia 144A(z)	0.17	8-30-2013	95,000,000	94,986,990
Commonwealth Bank of Australia 144A±	0.32	11-29-2013	85,000,000	84,997,159
Commonwealth Bank of Australia 144A±	0.32	11-14-2013	99,000,000	99,000,000
CPPIB Capital Incorporated 144A(z)	0.15	8-26-2013	113,000,000	112,988,229
CPPIB Capital Incorporated 144A(z)	0.15	9-5-2013	46,000,000	45,993,292
DBS Bank Limited 144A(z)	0.21	11-12-2013	10,000,000	9,993,992

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
DBS Bank Limited 144A(z)	0.21%	11-13-2013	$20,000,000	$19,987,867
DBS Bank Limited 144A(z)	0.25	9-4-2013	107,000,000	106,974,736
Dexia Credit Local SA(z)	0.35	11-27-2013	131,000,000	130,849,714
Dexia Credit Local SA(z)	0.35	12-3-2013	150,000,000	149,819,167
Dexia Credit Local SA(z)	0.35	12-3-2013	68,500,000	68,417,419
Dexia Credit Local SA(z)	0.47	2-21-2014	131,000,000	130,651,103
Dexia Credit Local SA(z)	0.47	2-26-2014	105,000,000	104,713,496
DNB Nor Bank ASA 144A(z)	0.18	8-9-2013	170,950,000	170,943,162
DNB Nor Bank ASA 144A(z)	0.19	10-9-2013	109,500,000	109,460,124
DNB Nor Bank ASA 144A(z)	0.22	11-13-2013	41,000,000	40,974,534
DNB Nor Bank ASA 144A±	0.42	9-20-2013	134,000,000	134,000,000
HSBC Bank plc 144A±	0.40	10-15-2013	116,000,000	116,000,000
HSBC Bank plc 144A±	0.40	10-1-2013	114,000,000	114,000,000
Macquarie Bank Limited 144A(z)	0.22	8-16-2013	92,000,000	91,991,567
Macquarie Bank Limited 144A(z)	0.25	9-16-2013	107,000,000	106,965,819
Mitsubishi UFJ Trust and Banking Corporation 144A(z)	0.18	8-30-2013	54,341,000	54,333,121
Mitsubishi UFJ Trust and Banking Corporation 144A(z)	0.19	9-24-2013	54,337,000	54,321,514
National Australia Bank Limited 144A(z)	0.17	9-10-2013	152,000,000	151,971,289
Nationwide Building Society 144A(z)	0.25	9-25-2013	42,000,000	41,983,958
Nationwide Building Society 144A(z)	0.30	8-5-2013	50,000,000	49,998,333
Nationwide Building Society 144A(z)	0.30	8-12-2013	33,000,000	32,996,975
Nordea Bank AB 144A(z)	0.18	8-20-2013	42,000,000	41,996,010
Nordea Bank AB 144A(z)	0.19	10-17-2013	36,700,000	36,685,478
Nordea Bank AB 144A(z)	0.21	9-13-2013	42,000,000	41,989,716
Nordea Bank AB 144A(z)	0.23	12-17-2013	81,000,000	80,930,138
Nordea Bank AB 144A(z)	0.26	2-3-2014	110,000,000	109,855,075
NV Bank Nederlandse Gemeenten 144A(z)	0.20	12-2-2013	149,000,000	148,900,729
Oversea-Chinese Banking Corporation Limited (z)	0.20	8-2-2013	88,000,000	87,999,511
Oversea-Chinese Banking Corporation Limited (z)	0.20	9-3-2013	109,000,000	108,980,017
Oversea-Chinese Banking Corporation Limited (z)	0.22	10-21-2013	25,000,000	24,987,625
Oversea-Chinese Banking Corporation Limited (z)	0.22	8-29-2013	63,000,000	62,989,220
PSP Capital Incorporated 144A(z)	0.15	9-4-2013	44,000,000	43,993,767
PSP Capital Incorporated 144A(z)	0.16	8-20-2013	18,000,000	17,998,480
SBAB Bank AB 144A(z)	0.24	8-2-2013	102,000,000	101,999,320
SBAB Bank AB 144A(z)	0.29	9-12-2013	43,000,000	42,985,452
SBAB Bank AB 144A(z)	0.30	9-17-2013	35,000,000	34,986,292
SBAB Bank AB 144A(z)	0.30	9-26-2013	43,000,000	42,979,933
Skandinaviska Enskilda Banken AG 144A(z)	0.26	12-17-2013	120,000,000	119,880,400
Sumitomo Mitsui Banking Corporation 144A(z)	0.23	9-5-2013	153,000,000	152,965,787
Sumitomo Trust and Banking Corporation 144A(z)	0.16	8-15-2013	132,000,000	131,991,787
Sumitomo Trust and Banking Corporation 144A(z)	0.16	8-16-2013	145,000,000	144,990,333
Sumitomo Trust and Banking Corporation 144A(z)	0.16	8-22-2013	164,000,000	163,984,693
Suncorp Group Limited 144A(z)	0.37	9-12-2013	31,000,000	30,986,618
Suncorp Group Limited 144A(z)	0.37	9-18-2013	65,000,000	64,967,933
Suncorp Group Limited 144A(z)	0.37	9-19-2013	30,000,000	29,984,892
Suncorp Group Limited 144A(z)	0.41	12-2-2013	24,000,000	23,966,380
Svenska Handelsbanken Incorporated 144A(z)	0.19	8-20-2013	36,500,000	36,496,340
Svenska Handelsbanken Incorporated 144A(z)	0.22	8-5-2013	140,000,000	139,996,578
Swedbank (z)	0.34	8-1-2013	117,090,000	117,090,000
United Overseas Bank Limited 144A(z)	0.18	9-10-2013	29,000,000	28,994,200

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
United Overseas Bank Limited 144A(z)	0.19%	9-18-2013	$51,000,000	$50,987,080
United Overseas Bank Limited 144A(z)	0.22	11-14-2013	62,000,000	61,960,217
United Overseas Bank Limited 144A(z)	0.23	11-12-2013	61,000,000	60,959,859
UOB Funding LLC (z)	0.21	9-18-2013	57,550,000	57,533,886
UOB Funding LLC (z)	0.25	8-12-2013	20,450,000	20,448,438
Westpac Banking Corporation 144A±	0.32	1-16-2014	121,000,000	120,994,305
Westpac Banking Corporation 144A±	0.32	11-8-2013	82,000,000	81,997,707
Westpac Securities NZ Limited 144A(z)	0.18	8-8-2013	30,000,000	29,998,950
Westpac Securities NZ Limited 144A(z)	0.20	9-23-2013	33,000,000	32,990,526
Westpac Securities NZ Limited 144A(z)	0.22	9-9-2013	86,500,000	86,480,830
Westpac Securities NZ Limited 144A(z)	0.22	9-10-2013	42,000,000	41,989,733
Westpac Securities NZ Limited 144A±	0.27	11-19-2013	91,000,000	91,006,840
Westpac Securities NZ Limited 144A±	0.36	10-25-2013	115,000,000	115,000,000

				7,602,897,645

Other Commercial Paper: 3.93%
Caisse des Depots et Consignations 144A(z)	0.20	8-5-2013	6,000,000	5,999,867
Caisse des Depots et Consignations 144A(z)	0.20	8-8-2013	8,300,000	8,299,677
Catholic Health Initiatives (z)	0.19	9-4-2013	20,150,000	20,146,384
China International Marine Containers Company Limited (z)	0.35	8-1-2013	20,000,000	20,000,000
China International Marine Containers Company Limited (z)	0.35	8-5-2013	93,000,000	92,996,383
China International Marine Containers Company Limited (z)	0.35	8-8-2013	20,500,000	20,498,605
China International Marine Containers Company Limited (z)	0.35	8-9-2013	11,000,000	10,999,144
China International Marine Containers Company Limited (z)	0.35	8-14-2013	82,000,000	81,989,636
CNPC Finance 144A(z)	0.29	8-7-2013	33,000,000	32,998,405
CNPC Finance 144A(z)	0.32	8-15-2013	22,250,000	22,247,231
CNPC Finance 144A(z)	0.32	8-20-2013	88,000,000	87,985,138
CNPC Finance 144A(z)	0.32	8-23-2013	116,000,000	115,977,316
CNPC Finance 144A(z)	0.32	8-1-2013	64,000,000	64,000,000
CNPC Finance 144A(z)	0.32	8-12-2013	68,000,000	67,993,351
CNPC Finance 144A(z)	0.33	8-28-2013	22,000,000	21,994,555
CNPC Finance 144A(z)	0.36	9-6-2013	84,545,000	84,514,564
COFCO Capital Corporation (z)	0.16	8-6-2013	36,500,000	36,499,189
COFCO Capital Corporation (z)	0.21	8-8-2013	11,900,000	11,899,514
Sinochem Company Limited (z)	0.16	8-30-2013	85,000,000	84,989,044
Sinochem Company Limited (z)	0.16	9-4-2013	25,000,000	24,996,222
Sinochem Company Limited (z)	0.18	8-1-2013	32,000,000	32,000,000
Sinopec Century Bright Capital Investments Limited 144A(z)	0.32	8-1-2013	157,350,000	157,350,000
Sinopec Century Bright Capital Investments Limited 144A(z)	0.36	9-5-2013	38,000,000	37,986,700
Sinopec Century Bright Capital Investments Limited 144A(z)	0.36	9-9-2013	13,000,000	12,994,930
Sinopec Century Bright Capital Investments Limited 144A(z)	0.36	9-12-2013	51,000,000	50,978,580
Sinopec Century Bright Capital Investments Limited 144A(z)	0.36	9-13-2013	109,000,000	108,953,130
Toyota Credit de Puerto Rico (z)	0.18	9-5-2013	13,000,000	12,997,725
Toyota Motor Credit Corporation (z)	0.20	10-23-2013	64,000,000	63,970,489
Toyota Motor Credit Corporation±	0.24	9-12-2013	24,000,000	24,000,000

				1,418,255,779

Total Commercial Paper (Cost $16,113,686,902)				16,113,686,902

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 8.94%

Alabama: 0.01%

Variable Rate Demand Note ø: 0.01%
Homewood AL Educational Building Authority Samford University Series A (Education Revenue, Branch Banking & Trust LOC)	0.06%	12-1-2043	$3,602,000	$3,602,000

Arizona: 0.15%

Variable Rate Demand Notes ø: 0.15%
Arizona Health Facilities Authority Catholic West Series B (Health Revenue, PNC Bank NA LOC)	0.06	7-1-2035	29,000,000	29,000,000
Glendale AZ IDA Midwestern University (Education Revenue, JPMorgan Chase & Company LOC)	0.07	5-1-2041	19,725,000	19,725,000
Glendale AZ IDA Thunderbird Garvin School Series A (IDR, JPMorgan Chase & Company LOC)	0.17	7-1-2035	6,435,000	6,435,000

				55,160,000

California: 0.99%

Other Municipal Debt: 0.33%
California Commercial Paper Notes Series B2 (GO)	0.17	8-27-2013	21,615,000	21,615,000
California Commercial Paper Notes Series B5 (GO)	0.15	8-28-2013	22,000,000	22,000,000
Los Angeles County CA Metropolitan Transportation Authority Series ATSM (Transportation Revenue)	0.21	10-1-2013	11,500,000	11,500,000
Los Angeles County CA Metropolitan Transportation Authority Series ATUB (Transportation Revenue)	0.28	10-2-2013	8,000,000	8,000,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.61	11-1-2013	11,000,000	11,000,000
San Francisco CA City & County Public Utilities Commission Series A1T (GO)	0.20	8-7-2013	13,000,000	13,000,000
San Francisco CA City & County Public Utilities Commission Series A2T (GO)	0.19	8-8-2013	31,000,000	31,000,000

				118,115,000

Variable Rate Demand Notes ø: 0.66%
Golden State Tobacco Securitization Corporation California Series 3107 (Tobacco Revenue, BHAC/Ambac Insured, Morgan Stanley Bank LIQ) 144A	0.09	12-1-2045	25,710,000	25,710,000
Los Angeles CA Unified School District 2012-2013 TRAN Series B JPMorgan PUTTER Series 4289 (GO, JPMorgan Chase & Company LIQ) 144A	0.06	11-28-2013	39,900,000	39,900,000
Sacramento CA MUD Series K (Utilities Revenue, Bank of America NA LOC)	0.06	8-15-2028	48,900,000	48,900,000
San Bernardino County CA Flood Control District (Miscellaneous Revenue, Bank of America NA LOC)	0.07	8-1-2037	35,795,000	35,795,000
San Francisco CA City & County COP Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.23	11-1-2041	5,000,000	5,000,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC)	0.09	12-1-2033	930,000	930,000
San Jose CA Financing Authority Hayes Mansion Series D (Miscellaneous Revenue, U.S. Bank NA LOC)	0.16	6-1-2025	36,020,000	36,020,000
San Luis Obispo County CA Financing Authority Series 3030 Nacimiento Water Project Series A (Water & Sewer Revenue, BHAC/MBIA Insured, Morgan Stanley Bank LIQ) 144A	0.09	9-1-2038	23,570,000	23,570,000
San Mateo County CA Community College CAB Series B (Tax Revenue, National Insured)	0.16	9-1-2036	24,790,000	24,790,000

				240,615,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Colorado: 1.06%

Variable Rate Demand Notes ø: 1.06%
Colorado ECFA Nature Conservancy Project Series 2012 (Miscellaneous Revenue)	0.05%	7-1-2033	$31,010,000	$31,010,000
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA)	0.19	10-1-2033	13,420,000	13,420,000
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA)	0.22	11-1-2036	395,000	395,000
Colorado HFA Class I Series A-2 (Housing Revenue, Royal Bank of Canada SPA)	0.06	11-1-2026	14,240,000	14,240,000
Colorado HFA Class I Series B-1 (Housing Revenue, JPMorgan Chase & Company SPA)	0.12	10-1-2038	49,420,000	49,420,000
Colorado HFA Class I Series B-2 (Housing Revenue, JPMorgan Chase & Company SPA)	0.11	4-1-2038	12,490,000	12,490,000
Colorado HFA Class I Series B-3 (Housing Revenue, FHLB SPA)	0.06	11-1-2036	25,445,000	25,445,000
Colorado HFA Class II Series B-3 (Housing Revenue, Royal Bank of Canada SPA)	0.07	5-1-2038	10,750,000	10,750,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.12	5-1-2050	90,535,000	90,535,000
Southern Ute Indian Tribe Reservation Colorado (Miscellaneous Revenue) 144A	0.06	4-1-2040	62,735,000	62,735,000
Southern Ute Indian Tribe Reservation Colorado Series 2001 (IDR)	0.06	11-1-2031	34,000,000	34,000,000
Southern Ute Indian Tribe Reservation Colorado Series 2007 (Miscellaneous Revenue)	0.22	1-1-2027	37,910,000	37,910,000

				382,350,000

Connecticut: 0.08%

Variable Rate Demand Note ø: 0.08%
Connecticut HFA Series C-2 (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.06	5-15-2034	28,205,000	28,205,000

District of Columbia: 0.04%

Other Municipal Debt: 0.04%
District of Columbia Water & Sewer Authority Series C (Water & Sewer Revenue)	0.19	8-12-2013	14,200,000	14,200,000

Florida: 0.15%

Variable Rate Demand Note ø: 0.15%
Gainesville FL Utilities System Series A (Utilities Revenue, State Street Bank & Trust Company SPA)	0.06	10-1-2036	53,175,000	53,175,000

Georgia: 0.13%

Variable Rate Demand Notes ø: 0.13%
Savannah GA College of Art & Design Series 2004-BD (Education Revenue, Bank of America NA LOC)	0.20	4-1-2024	37,100,000	37,100,000
Wayne County GA IDA Solid Waste Disposal Rayonier Project Series 2000 (IDR, Bank of America NA LOC)	0.11	5-1-2020	10,000,000	10,000,000

				47,100,000

Illinois: 0.79%

Variable Rate Demand Notes ø: 0.79%
Chicago IL Midway Airport 2nd Lien Series A-2 (Airport Revenue, JPMorgan Chase & Company LOC)	0.09	1-1-2025	5,135,000	5,135,000
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.08	1-1-2035	23,925,000	23,925,000
Chicago IL Water District Solar Eclipse Funding Trust Various States Project Series A (Water & Sewer Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.06	5-1-2014	24,700,000	24,700,000

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Cook County IL Various Projects Series D (Tax Revenue)	0.16%	11-1-2030	$67,000,000	$67,000,000
Illinois Development Finance Authority YMCA Metropolitan Chicago Project Series 2001 (Miscellaneous Revenue, Harris NA LOC)	0.06	6-1-2029	17,100,000	17,100,000
Illinois Finance Authority Carle Foundation Series E (Health Revenue, JPMorgan Chase & Company LOC)	0.07	2-15-2033	28,900,000	28,900,000
Illinois Finance Authority Hospital Sister Services Series G (Health Revenue, Bank of Montreal LOC)	0.05	8-1-2040	14,300,000	14,300,000
Illinois Housing Development Authority Homeowners Mortgage Revenue Bonds 2005 Subseries A-3 (Housing Revenue, FHLB SPA)	0.07	8-1-2035	15,000,000	15,000,000
Illinois Housing Development Authority Larkin Village Project Series A (Housing Revenue, JPMorgan Chase & Company LOC)	0.11	1-1-2027	12,730,000	12,730,000
Springfield IL PUTTER Senior Lien Electric Series 1314 (Utilities Revenue, BHAC/MBIA Insured, JPMorgan Chase & Company LIQ)	0.09	3-1-2014	7,510,000	7,510,000
University of Illinois Utility Infrastructure Projects (Education Revenue, Bank of New York Mellon SPA)	0.06	8-15-2021	71,070,000	71,070,000

				287,370,000

Indiana: 0.14%

Variable Rate Demand Notes ø: 0.14%
Indiana Finance Authority Indiana University Health Series K (Health Revenue, JPMorgan Chase & Company LOC)	0.09	3-1-2033	39,515,000	39,515,000
Madison IN Arvin Sango Incorporated Project (IDR, Bank of Tokyo-Mitsubishi LOC)	0.09	8-1-2017	9,600,000	9,600,000

				49,115,000

Iowa: 0.04%

Variable Rate Demand Notes ø: 0.04%
Iowa Finance Authority SFHR Series 2006-F (Housing Revenue, GNMA/FNMA Insured, State Street Bank & Trust Company SPA)	0.07	7-1-2036	4,755,000	4,755,000
Iowa Financial Authority SFMR Series C (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.12	1-1-2039	9,110,000	9,110,000

				13,865,000

Kentucky: 0.02%

Variable Rate Demand Notes ø: 0.02%
Kentucky Housing Corporation Series M (Housing Revenue, PNC Bank NA SPA)	0.06	1-1-2033	2,000,000	2,000,000
Logan County KY Solid Waste Disposal Waste Management LLC Project (Resource Recovery Revenue, PNC Bank NA LOC)	0.10	3-1-2021	6,000,000	6,000,000

				8,000,000

Louisiana: 0.04%

Variable Rate Demand Note ø: 0.04%
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.23	2-1-2045	16,280,000	16,280,000

Maryland: 0.32%

Variable Rate Demand Notes ø: 0.32%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC)	0.16	7-1-2032	49,140,000	49,140,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Maryland CDA Series D (Housing Revenue, PNC Bank NA LOC)	0.06%	9-1-2038	$18,890,000	$18,890,000
Maryland Health & HEFA Anne Arundel Health System B (Health Revenue, Bank of America NA LOC)	0.08	7-1-2043	44,500,000	44,500,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC)	0.13	1-1-2029	2,375,000	2,375,000

				114,905,000

Massachusetts: 0.07%

Variable Rate Demand Note ø: 0.07%
Massachusetts Development Finance Agency Babson College Series B (Education Revenue, Citizens Bank LOC)	0.10	10-1-2031	23,840,000	23,840,000

Michigan: 0.73%

Variable Rate Demand Notes ø: 0.73%
Michigan Finance Authority Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.18	9-1-2050	100,000,000	100,000,000
Michigan Finance Authority Series B (Miscellaneous Revenue, PNC Bank NA LOC)	0.16	9-1-2050	25,000,000	25,000,000
Michigan Finance Authority Series C (Miscellaneous Revenue, Bank of Montreal LOC)	0.16	9-1-2050	22,000,000	22,000,000
Michigan Housing Development Authority Series A (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.06	4-1-2040	18,990,000	18,990,000
Michigan Housing Development Authority Series A (Housing Revenue, JPMorgan Chase & Company SPA)	0.08	10-1-2037	36,670,000	36,670,000
Wayne County MI Airport Authority Series E-1 (Airport Revenue, JPMorgan Chase & Company LOC)	0.12	12-1-2028	25,000,000	25,000,000
Wayne County MI Airport Authority Series F (Airport Revenue, JPMorgan Chase & Company LOC)	0.11	12-1-2033	37,320,000	37,320,000

				264,980,000

Minnesota: 0.16%

Variable Rate Demand Notes ø: 0.16%
Minnesota HFA Residential Housing Finance Agency Series C (Housing Revenue, Royal Bank of Canada SPA)	0.07	1-1-2035	11,630,000	11,630,000
Minnesota Office of Higher Education Supplemental Student Loan Project Series A (Education Revenue, U.S. Bank NA LOC)	0.06	9-1-2046	12,500,000	12,500,000
Minnesota Office of Higher Education Supplemental Student Loan Project Series B (Education Revenue, State Street Bank & Trust Company LOC)	0.06	9-1-2046	11,000,000	11,000,000
Minnesota Office of Higher Education Supplemental Student Loan Project Series B (Education Revenue, Royal Bank of Canada LOC)	0.06	8-1-2047	24,000,000	24,000,000

				59,130,000

Nebraska: 0.07%

Variable Rate Demand Note ø: 0.07%
Nebraska Public Power Generation Agency Class A (Utilities Revenue, Citibank NA SPA) 144A	0.07	1-1-2041	24,000,000	24,000,000

Nevada: 0.22%

Variable Rate Demand Notes ø: 0.22%
Clark County NV Southwest Gas Project Series A (Utilities Revenue, JPMorgan Chase & Company LOC)	0.09	3-1-2038	29,000,000	29,000,000

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Las Vegas NV EDFA Keep Memory Alive Project Series 2007A (Miscellaneous Revenue, PNC Bank NA LOC)	0.05%	5-1-2037	$43,600,000	$43,600,000
Washoe County NV Eclipse Funding Trust Series 2006-0142 (GO, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.09	3-1-2036	8,275,000	8,275,000

				80,875,000

New Hampshire: 0.10%

Variable Rate Demand Notes ø: 0.10%
New Hampshire HEFA Phillips Exeter Academy (Education Revenue, JPMorgan Chase & Company SPA)	0.07	9-1-2042	15,000,000	15,000,000
New Hampshire HEFA Taxable Higher Education Corporation Series A (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.15	12-1-2032	22,836,000	22,836,000

				37,836,000

New Jersey: 0.10%

Variable Rate Demand Notes ø: 0.10%
New Jersey Housing & Mortgage Finance Agency Series G (Housing Revenue, Bank of America NA LOC)	0.18	11-1-2039	14,515,000	14,515,000
North Hudson NJ Sewerage Authority Senior Lien Series C (Water & Sewer Revenue, TD Bank NA LOC)	0.16	6-1-2044	20,000,000	20,000,000

				34,515,000

New York: 0.65%

Variable Rate Demand Notes ø: 0.65%
New York Dormitory Authority St. John University Series B-1 (Education Revenue, Bank of America NA LOC)	0.07	7-1-2034	19,245,000	19,245,000
New York Energy R&D Authority Series A-2 (IDR, Scotia Bank LOC)	0.07	6-1-2036	30,700,000	30,700,000
New York HFA 600 W 42nd Street Housing Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	5-15-2041	55,000,000	55,000,000
New York Liberty Development Corporation JPMorgan Chase PUTTER/DRIVER Trust Series 4011Z (Port Authority Revenue, JPMorgan Chase & Company LIQ) 144A	0.07	6-15-2019	23,665,000	23,665,000
New York NY Series A-5 (GO)	0.05	10-1-2042	20,100,000	20,100,000
New York Urban Development Corporate Revenue Series A3B (Tax Revenue, JPMorgan Chase & Company SPA)	0.07	3-15-2033	74,615,000	74,615,000
Westchester County NY Healthcare Corporation Series 2010-D (Health Revenue, TD Bank NA LOC)	0.10	11-1-2034	13,280,000	13,280,000

				236,605,000

Ohio: 0.17%

Variable Rate Demand Notes ø: 0.17%
Franklin County OH HCFR Presbyterian Retirement Services Series A (Health Revenue, PNC Bank NA LOC)	0.05	7-1-2036	10,750,000	10,750,000
Ohio Air Quality Development Authority AK Steel Corporation Series B (IDR, Bank of America NA LOC)	0.30	6-1-2024	26,000,000	26,000,000
Ohio Higher Education Facilities Ohio Dominican University Project (Education Revenue, JPMorgan Chase & Company LOC)	0.07	12-1-2037	12,200,000	12,200,000
Parma OH Community General Hospital Association Series 2006-A (Health Revenue, PNC Bank NA LOC)	0.05	11-1-2029	11,260,000	11,260,000

				60,210,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Oklahoma: 0.02%

Variable Rate Demand Note ø: 0.02%
Oklahoma Development Finance Authority Seaboard Farms Incorporation Project (IDR, Bank of New York Mellon LOC)	0.07%	3-1-2027	$8,800,000	$8,800,000

Pennsylvania: 0.36%

Variable Rate Demand Notes ø: 0.36%
Montgomery County PA IDA New Regional Medical Center PFOTER Project Series 4674 (Health Revenue, FHA Insured, Bank of America NA LIQ) 144A	0.06	8-1-2038	14,000,000	14,000,000
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured) 144A	0.06	8-1-2030	9,500,000	9,500,000
Pennsylvania Housing Finance Agency Series 86-B (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.07	4-1-2035	15,600,000	15,600,000
Pennsylvania Housing Finance Agency Series 89 (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.07	10-1-2035	28,885,000	28,885,000
Pennsylvania Housing Finance Agency Series 93-B (Housing Revenue, JPMorgan Chase & Company SPA)	0.08	4-1-2037	35,085,000	35,085,000
Pennsylvania Public School Building Authority (Education Revenue, AGM Insured) 144A	0.06	6-1-2032	10,000,000	10,000,000
Philadelphia PA Airport Refunding Bonds Series 2005 C-2 (Airport Revenue, Royal Bank of Canada LOC)	0.06	6-15-2025	15,540,000	15,540,000

				128,610,000

Puerto Rico: 0.11%

Variable Rate Demand Note ø: 0.11%
Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue)	0.06	8-1-2057	39,716,933	39,716,933

South Carolina: 0.20%

Other Municipal Debt: 0.20%
South Carolina Public Service Auhority Series EE (GO)	0.20	10-9-2013	15,000,000	15,000,000
South Carolina Public Service Authority Series A (GO)	0.20	9-11-2013	7,986,000	7,986,000
South Carolina Public Service Authority Series C (GO)	0.18	8-15-2013	6,000,000	6,000,000
South Carolina Public Service Authority Series D (GO)	0.20	8-19-2013	20,000,000	20,000,000
York County SC Electric Membership Corporation Project Series B (Utilities Revenue)	0.25	9-3-2013	13,000,000	13,000,000
York County SC PCR Series 2000-B1 (Utilities Revenue)	0.25	9-3-2013	9,000,000	9,000,000

				70,986,000

South Dakota: 0.08%

Variable Rate Demand Notes ø: 0.08%
South Dakota HEFA Sioux Valley Hospital & Health Systems Project Series 2001-C (Health Revenue, U.S. Bank NA LOC)	0.05	11-1-2019	15,000,000	15,000,000
South Dakota Housing Development Authority Series C (Housing Revenue, FHLB SPA)	0.05	5-1-2037	15,800,000	15,800,000

				30,800,000

Tennessee: 0.11%

Other Municipal Debt: 0.03%
Tennessee Baptist Memorial Healthcare Corporation (Health Revenue)	0.18	9-10-2013	10,000,000	9,999,781

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 0.08%
Chattanooga TN Branch Banking & Trust Series 29 (Utilities Revenue, Branch Banking & Trust LIQ)	0.06%	3-1-2016	$12,485,000	$12,485,000
Johnson City TN Health & Educational Facilities Board Series B1 (Health Revenue, U.S. Bank NA LOC)	0.16	7-1-2033	1,770,000	1,770,000
Nashville & Davidson Counties TN Metropolitan Government Stewarts Ferry Apartments Project (IDR, FHLMC LIQ)	0.08	1-1-2034	13,985,000	13,985,000

				28,240,000

Texas: 1.37%

Variable Rate Demand Notes ø: 1.37%
Austin TX Airport Systems Series 3 (Airport Revenue, State Street Bank & Trust Company LOC, AGM Insured)	0.06	11-15-2025	37,550,000	37,550,000
Calhoun Port Authority TX Formosa Plastics Corporation Project Series 2011A (IDR, Sumitomo Mitsui Banking LOC) 144A	0.07	9-1-2039	13,900,000	13,900,000
Harris County TX Industrial Development Corporation Deer Park Refining LP Series 2004-A (Resource Recovery Revenue)	0.06	3-1-2023	65,800,000	65,800,000
Mission TX Economic Development Corporation Solid Waste Disposal Project (Solid Waste Revenue, Bank of America NA LOC)	0.11	4-1-2022	12,000,000	12,000,000
Port Arthur TX Navigation District Motiva Enterprises LLC Project (IDR)	0.09	12-1-2027	22,035,000	22,035,000
Port Corpus Christi TX Flint Hills Resources Project Series 2006 (Resource Recovery Revenue)	0.07	1-1-2030	20,000,000	20,000,000
Port Corpus Christi TX Flint Hills Resources Project Series 2007 (Resource Recovery Revenue)	0.07	1-1-2032	13,200,000	13,200,000
Texas JPMorgan Chase PUTTER Trust Series 4262 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.06	8-30-2013	228,000,000	228,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.36	12-15-2026	58,899,095	58,899,095
Texas Taxable Product Development Program Series A (Miscellaneous Revenue, National Australia Bank SPA)	0.12	6-1-2045	5,100,000	5,100,000
Texas Veterans Housing Assistance Program Fund II Series 2004D (Housing Revenue, JPMorgan Chase & Company SPA)	0.12	6-1-2020	4,585,000	4,585,000
Texas Veterans Housing Assistance Program Fund II Series C-2 (Housing Revenue, State Street Bank & Trust Company SPA)	0.08	12-1-2033	13,000,000	13,000,000

				494,069,095

Utah: 0.02%

Variable Rate Demand Note ø: 0.02%
Utah Board of Regents Student Loan Series A (Education Revenue, Royal Bank of Canada LOC)	0.08	11-1-2045	7,481,000	7,481,000

Washington: 0.10%

Other Municipal Debt: 0.03%
Port of Seattle WA Series D1 (Airport Revenue)	0.26	8-7-2013	9,000,000	9,000,000

Variable Rate Demand Notes ø: 0.07%
Seattle WA Municipal Light & Power JPMorgan Chase PUTTER Trust Series T0001 (Utilities Revenue, JPMorgan Chase & Company LIQ) 144A	0.22	2-1-2040	8,000,000	8,000,000
Washington Housing Finance Commission Regency Park Apartments Project Series A (Housing Revenue, FHLMC LIQ)	0.08	6-1-2027	7,805,000	7,805,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Washington PUTTER Series 2640 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ)	0.07%	1-1-2016	$9,995,000	$9,995,000

				25,800,000

West Virginia: 0.02%

Variable Rate Demand Note ø: 0.02%
West Virginia EDA Morgantown Energy (IDR, Union Bank NA LOC)	0.07	4-1-2027	7,750,000	7,750,000

Wisconsin: 0.22%

Variable Rate Demand Notes ø: 0.22%
Wisconsin HEFA Hess Memorial Hospital Incorporated Series 2007 (Health Revenue, U.S. Bank NA LOC)	0.06	5-1-2024	11,390,000	11,390,000
Wisconsin Housing & EDA AMT Series A (Housing Revenue, FHLB SPA)	0.06	9-1-2022	17,020,000	17,020,000
Wisconsin Housing & EDA Home Ownership Series D (Housing Revenue, FNMA LOC)	0.07	9-1-2035	6,120,000	6,120,000
Wisconsin Housing & EDA Series F (Housing Revenue, JPMorgan Chase & Company SPA)	0.14	5-1-2030	14,575,000	14,575,000
Wisconsin Housing & EDA Series F (Housing Revenue, JPMorgan Chase & Company SPA)	0.14	11-1-2030	21,905,000	21,905,000
Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC/Ambac Insured, JPMorgan Chase & Company LIQ)	0.09	1-1-2015	9,930,000	9,930,000

				80,940,000

Wyoming: 0.10%

Variable Rate Demand Note ø: 0.10%
Wyoming CDA Variable Single Family Mortgage Series A (Housing Revenue, Bank of America NA SPA)	0.07	12-1-2032	35,000,000	35,000,000

Total Municipal Obligations (Cost $3,231,240,809)				3,231,240,809

Other Instruments: 0.45%
Australia & New Zealand Banking Group 144A±	1.01	1-10-2014	46,000,000	46,141,427
Australia & New Zealand Banking Group 144A±	1.27	12-20-2013	41,300,000	41,462,422
National Australia Bank Limited 144A±	1.02	8-20-2013	43,000,000	43,019,145
Oakland-Alameda County CA Series A-2 Municipal Commercial Paper	0.19	8-7-2013	18,740,000	18,740,000
Westpac Banking Corporation 144A±	1.52	1-30-2014	12,500,000	12,575,355

Total Other Instruments (Cost $161,938,349)				161,938,349

Other Notes: 1.14%

Corporate Bonds and Notes: 1.14%
General Electric Capital Corporation	1.88	9-16-2013	15,000,000	15,030,109
Hartford Healthcare Corporation ±	0.18	9-5-2013	25,000,000	25,000,000
Toronto-Dominion Bank ±	0.24	11-15-2013	177,000,000	177,000,000
Toyota Motor Credit Corporation ±	0.27	2-24-2014	80,000,000	80,000,000
Toyota Motor Credit Corporation ±	0.27	12-9-2013	117,000,000	117,000,000

Total Other Notes (Cost $414,030,109)				414,030,109

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Repurchase Agreements ^^: 3.29%
Goldman Sachs & Company, dated 7-1-2013, maturity value $353,133,748 (1)±(i)¢§	0.22%	9-1-2013	$353,000,000	$353,000,000
JPMorgan Securities, dated 7-1-2013, maturity value $49,007,173 (2)±¢§	0.17	8-1-2013	49,000,000	49,000,000
JPMorgan Securities, dated 7-1-2013, maturity value $506,292,356 (3)±(i)¢§	0.32	9-4-2013	506,000,000	506,000,000
Royal Bank of Canada, dated 7-31-13, maturity value $93,000,207 (4)	0.08	8-1-2013	93,000,000	93,000,000
Societe Generale New York, dated 7-31-13, maturity value $186,500,466 (5)	0.09	8-1-2013	186,500,000	186,500,000

Total Repurchase Agreements (Cost $1,187,500,000)				1,187,500,000

Treasury Debt: 4.95%
U.S. Treasury Bill (z)	0.08	12-5-2013	186,000,000	185,947,629
U.S. Treasury Bill (z)	0.08	12-12-2013	187,000,000	186,944,472
U.S. Treasury Bill (z)	0.08	12-19-2013	129,000,000	128,959,867
U.S. Treasury Bill (z)	0.08	11-29-2013	185,000,000	184,949,125
U.S. Treasury Bill (z)	0.10	9-19-2013	54,000,000	53,992,650
U.S. Treasury Bill (z)	0.11	9-26-2013	67,000,000	66,988,744
U.S. Treasury Bill (z)	0.12	9-12-2013	66,000,000	65,991,145
U.S. Treasury Bill (z)	0.12	8-15-2013	64,000,000	63,997,063
U.S. Treasury Bill (z)	0.13	9-5-2013	103,000,000	102,987,232
U.S. Treasury Bill (z)	0.13	8-22-2013	131,000,000	130,989,874
U.S. Treasury Bill (z)	0.14	8-29-2013	51,000,000	50,994,645
U.S. Treasury Note	0.25	11-30-2013	106,000,000	106,055,159
U.S. Treasury Note	0.75	12-15-2013	131,000,000	131,315,169
U.S. Treasury Note	1.00	5-15-2014	19,000,000	19,122,295
U.S. Treasury Note	4.75	5-15-2014	299,000,000	309,742,059

Total Treasury Debt (Cost $1,788,977,128)				1,788,977,128

Total investments in securities
(Cost $36,134,854,851) *	100.01%	36,134,854,851
Other assets and liabilities, net	(0.01)	(4,576,799)

Total net assets	100.00%	$36,130,278,052

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

(i)	Illiquid security

¢	Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

§	Security is subject to a demand feature which reduces the effective maturity.

^^	Collateralized by:

(1)	U.S. government securities, 0.00% to 1.88%, 8-2-2013 to 7-15-2022, fair value including accrued interest is $360,060,017.

(2)	U.S. government securities, 0.00%, 10-1-2013, fair value is $49,980,921.

(3)	U.S. government securities, 0.00% to 0.54%, 8-1-2013 to 4-29-2014, fair value including accrued interest is $516,122,217.

(4)	U.S. government securities, 0.00% to 3.67%, 5-1-2035 to 8-1-2043, fair value including accrued interest is $95,790,000.

(5)	U.S. government securities, 0.00% to 6.25%, 1-2-2014 to 8-15-2023, fair value including accrued interest is $190,230,002.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—July 31, 2013 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	23

Assets
Investments in unaffiliated securities, at amortized cost	$36,134,854,851
Cash	23,787
Receivable for investments sold	293,240,172
Receivable for Fund shares sold	1,138,101
Receivable for interest	8,412,395
Prepaid expenses and other assets	92,106

Total assets	36,437,761,412

Liabilities
Dividends payable	847,261
Payable for investments purchased	301,079,611
Payable for Fund shares redeemed	267,129
Advisory fee payable	1,401,124
Due to other related parties	2,705,683
Accrued expenses and other liabilities	1,182,552

Total liabilities	307,483,360

Total net assets	$36,130,278,052

NET ASSETS CONSIST OF
Paid-in capital	$36,138,084,072
Overdistributed net investment income	(528,643)
Accumulated net realized losses on investments	(7,277,377)

Total net assets	$36,130,278,052

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Administrator Class	$303,623,632
Shares outstanding – Administrator Class	303,618,582
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$9,693,880,348
Shares outstanding – Institutional Class	9,693,750,273
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$24,937,681,968
Shares outstanding – Select Class	24,937,219,231
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$1,195,092,104
Shares outstanding – Service Class	1,195,077,713
Net asset value per share – Service Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Heritage Money Market Fund	Statement of operations—six months ended July 31, 2013 (unaudited)

Investment income
Interest	$43,445,660

Expenses
Advisory fee	18,836,170
Administration fees
Fund level	6,394,687
Administrator Class	144,681
Institutional Class	3,862,148
Select Class	5,304,607
Service Class	722,742
Shareholder servicing fees
Administrator Class	144,681
Service Class	1,461,527
Custody and accounting fees	853,070
Professional fees	25,126
Registration fees	43,867
Shareholder report expenses	53,353
Trustees’ fees and expenses	603
Other fees and expenses	170,752

Total expenses	38,018,014
Less: Fee waivers and/or expense reimbursements	(9,591,079)

Net expenses	28,426,935

Net investment income	15,018,725

Net realized gains on investments	122,305

Net increase in net assets resulting from operations	$15,141,030

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Heritage Money Market Fund	25

	Six months ended July 31, 2013 (unaudited)		Year ended January 31, 2013

Operations
Net investment income		$15,018,725		$25,223,806
Net realized gains on investments		122,305		1,306,659

Net increase in net assets resulting from operations		15,141,030		26,530,465

Distributions to shareholders from
Net investment income
Administrator Class		(14,468)		(32,577)
Institutional Class		(1,553,185)		(4,337,852)
Select Class		(13,413,935)		(20,758,334)
Service Class		(60,228)		(81,585)

Total distributions to shareholders		(15,041,816)		(25,210,348)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Administrator Class	515,644,492	515,644,492	989,827,889	989,827,889
Institutional Class	29,160,236,215	29,160,236,215	48,965,708,419	48,965,708,419
Select Class	125,828,594,734	125,828,594,734	132,226,851,581	132,226,851,581
Service Class	12,655,024,855	12,655,024,855	3,247,868,458	3,247,868,458

		168,159,500,296		185,430,256,347

Reinvestment of distributions
Administrator Class	7,099	7,099	15,633	15,633
Institutional Class	417,742	417,742	1,072,541	1,072,541
Select Class	6,334,498	6,334,498	8,753,419	8,753,419
Service Class	10,943	10,943	16,749	16,749

		6,770,282		9,858,342

Payment for shares redeemed
Administrator Class	(490,569,986)	(490,569,986)	(1,085,698,056)	(1,085,698,056)
Institutional Class	(29,147,785,293)	(29,147,785,293)	(52,241,433,917)	(52,241,433,917)
Select Class	(128,251,572,028)	(128,251,572,028)	(120,235,972,167)	(120,235,972,167)
Service Class	(12,538,054,509)	(12,538,054,509)	(3,579,004,917)	(3,579,004,917)

		(170,427,981,816)		(177,142,109,057)

Net asset value of shares issued in acquisition
Institutional Class	1,865,706,266	1,865,692,888	0	0
Service Class	415,853,250	415,854,257	0	0

		2,281,547,145		0

Net increase in net assets resulting from capital share transactions		19,835,907		8,298,005,632

Total increase in net assets		19,935,121		8,299,325,749

Net assets
Beginning of period		36,110,342,931		27,811,017,182

End of period		$36,130,278,052		$36,110,342,931

Overdistributed net investment income		$(528,643)		$(505,552)

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Heritage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31			Year ended February 28
ADMINISTRATOR CLASS		2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)
Net realized gains	0.00	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.01%	0.03%	0.21%	2.19%	4.90%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.34%	0.34%	0.37%	0.38%	0.38%
Net expenses	0.22%	0.24%	0.24%	0.31%	0.33%	0.34%	0.34%
Net investment income	0.01%	0.01%	0.01%	0.03%	0.17%	2.09%	4.68%
Supplemental data
Net assets, end of period (000s omitted)	$303,624	$278,541	$374,371	$694,823	$1,201,158	$918,595	$608,865

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Heritage Money Market Fund	27

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31			Year ended February 28
INSTITUTIONAL CLASS		2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)
Net realized gains	0.00	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.02%	0.05%	0.05%	0.13%	0.33%	2.32%	5.06%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%	0.22%	0.25%	0.27%	0.26%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.21%	0.22%	0.20%
Net investment income	0.03%	0.05%	0.05%	0.14%	0.31%	2.09%	4.77%
Supplemental data
Net assets, end of period (000s omitted)	$9,693,880	$7,815,293	$11,089,557	$14,944,657	$7,795,659	$5,862,075	$1,579,225

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Heritage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31			Year ended February 28
SELECT CLASS		2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.03
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)
Net realized gains	0.00	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.05%	0.12%	0.12%	0.19%	0.40%	2.40%	3.30%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.18%	0.18%	0.18%	0.20%	0.23%	0.22%
Net expenses	0.13%	0.13%	0.13%	0.13%	0.14%	0.15%	0.13%
Net investment income	0.10%	0.12%	0.12%	0.21%	0.30%	2.14%	4.58%
Supplemental data
Net assets, end of period (000s omitted)	$24,937,682	$27,354,255	$15,353,756	$26,630,573	$22,489,644	$6,066,768	$1,368,330

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the period from June 29, 2007 (commencement of class operations) to February 29, 2008

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Heritage Money Market Fund	29

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31
SERVICE CLASS		2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.50%	0.51%	0.51%
Net expenses	0.22%	0.24%	0.24%	0.34%
Net investment income	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,195,092	$662,253	$993,333	$1,231,527

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Heritage Money Market Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Heritage Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Notes to financial statements (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	31

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $7,399,682 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended July 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

32	Wells Fargo Advantage Heritage Money Market Fund	Notes to financial statements (unaudited)

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Select Class	0.04
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.13% for Select Class shares, and 0.43% for Service Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class of the Fund is charged a fee at an annual rate of 0.25% of the its average daily net assets. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. ACQUISITION

After the close of business on March 1, 2013, the Fund acquired the net assets of Wells Fargo Advantage Prime Investment Money Market Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Institutional Class and Service Class shares of Wells Fargo Advantage Prime Investment Money Market Fund received Institutional Class and Service Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage Prime Investment Money Market Fund for 2,281,559,516 shares of the Fund valued at $2,281,547,145 at an exchange ratio of 1.00 and 1.00 for Institutional Class and Service Class shares, respectively. The investment portfolio of Wells Fargo Advantage Prime Investment Money Market Fund with an amortized cost of $2,281,613,031 at March 1, 2013 were the principal assets acquired by the Fund. The aggregate net assets of Wells Fargo Advantage Prime Investment Money Market Fund and the Fund immediately prior to the acquisition were $2,281,547,145 and $36,688,932,750, respectively. The aggregate net assets of the Fund immediately after the acquisition were $38,970,479,895. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Prime Investment Money Market Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed February 1, 2013, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the six months ended July 31, 2013 would have been:

Net investment income	$15,177,013
Net realized gains on investments	$135,176
Net increase in net assets resulting from operations	$15,312,189

Notes to financial statements (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	33

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Wells Fargo Advantage Prime Investment Money Market Fund that have been included in the Fund’s Statement of Operations since March 4, 2013.

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

34	Wells Fargo Advantage Heritage Money Market Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	35

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

36	Wells Fargo Advantage Heritage Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	37

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Heritage Money Market Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”) and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was in range of the median performance of the Universe for all periods under review.

38	Wells Fargo Advantage Heritage Money Market Fund	Other information (unaudited)

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the operating expense ratios of the Fund were higher than the median net operating expense ratios of the expense Groups, except for the Select Class. Funds Management advised the Board that the expense Group medians reflected voluntary waivers, whereas the Fund’s expense ratios did not reflect voluntary waivers. The Board noted that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were lower than or in range of the median net operating expense ratios of the expense Groups for the Service Class, Administrator Class, and Select Class. The Board and Funds Management agreed to extend the net operating expense caps for all of the Fund’s share classes until 2014.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were equal to or in range of the median rates for the Fund’s expense Groups for all classes except the Administrator Class. The Board viewed favorably the fact that when the Fund’s expense ratios were adjusted to reflect voluntary fee waivers, the net operating expense ratio for the Administrator Class was in range of the median net operating expense ratio of its respective expense Group.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-

Other information (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	39

by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

40	Wells Fargo Advantage Heritage Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

218828 09-13 SA304/SAR304 7-13

Wells Fargo Advantage

Municipal Money Market Fund

Semi-Annual Report

July 31, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $226 billion in assets under management, as of July 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Municipal Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We continue to believe that most investors can benefit from adhering to a well-diversified, high-quality investment strategy that is focused on liquidity and capital preservation.

As we gain clarity in the coming months regarding potential changes to the regulation of money market funds, we will provide further communications to you about them.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Municipal Money Market Fund for the six-month period that ended July 31, 2013. The past six months were marked by accommodative central bank policies, low interest rates, and regulatory uncertainty. Despite the challenges of a changing market landscape, we continue to believe that most investors can benefit from adhering to a well-diversified, high-quality investment strategy that is focused on liquidity and capital preservation.

Short-term interest rates remained low.

Monetary policy remained accommodative. The Federal Open Market Committee (FOMC) did not make any changes to its policy of keeping the target for the federal funds rate near zero or its asset purchase program of buying agency mortgage-backed securities and Treasury securities. However, Federal Reserve (Fed) Chairman Ben Bernanke roiled bond markets on June 19, after the previous day’s FOMC’s meeting, by indicating that tapering of its bond-buying program could begin later this year and that it could end as soon as mid-2014. Despite Chairman Bernanke’s comments on the potential for tapering of the bond-buying program, the Fed’s official statement reaffirmed its program of buying agency mortgage-backed securities at a pace of $40 billion per month and longer-term Treasury securities at a pace of $45 billion per month to “maintain downward pressure on longer-term interest rates, support mortgage markets, and help make broader financial conditions more accommodative.”

Anchored by the Fed’s accommodative monetary policy of holding its targeted federal funds rate near zero, short-term interest rates remained ultra low during the period. While longer-term interest rates rose late in the period, the combination of strong demand and limited supply of money market securities further exacerbated the low level of short-term interest rates throughout the period. A main reason that overall supply of money-market-eligible securities continued to decrease was due to issuers choosing to issue long-term debt to take advantage of low interest rates.

Despite interest rates remaining low, investors remained involved in money markets because yield was only one component driving their investment choices. More often, safety, diversification1, and liquidity have been higher-value propositions to these investors, factors that were not diminished by Fed policy or technical developments.

Money market regulations remained under review.

Regulators remained concerned about potential systemic risk from money market funds in the event of another financial crisis and sought further revisions to regulations governing money market funds in order to mitigate that risk. In June, the U.S. Security and Exchange Commission (SEC) proposed the following changes: 1) a floating net asset value (NAV) rather than a $1.00 stable NAV for prime institutional money market funds (prime retail money market funds and government money market funds could continue to maintain a stable $1.00 NAV under the proposal); 2) liquidity fees and redemption gates for money market funds other than government funds; or 3) a combination of these two measures. The SEC is also considering changes to portfolio diversification, stress testing, and disclosure requirements for all money market funds. Wells Fargo Funds Management, LLC intends to submit a comment letter on the proposals to the SEC. As we gain clarity in the coming months regarding potential changes to the regulation of money market funds, we will provide further communications to you about them.

1.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to shareholders (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Municipal Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

David D. Sylvester

James Randazzo

Average annual total returns1 (%) as of July 31, 2013

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (WMUXX)	1-5-1995	0.03	0.20	1.03	0.83	0.65
Institutional Class (WMTXX)*	7-9-2010	0.05	0.28	1.22	0.44	0.20
Investor Class (WMVXX)	7-9-2010	0.03	0.25	1.20	0.86	0.64
Service Class (WMSXX)	11-2-1988	0.03	0.25	1.20	0.73	0.45
Sweep Class	6-30-2000	0.03	0.16	0.86	1.18	1.00
*	Institutional Class shares are closed to new investors.

Fund yield summary[3] (%) as of July 31, 2013	Class A	Institutional Class	Investor Class	Service Class	Sweep Class
7-day current yield	0.01	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website, wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT).

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	5

Revenue source distribution[4] as of July 31, 2013

Effective maturity distribution[5] as of July 31, 2013

Weighted average maturity[6] as of July 31, 2013
16 days

Weighted average final maturity[7] as of July 31, 2013
16 days

1.	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Service Class shares, and includes the higher expenses applicable to Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to include the higher expenses applicable to Investor Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Municipal Money Market Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through May 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.69)%, (0.30)%, (0.72)%, (0.59)%, and (1.04)% for Class A, Institutional Class, Investor Class, Service Class, and Sweep Class, respectively.

4.	Revenue source distribution is subject to change and is calculated based on the total investments of the Fund.

5.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

6.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes.

7.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes.

6	Wells Fargo Advantage Municipal Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2013 to July 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2013	Ending account value 7-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,000.05	$0.89	0.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$0.90	0.18%
Institutional Class
Actual	$1,000.00	$1,000.09	$0.79	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$0.80	0.16%
Investor Class
Actual	$1,000.00	$1,000.05	$0.84	0.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85	0.17%
Service Class
Actual	$1,000.00	$1,000.05	$0.84	0.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85	0.17%
Sweep Class
Actual	$1,000.00	$1,000.05	$0.84	0.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85	0.17%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 100.68%

Alabama: 0.61%

Variable Rate Demand Notes ø: 0.61%
Chatom AL IDA Board Gulf Opportunity Zone Power South Energy Cooperative Projects Series 2011 (IDR)	0.21%	8-1-2041	$2,600,000	$2,600,000
Mobile AL IDA Board High Providence LLC Project Series 2006 (IDR, Whitney National Bank LOC)	0.09	8-1-2031	1,950,000	1,950,000

				4,550,000

Alaska: 0.67%

Variable Rate Demand Note ø: 0.67%
Alaska Student Loan Corporation Series B-1 (Education Revenue, State Street Bank & Trust Company LOC)	0.10	12-1-2043	5,000,000	5,000,000

Arizona: 1.51%

Variable Rate Demand Notes ø: 1.51%
Maricopa County AZ IDA Solid Waste Disposal Ambian Dairy LLC Project Series 2008 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.10	11-1-2033	3,600,000	3,600,000
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.10	8-1-2026	2,500,000	2,500,000
Maricopa County AZ IDA Trans-Matic Manufacturing Production Project (IDR, PNC Bank NA LOC)	0.13	10-1-2026	2,760,000	2,760,000
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.10	8-1-2027	1,250,000	1,250,000
Pinal County AZ IDA Solid Waste Disposal Rio Bravo Dairy Farm LLC Series 2002 (IDR, Farm Credit Services America LOC)	0.10	5-1-2027	1,250,000	1,250,000

				11,360,000

California: 9.24%

Other Municipal Debt: 1.62%
California School Cash Reserve Program Authority Series 2013-X (Miscellaneous Revenue)	2.00	10-1-2013	1,000,000	1,003,016
Los Angeles County CA Capital Asset Leasing Corporation Series B (Lease Revenue)	0.09	9-10-2013	1,000,000	1,000,000
Los Angeles County CA Schools Pooled Financing Program TRAN Series B-2 (Miscellaneous Revenue)	2.00	11-29-2013	1,000,000	1,005,136
Los Angeles County CA Schools Pooled Financing Program TRAN Series B-3 (Miscellaneous Revenue)	2.00	11-29-2013	1,000,000	1,005,301
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-6 (Miscellaneous Revenue)	2.00	12-31-2013	1,000,000	1,007,257
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-8 (Miscellaneous Revenue)	2.00	1-31-2014	3,000,000	3,024,469
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-9 (Miscellaneous Revenue)	2.00	1-31-2014	1,900,000	1,914,723
Los Angeles County CA Series A (Miscellaneous Revenue)	2.00	2-28-2014	1,200,000	1,212,660
San Diego CA Unified School District Series A-1 (Miscellaneous Revenue)	2.00	1-31-2014	1,000,000	1,009,190

				12,181,752

Variable Rate Demand Notes ø: 7.62%
California CDA Gas Supply (Utilities Revenue, Royal Bank of Canada SPA)	0.05	11-1-2040	9,300,000	9,300,000

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
California CDA Olympus Park Apartments Series Y (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05%	10-15-2030	$2,200,000	$2,200,000
California Educational Facillities Authority Series 3336 (Education Revenue) 144A	0.06	6-1-2043	2,600,000	2,600,000
California GO Series B-1 (GO, Citibank NA LOC)	0.04	5-1-2034	2,800,000	2,800,000
California HFFA Catholic Healthcare West Series 2005-H (Health Revenue, Sumitomo Mitsui Banking LOC)	0.04	7-1-2035	9,600,000	9,600,000
California HFFA Scripps Health Series G (Health Revenue, Bank of America NA LOC)	0.05	10-1-2019	10,000,000	10,000,000
Elsinore Valley CA Municipal Water District COP Series 2008-B (Water & Sewer Revenue, U.S. Bank NA LOC)	0.07	7-1-2035	1,700,000	1,700,000
Los Angeles CA Unified School District 2012-2013 TRAN Series B JPMorgan PUTTER Series 4289 (GO, JPMorgan Chase & Company LIQ) 144A	0.06	11-28-2013	10,100,000	10,100,000
Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	5-15-2034	2,300,000	2,300,000
San Jose CA Turnleaf Apartments Series A (Housing Revenue, FHLMC LIQ)	0.07	6-1-2036	4,230,000	4,230,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	9-15-2032	2,500,000	2,500,000

				57,330,000

Colorado: 1.27%

Variable Rate Demand Notes ø: 1.27%
Colorado HFA Ready Foods Incorporated Project Series A (IDR, U.S. Bank NA LOC)	0.11	1-1-2032	3,420,000	3,420,000
Colorado HFA Worldwest LLP Project Series 1999-A (IDR, UMB Bank LOC) 144A	0.42	9-1-2023	3,095,000	3,095,000
Denver CO City & County Western Stock Show Project (IDR, U.S. Bank NA LOC)	0.13	7-1-2029	1,635,000	1,635,000
Town of Hudson CO Series A (IDR, U.S. Bank NA LOC)	0.20	11-1-2020	1,375,000	1,375,000

				9,525,000

District of Columbia: 1.30%

Other Municipal Debt: 0.80%
District of Columbia (GO)	2.00	9-30-2013	6,000,000	6,018,098

Variable Rate Demand Note ø: 0.50%
Metropolitan Washington DC Airport Authority Series 2855 (Airport Revenue, AGM/FGIC Insured, JPMorgan Chase & Company LIQ) 144A	0.16	10-1-2014	3,755,000	3,755,000

Florida: 7.00%

Other Municipal Debt: 1.21%
JEA Florida Electric System Series 00-A (Utilities Revenue)	0.13	8-14-2013	5,000,000	5,000,000
JEA Florida Electric System Series F-1 (Utilities Revenue)	0.12	8-29-2013	2,200,000	2,200,000
JEA Florida Electric System Series F-2 (Utilities Revenue)	0.12	8-15-2013	1,900,000	1,900,000

				9,100,000

Variable Rate Demand Notes ø: 5.79%
Alachua County FL Florida Rock Project (IDR, Bank of America NA LOC)	0.35	11-1-2022	1,850,000	1,850,000
Alachua County FL HFA MFHR University Cove Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	6-15-2034	1,800,000	1,800,000
Florida Housing Finance Corporation MFHR Mariner’s Cay Apartments Series 2008-M (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	12-15-2041	1,760,000	1,760,000
Greater Orlando FL Aviation Authority Flight Safety International Project Series A (Airport Revenue)	0.06	10-1-2023	2,800,000	2,800,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Hillsborough County FL School Board Master Lease Program JPMorgan PUTTER Series 4128 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.10%	4-22-2014	$6,300,000	$6,300,000
Jacksonville FL HFA MFHR Christine Cove Apartments (Housing Revenue, California Bank & Trust LOC)	0.09	9-15-2038	1,190,000	1,190,000
Lee County FL HFA SFHR Series 2908-Z (Housing Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company LIQ)	0.12	9-1-2015	1,940,000	1,940,000
Lee County FL HFA SFHR Series 2909-Z (Housing Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company LIQ)	0.12	9-1-2015	1,850,000	1,850,000
Miami Dade County FL Building Better Community Program Series 2005 US Bank Solar Eclipse Series 2006-0049 (GO, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.07	1-1-2015	2,695,000	2,695,000
Orange County FL HFA MFHR Lakeside Pointe Apartments Series B (Housing Revenue, FNMA Insured)	0.09	5-15-2038	6,730,000	6,730,000
Sarasota County FL Planned Parenthood Incorporated Project (Health Revenue, Harris NA LOC)	0.09	10-1-2041	1,700,000	1,700,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue)	0.16	11-15-2033	3,000,000	3,000,000
West Palm Beach FL Utilities Systems Series 2008-C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.30	10-1-2038	10,000,000	10,000,000

				43,615,000

Georgia: 0.61%

Variable Rate Demand Notes ø: 0.61%
Dekalb County GA Water & Sewer Revenue Series 2006-B ROC RR-II-R-11900 (Water & Sewer Revenue, AGM Insured, Citibank NA LIQ) 144A	0.12	4-1-2023	1,600,000	1,600,000
Metropolitan Atlanta GA Rapid Transportation Authority Sales Tax Series P (Tax Revenue, Societe Generale LOC, Ambac Insured, Societe Generale LIQ) 144A	0.16	7-1-2020	3,005,000	3,005,000

				4,605,000

Illinois: 3.95%

Other Municipal Debt: 0.56%
Illinois Educational Facilities Authority NorthShore Health System & Other Instructions Series 1995 (Education Revenue)	0.14	8-6-2013	4,200,000	4,200,000

Variable Rate Demand Notes ø: 3.39%
Chicago IL Enterprise Zone Gardner Gibson Project (IDR, Harris NA LOC)	0.12	7-1-2033	2,810,000	2,810,000
Chicago IL Waterworks Revenue Sub Series 2001-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.27	11-1-2030	4,000,000	4,000,000
Chicago IL Waterworks Revenue Sub Series 2001-2 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.27	11-1-2030	2,150,000	2,150,000
East Peoria IL Commercial Development Kroger Company Project Series 2003 (IDR, Bank of Nova Scotia LOC)	0.13	12-1-2013	3,125,000	3,125,000
Illinois Development Finance Authority MCL Incorporated Project (IDR, GE Capital Corporation LOC)	0.31	6-1-2017	1,415,000	1,415,000
Illinois Finance Authority Merug LLC Series B (IDR, JPMorgan Chase & Company LOC)	0.31	12-1-2018	765,000	765,000
Illinois Toll Highway Authority Series A1 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.44	1-1-2031	1,000,000	1,000,000
Illinois Toll Highway Authority Series A2 (Transportation Revenue, AGM Insured, PNC Bank NA SPA)	0.44	1-1-2031	2,465,000	2,465,000
Lake County IL Brown Paper Goods Project (IDR, JPMorgan Chase & Company LOC)	0.51	10-1-2021	915,000	915,000
Lake County IL Northpoint Association (IDR, Northern Trust Company LOC)	0.11	7-1-2029	2,600,000	2,600,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Metropolitan Pier & Exposition Authority Illinois McCormack Expansion Project Series 2010-B-2 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	0.09%	6-15-2050	$2,400,000	$2,400,000
Skokie IL Economic Development Revenue Skokie Fashion Square Project Series 1984 (IDR, Bank of America NA LOC)	0.29	12-1-2014	1,850,000	1,850,000

				25,495,000

Indiana: 1.12%

Variable Rate Demand Notes ø: 1.12%
Indiana Development Finance Authority Shelby Gravel Incorporated Project (IDR, PNC Bank NA LOC)	0.15	10-1-2017	1,170,000	1,170,000
Indiana HFFA Fayette Memorial Hospital Association Series 2002-A (Health Revenue, U.S. Bank NA LOC)	0.08	10-1-2032	920,000	920,000
Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)	0.08	3-1-2041	1,470,000	1,470,000
St. Joseph County IN Midcorr Land Development LLC Project (IDR, PNC Bank NA LOC)	0.15	10-1-2023	2,180,000	2,180,000
Wabash IN Economic Development Revenue Martin Yale Industries Project Series 1998 (IDR, JPMorgan Chase & Company LOC)	0.31	9-1-2028	2,700,000	2,700,000

				8,440,000

Iowa: 1.20%

Variable Rate Demand Notes ø: 1.20%
Iowa Finance Authority Interwest Project Series 2001 (IDR, CoBank LOC)	0.10	11-1-2016	1,360,000	1,360,000
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (IDR)	0.08	6-1-2039	6,000,000	6,000,000
Iowa Finance Authority Powerfilm Incorporated Project (IDR, Bank of America NA LOC)	0.38	6-1-2028	1,700,000	1,700,000

				9,060,000

Kansas: 0.51%

Variable Rate Demand Notes ø: 0.51%
Olathe KS Insulite Glass Company Incorporated Project Series 2000 (IDR, U.S. Bank NA LOC)	0.16	6-1-2020	735,000	735,000
Olathe KS Integral Senior Living LLC Project (IDR, U.S. Bank NA LOC)	0.16	8-1-2027	3,090,000	3,090,000

				3,825,000

Kentucky: 0.99%

Other Municipal Debt: 0.17%
Kentucky Rural Water Finance Corporation Public Project Series 2012-D-1 (Miscellaneous Revenue)	1.00	10-1-2013	1,300,000	1,301,474

Variable Rate Demand Notes ø: 0.82%
Bardstown KY Industrial Building Linpac Materials Handling Project (IDR, U.S. Bank NA LOC)	0.21	10-1-2019	2,480,000	2,480,000
Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (IDR, Stock Yards Bank & Trust LOC)	0.15	9-1-2022	2,250,000	2,250,000
Logan County KY Solid Waste Disposal Waste Management LLC Project (Resource Recovery Revenue, PNC Bank NA LOC)	0.10	3-1-2021	1,450,000	1,450,000

				6,180,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Louisiana: 2.47%

Variable Rate Demand Notes ø: 2.47%
Calcasieu Parish LA Public Trust Authority WPT Corporation Project (IDR, Bank of America NA LOC)	0.15%	12-1-2027	$1,000,000	$1,000,000
Louisiana HFA Arbor Place Apartments Project Series 2008 (Housing Revenue, FHLMC LIQ)	0.11	3-1-2043	7,910,000	7,910,000
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (IDR)	0.26	12-1-2036	4,000,000	4,000,000
Louisiana Series A-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-31 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.06	5-1-2034	655,000	655,000
Louisiana State Gas & Fuels Tax Series 2377 (Utilities Revenue, FGIC Insured)	0.08	11-1-2013	5,000,000	5,000,000

				18,565,000

Michigan: 4.42%

Other Municipal Debt: 0.23%
Michigan Finance Authority Series 2012-B-1 (Miscellaneous Revenue)	2.00	8-20-2013	1,700,000	1,701,470

Variable Rate Demand Notes ø: 4.19%
Green Lake Township MI Economic Development Corporation (Miscellaneous Revenue, Harris NA LOC)	0.05	6-1-2034	800,000	800,000
Michigan Higher Education Authority Student Loan Royal Bank of Canada Municipal Products Incorporated Trust Certificate Series L-33 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.11	9-1-2026	20,495,000	20,495,000
Michigan Hospital Finance Authority Ascension Health Group Series 2010-8 (Health Revenue) (i)	0.15	11-15-2049	6,100,000	6,100,000
Michigan Hospital Finance Authority Trinity Health Credit Group Series 2011 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-32 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.06	6-1-2020	1,000,000	1,000,000
Michigan State Housing Development Authority Series A (Housing Revenue, AGM Insured)	0.41	4-1-2042	2,600,000	2,600,000
Michigan Strategic Fund Fitz Land LLC Project (IDR, PNC Bank NA LOC)	0.15	8-1-2025	550,000	550,000

				31,545,000

Minnesota: 4.24%

Other Municipal Debt: 0.13%
Minnesota Rural Water Finance Authority Public Project Construction Notes Series 2013 (Water & Sewer Revenue)	1.00	2-1-2014	1,000,000	1,003,509

Variable Rate Demand Notes ø: 4.11%
Becker MN Plymouth Foam Incorporated Project (IDR, U.S. Bank NA LOC)	0.28	5-1-2019	1,335,000	1,335,000
Bloomington MN Refunding MFHR Norlan Partnership Series A-1 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	7-15-2032	5,090,000	5,090,000
Coon Rapids MN Drake Apartments Project A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	6-15-2038	2,755,000	2,755,000
Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	1-15-2038	1,000,000	1,000,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	8-15-2038	400,000	400,000
Hennepin County MN Housing & RDA Stone Arch Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	4-15-2035	2,800,000	2,800,000
Mahtomedi MN Briarcliff Manor Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	6-15-2038	3,645,000	3,645,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Minneapolis MN MacPhail Center for Music Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.08%	8-1-2036	$890,000	$890,000
Minneapolis MN Minnehaha Academy Project (Education Revenue, U.S. Bank NA LOC)	0.08	5-1-2026	568,000	568,000
Minnesota Agriculture & EDA Como Partnership Project Series 1996 (IDR, U.S. Bank NA LOC)	0.20	5-1-2016	690,000	690,000
Minnesota Bond Securitization Trust Certificate Carleton Lofts Project Class A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.21	12-1-2048	7,945,000	7,945,000
Minnesota Bond Securitization Trust Certificate Series S-1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.21	2-1-2027	1,380,000	1,380,000
Minnesota HFA Residential Housing Finance Series C (Miscellaneous Revenue, FHLB SPA)	0.07	7-1-2036	300,000	300,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	6-1-2032	2,140,000	2,140,000

				30,938,000

Mississippi: 0.55%

Variable Rate Demand Notes ø: 0.55%
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series E (IDR)	0.05	12-1-2030	2,250,000	2,250,000
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	2-1-2016	1,900,000	1,900,000

				4,150,000

Missouri: 1.81%

Variable Rate Demand Notes ø: 1.81%
Kansas City MO IDA Ewing Marion Kauffman Foundation Series 1997-A (Miscellaneous Revenue)	0.07	4-1-2027	2,495,000	2,495,000
Missouri Environmental Improvement & Energy Resources Authority (Water & Sewer Revenue) 144A	0.10	12-1-2036	4,400,000	4,400,000
Missouri Housing Development Commission Homeowner Loan Program Series C-1 Clipper Tax-Exempt Certificate Trust Series 2009-12 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.21	3-1-2038	1,000,000	1,000,000
St. Charles County MO IDA Craftsmen Industries Project Series 1998-A (IDR, U.S. Bank NA LOC)	0.18	12-1-2019	3,970,000	3,970,000
St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (IDR, U.S. Bank NA LOC)	0.23	4-1-2026	1,765,000	1,765,000

				13,630,000

Nebraska: 0.57%

Variable Rate Demand Note ø: 0.57%
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.16	9-1-2031	4,310,000	4,310,000

Nevada: 0.20%

Variable Rate Demand Note ø: 0.20%
Clark County NV Airport Revenue Deutsche Bank Spears Series DBE-643 (Airport Revenue, Ambac Insured)	0.16	7-1-2025	1,500,000	1,500,000

New Hampshire: 0.80%

Variable Rate Demand Notes ø: 0.80%
New Hampshire HEFA Southern New Hampshire University (Education Revenue, TD Bank NA LOC)	0.04	1-1-2039	4,000,000	4,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
New Hampshire HFA Single-Family Revenue (Housing Revenue, Bank of America NA SPA) 144A	0.14%	1-1-2037	$2,000,000	$2,000,000

				6,000,000

New Jersey: 2.88%

Variable Rate Demand Notes ø: 2.88%
New Jersey EDA National Gas Company Series C (Utilities Revenue)	0.08	8-1-2041	11,200,000	11,200,000
New Jersey EDA School Facilities Construction Series I Deutsche Bank Spears Series DBE-1151 (Transportation Revenue, Deutsche Bank AG LIQ) 144A	0.11	9-1-2025	2,500,000	2,500,000
New Jersey EDA School Facilities Construction Series NN Deutsche Bank Spears Series DBE-1143X (Miscellaneous Revenue) 144A	0.12	3-1-2029	700,000	700,000
New Jersey TTFA Clipper Tax-Exempt Certificates Trust Series 2009-70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.06	12-15-2023	5,750,000	5,750,000
New Jersey Turnpike Authority Series 2013A Deutsche Bank Spears Series DBE-1153X (Transportation Revenue, Deutsche Bank AG LIQ) 144A	0.11	1-1-2038	1,500,000	1,500,000

				21,650,000

New York: 4.07%

Other Municipal Debt: 0.29%
Metropolitan Transportation Authority New York Credit Enhanced Transportation BAN Series CP-2 Sub Series A (Transportation Revenue)	0.10	9-10-2013	2,200,000	2,200,000

Variable Rate Demand Notes ø: 3.78%
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.09	11-15-2026	1,700,000	1,700,000
New York Dormitory Authority Series 14 Clipper Tax-Exempt Certificate Trust Series 2009-45 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	7-1-2025	6,220,000	6,220,000
New York HFA Rip Van Winkle House Series A (Housing Revenue, FHLMC LIQ)	0.06	11-1-2034	3,700,000	3,700,000
New York Mortgage Agency Series 106 ROC RR-II-R-11708 (Housing Revenue, Citibank NA LIQ) 144A	0.21	10-1-2028	6,340,000	6,340,000
New York NY City Municipal Water Finance Authority (Water & Sewer Revenue, U.S. Bank NA SPA)	0.05	6-15-2043	4,900,000	4,900,000
New York NY Housing Development Corporation MFHR Series 2012-C (Housing Revenue)	0.22	5-1-2045	500,000	500,000
New York NY Municipal Water Finance Authority Residual Interest Bond Trust Series 2013-3WX (Water & Sewer Revenue, Barclays Bank plc LIQ)) 144A	0.07	6-15-2047	1,200,000	1,200,000
New York NY Transitional Finance Authority Revenue Series 2004-B (Tax Revenue)	5.00	8-1-2032	1,600,000	1,600,000
Riverhead NY IDR Central Suffolk Hospital Project Series 2006-A (Health Revenue)	0.09	7-1-2031	1,320,000	1,320,000
Riverhead NY IDR Central Suffolk Hospital Project Series 2006-B (Health Revenue)	0.09	7-1-2031	965,000	965,000

				28,445,000

North Carolina: 1.34%

Variable Rate Demand Notes ø: 1.34%
North Carolina Education Care Community Health Care Facilities University Health Systems of Eastern Carolina Series 2008 B-1 (Health Revenue, Branch Banking & Trust LOC)	0.10	12-1-2036	6,400,000	6,400,000
North Carolina Housing Finance Agency Home Ownership Series 15-C (Housing Revenue, AGM Insured, TD Bank NA SPA)	0.07	7-1-2032	1,025,000	1,025,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (IDR, Branch Banking & Trust LOC)	0.13%	12-1-2026	$2,650,000	$2,650,000

				10,075,000

North Dakota: 4.81%

Other Municipal Debt: 1.43%
Mercer County ND PCR Series 2009-1 (Utilities Revenue)	0.18	8-7-2013	10,300,000	10,300,000
North Dakota Water Finance Corporation Public Projects Construction Series B-2 (Miscellaneous Revenue)	1.00	6-1-2014	500,000	502,978

				10,802,978

Variable Rate Demand Notes ø: 3.38%
North Dakota HFA Home Mortgage Finance Program Series A (Housing Revenue, FHLB SPA)	0.07	1-1-2036	635,000	635,000
North Dakota HFA Home Mortgage Finance Program Series A (Housing Revenue, FHLB SPA)	0.10	7-1-2037	2,735,000	2,735,000
North Dakota HFA Home Mortgage Finance Program Series B (Housing Revenue, FHLB SPA)	0.08	1-1-2030	1,430,000	1,430,000
Traill County ND IDR American Crystal Project (Resource Recovery Revenue, CoBank LOC)	0.11	9-1-2017	20,630,000	20,630,000

				25,430,000

Ohio: 3.57%

Variable Rate Demand Notes ø: 3.57%
Deutsche Bank Spears/Lifers Series 2013 DBE-1151 (Education Revenue) 144A	0.11	12-1-2043	1,100,000	1,100,000
Franklin County OH Lifeline Shelter Systems Project (IDR, Bank One NA LOC)	0.46	10-1-2021	895,000	895,000
JobsOhio Beverage Systems Statewide Liquor Profits Senior Lien Series 2013-A Deutsche Bank Spears Series DBE-1157 (Miscellaneous Revenue) 144A	0.09	1-1-2038	2,800,000	2,800,000
Montgomery County OH Cambridge Commons Apartments Series A (Housing Revenue, FHLB LOC)	0.07	4-1-2038	1,145,000	1,145,000
Ohio Air Quality Development Authority Andersons Marathon Ethanol LLC Project Series 2007 (Resource Recovery Revenue, CoBank LOC)	0.10	3-1-2032	15,000,000	15,000,000
Princeton OH School District MSTR (GO, National Insured, Societe Generale LIQ)	0.11	12-1-2030	1,200,000	1,200,000
Tuscarawas County OH Port Authority Plymouth Incorporated Project (IDR, U.S. Bank NA LOC)	0.13	8-1-2038	4,720,000	4,720,000

				26,860,000

Oklahoma: 1.36%

Variable Rate Demand Notes ø: 1.36%
Oklahoma Development Finance Authority Industrial Development Tracker Marine Project (Miscellaneous Revenue, Bank of America NA LOC)	0.40	3-1-2018	850,000	850,000
Oklahoma Turnpike Authority Series E (Transportation Revenue, JPMorgan Chase & Company SPA)	0.05	1-1-2028	9,400,000	9,400,000

				10,250,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Oregon: 0.57%

Variable Rate Demand Note ø: 0.57%
Port of Portland OR Horizon Air Industries Incorporated Project (Airport Revenue, Bank of America NA LOC)	0.08%	6-15-2027	$4,300,000	$4,300,000

Other: 11.02%

Variable Rate Demand Notes ø: 11.02%
Branch Banking and Trust Series 2040 (Airport Revenue, FGIC Insured, Branch Banking & Trust LIQ)	0.10	10-1-2030	2,900,000	2,900,000
Branch Banking and Trust Series 2054 (Airport Revenue, Ambac Insured, Branch Banking & Trust LIQ)	0.10	10-1-2015	3,000,000	3,000,000
Clipper Tax-Exempt Certificate Trust Series 2007-19 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.21	9-1-2039	5,468,000	5,468,000
Clipper Tax-Exempt Certificate Trust Series 2009-10 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.21	12-1-2035	264,000	264,000
Clipper Tax-Exempt Certificate Trust Series 2009-26 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.21	7-1-2037	724,000	724,000
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.11	5-1-2017	18,002,000	18,002,000
Clipper Tax-Exempt Certified Trust Series 2006-04 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	2-1-2016	4,420,000	4,420,000
FHLMC MFHR Series M019 (Housing Revenue, FHLMC LIQ)	0.10	5-1-2017	17,342,000	17,342,000
FHLMC MFHR Series M021 (Housing Revenue, FHLMC LIQ)	0.10	6-15-2036	22,740,000	22,740,000
FHLMC Multi-Class Mortgage Certificates (Housing Revenue)	0.12	8-15-2045	8,057,220	8,057,220

				82,917,220

Pennsylvania: 5.37%

Variable Rate Demand Notes ø: 5.37%
Allegheny County PA Hospital Development Authority University Pittsburgh Medical Center Revenue Series 2010-B1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-45 (Health Revenue, Royal Bank of Canada LOC) 144A	0.06	3-1-2016	2,400,000	2,400,000
Allegheny County PA Residential Finance Authority Mortgage SFHR Series 2005-SS (Housing Revenue, GNMA/FNMA Insured, PNC Bank NA SPA)	0.11	5-1-2036	1,965,000	1,965,000
Beaver County PA IDA Daily Corporation Project (IDR)	0.20	9-1-2032	6,300,000	6,300,000
Butler County PA IDA Mine Safety Appliances Series A (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.17	5-1-2022	3,000,000	3,000,000
Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-C-14 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.06	12-1-2041	970,000	970,000
Clipper Tax-Exempt Certificate Trust Series 2009-32 Certificate Partner (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.11	1-1-2018	7,650,000	7,650,000
Manheim Township PA School District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-E-28 (GO, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.06	12-12-2014	1,905,000	1,905,000
Pennsylvania EDFA Series D-7 (IDR, PNC Bank NA LOC)	0.13	8-1-2022	1,100,000	1,100,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2006-B (Miscellaneous Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.18	6-1-2015	3,465,000	3,465,000
Pennsylvania Public School Building Authority The School District of Philadelphia Project Series 2003 (Miscellaneous Revenue, AGM Insured)	0.23	6-1-2028	1,000,000	1,000,000
Pennsylvania Turnpike Commission ROC RR-II-R-12259 (Transportation Revenue, BHAC/Ambac Insured, Citibank NA SPA) 144A	0.05	10-1-2013	10,000,000	10,000,000

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Philadelphia PA School District Series A Branch Banking & Trust Municipal Trust Series 2004 (GO, Branch Banking & Trust LOC, Branch Banking & Trust LIQ) 144A	0.07%	1-4-2029	$680,000	$680,000

				40,435,000

Rhode Island: 0.27%

Variable Rate Demand Notes ø: 0.27%
Narragansett Bay RI Commission Wastewater System Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2013 0-60 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.11	9-1-2020	1,400,000	1,400,000
Rhode Island Student Loan Series 3235 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.13	12-1-2023	625,000	625,000

				2,025,000

South Carolina: 2.59%

Other Municipal Debt: 0.84%
York County SC PCR Series 2000-B1 (Utilities Revenue)	0.25	9-3-2013	2,100,000	2,100,000
York County SC PCR Series 2000-B2 (Utilities Revenue)	0.25	9-3-2013	4,200,000	4,200,000

				6,300,000

Variable Rate Demand Notes ø: 1.75%
South Carolina Educational Facilities Authority for Private Non-Profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)	0.09	8-1-2025	2,385,000	2,385,000
South Carolina Jobs EDA Blue Ridge Log Cabins LLC Series 2007 (IDR, Branch Banking & Trust LOC)	0.13	3-1-2032	5,180,000	5,180,000
South Carolina Jobs EDA Bon Secours Health System Incorporated Series 2013 Deutsche Bank Spears Series DBE-1141 (Health Revenue) 144A	0.11	11-1-2029	1,045,000	1,045,000
South Carolina Jobs EDA South Carolina Generating Company Incorporated Project (IDR, Branch Banking & Trust LOC)	0.10	12-1-2038	4,600,000	4,600,000

				13,210,000

Tennessee: 0.13%

Variable Rate Demand Note ø: 0.13%
Pulaski & Giles County TN Lomar Development Company Project (IDR, U.S. Bank NA LOC)	0.15	1-1-2017	1,010,000	1,010,000

Texas: 12.08%

Other Municipal Debt: 3.06%
Dallas Area Rapid Transit Series I (Tax Revenue)	0.16	9-9-2013	2,000,000	2,000,000
Dallas Area Rapid Transit Series I (Tax Revenue)	0.16	10-16-2013	1,000,000	1,000,000
Texas PFA Series 2003 (Miscellaneous Revenue)	0.16	8-7-2013	3,000,000	3,000,000
Texas TRAN Series 2012 (Miscellaneous Revenue) ##	2.50	8-30-2013	17,000,000	17,031,058

				23,031,058

Variable Rate Demand Notes ø: 9.02%
Brazos River Harbor TX Naval District BASF Corporation Project (IDR)	0.20	5-1-2036	500,000	500,000
Clipper Tax Exempt Certificate Series 2013-9A (Transportation Revenue, State Street Bank & Trust Company LIQ) 144A%%	0.06	4-1-2053	2,500,000	2,500,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Dallam County TX Industrial Development Corporation Economic Development Revenue Dalhart Jersey Ranch Incorporated Series 2008 (Resource Recovery Revenue)	0.09%	8-1-2039	$1,700,000	$1,700,000
First Rio Grande TX Regional Water Authority Economic Development Corporation Rio Grande Valley Sugar Project Series 2010 (IDR, CoBank LOC)	0.07	3-1-2032	845,000	845,000
Gulf Coast TX Waste Disposal Authority American Acryl LP Project (Resource Recovery Revenue, Bank of Tokyo-Mitsubishi LOC)	0.11	5-1-2038	5,000,000	5,000,000
Harris County TX Health Facilities Development Authority Hermann Healthcare Series A-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-27 (Health Revenue, Royal Bank of Canada LOC, AGM Insured, Royal Bank of Canada LIQ) 144A	0.06	6-1-2027	1,000,000	1,000,000
Harris County TX Industrial Development Corporation Deer Park Refining LP Series 2002 (Resource Recovery Revenue)	0.08	3-1-2023	3,750,000	3,750,000
Houston TX Water & Sewer System Revenue Series 2001-B P-PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA SPA)	0.12	12-1-2023	1,800,000	1,800,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (IDR)	0.20	4-1-2033	5,000,000	5,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (IDR)	0.07	6-1-2041	5,000,000	5,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (IDR)	0.07	3-1-2042	11,000,000	11,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series 2010 Sub Series 2010A (IDR)	0.06	4-1-2040	850,000	850,000
Port Corpus Christi TX Flint Hills Resources Project Series 2006 (Resource Recovery Revenue)	0.07	1-1-2030	8,500,000	8,500,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.07	4-1-2028	5,500,000	5,500,000
San Marcos TX Industrial Development Corporation Butler Manufacturing Company Project (IDR, Bank of America NA LOC)	0.26	4-1-2015	6,250,000	6,250,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.36	12-15-2026	7,559,689	7,559,689
Texas Turnpike Authority Capital Appreciation 1st Tier Revenue Series 2002-A Deutsche Bank Spears Lifers Trust Series DB-329 (Transportation Revenue, Ambac Insured)	0.14	8-15-2029	1,155,000	1,155,000

				67,909,689

Utah: 0.21%

Variable Rate Demand Note ø: 0.21%
Juab County UT Intermountain Farmers Association Project (IDR, CoBank LOC)	0.10	10-1-2021	1,600,000	1,600,000

Vermont: 0.14%

Variable Rate Demand Note ø: 0.14%
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007-A (Health Revenue, TD Bank NA LOC)	0.04	10-1-2034	1,065,000	1,065,000

Virginia: 1.43%

Variable Rate Demand Notes ø: 1.43%
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.14	5-15-2042	1,980,000	1,980,000
Norfolk VA EDA Sentara Healthcare Series 2010-C (Health Revenue) (i)	0.18	11-1-2034	6,000,000	6,000,000
Salem VA IDA MFHR Oak Park Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	8-15-2043	2,745,000	2,745,000

				10,725,000

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Washington: 1.37%

Variable Rate Demand Notes ø: 1.37%
Squaxin Island Tribe A Washington Tribal Infrastructure Revenue Series 2008-B (Miscellaneous Revenue, Bank of America NA LOC)	0.18%	5-1-2028	$1,000,000	$1,000,000
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (IDR, Northwest Farm Credit LOC)	0.10	9-1-2021	3,300,000	3,300,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	5-15-2035	1,590,000	1,590,000
Washington Municipal Securities Trust Receipts Series 1996 SGB-13 (Tax Revenue, Societe Generale LIQ)	0.11	5-1-2018	1,940,000	1,940,000
Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource Recovery Revenue, Northwest Farm Credit LOC)	0.10	8-1-2026	2,500,000	2,500,000

				10,330,000

Wisconsin: 2.43%

Other Municipal Debt: 0.13%
Wisconsin Rural Water Construction Loan Program BAN Series 2012 (Water & Sewer Revenue)	1.00	10-1-2013	1,000,000	1,001,116

Variable Rate Demand Notes ø: 2.30%
Belgium WI Trimen Industries Incorporated Project Series 2006 (Miscellaneous Revenue, U.S. Bank NA LOC)	0.18	2-1-2026	3,385,000	3,385,000
Manitowoc WI CDA Regency House Project (Housing Revenue, Bank First National LOC)	0.29	11-1-2020	1,295,000	1,295,000
Newton WI Stecker Machine Company Incorporated Project Series 2001 (IDR, FHLB LOC)	0.13	9-1-2021	1,795,000	1,795,000
Sheboygan WI Alaark Manufacturing Corporation Project Series 2000 (IDR, U.S. Bank NA LOC)	0.14	12-1-2021	1,385,000	1,385,000
Sheboygan WI Vortex Liquid Color Project (IDR, Bank First National LOC)	0.09	11-1-2020	1,240,000	1,240,000
Two Rivers WI Riverside Foods Incorporated Project (IDR, Bank First National LOC)	0.10	12-1-2022	1,640,000	1,640,000
Wisconsin Housing & Economic Development Authority Series C (Housing Revenue)	0.41	9-1-2023	2,000,000	2,000,000
Wisconsin Housing & EDFA Series 2879 (Housing Revenue, JPMorgan Chase & Company LIQ)	0.13	3-1-2015	1,120,000	1,120,000
Wisconsin Housing & EDFA Zero Zone Incorporated Project Series 1999 (IDR, U.S. Bank NA LOC)	0.25	8-1-2019	3,420,000	3,420,000

				17,280,000

Total Municipal Obligations (Cost $757,736,364)				757,736,364

Total investments in securities (Cost $757,736,364) *	100.68%	757,736,364
Other assets and liabilities, net	(0.68)	(5,127,610)

Total net assets	100.00%	$752,608,754

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security

##	All or a portion of this security has been segregated for when-issued securities.

%%	Security issued on a when-issued basis.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—July 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	19

Assets
Investments in unaffiliated securities, at amortized cost	$757,736,364
Cash	62,795
Receivable for investments sold	5,410,048
Receivable for Fund shares sold	184,789
Receivable for interest	797,409
Receivable from adviser	327,651
Prepaid expenses and other assets	89,343

Total assets	764,608,399

Liabilities
Dividends payable	5,568
Payable for investments purchased	10,904,347
Payable for Fund shares redeemed	277,277
Distribution fees payable	104,831
Due to other related parties	148,978
Accrued expenses and other liabilities	558,644

Total liabilities	11,999,645

Total net assets	$752,608,754

NET ASSETS CONSIST OF
Paid-in capital	$752,670,202
Overdistributed net investment income	(124,052)
Accumulated net realized gains on investments	62,604

Total net assets	$752,608,754

COMPUTATION OF NET ASSET VALUE PRICE PER SHARE[1]
Net assets – Class A	$13,757,555
Shares outstanding – Class A	13,776,185
Net asset value per share – Class A	$1.00
Net assets – Institutional Class	$85,009,653
Shares outstanding – Institutional Class	85,011,103
Net asset value per share – Institutional Class	$1.00
Net assets – Investor Class	$154,513,476
Shares outstanding – Investor Class	154,528,191
Net asset value per share – Investor Class	$1.00
Net assets – Service Class	$153,254,562
Shares outstanding – Service Class	153,268,075
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$346,073,508
Shares outstanding – Sweep Class	346,119,066
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Municipal Money Market Fund	Statement of operations—six months ended July 31, 2013 (unaudited)

Investment income
Interest	$735,369

Expenses
Advisory fee	1,210,127
Administration fees
Fund level	201,688
Class A	100,287
Institutional Class	10,003
Investor Class	194,163
Service Class	88,381
Sweep Class	426,735
Shareholder servicing fees
Class A	113,962
Investor Class	193,162
Service Class	183,878
Sweep Class	484,926
Distribution fees
Sweep Class	678,897
Custody and accounting fees	19,933
Professional fees	6,484
Registration fees	5,927
Shareholder report expenses	9,204
Trustees’ fees and expenses	2,388
Other fees and expenses	7,260

Total expenses	3,937,405
Less: Fee waivers and/or expense reimbursements	(3,241,230)

Net expenses	696,175

Net investment income	39,194

Net realized gains on investments	62,950

Net increase in net assets resulting from operations	$102,144

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Municipal Money Market Fund	21

	Six months ended July 31, 2013 (unaudited)		Year ended January 31, 2013

Operations
Net investment income		$39,194		$115,325
Net realized gains on investments		62,950		113,431

Net increase in net assets resulting from operations		102,144		228,756

Distributions to shareholders from
Net investment income
Class A		(4,560)		(10,368)
Institutional Class		(2,293)		(10,518)
Investor Class		(7,768)		(17,115)
Service Class		(7,366)		(13,786)
Sweep Class		(19,400)		(63,538)
Net realized gains
Class A		0		(24,698)
Institutional Class		0		(5,623)
Investor Class		0		(35,564)
Service Class		0		(31,389)
Sweep Class		0		(110,783)

Total distributions to shareholders		(41,387)		(323,382)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	115,227,710	115,227,710	380,825,049	380,825,049
Institutional Class	244,705,839	244,705,839	370,760,599	370,760,599
Investor Class	28,782,121	28,782,121	56,000,653	56,000,653
Service Class	47,527,275	47,527,275	116,905,337	116,905,337
Sweep Class	374,501	374,501	5,146,101	5,146,101

		436,617,446		929,637,739

Reinvestment of distributions
Class A	4,427	4,427	33,200	33,200
Institutional Class	2,293	2,293	16,141	16,141
Investor Class	7,347	7,347	50,853	50,853
Service Class	1,629	1,629	11,259	11,259
Sweep Class	19,400	19,400	174,321	174,321

		35,096		285,774

Payment for shares redeemed
Class A	(259,881,914)	(259,881,914)	(324,516,581)	(324,516,581)
Institutional Class	(179,409,663)	(179,409,663)	(368,962,126)	(368,962,126)
Investor Class	(33,100,049)	(33,100,049)	(77,100,401)	(77,100,401)
Service Class	(43,181,360)	(43,181,360)	(87,311,550)	(87,311,550)
Sweep Class	(98,728,741)	(98,728,741)	(481,032,245)	(481,032,245)

		(614,301,727)		(1,338,922,903)

Net decrease in net assets resulting from capital share transactions		(177,649,185)		(408,999,390)

Total decrease in net assets		(177,588,428)		(409,094,016)

Net assets
Beginning of period		930,197,182		1,339,291,198

End of period		$752,608,754		$930,197,182

Overdistributed net investment income		$(124,052)		$(121,859)

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31
CLASS A		2013	2012	2011[1]	2010[1]	2009[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.03%	0.02%	0.01%	0.08%	1.63%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.83%	0.82%	0.84%	0.86%	0.84%
Net expenses	0.18%	0.21%	0.22%	0.35%	0.61%	0.81%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.09%	1.58%
Supplemental data
Net assets, end of period (000s omitted)	$13,758	$158,400	$102,082	$130,539	$149,162	$329,511

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Municipal Money Market Fund.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Municipal Money Market Fund	23

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.07%	0.05%	0.09%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.44%	0.44%	0.45%
Net expenses	0.16%	0.19%	0.19%	0.20%
Net investment income	0.02%	0.04%	0.06%	0.16%
Supplemental data
Net assets, end of period (000s omitted)	$85,010	$19,709	$17,896	$106,186

1.	For the period from July 9, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31
INVESTOR CLASS		2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.03%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.86%	0.85%	0.89%
Net expenses	0.17%	0.22%	0.22%	0.35%
Net investment income	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$154,513	$158,812	$179,884	$209,041

1.	For the period from July 9, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Municipal Money Market Fund	25

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31
SERVICE CLASS		2013	2012	2011[1]	2010[1]	2009[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.03%	0.02%	0.01%	0.20%	1.94%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.73%	0.72%	0.64%	0.56%	0.54%
Net expenses	0.17%	0.22%	0.21%	0.35%	0.46%	0.51%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.23%	1.88%
Supplemental data
Net assets, end of period (000s omitted)	$153,255	$148,896	$119,313	$96,341	$154,410	$265,743

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Municipal Money Market Fund.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31
SWEEP CLASS		2013	2012	2011[1]	2010[1]	2009[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.03%	0.02%	0.01%	0.03%	1.34%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.18%	1.18%	1.17%	1.15%	1.15%
Net expenses	0.17%	0.23%	0.23%	0.35%	0.63%	1.11%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.03%	1.29%
Supplemental data
Net assets, end of period (000s omitted)	$346,074	$444,380	$920,116	$3,233,532	$3,527,022	$2,485,601

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class S of Evergreen Municipal Money Market Fund.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	27

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Municipal Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

28	Wells Fargo Advantage Municipal Money Market Fund	Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2013, the Fund had $346 of current year deferred post-October capital losses, which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended July 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase. For the six months ended July 31, 2013, the advisory fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	29

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Sweep Class	0.22%
Institutional Class	0.08
Investor Class	0.25
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.20% for Institutional Class shares, 0.64% for Investor Class shares, and 0.45% for Service Class shares and 1.00% for Sweep Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average of the average daily net assets for Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Investor Class, Service Class and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

30	Wells Fargo Advantage Municipal Money Market Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	31

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

32	Wells Fargo Advantage Municipal Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	33

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Municipal Money Market Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”) and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was in range of the median performance of the Universe for all periods under review.

34	Wells Fargo Advantage Municipal Money Market Fund	Other information (unaudited)

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the operating expense ratio of the Fund was in range of the median net operating expense ratios of the expense Group for the Institutional Class, but that the operating expense ratios of the Fund were higher than the median net operating expense ratios of the expense Groups for all other classes. Funds Management advised the Board that the expense Group medians reflected voluntary waivers, whereas the Fund’s expense ratios did not reflect voluntary waivers. The Board noted that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were in range of the median net operating expense ratios of the expense Groups. The Board also viewed favorably the fact that the net operating expense cap of the Fund’s Sweep Class was lowered by five basis points in 2012. The Board and Funds Management agreed to extend the net operating expense caps for all of the Fund’s share classes until 2014.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were higher than the median rates for the Fund’s expense Groups for all share classes except the Service Class. However, the Board viewed favorably the fact that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were in range of the median net operating expense ratios of the expense Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Other information (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	35

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

36	Wells Fargo Advantage Municipal Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

218831 09-13 SA308/SAR308 7-13

Wells Fargo Advantage

Municipal Cash Management Money Market Fund

Semi-Annual Report

July 31, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $226 billion in assets under management, as of July 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We continue to believe that most investors can benefit from adhering to a well-diversified, high-quality investment strategy that is focused on liquidity and capital preservation.

As we gain clarity in the coming months regarding potential changes to the regulation of money market funds, we will provide further communications to you about them.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Municipal Cash Management Money Market Fund for the six-month period that ended July 31, 2013. The past six months were marked by accommodative central bank policies, low interest rates, and regulatory uncertainty. Despite the challenges of a changing market landscape, we continue to believe that most investors can benefit from adhering to a well-diversified, high-quality investment strategy that is focused on liquidity and capital preservation.

Short-term interest rates remained low.

Monetary policy remained accommodative. The Federal Open Market Committee (FOMC) did not make any changes to its policy of keeping the target for the federal funds rate near zero or its asset purchase program of buying agency mortgage-backed securities and Treasury securities. However, Federal Reserve (Fed) Chairman Ben Bernanke roiled bond markets on June 19, after the previous day’s FOMC’s meeting, by indicating that tapering of its bond-buying program could begin later this year and that it could end as soon as mid-2014. Despite Chairman Bernanke’s comments on the potential for tapering of the bond-buying program, the Fed’s official statement reaffirmed its program of buying agency mortgage-backed securities at a pace of $40 billion per month and longer-term Treasury securities at a pace of $45 billion per month to “maintain downward pressure on longer-term interest rates, support mortgage markets, and help make broader financial conditions more accommodative.”

Anchored by the Fed’s accommodative monetary policy of holding its targeted federal funds rate near zero, short-term interest rates remained ultra low during the period. While longer-term interest rates rose late in the period, the combination of strong demand and limited supply of money market securities further exacerbated the low level of short-term interest rates throughout the period. A main reason that overall supply of money-market-eligible securities continued to decrease was due to issuers choosing to issue long-term debt to take advantage of low interest rates.

Despite interest rates remaining low, investors remained involved in this money markets because yield was only one component driving their investment choices. More often, safety, diversification1, and liquidity have been higher-value propositions to these investors, factors that were not diminished by Fed policy or technical developments.

Money market regulations remained under review.

Regulators remained concerned about potential systemic risk from money market funds in the event of another financial crisis and sought further revisions to regulations governing money market funds in order to mitigate that risk. In June, the U.S. Security and Exchange Commission (SEC) proposed the following changes: 1) a floating net asset value (NAV) rather than a $1.00 stable NAV for prime institutional money market funds (prime retail money market funds and government money market funds could continue to maintain a stable $1.00 NAV under the proposal); 2) liquidity fees and redemption gates for money market funds other than government funds; or 3) a combination of these two measures. The SEC is also considering changes to portfolio diversification, stress testing, and disclosure requirements for all money market funds. Wells Fargo Funds Management, LLC intends to submit a comment letter on the proposals to the SEC. As we gain clarity in the coming months regarding potential changes to the regulation of money market funds, we will provide further communications to you about them.

1.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to shareholders (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

David D. Sylvester

James Randazzo

Average annual total returns1 (%) as of July 31, 2013

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Administrator Class (WUCXX)	7-9-2010	0.05	0.36	1.40	0.36	0.30
Institutional Class (EMMXX)	11-20-1996	0.06	0.39	1.42	0.24	0.20
Service Class (EISXX)	11-25-1996	0.05	0.27	1.23	0.53	0.45

Fund yield summary[3] (%) as of July 31, 2013	Administrator Class	Institutional Class	Service Class
7-day current yield	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website, wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT).

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	5

Revenue source distribution[4] as of July 31, 2013

Weighted average maturity[6] as of July 31, 2013
15 days

Weighted average final maturity[7] as of July 31, 2013
15 days

Effective maturity distribution[5] as of July 31, 2013

1.	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, and has not been adjusted to include the higher expenses applicable to Administrator Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Institutional Municipal Money Market Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through May 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.23)%, (0.11)%, and (0.40)% for Administrator Class, Institutional Class, and Service Class, respectively.

4.	Revenue source distribution is subject to change and is calculated based on the total investments of the Fund.

5.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

6.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes.

7.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes.

6	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2013 to July 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2013	Ending account value 7-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Administrator Class
Actual	$1,000.00	$1,000.05	$0.84	0.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85	0.17%
Institutional Class
Actual	$1,000.00	$1,000.09	$0.79	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$0.80	0.16%
Service Class
Actual	$1,000.00	$1,000.05	$0.84	0.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85	0.17%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 100.05%

Alabama: 0.29%

Variable Rate Demand Note ø: 0.29%
Chatom AL IDA Board Gulf Opportunity Zone Power South Energy Cooperative Projects Series 2011 (IDR)	0.21%	8-1-2041	$4,500,000	$4,500,000

Alaska: 1.14%

Variable Rate Demand Note ø: 1.14%
Alaska Student Loan Corporation Series B-1 (Education Revenue, State Street Bank & Trust Company LOC)	0.10	12-1-2043	17,435,000	17,435,000

Arizona: 0.98%

Variable Rate Demand Note ø: 0.98%
Mesa AZ Utility System Clipper Tax-Exempt Certificate Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	7-1-2024	15,000,000	15,000,000

Arkansas: 0.02%

Variable Rate Demand Note ø: 0.02%
Arkansas Development Finance Authority Stratton Seed Company Project (IDR, Bank of America NA LOC)	0.50	3-1-2014	300,000	300,000

California: 6.72%

Other Municipal Debt: 1.73%
California School Cash Reserve Program Authority Series 2013-X (Miscellaneous Revenue)	2.00	10-1-2013	4,000,000	4,012,064
Los Angeles County CA Capital Asset Leasing Corporation Series B (Lease Revenue)	0.09	9-10-2013	2,100,000	2,100,000
Los Angeles County CA Schools Pooled Financing Program TRAN Series B-2 (Miscellaneous Revenue)	2.00	11-29-2013	2,700,000	2,713,867
Los Angeles County CA Schools Pooled Financing Program TRAN Series B-3 (Miscellaneous Revenue)	2.00	11-29-2013	1,000,000	1,005,301
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-6 (Miscellaneous Revenue)	2.00	12-31-2013	1,000,000	1,007,257
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-8 (Miscellaneous Revenue)	2.00	1-31-2014	7,500,000	7,561,172
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-9 (Miscellaneous Revenue)	2.00	1-31-2014	2,500,000	2,519,372
Los Angeles County CA Series A (Miscellaneous Revenue)	2.00	2-28-2014	2,600,000	2,627,430
San Diego CA Unified School District Series A-1 (Miscellaneous Revenue)	2.00	1-31-2014	3,000,000	3,027,569

				26,574,032

Variable Rate Demand Notes ø: 4.99%
ABAG Finance Authority for Nonprofit Corporation California MFHR Acton Courtyard Series A (Housing Revenue, FHLMC LIQ)	0.06	4-1-2037	1,300,000	1,300,000
ABAG Finance Authority for Nonprofit Corporation California MFHR Fine Arts Building Projects Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	7-15-2035	100,000	100,000
Anaheim CA Housing Authority Cobblestone Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	3-15-2033	3,580,000	3,580,000
California CDA Gas Supply Series 2010 (Utilities Revenue, Royal Bank of Canada SPA)	0.05	11-1-2040	13,635,000	13,635,000
California CDA Grande Apartments Series TT (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	12-15-2034	1,925,000	1,925,000

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
California CDA MFHR Canyon Country Apartments Series M (Housing Revenue, FHLMC LIQ)	0.05%	12-1-2034	$200,000	$200,000
California CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	8-1-2031	14,340,000	14,340,000
California HFFA Catholic Healthcare West Series 2005-H (Health Revenue, Sumitomo Mitsui Banking LOC)	0.04	7-1-2035	10,000,000	10,000,000
California HFFA Presbyterian Homes & Services Incorporated Series 2004 (Health Revenue, Union Bank NA LOC)	0.06	7-1-2034	3,700,000	3,700,000
Elsinore Valley CA Municipal Water District COP Series 2008-B (Water & Sewer Revenue, U.S. Bank NA LOC)	0.07	7-1-2035	3,100,000	3,100,000
Los Angeles County CA CDA MFHR Met Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	12-15-2024	635,000	635,000
Modesto CA MFHR Live Oak Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	9-15-2024	3,775,000	3,775,000
Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	5-15-2034	7,700,000	7,700,000
San Francisco CA City & County Airports Commission Series 36A (Airport Revenue, U.S. Bank NA LOC)	0.05	5-1-2026	1,800,000	1,800,000
San Jose CA MFHR Raintree Apartments Series A (Housing Revenue, FHLMC LIQ)	0.08	2-1-2038	10,600,000	10,600,000

				76,390,000

Colorado: 1.04%

Variable Rate Demand Notes ø: 1.04%
Arapahoe County CO Cottrell Printing Project (IDR, KeyBank NA LOC)	0.21	10-1-2019	2,000,000	2,000,000
Colorado Agricultural Development Authority Hunter Ridge Dairy Project (Resource Recovery Revenue, CoBank LOC)	0.10	11-1-2042	4,750,000	4,750,000
Colorado HFA Class II Series B-3 (Housing Revenue, Royal Bank of Canada SPA)	0.07	5-1-2038	9,250,000	9,250,000

				16,000,000

Connecticut: 0.23%

Variable Rate Demand Note ø: 0.23%
Connecticut Municipal Electric Energy Cooperative Power Supply System Series 2013-A Deutsche Bank Spears Series DBE-1164 (Utilities Revenue) 144A	0.11	1-1-2038	3,510,000	3,510,000

Delaware: 0.44%

Variable Rate Demand Notes ø: 0.44%
Delaware Housing Authority ROC RR-II-R-1165 (Housing Revenue, GNMA/FNMA/FHLMC Insured, Citibank NA LIQ) 144A	0.31	1-1-2016	6,735,000	6,735,000

District of Columbia: 0.88%

Other Municipal Debt: 0.88%
District of Columbia (GO)	2.00	9-30-2013	13,500,000	13,540,721

Florida: 9.17%

Other Municipal Debt: 1.30%
JEA Florida Electric System Series 00-A (Utilities Revenue)	0.13	8-14-2013	10,600,000	10,600,000
JEA Florida Electric System Series F-1 (Utilities Revenue)	0.12	8-29-2013	5,000,000	5,000,000
JEA Florida Electric System Series F-2 (Utilities Revenue)	0.12	8-15-2013	4,300,000	4,300,000

				19,900,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 7.87%
Alachua County FL HFA MFHR University Cove Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09%	6-15-2034	$5,395,000	$5,395,000
Duval County FL HFA Mortgage Camri Green Apartments (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	11-15-2036	6,700,000	6,700,000
Florida HFA Vizcaya Villas Project Series 1996-M (Housing Revenue, Royal Bank of Canada LIQ) 144A	0.08	7-25-2015	5,420,000	5,420,000
Florida Housing Finance Corporation Brook Haven Apartments Multi-Family Mortgage Project Series 2006-H (Miscellaneous Revenue, FNMA Insured, FNMA LIQ)	0.08	4-15-2039	6,295,000	6,295,000
Florida Municipal Power Agency All Requirements Power Supply Series 2008-C (Utilities Revenue, Bank of America NA LOC)	0.08	10-1-2035	20,100,000	20,100,000
Greater Orlando FL Aviation Authority Flight Safety International Project Series A (Airport Revenue)	0.06	10-1-2023	9,105,000	9,105,000
Greater Orlando FL Aviation Authority Flight Safety International Project Series A (Airport Revenue)	0.06	10-1-2035	2,160,000	2,160,000
Hillsborough County FL School Board Master Lease Program JPMorgan PUTTER Series 4128 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.10	4-22-2014	21,285,000	21,285,000
Jacksonville FL HFA MFHR Christine Cove Apartments (Housing Revenue, California Bank & Trust LOC)	0.09	9-15-2038	1,430,000	1,430,000
Miami-Dade County FL IDA Reflectone Incorporated Project Series 2000-A (IDR, Royal Bank of Canada LOC)	0.09	3-1-2024	11,000,000	11,000,000
Orange County FL HFA Landings on Millenia Boulevard Apartments Project Series 2002-A (Housing Revenue, FNMA LOC)	0.09	8-15-2035	7,060,000	7,060,000
Orange County FL HFA MFHR Marbella Pointe Series 2007-A (Housing Revenue, FHLB LOC, JPMorgan Chase & Company LIQ)	0.08	4-15-2040	7,650,000	7,650,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue)	0.16	11-15-2033	1,000,000	1,000,000
West Palm Beach FL Utilities Systems Series 2008-C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.30	10-1-2038	16,000,000	16,000,000

				120,600,000

Georgia: 1.81%

Variable Rate Demand Notes ø: 1.81%
Atkinson & Coffee Counties GA Joint Development Authority Solid Waste Langboard Incorporated Project Series 2008 (Resource Recovery Revenue, CoBank LOC)	0.10	11-1-2033	16,800,000	16,800,000
Atlanta GA Housing Authority Villages at Carver Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	12-15-2039	3,325,000	3,325,000
Dekalb County GA Water & Sewer Revenue Series 2006-B ROC RR-II-R-11900 (Water & Sewer Revenue, AGM Insured, Citibank NA LIQ) 144A	0.12	4-1-2023	3,000,000	3,000,000
Metropolitan Atlanta GA Rapid Transit Authority Trust Class A (Tax Revenue, Societe Generale LOC, Ambac Insured, Societe Generale LIQ) 144A	0.16	7-1-2020	4,600,000	4,600,000

				27,725,000

Illinois: 5.94%

Other Municipal Debt: 0.62%
Illinois Educational Facilities Authority NorthShore Health System & Other Instructions Series 1995 (Education Revenue)	0.14	8-6-2013	9,400,000	9,400,000

Variable Rate Demand Notes ø: 5.32%
Chicago IL (Tax Revenue, JPMorgan Chase & Company SPA)	0.27	1-1-2034	1,400,000	1,400,000
Chicago IL Enterprise Center Project Series IX (IDR, Bank of America NA LOC)	0.32	6-1-2022	3,146,000	3,146,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Chicago IL Enterprise Center Project Series X (IDR, LaSalle Bank NA LOC)	0.32%	6-1-2022	$4,300,000	$4,300,000
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.08	1-1-2035	14,615,000	14,615,000
Chicago IL Royal Bank of Canada Municipal Products Incorporated Trust Series O-6 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.18	1-1-2041	7,985,000	7,985,000
Chicago IL Sub Series 04-3 (Water & Sewer Revenue, State Street Bank & Trust Company LOC)	0.15	11-1-2031	600,000	600,000
Chicago IL Waterworks Revenue Sub Series 2001-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.27	11-1-2030	8,500,000	8,500,000
Chicago IL Waterworks Revenue Sub Series 2001-2 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.27	11-1-2030	5,600,000	5,600,000
Illinois Finance Authority Advocate Health Care Network Series 2011-B (Health Revenue) (i)	0.18	4-1-2051	5,000,000	5,000,000
Illinois Finance Authority Resurrection Health Care Series 2005-B (Health Revenue, JPMorgan Chase & Company LOC)	0.06	5-15-2035	10,100,000	10,100,000
Illinois Finance Authority Toyal America Incorporated Project (IDR, Bank of Tokyo-Mitsubishi LOC)	0.10	6-1-2017	5,200,000	5,200,000
Illinois Toll Highway Authority Series A1 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.44	1-1-2031	2,000,000	2,000,000
Illinois Toll Highway Authority Series A2 (Transportation Revenue, AGM Insured, PNC Bank NA SPA)	0.44	1-1-2031	10,000,000	10,000,000
Southwestern Illinois IDA Mattingly Lumber Project Series 2005-A (IDR, First Bank LOC)	0.21	12-1-2035	3,080,000	3,080,000

				81,526,000

Indiana: 2.40%

Variable Rate Demand Notes ø: 2.40%
Gary IN Grant Street Project (IDR, JPMorgan Chase & Company LOC)	0.14	7-1-2034	5,555,000	5,555,000
Indiana Finance Authority Midwestern Disaster Relief Revenue Ohio Valley Electric Corporation Project Series B (Utilities Revenue, Sumitomo Mitsui Banking LOC)	0.05	6-1-2040	11,500,000	11,500,000
Indiana HEFA ROC RR-11-R-11460 (Health Revenue, AGM Insured, Citibank NA LIQ)	0.21	5-1-2016	2,850,000	2,850,000
Saint Joseph County IN Grace Christian Schools Project (Miscellaneous Revenue, Bank of New York Mellon LOC)	0.35	12-1-2016	725,000	725,000
Spencer County IN American Iron Oxide Company Project (IDR, Bank of Tokyo-Mitsubishi LOC)	0.26	9-1-2018	8,600,000	8,600,000
Valparaiso IN EDA Task Force Tips Incorporated Project (Miscellaneous Revenue, Harris NA LOC)	0.12	5-1-2033	7,470,000	7,470,000

				36,700,000

Iowa: 0.45%

Variable Rate Demand Notes ø: 0.45%
Des Moines IA Elliot Aviation Project (Airport Revenue, U.S. Bank NA LOC)	0.08	8-1-2027	2,850,000	2,850,000
Iowa HFA SFHR Series N (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.07	1-1-2039	3,780,000	3,780,000
Scott County IA Nichols Aluminum Recycling Project (Resource Recovery Revenue, U.S. Bank NA LOC)	0.71	6-1-2014	200,000	200,000

				6,830,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Kansas: 0.14%

Variable Rate Demand Note ø: 0.14%
Nemaha County KS Midwest AG Services LLC Project (IDR, CoBank LOC)	0.10%	11-1-2020	$2,070,000	$2,070,000

Kentucky: 0.45%

Other Municipal Debt: 0.17%
Kentucky Rural Water Finance Corporation Public Project Series 2012-D-1 (Miscellaneous Revenue)	1.00	10-1-2013	2,700,000	2,703,062

Variable Rate Demand Note ø: 0.28%
Hopkins County KY Industrial Building J-Lok Corporation Project Series 2007 (IDR, PNC Bank NA LOC)	0.10	10-1-2017	4,250,000	4,250,000

Louisiana: 0.94%

Variable Rate Demand Notes ø: 0.94%
Ascension Parish LA BASF Corporation Project (IDR)	0.20	3-1-2025	7,900,000	7,900,000
Ascension Parish LA BASF Corporation Project (IDR)	0.20	12-1-2028	1,200,000	1,200,000
Calcasieu Parish LA Public Trust Authority WPT Corporation Project (IDR, Bank of America NA LOC)	0.15	12-1-2027	4,600,000	4,600,000
Louisiana Series A-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-31 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.06	5-1-2034	655,000	655,000

				14,355,000

Maryland: 0.06%

Variable Rate Demand Note ø: 0.06%
Baltimore County MD Maryvale Preparatory School Facilities Project Series 2005-A (Education Revenue)	0.11	12-3-2035	970,000	970,000

Massachusetts: 0.10%

Variable Rate Demand Note ø: 0.10%
Massachusetts Industrial Finance Agency Constitution Project (Miscellaneous Revenue, TD Bank NA LOC)	0.24	6-1-2018	1,500,000	1,500,000

Michigan: 5.00%

Other Municipal Debt: 0.41%
Michigan Finance Authority Series 2012-B-1 (Miscellaneous Revenue)	2.00	8-20-2013	6,300,000	6,305,336

Variable Rate Demand Notes ø: 4.59%
Michigan Higher Education Authority Student Loan Royal Bank of Canada Municipal Products Trust Incorporated Certificate Series L-33 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.11	9-1-2026	20,000,000	20,000,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.15	11-15-2049	5,200,000	5,200,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.15	11-15-2049	6,030,000	6,030,000
Michigan Hospital Finance Authority Trinity Health Credit Group Series 2011 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-32 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.06	6-1-2020	2,000,000	2,000,000
Michigan Housing Development Authority AMT Series A (Housing Revenue, AGM Insured)	0.41	4-1-2042	12,255,000	12,255,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Michigan Housing Development Authority AMT Series C (Housing Revenue, JPMorgan Chase & Company SPA)	0.11%	4-1-2042	$7,030,000	$7,030,000
Michigan Housing Development Authority AMT Series C (Housing Revenue, JPMorgan Chase & Company SPA)	0.11	10-1-2042	17,755,000	17,755,000

				70,270,000

Minnesota: 2.99%

Other Municipal Debt: 0.07%
Minnesota Rural Water Finance Authority Public Project Construction Notes Series 2013 (Water & Sewer Revenue)	1.00	2-1-2014	1,100,000	1,103,860

Variable Rate Demand Notes ø: 2.92%
Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	1-15-2038	15,865,000	15,865,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	8-15-2038	750,000	750,000
Minneapolis MN Minnehaha Academy Project (Education Revenue, U.S. Bank NA LOC)	0.08	5-1-2026	981,000	981,000
Minnesota Bond Securitization Trust Certificate Carleton Lofts Project Class A (Housing Revenue, U.S. Bank NA LOC)	0.21	12-1-2048	300,000	300,000
Minnesota Bond Securitization Trust Certificate Series S-1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.21	2-1-2027	1,420,000	1,420,000
Minnesota HEFAR MacAlester College Series 5-Q (Education Revenue)	0.12	3-1-2033	5,110,000	5,110,000
Minnesota HFA Residential Housing Finance Agency Series C (Miscellaneous Revenue, FHLB SPA)	0.07	7-1-2036	11,700,000	11,700,000
Minnesota HFA Residential Housing Finance Agency Series C (Housing Revenue, FHLB LIQ)	0.07	7-1-2048	6,000,000	6,000,000
Plymouth MN At The Lake Apartments Project (Housing Revenue, FHLMC LIQ)	0.09	8-1-2034	1,900,000	1,900,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	6-1-2032	700,000	700,000

				44,726,000

Missouri: 1.15%

Variable Rate Demand Notes ø: 1.15%
Kansas City MO IDA Ewing Marion Kauffman Foundation Series 2001 (Miscellaneous Revenue)	0.07	4-1-2027	4,700,000	4,700,000
Missouri Development Finance Board Ewing Marion Kauffman Foundation Project Series 2007-A (Miscellaneous Revenue)	0.07	6-1-2037	3,475,000	3,475,000
Missouri Environmental Improvement & Energy Resources Authority (Water & Sewer Revenue) 144A	0.10	12-1-2036	7,835,000	7,835,000
Missouri Housing Development Commission Homeowner Loan Program Series C-1 Clipper Tax-Exempt Certificate Trust Series 2009-12 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.21	3-1-2038	1,622,000	1,622,000

				17,632,000

Montana: 0.23%

Variable Rate Demand Note ø: 0.23%
Clipper Tax-Exempt Certified Trust Series 2009-22 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.18	12-1-2036	3,575,000	3,575,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Nebraska: 0.40%

Variable Rate Demand Note ø: 0.40%
Nebraska Investment Finance Authority Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.16%	9-1-2031	$6,190,000	$6,190,000

Nevada: 1.00%

Variable Rate Demand Notes ø: 1.00%
Clark County NV Airport Revenue Deutsche Bank Spears Series DBE-643 (Airport Revenue, Ambac Insured)	0.16	7-1-2025	5,660,000	5,660,000
Nevada Housing Development Authority MFHR Vintage at Laughlin Apartments Project (Housing Revenue, East West Bank LOC, FHLB SPA)	0.06	4-15-2041	9,660,000	9,660,000

				15,320,000

New Hampshire: 2.52%

Variable Rate Demand Notes ø: 2.52%
Clipper Tax-Exempt Certified Trust Series 2005-03 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.18	1-1-2036	6,430,000	6,430,000
New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue) 144A	0.06	6-1-2039	139	139
New Hampshire HEFA FHA Healthcare Issue Series 2009 JPMorgan PUTTER Series 3648 (Health Revenue, JPMorgan Chase & Company LIQ) 144A	0.16	10-1-2017	4,950,000	4,950,000
New Hampshire HEFA Southern New Hampshire University (Education Revenue, TD Bank NA LOC)	0.04	1-1-2039	14,200,000	14,200,000
New Hampshire HFA SFHR (Housing Revenue, Bank of America NA SPA) 144A	0.14	1-1-2037	13,045,000	13,045,000

				38,625,139

New Jersey: 1.74%

Variable Rate Demand Notes ø: 1.74%
New Jersey EDA National Gas Company Series C (Utilities Revenue)	0.08	8-1-2041	17,900,000	17,900,000
New Jersey EDA School Facilities Construction Series I Deutsche Bank Spears Series DBE-1151 (Transportation Revenue, Deutsche Bank AG LIQ) 144A	0.11	9-1-2025	4,810,000	4,810,000
New Jersey EDA School Facilities Construction Series NN Deutsche Bank Spears Series DBE-1143X (Miscellaneous Revenue) 144A	0.12	3-1-2029	1,400,000	1,400,000
New Jersey Turnpike Authority Series 2013-A Deutsche Bank Spears Series DBE-1153X (Transportation Revenue, Deutsche Bank AG LIQ) 144A	0.11	1-1-2038	2,500,000	2,500,000

				26,610,000

New York: 3.91%

Other Municipal Debt: 0.28%
Metropolitan Transportation Authority New York Credit Enhanced Transportation BAN Series CP-2 Sub Series A (Transportation Revenue)	0.10	9-10-2013	4,225,000	4,225,000

Variable Rate Demand Notes ø: 3.63%
New York HFA Prospect Plaza Apartments Series A (Housing Revenue, Citibank NA LOC)	0.11	11-1-2039	5,275,000	5,275,000
New York HFA Rip Van Winkle House Series A (Housing Revenue, FHLMC LIQ)	0.06	11-1-2034	7,000,000	7,000,000
New York HFA ROC RR-II-R-11700 Series B (Housing Revenue, Citibank NA LIQ) 144A	0.26	5-1-2038	6,810,000	6,810,000
New York Mortgage Agency Homeowner ROC RR-II-R-11704 (Housing Revenue, Citibank NA LIQ) 144A	0.21	10-1-2031	4,215,000	4,215,000
New York Mortgage Agency Homeowner Series 71 ROC RR-II-R-11706 (Housing Revenue, Citibank NA LIQ) 144A	0.21	10-1-2024	255,000	255,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
New York Mortgage Agency Series 106 ROC RR-II-R-11708 (Housing Revenue, Citibank NA LIQ) 144A	0.21%	10-1-2028	$8,885,000	$8,885,000
New York NY City Municipal Water Finance Authority (Water & Sewer Revenue, U.S. Bank NA SPA)	0.05	6-15-2043	10,000,000	10,000,000
New York NY PUTTER/DRIVER Trust Series 3381 (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	0.12	10-1-2023	1,295,000	1,295,000
New York NY Housing Development Corporation MFHR Series 2012-C (Housing Revenue)	0.22	5-1-2045	1,000,000	1,000,000
New York NY Municipal Water Finance Authority Residual Interest Bond Trust Series 2013-3WX (Water & Sewer Revenue, Barclays Bank plc LIQ)) 144A	0.07	6-15-2047	2,300,000	2,300,000
New York NY Transitional Finance Authority Revenue Series 2004-B (Tax Revenue)	5.00	8-1-2032	3,000,000	3,000,000
Riverhead NY IDA Central Suffolk Hospital Project Series 2006-C (Health Revenue)	0.09	7-1-2017	1,595,000	1,595,000
Riverhead NY IDR Central Suffolk Hospital Project Series 2006-A (Health Revenue)	0.09	7-1-2031	2,075,000	2,075,000
Riverhead NY IDR Central Suffolk Hospital Project Series 2006-B (Health Revenue)	0.09	7-1-2031	1,950,000	1,950,000

				55,655,000

North Carolina: 2.58%

Variable Rate Demand Notes ø: 2.58%
North Carolina Housing Finance Agency Home Ownership Series 15-C (Housing Revenue, AGM Insured, TD Bank NA SPA)	0.07	7-1-2032	5,760,000	5,760,000
North Carolina Housing Finance Agency Home Ownership Series 3191 (Housing Revenue, Morgan Stanley Bank LIQ) 144A	0.14	7-1-2039	5,810,000	5,810,000
North Carolina Medical Care Commission Health Care Facilities University Health Systems of Eastern Carolina Series 2008 B-1 (Health Revenue, Branch Banking & Trust LOC)	0.10	12-1-2036	13,500,000	13,500,000
Raleigh-Durham NC Airport Authority JPMorgan PUTTER/DRIVER Trust Series 2012 (Airport Revenue, BHAC/FGIC Insured, JPMorgan Chase & Company LIQ) 144A	0.11	5-1-2015	14,440,000	14,440,000

				39,510,000

North Dakota: 3.88%

Other Municipal Debt: 1.14%
Mercer County ND PCR Series 2009-1 (Utilities Revenue)	0.18%	8-7-2013	$15,900,000	$15,900,000
North Dakota Water Finance Corporation Public Projects Construction Series B-2 (Miscellaneous Revenue)	1.00	6-1-2014	1,500,000	1,508,934

				17,408,934

Variable Rate Demand Notes ø: 2.74%
Mandan ND IDA Cloverdale Foods Company Project (IDR, BNC National Bank LOC)	0.26	12-1-2022	2,035,000	2,035,000
North Dakota HFA Home Mortgage Finance Program Series A (Housing Revenue, FHLB SPA)	0.07	7-1-2024	13,100,000	13,100,000
North Dakota HFA Home Mortgage Finance Program Series A (Housing Revenue, FHLB SPA)	0.07	1-1-2036	1,545,000	1,545,000
North Dakota HFA Home Mortgage Finance Program Series A (Housing Revenue, FHLB SPA)	0.10	7-1-2037	15,690,000	15,690,000
Richland County ND Recovery Zone Project Series 2010-C (IDR, CoBank LOC)	0.07	11-1-2028	3,000,000	3,000,000
Trail County ND IDR American Crystal Project (Resource Recovery Revenue, CoBank LOC)	0.11	9-1-2019	6,700,000	6,700,000

				42,070,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Ohio: 3.35%

Variable Rate Demand Notes ø: 3.35%
Deutsche Bank Spears/Lifers Series 2013 DBE-1151 (Education Revenue) 144A	0.11%	12-1-2043	$2,000,000	$2,000,000
JobsOhio Beverage Systems Statewide Liquor Profits Senior Lien Series 2013-A Deutsche Bank Spears Series DBE-1157 (Miscellaneous Revenue) 144A	0.09	1-1-2038	12,220,000	12,220,000
Ohio Air Quality Development Authority Andersons Marathon Ethanol LLC Project Series 2007 (Resource Recovery Revenue, CoBank LOC)	0.10	9-1-2037	34,500,000	34,500,000
Princeton OH School District MSTR (GO, National Insured, Societe Generale LIQ)	0.11	12-1-2030	2,600,000	2,600,000

				51,320,000

Oregon: 0.18%

Variable Rate Demand Note ø: 0.18%
Oregon Veterans Welfare Series 85 (Tax Revenue, U.S. Bank NA SPA)	0.05	6-1-2041	2,700,000	2,700,000

Other: 10.16%

Variable Rate Demand Notes ø: 10.16%
Branch Banking & Trust Series 2040 (Airport Revenue, FGIC Insured, Branch Banking & Trust LIQ)	0.10	10-1-2030	7,025,000	7,025,000
Branch Banking & Trust Series 2054 (Airport Revenue, Ambac Insured, Branch Banking & Trust LIQ)	0.10	10-1-2015	7,110,000	7,110,000
Clipper Tax-Exempt Certified Trust Series 2004-10 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.21	12-1-2035	306,000	306,000
Clipper Tax-Exempt Certified Trust Series 2005-30 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.21	6-1-2038	6,480,000	6,480,000
Clipper Tax-Exempt Certified Trust Series 2005-31 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.21	1-1-2036	4,450,000	4,450,000
Clipper Tax-Exempt Certified Trust Series 2006-02 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.21	10-1-2036	7,435,000	7,435,000
Clipper Tax-Exempt Certified Trust Series 2006-06 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.21	7-1-2037	4,401,000	4,401,000
Clipper Tax-Exempt Certified Trust Series 2006-10 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.21	9-1-2013	775,000	775,000
Clipper Tax-Exempt Certified Trust Series 2007-14 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.21	1-1-2038	8,675,000	8,675,000
Clipper Tax-Exempt Certified Trust Series 2007-40 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.21	7-1-2036	1,692,000	1,692,000
Clipper Tax-Exempt Certified Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.11	5-1-2017	25,242,000	25,242,000
Clipper Tax-Exempt Certified Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.11	2-15-2028	2,000,000	2,000,000
FHLMC MFHR Series M019 Class A (Housing Revenue, FHLMC LIQ)	0.10	1-15-2047	981,000	981,000
FHLMC MFHR Series M021 Class A (Housing Revenue, FHLMC LIQ)	0.10	6-15-2036	9,970,000	9,970,000
FHLMC Multi-Class Mortgage Certificates (Housing Revenue)	0.12	8-15-2045	21,485,920	21,485,920
FHLMC Series M002 Class A (Housing Revenue)	0.12	1-15-2047	4,280,964	4,280,964
FHLMC Series M008 Class A (Housing Revenue)	0.12	2-15-2035	19,205,963	19,205,964
FHLMC Series M020 Class A (Housing Revenue, FHLMC LIQ)	0.10	11-15-2036	24,034,000	24,034,000

				155,548,848

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania: 2.81%

Variable Rate Demand Notes ø: 2.81%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series 2010-B1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-45 (Health Revenue, Royal Bank of Canada LOC) 144A	0.06%	3-1-2016	$5,300,000	$5,300,000
Allegheny County PA IDA United Jewish Federation Project Series 1996-A (Health Revenue, PNC Bank NA LOC)	0.07	10-1-2026	2,987,000	2,987,000
Beaver County PA IDA Daily Corporation Project (IDR)	0.20	9-1-2032	2,000,000	2,000,000
Butler County PA IDA Mine Safety Appliances Series B (Miscellaneous Revenue)	0.17	5-1-2022	1,000,000	1,000,000
Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-C-14 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.06	12-1-2041	100,000	100,000
Clipper Tax-Exempt Certificate Trust Series 2009-32 Certificate Partner (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.11	1-1-2018	2,400,000	2,400,000
Deutsche Bank Spears Lifers Trust Series DBE-1171 (Miscellaneous Revenue) 144A	0.11	8-15-2037	5,770,000	5,770,000
Franconia Township PA IDA Ashers Chocolate Project Series A (IDR, Commerce Bank NA LOC)	0.21	5-1-2017	985,000	985,000
JPMorgan Chase PUTTERS/DRIVERS Trust Series 4298Z (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	0.12	4-1-2029	2,325,000	2,325,000
Lancaster PA IDA Purple Crow Partners LLC Project (IDR, U.S. Bank NA LOC)	0.09	9-1-2026	2,745,000	2,745,000
Pennsylvania EDFA Fitzpatrick Container Company Project (IDR, PNC Bank NA LOC)	0.13	12-1-2023	1,400,000	1,400,000
Pennsylvania EDFA Ganflec Corporation Project Series E (IDR, PNC Bank NA LOC)	0.15	11-1-2019	1,900,000	1,900,000
Pennsylvania EDFA Series B2 (IDR, PNC Bank NA LOC)	0.19	8-1-2014	100,000	100,000
Pennsylvania EDFA Series G10 (Miscellaneous Revenue, PNC Bank NA LOC)	0.13	12-1-2025	2,000,000	2,000,000
Pennsylvania EDFA Series J1 (IDR, PNC Bank NA LOC)	0.19	5-1-2015	200,000	200,000
Pennsylvania HEFA Association of Independent Colleges & Universities of Pennsylvania Finance Program University of Scranton Project Series 1999-E-3 (Education Revenue, PNC Bank NA LOC)	0.07	11-1-2014	4,150,000	4,150,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2003 (Miscellaneous Revenue, AGM Insured)	0.23	6-1-2028	4,700,000	4,700,000
Pennsylvania Turnpike Commission Series 2011-C-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-22 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.06	12-1-2038	2,500,000	2,500,000
Philadelphia PA IDA 1100 Walnut Street Project (Health Revenue, PNC Bank NA LOC)	0.20	12-1-2014	450,000	450,000

				43,012,000

Rhode Island: 0.18%

Variable Rate Demand Note ø: 0.18%
Narragansett Bay RI Commission Wastewater System Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2013-0-60 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.11	9-1-2020	2,800,000	2,800,000

South Carolina: 1.11%

Other Municipal Debt: 0.98%
York County SC Electric Membership Corporation Project Series B (Utilities Revenue)	0.25	9-3-2013	1,000,000	1,000,000
York County SC PCR Series 2000-B1 (Utilities Revenue)	0.25	9-3-2013	4,700,000	4,700,000
York County SC PCR Series 2000-B2 (Utilities Revenue)	0.25	9-3-2013	9,400,000	9,400,000

				15,100,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Note ø: 0.13%
South Carolina Jobs EDA Bon Secours Health System Incorporated Series 2013 Deutsche Bank Spears Series DBE-1141 (Health Revenue) 144A	0.11%	11-1-2029	$1,960,000	$1,960,000

South Dakota: 0.10%

Variable Rate Demand Note ø: 0.10%
Grant County SD Mill Valley LLC Project (IDR, Farm Credit Services America LOC)	0.10	7-1-2037	1,600,000	1,600,000

Texas: 17.78%

Other Municipal Debt: 3.06%
Dallas TX Area Rapid Transit Series I (Tax Revenue)	0.16	9-9-2013	3,000,000	3,000,000
Dallas TX Area Rapid Transit Series I (Tax Revenue)	0.16	10-16-2013	2,000,000	2,000,000
Texas PFA Series 2003 (Miscellaneous Revenue)	0.16	8-7-2013	4,800,000	4,800,000
Texas TRAN Series 2012 (Miscellaneous Revenue)	2.50	8-30-2013	37,000,000	37,067,664

				46,867,664

Variable Rate Demand Notes ø: 14.72%
Clipper Tax Exempt Certificate Series 2013-9A (Transportation Revenue, State Street Bank & Trust Company LIQ) 144A	0.06	4-1-2053	5,500,000	5,500,000
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificate Trust 2009-52 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	10-1-2018	1,460,000	1,460,000
Deutsche Bank Spears Lifers Trust Series DBE-1172X (Airport Revenue) 144A	0.11	11-1-2037	11,520,000	11,520,000
First Rio Grande TX Regional Water Authority Economic Development Corporation Rio Grande Valley Sugar Project Series 2010 (IDR, CoBank LOC)	0.07	3-1-2032	2,415,000	2,415,000
Gulf Coast TX Waste Disposal Authority American Acryl LP Project (Resource Recovery Revenue, Bank of Tokyo-Mitsubishi LOC)	0.11	5-1-2038	14,000,000	14,000,000
Harris County TX Industrial Development Corporation Deer Park Refining LP Series 2002 (Resource Recovery Revenue)	0.08	3-1-2023	14,550,000	14,550,000
Harris County TX Industrial Development Corporation Deer Park Refining LP Series 2004-A (Resource Recovery Revenue)	0.06	3-1-2023	6,950,000	6,950,000
Houston TX Water & Sewer System Revenue Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA SPA)	0.12	12-1-2023	3,600,000	3,600,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (IDR)	0.20	5-1-2033	7,900,000	7,900,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project Class A (IDR)	0.20	4-1-2037	15,000,000	15,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (IDR)	0.07	3-1-2042	31,500,000	31,500,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series 2010 Sub Series 2010B (IDR)	0.06	4-1-2040	7,400,000	7,400,000
Port Arthur TX Navigation District of Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-C (IDR)	0.07	4-1-2027	3,000,000	3,000,000
Port Corpus Christi TX Flint Hills Resources Project Series 2006 (Resource Recovery Revenue)	0.07	1-1-2030	3,500,000	3,500,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.07	4-1-2028	14,000,000	14,000,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2005 (Resource Recovery Revenue)	0.07	1-1-2030	15,000,000	15,000,000
Port of Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series 2010 Sub Series 2010A (IDR)	0.06	4-1-2040	3,225,000	3,225,000

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Port of Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series 2010 Sub Series 2010D (IDR)	0.06%	11-1-2040	$15,000,000	$15,000,000
San Antonio TX Education Facilities Corporation St. Anthony Catholic High School (Education Revenue, JPMorgan Chase & Company LOC)	0.08	12-1-2023	1,610,000	1,610,000
Texas Department of Housing & Community Affairs SFHR Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured)	0.08	9-1-2038	29,225,000	29,225,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.36	12-15-2026	16,197,698	16,197,698
Texas Turnpike Authority 1st Tier Revenue Series 2002-A Deutsche Bank Spears Lifers Trust Series DB-329 (Transportation Revenue, Ambac Insured)	0.14	8-15-2029	3,000,000	3,000,000

				225,552,698

Vermont: 0.63%

Variable Rate Demand Notes ø: 0.63%
Vermont HFA Series A (Housing Revenue, AGM Insured, Bank of New York Mellon SPA)	0.30	5-1-2037	4,200,000	4,200,000
Vermont HFA Series C (Housing Revenue, AGM Insured, Bank of New York Mellon SPA)	0.30	11-1-2037	5,500,000	5,500,000

				9,700,000

Virginia: 1.02%

Variable Rate Demand Notes ø: 1.02%
Chesterfield County VA IDA Super Radiator Coils Project Series A (IDR, Marshall & Ilsley Bank LOC)	0.12	4-1-2026	2,800,000	2,800,000
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.14	5-15-2042	6,935,000	6,935,000
Norfolk VA EDA Sentara Healthcare Series 2010-B (Health Revenue) (i)	0.18	11-1-2034	5,875,000	5,875,000

				15,610,000

Washington: 0.70%

Variable Rate Demand Notes ø: 0.70%
Squaxin Island Tribe WA Tribal Infrastructure Revenue Series 2008-B (Miscellaneous Revenue, Bank of America NA LOC)	0.18	5-1-2028	1,500,000	1,500,000
Washington Housing Finance Commission Deer Run West Apartment Project A (Housing Revenue, Mizuho Corporate Bank LOC)	0.12	6-15-2037	5,200,000	5,200,000
Washington MSTR Series 1996 SGB-13 (Tax Revenue, Societe Generale LIQ)	0.11	5-1-2018	4,035,000	4,035,000

				10,735,000

West Virginia: 0.44%

Variable Rate Demand Notes ø: 0.44%
West Virginia EDA Collins Hardwood Company LLC (Miscellaneous Revenue, CoBank LOC)	0.10	10-1-2017	4,000,000	4,000,000
West Virginia EDA Collins Hardwood Company LLC (Miscellaneous Revenue, American AgCredit LOC)	0.10	10-1-2031	2,700,000	2,700,000

				6,700,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin: 1.18%

Other Municipal Debt: 0.10%
Wisconsin Rural Water Construction Loan Program BAN Series 2012 (Water & Sewer Revenue)	1.00%	10-1-2013	$1,500,000	$1,501,675

Variable Rate Demand Notes ø: 1.08%
Menomonee Falls WI Mero Structures Incorporated Project (IDR, U.S. Bank NA LOC)	0.12	9-1-2021	1,310,000	1,310,000
West Bend WI Bestech Tool Corporation Project Series A (IDR, U.S. Bank NA LOC)	0.71	9-1-2019	630,000	630,000
Wisconsin Clipper Tax-Exempt Certificate Trust Series 2009-36 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	5-1-2020	5,000,000	5,000,000
Wisconsin Housing & EDA Series C (Housing Revenue)	0.41	9-1-2035	1,200,000	1,200,000
Wisconsin Housing & EDA Series C (Housing Revenue)	1.00	9-1-2023	8,500,000	8,500,000

				16,640,000

Wyoming: 1.81%

Variable Rate Demand Notes ø: 1.81%
Wyoming CDA AMT Series 2 (Housing Revenue, FNMA LOC, State Street Bank & Trust Company SPA)	0.08	12-1-2037	6,000,000	6,000,000
Wyoming CDA AMT Series 2 (Housing Revenue, Bank of New York Mellon SPA)	0.08	12-1-2038	10,000,000	10,000,000
Wyoming CDA AMT Series 4 (Housing Revenue, FNMA LOC, State Street Bank & Trust Company SPA)	0.08	12-1-2035	4,735,000	4,735,000
Wyoming CDA AMT Series 6 (Housing Revenue, Bank of New York Mellon SPA)	0.08	12-1-2037	7,000,000	7,000,000

				27,735,000

Total Municipal Obligations (Cost $1,532,822,969)				1,532,822,969

Total investments in securities (Cost $1,532,822,969) *	100.05%	1,532,822,969
Other assets and liabilities, net	(0.05)	(840,412)

Total net assets	100.00%	$1,531,982,557

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Statement of assets and liabilities—July 31, 2013 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$1,532,822,969
Cash	985
Receivable for investments sold	25,354,656
Receivable for interest	1,752,921
Receivable from adviser	61,578
Prepaid expenses and other assets	47,035

Total assets	1,560,040,144

Liabilities
Dividends payable	10,832
Payable for investments purchased	27,517,992
Payable for Fund shares redeemed	13,994
Due to related parties	173,470
Accrued expenses and other liabilities	341,299

Total liabilities	28,057,587

Total net assets	$1,531,982,557

NET ASSETS CONSIST OF
Paid-in capital	$1,531,860,494
Accumulated net realized gains on investments	122,063

Total net assets	$1,531,982,557

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Administrator Class	$3,534,631
Shares outstanding – Administrator Class	3,534,360
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$1,392,068,641
Shares outstanding – Institutional Class	1,391,954,188
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$136,379,285
Shares outstanding – Service Class	136,368,938
Net asset value per share – Service Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended July 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	21

Investment income
Interest	$1,325,133

Expenses
Advisory fee	756,363
Administration fees
Fund level	378,182
Administrator Class	1,752
Institutional Class	550,524
Service Class	79,746
Shareholder servicing fees
Administrator Class	1,752
Service Class	124,011
Custody and accounting fees	49,173
Professional fees	3,806
Registration fees	9,919
Shareholder report expenses	400
Trustees’ fees and expenses	103
Other fees and expenses	20,581

Total expenses	1,976,312
Less: Fee waivers and/or expense reimbursements	(776,650)

Net expenses	1,199,662

Net investment income	125,471

Net realized gains on investments	115,855

Net increase in net assets resulting from operations	$241,326

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Statement of changes in net assets

	Six months ended July 31, 2013 (unaudited)		Year ended January 31, 2013

Operations
Net investment income		$125,471		$793,779
Net realized gains on investments		115,855		437,654

Net increase in net assets resulting from operations		241,326		1,231,433

Distributions to shareholders from
Net investment income
Administrator Class		(175)		(383)
Institutional Class		(118,651)		(775,348)
Service Class		(6,645)		(18,048)
Net realized gains
Administrator Class		0		(1,248)
Institutional Class		0		(567,204)
Service Class		0		(56,711)

Total distributions to shareholders		(125,471)		(1,418,942)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Institutional Class	2,922,497,436	2,922,497,436	6,969,178,814	6,969,178,814
Service Class	309,420,253	309,420,253	413,221,773	413,221,773

		3,231,917,689		7,382,400,587

Reinvestment of distributions
Administrator Class	175	175	1,631	1,631
Institutional Class	17,546	17,546	242,034	242,034
Service Class	3,777	3,777	37,820	37,820

		21,498		281,485

Payment for shares redeemed
Institutional Class	(3,097,267,978)	(3,097,267,978)	(7,740,276,264)	(7,740,276,264)
Service Class	(313,366,927)	(313,366,927)	(486,346,297)	(486,346,297)

		(3,410,634,905)		(8,226,622,561)

Net decrease in net assets resulting from capital share transactions		(178,695,718)		(843,940,489)

Total decrease in net assets		(178,579,863)		(844,127,998)

Net assets
Beginning of period		1,710,562,420		2,554,690,418

End of period		$1,531,982,557		$1,710,562,420

Undistributed net investment income		$0		$0

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Municipal Cash Management Money Market Fund	23

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.05%	0.02%	0.03%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.36%	0.38%
Net expenses	0.17%	0.22%	0.24%	0.30%
Net investment income	0.01%	0.01%	0.01%	0.07%
Supplemental data
Net assets, end of period (000s omitted)	$3,535	$3,534	$3,533	$9,627

1.	For the period from July 9, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31			Year ended February 28
INSTITUTIONAL CLASS		2013	2012	2011[1,2]	2010[1]	2009[1]	2008[1,3]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [4]	0.00 [4]	0.00 [4]	0.00 [4]	0.00 [4]	0.02	0.03
Net realized gains (losses) on investments	0.00 [4]	0.00 [4]	0.00 [4]	0.00 [4]	(0.00)[4]	0.00 [4]	0.00 [4]

Total from investment operations	0.00 [4]	0.00 [4]	0.00 [4]	0.00 [4]	0.00 [4]	0.02	0.03
Distributions to shareholders from
Net investment income	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.02)	(0.03)
Net realized gains	0.00	(0.00)[4]	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.02)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[5]	0.01%	0.08%	0.05%	0.16%	0.40%	2.20%	3.49%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.24%	0.24%	0.24%	0.23%	0.22%	0.21%
Net expenses	0.16%	0.19%	0.19%	0.21%	0.23%	0.22%	0.21%
Net investment income	0.02%	0.04%	0.06%	0.18%	0.40%	2.10%	3.44%
Supplemental data
Net assets, end of period (000s omitted)	$1,392,069	$1,566,716	$2,337,778	$4,115,192	$4,580,024	$6,154,387	$5,671,591

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Institutional Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Institutional Municipal Money Market Fund.

2.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

3.	Year ended February 29.

4.	Amount is less than $0.005.

5.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Municipal Cash Management Money Market Fund	25

(For a share outstanding throughout each period)

	Six months ended July 31, 2013 (unaudited)	Year ended January 31			Year ended February 28
SERVICE CLASS		2013	2012	2011[1,2]	2010[1]	2009[1]	2008[1,3]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00 [4]	0.00 [4]	(0.00)[4]	0.00 [4]	0.00 [4]	0.02	0.03
Net realized gains (losses) on investments	0.00 [4]	0.00 [4]	0.00 [4]	0.00 [4]	(0.00)[4]	0.00 [4]	0.00 [4]

Total from investment operations	0.00 [4]	0.00 [4]	0.00 [4]	0.00 [4]	0.00 [4]	0.02	0.03
Distributions to shareholders from
Net investment income	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.02)	(0.03)
Net realized gains	0.00	(0.00)[4]	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.02)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[5]	0.00%	0.05%	0.01%	0.01%	0.20%	1.95%	3.23%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.48%	0.50%	0.50%	0.48%	0.47%	0.46%
Net expenses	0.17%	0.22%	0.25%	0.37%	0.44%	0.47%	0.46%
Net investment income (loss)	0.01%	0.01%	(0.01)%	0.01%	0.21%	1.85%	3.16%
Supplemental data
Net assets, end of period (000s omitted)	$136,379	$140,313	$213,380	$312,671	$564,325	$830,779	$732,031

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Institutional Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class IS of Evergreen Institutional Municipal Money Market Fund.

2.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

3.	Year ended February 29

4.	Amount is less than $0.005.

5.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Municipal Cash Management Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to financial statements (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	27

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended July 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual

28	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Notes to financial statements (unaudited)

fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.30% for Administrator Class shares, 0.20% for Institutional Class shares, and 0.45% for Service Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class of the Fund is charged a fee at an annual rate of 0.25% of its average daily net assets. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	29

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

30	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	31

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

32	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Municipal Cash Management Money Market Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”) and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Institutional Class) was in range of the median performance of the Universe for all periods under review.

Other information (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	33

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the operating expense ratios of the Fund were higher than the median net operating expense ratios of the expense Groups except for the Institutional Class. Funds Management advised the Board that the expense Group medians reflected voluntary waivers, whereas the Fund’s expense ratios did not reflect voluntary waivers. The Board noted that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were in range of the median net operating expense ratios of the expense Groups. The Board and Funds Management agreed to extend the net operating expense caps for all of the Fund’s share classes until 2014.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the median rates of the Fund’s expense Groups for all classes except the Administrator Class whose Management Rate was higher than the median rate of its respective expense Group. The Board viewed favorably the fact that when the Fund’s expense ratios were adjusted to reflect voluntary fee waivers, the net operating expense ratio of the Administrator Class was lower than the median net operating expense ratio of its respective expense Group.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

34	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Other information (unaudited)

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of abbreviations	Wells Fargo Advantage Municipal Cash Management Money Market Fund	35

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

218830 09-13 SA307/SAR307 7-13

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for Wells Fargo Advantage Money Market Fund and Wells Fargo Advantage National Tax-Free Money Market Fund, are filed under this Item.

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Money Market Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 27.82%
ANZ Banking Group London	0.10%	8-1-2013	$20,000,000	$20,000,000
Banco Del Estado De Chile ±	0.26	10-7-2013	10,000,000	10,000,000
Bank of Montreal	0.18	8-28-2013	20,000,000	20,000,000
Bank of Montreal	0.18	9-12-2013	20,000,000	20,000,000
Bank of Montreal	0.19	10-11-2013	41,000,000	41,000,000
Bank of Montreal	0.20	10-17-2013	15,000,000	15,000,000
Bank of Nova Scotia	0.21	11-1-2013	15,000,000	15,000,000
Bank of Tokyo-Mitsubishi LLC	0.26	9-11-2013	7,000,000	7,000,074
Barclays Bank plc ±	0.77	12-12-2013	38,000,000	38,000,000
Barclays Bank plc ±	0.88	9-30-2013	13,000,000	13,000,000
China Construction Bank Corporation	0.30	8-6-2013	26,000,000	26,000,000
China Construction Bank Corporation	0.30	8-7-2013	20,000,000	20,000,000
China Construction Bank Corporation ±	0.44	8-26-2013	26,000,000	26,000,000
Credit Agricole	0.11	8-1-2013	60,000,000	60,000,000
Credit Agricole	0.23	8-2-2013	7,000,000	7,000,000
Credit Industriel & Commercial New York	0.11	8-1-2013	34,000,000	34,000,000
Credit Industriel & Commercial New York	0.15	8-2-2013	25,000,000	25,000,000
Credit Suisse New York ±	0.99	8-5-2013	2,000,000	2,000,178
DBS Bank Limited	0.19	8-1-2013	50,000,000	50,000,000
DNB Nor Bank ASA	0.09	8-1-2013	21,000,000	21,000,000
DNB Nor Bank ASA	0.23	8-6-2013	7,000,000	7,000,000
Mitsubishi Trust & Bank Corporation	0.21	10-28-2013	24,000,000	24,000,000
Mizuho Bank Limited	0.16	8-9-2013	10,000,000	10,000,000
National Australia Bank Limited ±	1.47	1-30-2014	14,000,000	14,081,047
National Australia Bank Limited ±	1.52	1-17-2014	10,000,000	10,056,199
National Bank of Kuwait	0.14	8-1-2013	25,000,000	25,000,000
Natixis Corporation	0.14	8-1-2013	20,000,000	20,000,000
Natixis Corporation	0.23	8-2-2013	11,000,000	11,000,000
Natixis Corporation	0.23	8-2-2013	10,000,000	10,000,000
Nordea Bank plc	0.18	9-17-2013	16,000,000	16,000,000
Nordea Bank plc	0.18	10-2-2013	10,000,000	10,000,000
Nordea Bank plc	0.20	11-15-2013	8,000,000	8,000,000
Nordea Bank plc ±	1.12	8-7-2013	5,000,000	5,000,794
Norinchukin Bank	0.12	8-5-2013	21,000,000	21,000,000
Norinchukin Bank	0.19	8-27-2013	15,000,000	15,000,000
Norinchukin Bank	0.23	10-7-2013	10,000,000	10,000,000
Norinchukin Bank	0.23	10-16-2013	18,000,000	18,000,000
Norinchukin Bank	0.23	10-23-2013	2,000,000	2,000,000
Norinchukin Bank	0.23	10-24-2013	5,000,000	5,000,000
Oversea-Chinese Banking Corporation Limited	0.18	10-24-2013	2,000,000	1,999,907
Royal Bank of Canada ±	0.30	6-24-2014	10,000,000	10,000,000
Royal Bank of Canada ±	0.32	8-6-2013	7,000,000	7,000,000
Royal Bank of Canada ±	0.33	8-12-2013	16,000,000	16,000,000
Skandinaviska Enskilda Banken AG	0.29	12-20-2013	9,000,000	9,000,174
Skandinaviska Enskilda Banken AG ±	0.54	12-3-2013	40,000,000	40,000,000
Societe Generale	0.13	8-1-2013	27,000,000	27,000,000
Standard Chartered Bank	0.22	8-29-2013	10,000,000	10,000,000
Standard Chartered Bank	0.22	9-19-2013	3,000,000	3,000,081
Standard Chartered Bank	0.22	9-30-2013	15,000,000	15,000,000
Sumitomo Mitsui Banking Corporation	0.22	10-10-2013	14,000,000	14,000,000

2	Wells Fargo Advantage Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Sumitomo Mitsui Banking Corporation	0.22%	10-17-2013	$14,000,000	$14,000,000
Sumitomo Mitsui Banking Corporation	0.23	8-16-2013	12,000,000	12,000,000
Sumitomo Mitsui Banking Corporation	0.23	8-20-2013	10,000,000	10,000,000
Sumitomo Mitsui Banking Corporation	0.23	9-6-2013	5,000,000	5,000,100
Sumitomo Mitsui Banking Corporation ±	0.23	8-19-2013	15,000,000	15,000,000
Sumitomo Trust & Banking Corporation	0.16	8-14-2013	10,000,000	10,000,000
Sumitomo Trust & Banking Corporation	0.24	8-1-2013	3,000,000	3,000,000
Svenska Handelsbanken	0.19	8-30-2013	30,000,000	30,000,121
Svenska Handelsbanken	0.19	8-22-2013	10,000,000	10,000,000
Svenska Handelsbanken	0.22	11-15-2013	10,000,000	10,000,147
Svenska Handelsbanken ±	0.78	8-30-2013	5,000,000	5,002,398
Svenska Handelsbanken	0.82	9-16-2013	8,000,000	8,006,470
Toronto-Dominion Bank	0.16	8-21-2013	15,000,000	15,000,000
Toronto-Dominion Bank	0.17	9-23-2013	19,000,000	19,000,000
Toronto-Dominion Bank ±	0.27	10-21-2013	20,000,000	20,000,000
Toronto-Dominion Bank	0.27	9-13-2013	10,000,000	10,000,000

Total Certificates of Deposit (Cost $1,060,147,690)				1,060,147,690

Commercial Paper: 44.27%

Asset-Backed Commercial Paper: 16.46%
Alpine Securitization Corporation 144A(z)	0.15	8-14-2013	10,000,000	9,999,458
Alpine Securitization Corporation 144A(z)	0.15	8-20-2013	5,000,000	4,999,604
Alpine Securitization Corporation 144A(z)	0.15	8-21-2013	5,000,000	4,999,583
Alpine Securitization Corporation 144A(z)	0.17	8-5-2013	4,000,000	3,999,924
Anglesea Funding LLC 144A(z)	0.30	8-7-2013	18,000,000	17,999,100
Anglesea Funding LLC 144A(z)	0.30	8-9-2013	8,000,000	7,999,467
Anglesea Funding LLC 144A(z)	0.30	8-28-2013	5,000,000	4,998,875
Antalis US Funding Corporation 144A(z)	0.21	8-30-2013	6,000,000	5,998,840
Antalis US Funding Corporation 144A(z)	0.24	9-5-2013	16,000,000	15,996,111
Antalis US Funding Corporation 144A(z)	0.25	8-2-2013	13,000,000	12,999,923
Antalis US Funding Corporation 144A(z)	0.26	8-1-2013	10,000,000	10,000,000
CAFCO LLC 144A(z)	0.20	8-19-2013	13,000,000	12,998,700
Ciesco LLC 144A(z)	0.18	8-19-2013	5,000,000	4,999,550
Collateralized Commercial Paper Company LLC (z)	0.24	9-10-2013	3,000,000	2,999,200
Concord Minutemen Capital Company 144A(z)	0.19	8-23-2013	9,000,000	8,998,955
Concord Minutemen Capital Company 144A(z)	0.19	8-26-2013	2,000,000	1,999,736
Concord Minutemen Capital Company 144A(z)	0.20	8-7-2013	3,000,000	2,999,900
Concord Minutemen Capital Company 144A(z)	0.20	8-13-2013	5,000,000	4,999,667
Concord Minutemen Capital Company 144A(z)	0.23	9-4-2013	8,000,000	7,998,262
Concord Minutemen Capital Company 144A(z)	0.24	9-3-2013	10,000,000	9,997,800
CRC Funding LLC 144A(z)	0.19	8-23-2013	1,000,000	999,884
Crown Point Capital Company 144A(z)	0.19	8-23-2013	7,000,000	6,999,187
Crown Point Capital Company 144A(z)	0.19	8-26-2013	2,000,000	1,999,736
Crown Point Capital Company 144A(z)	0.22	9-18-2013	2,000,000	1,999,413
Crown Point Capital Company 144A(z)	0.22	9-20-2013	4,000,000	3,998,778
Gemini Securitization Corporation 144A(z)	0.11	8-1-2013	3,000,000	3,000,000
Gotham Funding Corporation 144A(z)	0.19	8-13-2013	5,000,000	4,999,683
Gotham Funding Corporation 144A(z)	0.21	8-2-2013	3,000,000	2,999,983
Gotham Funding Corporation 144A(z)	0.21	8-6-2013	7,000,000	6,999,796

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Money Market Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Gotham Funding Corporation 144A(z)	0.21%	8-9-2013	$5,000,000	$4,999,767
Gotham Funding Corporation 144A(z)	0.21	8-21-2013	7,000,000	6,999,183
Gotham Funding Corporation 144A(z)	0.21	9-9-2013	11,000,000	10,997,498
Gotham Funding Corporation 144A(z)	0.21	9-11-2013	12,000,000	11,997,130
Govco LLC 144A(z)	0.18	8-21-2013	4,000,000	3,999,600
Govco LLC 144A(z)	0.18	8-22-2013	4,000,000	3,999,580
Govco LLC 144A(z)	0.21	8-7-2013	7,000,000	6,999,755
Hannover Funding Company LLC 144A(z)	0.20	8-19-2013	4,000,000	3,999,600
Hannover Funding Company LLC 144A(z)	0.20	8-26-2013	3,000,000	2,999,583
Hannover Funding Company LLC 144A(z)	0.21	8-1-2013	3,000,000	3,000,000
Institutional Secured Funding LLC 144A(z)	0.37	8-6-2013	10,000,000	9,999,486
Institutional Secured Funding LLC 144A(z)	0.37	8-2-2013	4,000,000	3,999,959
Kells Funding LLC 144A(z)	0.21	10-22-2013	7,000,000	6,996,652
Kells Funding LLC 144A(z)	0.21	10-25-2013	1,000,000	999,504
Kells Funding LLC 144A(z)	0.22	11-7-2013	8,000,000	7,995,209
Kells Funding LLC 144A(z)	0.22	11-18-2013	5,000,000	4,996,669
Kells Funding LLC 144A(z)	0.22	11-25-2013	6,000,000	5,995,747
Legacy Capital Company 144A(z)	0.23	8-13-2013	8,000,000	7,999,387
Legacy Capital Company 144A(z)	0.23	9-11-2013	3,000,000	2,999,214
Lexington Parker Capital Company LLC 144A(z)	0.22	9-18-2013	2,000,000	1,999,413
Lexington Parker Capital Company LLC 144A(z)	0.23	8-13-2013	10,000,000	9,999,233
Lexington Parker Capital Company LLC 144A(z)	0.23	9-11-2013	2,000,000	1,999,476
Liberty Street Funding LLC 144A(z)	0.16	8-2-2013	5,000,000	4,999,978
Liberty Street Funding LLC 144A(z)	0.16	8-7-2013	4,000,000	3,999,893
Liberty Street Funding LLC 144A(z)	0.17	8-19-2013	5,000,000	4,999,575
Liberty Street Funding LLC 144A(z)	0.18	9-23-2013	4,000,000	3,998,940
Liberty Street Funding LLC 144A(z)	0.19	8-16-2013	9,000,000	8,999,288
Liberty Street Funding LLC 144A(z)	0.20	8-1-2013	3,000,000	3,000,000
Liberty Street Funding LLC 144A(z)	0.20	8-22-2013	4,000,000	3,999,533
Liberty Street Funding LLC 144A(z)	0.20	9-3-2013	10,000,000	9,998,167
Liberty Street Funding LLC 144A(z)	0.20	9-20-2013	10,000,000	9,997,222
Liberty Street Funding LLC 144A(z)	0.20	10-10-2013	4,000,000	3,998,444
LMA Americas LLC 144A(z)	0.21	8-15-2013	1,300,000	1,299,894
LMA Americas LLC 144A(z)	0.21	8-19-2013	2,069,000	2,068,783
LMA Americas LLC 144A(z)	0.29	10-18-2013	6,000,000	5,996,230
Manhattan Asset Funding LLC 144A(z)	0.22	9-10-2013	1,000,000	999,756
MetLife Short Term Funding LLC 144A(z)	0.18	8-12-2013	7,000,000	6,999,615
MetLife Short Term Funding LLC 144A(z)	0.19	9-10-2013	4,000,000	3,999,156
MetLife Short Term Funding LLC 144A(z)	0.19	9-17-2013	5,000,000	4,998,760
MetLife Short Term Funding LLC 144A(z)	0.20	9-23-2013	2,000,000	1,999,411
Mountcliff Funding LLC 144A(z)	0.32	8-8-2013	5,000,000	4,999,689
Mountcliff Funding LLC 144A(z)	0.32	8-22-2013	5,000,000	4,999,067
Mountcliff Funding LLC 144A(z)	0.32	9-3-2013	4,000,000	3,998,827
Mountcliff Funding LLC 144A(z)	0.32	9-6-2013	3,000,000	2,999,040
Newport Funding Corporation 144A(z)	0.12	8-1-2013	4,000,000	4,000,000
Nieuw Amsterdam Receivables Corporation 144A(z)	0.19	9-3-2013	6,000,000	5,998,955
Nieuw Amsterdam Receivables Corporation 144A(z)	0.19	9-4-2013	5,000,000	4,999,103
Nieuw Amsterdam Receivables Corporation 144A(z)	0.20	10-16-2013	3,000,000	2,998,733
Old Line Funding LLC 144A(z)	0.20	8-23-2013	5,000,000	4,999,389
Old Line Funding LLC 144A(z)	0.20	9-13-2013	2,000,000	1,999,522

4	Wells Fargo Advantage Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Old Line Funding LLC 144A(z)	0.20%	9-19-2013	$5,000,000	$4,998,639
Old Line Funding LLC 144A(z)	0.21	8-2-2013	3,000,000	2,999,983
Old Line Funding LLC 144A(z)	0.26	9-5-2013	11,000,000	10,997,278
Regency Markets No.1 LLC 144A(z)	0.15	8-8-2013	15,000,000	14,999,563
Regency Markets No.1 LLC 144A(z)	0.15	8-14-2013	10,000,000	9,999,458
Regency Markets No.1 LLC 144A(z)	0.15	8-20-2013	23,000,000	22,998,179
Regency Markets No.1 LLC 144A(z)	0.16	8-28-2013	14,000,000	13,998,320
Ridgefield Funding LLC 144A(z)	0.28	8-29-2013	4,000,000	3,999,129
Ridgefield Funding LLC 144A±	0.29	11-7-2013	11,000,000	10,999,297
Scaldis Capital LLC 144A(z)	0.25	8-1-2013	2,000,000	2,000,000
Sydney Capital Corporation 144A(z)	0.25	9-12-2013	7,000,000	6,997,958
Sydney Capital Corporation 144A(z)	0.25	9-24-2013	2,000,000	1,999,250
Sydney Capital Corporation 144A(z)	0.26	9-16-2013	4,000,000	3,998,671
Thunder Bay Funding LLC 144A(z)	0.20	8-23-2013	5,000,000	4,999,389
Thunder Bay Funding LLC 144A(z)	0.20	10-3-2013	5,000,000	4,998,250
Victory Receivables 144A(z)	0.18	8-12-2013	2,000,000	1,999,890
Victory Receivables 144A(z)	0.18	8-21-2013	10,000,000	9,999,000
Victory Receivables 144A(z)	0.19	8-2-2013	7,000,000	6,999,961
Victory Receivables 144A(z)	0.20	9-4-2013	22,000,000	21,995,920
Victory Receivables 144A(z)	0.21	8-1-2013	3,000,000	3,000,000
Victory Receivables 144A(z)	0.21	9-10-2013	8,000,000	7,998,133
Victory Receivables 144A(z)	0.21	9-11-2013	7,000,000	6,998,326
White Point Funding Incorporated 144A(z)	0.33	8-15-2013	1,000,000	999,872

				627,270,196

Financial Company Commercial Paper: 23.05%
ABN AMRO Funding LLC 144A(z)	0.20	9-10-2013	15,000,000	14,996,667
ASB Finance Limited 144A(z)	0.22	9-10-2013	9,000,000	8,997,800
Australia & New Zealand Banking Group 144A(z)	0.17	8-29-2013	8,000,000	7,998,942
Australia & New Zealand Banking Group 144A(z)	0.17	8-30-2013	10,000,000	9,998,631
Australia & New Zealand Banking Group 144A±	0.32	11-18-2013	9,000,000	9,000,000
Banco De Credito E Inversiones 144A(z)	0.45	8-2-2013	17,000,000	16,999,788
Bank of Nova Scotia (z)	0.17	9-20-2013	10,000,000	9,997,639
Bank of Nova Scotia (z)	0.18	10-9-2013	10,000,000	9,996,550
Barclays Bank plc 144A(z)	0.20	9-19-2013	5,000,000	4,998,639
Barclays Bank plc 144A(z)	0.25	8-27-2013	20,000,000	19,996,389
BNZ International Funding Limited 144A±	0.37	10-2-2013	14,000,000	14,000,000
BNZ International Funding Limited 144A±	0.37	11-1-2013	15,000,000	15,000,000
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	8-20-2013	2,000,000	1,999,789
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	8-22-2013	5,000,000	4,999,417
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	8-26-2013	5,000,000	4,999,306
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	9-6-2013	10,000,000	9,998,000
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	9-9-2013	15,000,000	14,996,750
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	8-12-2013	5,000,000	4,999,679
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	11-8-2013	5,000,000	4,996,975
Caisse Centrale Desjardins du Quebec 144A(z)	0.24	9-12-2013	6,000,000	5,998,320
Commonwealth Bank of Australia 144A(z)	0.17	8-30-2013	8,000,000	7,998,904
Commonwealth Bank of Australia 144A±	0.32	11-29-2013	9,000,000	8,999,699
Commonwealth Bank of Australia 144A±	0.32	11-14-2013	6,000,000	6,000,000
CPPIB Capital Incorporated 144A(z)	0.15	8-26-2013	20,000,000	19,997,917

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Money Market Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
CPPIB Capital Incorporated 144A(z)	0.15%	9-5-2013	$20,000,000	$19,997,083
DBS Bank Limited 144A(z)	0.21	11-12-2013	5,000,000	4,996,996
DBS Bank Limited 144A(z)	0.25	9-4-2013	6,000,000	5,998,583
Dexia Credit Local (z)	0.35	11-27-2013	13,000,000	12,985,086
Dexia Credit Local (z)	0.47	2-21-2014	13,000,000	12,965,377
Dexia Credit Local (z)	0.47	2-26-2014	11,000,000	10,969,985
DNB Nor Bank ASA 144A(z)	0.18	8-9-2013	21,000,000	20,999,160
DNB Nor Bank ASA 144A(z)	0.19	10-9-2013	5,000,000	4,998,179
DNB Nor Bank ASA 144A(z)	0.22	11-13-2013	2,000,000	1,998,758
DNB Nor Bank ASA 144A±	0.42	9-20-2013	24,000,000	24,000,000
HSBC Bank plc 144A±	0.40	10-15-2013	10,000,000	10,000,000
HSBC Bank plc 144A±	0.40	10-1-2013	10,000,000	10,000,000
Macquarie Bank Limited 144A(z)	0.22	8-16-2013	4,000,000	3,999,633
Macquarie Bank Limited 144A(z)	0.25	9-16-2013	8,000,000	7,997,444
Mitsubishi UFJ Trust and Banking Corporation 144A(z)	0.18	8-30-2013	4,000,000	3,999,420
Mitsubishi UFJ Trust and Banking Corporation 144A(z)	0.19	9-24-2013	4,000,000	3,998,860
National Australia Bank Limited 144A(z)	0.17	9-10-2013	15,000,000	14,997,167
Nationwide Building Society 144A(z)	0.25	9-25-2013	7,000,000	6,997,326
Nationwide Building Society 144A(z)	0.30	8-5-2013	17,000,000	16,999,433
Nationwide Building Society 144A(z)	0.30	8-12-2013	15,000,000	14,998,625
Nordea Bank AB 144A(z)	0.18	8-20-2013	5,000,000	4,999,525
Nordea Bank AB 144A(z)	0.21	9-13-2013	5,000,000	4,998,776
Nordea Bank AB 144A(z)	0.23	12-17-2013	15,000,000	14,987,063
Nordea Bank AB 144A(z)	0.26	2-3-2014	14,000,000	13,981,555
NV Bank Nederlandse Gemeeten 144A(z)	0.20	12-2-2013	18,000,000	17,988,008
Oversea-Chinese Banking Corporation Limited (z)	0.20	9-3-2013	15,000,000	14,997,250
Oversea-Chinese Banking Corporation Limited (z)	0.22	10-21-2013	2,000,000	1,999,010
Oversea-Chinese Banking Corporation Limited (z)	0.22	8-29-2013	7,000,000	6,998,802
Prudential plc 144A(z)	0.24	8-2-2013	10,000,000	9,999,933
PSP Capital Incorporated 144A(z)	0.15	9-4-2013	13,000,000	12,998,158
PSP Capital Incorporated 144A(z)	0.16	8-20-2013	3,000,000	2,999,747
SBAB Bank AB 144A(z)	0.24	8-2-2013	15,000,000	14,999,900
SBAB Bank AB 144A(z)	0.29	9-12-2013	10,000,000	9,996,617
SBAB Bank AB 144A(z)	0.30	9-17-2013	3,000,000	2,998,825
SBAB Bank AB 144A(z)	0.30	9-26-2013	8,000,000	7,996,267
Skandinaviska Enskilda Banken AG 144A(z)	0.26	12-17-2013	59,000,000	58,941,197
Sumitomo Mitsui Banking Corporation 144A(z)	0.23	9-5-2013	5,000,000	4,998,882
Sumitomo Trust and Banking Corporation 144A(z)	0.16	8-15-2013	10,000,000	9,999,378
Sumitomo Trust and Banking Corporation 144A(z)	0.16	8-16-2013	18,000,000	17,998,800
Sumitomo Trust and Banking Corporation 144A(z)	0.16	8-22-2013	10,000,000	9,999,067
Suncorp Group Limited 144A(z)	0.37	9-12-2013	2,000,000	1,999,137
Suncorp Group Limited 144A(z)	0.37	9-18-2013	7,000,000	6,996,547
Suncorp Group Limited 144A(z)	0.37	9-19-2013	3,000,000	2,998,489
Suncorp Group Limited 144A(z)	0.41	12-2-2013	5,000,000	4,992,996
Svenska Handelsbanken Incorporated 144A(z)	0.19	8-20-2013	3,000,000	2,999,699
Svenska Handelsbanken Incorporated 144A(z)	0.22	8-5-2013	15,000,000	14,999,633
Toyota Credit Canada Incorporated (z)	0.19	9-18-2013	10,000,000	9,997,467
United Overseas Bank Limited 144A(z)	0.18	9-10-2013	10,000,000	9,998,000
United Overseas Bank Limited 144A(z)	0.19	9-18-2013	8,000,000	7,997,973
United Overseas Bank Limited 144A(z)	0.22	11-14-2013	5,000,000	4,996,792

6	Wells Fargo Advantage Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
United Overseas Bank Limited 144A(z)	0.23%	11-12-2013	$6,000,000	$5,996,052
UOB Funding LLC (z)	0.16	8-20-2013	10,000,000	9,999,156
UOB Funding LLC (z)	0.25	8-12-2013	5,000,000	4,999,618
Westpac Banking Corporation 144A±	0.32	1-16-2014	15,000,000	14,999,294
Westpac Banking Corporation 144A±	0.33	11-8-2013	15,000,000	14,999,581
Westpac Securities NZ Limited 144A(z)	0.18	8-8-2013	3,000,000	2,999,895
Westpac Securities NZ Limited 144A(z)	0.20	9-23-2013	14,000,000	13,995,981
Westpac Securities NZ Limited 144A(z)	0.21	9-9-2013	9,000,000	8,997,985
Westpac Securities NZ Limited 144A(z)	0.22	9-10-2013	5,000,000	4,998,778
Westpac Securities NZ Limited 144A±	0.27	11-19-2013	15,000,000	15,000,913
Westpac Securities NZ Limited 144A±	0.36	10-25-2013	17,000,000	17,000,000

				878,703,662

Other Commercial Paper: 4.76%
ACTS Retirement Life Communities Incorporated (z)	0.32	8-19-2013	3,000,000	2,999,520
ACTS Retirement Life Communities Incorporated (z)	0.32	8-19-2013	3,000,000	2,999,520
Caisse des Depots et Consignations 144A(z)	0.20	8-5-2013	8,000,000	7,999,822
Caisse des Depots et Consignations 144A(z)	0.20	8-8-2013	5,000,000	4,999,806
Catholic Health Initiatives (z)	0.19	9-4-2013	3,000,000	2,999,462
China International Marine Containers Company Limited (z)	0.35	8-1-2013	3,000,000	3,000,000
China International Marine Containers Company Limited (z)	0.35	8-8-2013	2,000,000	1,999,864
China International Marine Containers Company Limited (z)	0.35	8-9-2013	1,000,000	999,922
China International Marine Containers Company Limited (z)	0.35	8-14-2013	3,000,000	2,999,621
China International Marine Containers Company Limited (z)	0.35	8-5-2013	6,000,000	5,999,767
CNPC Finance (z)	0.29	8-7-2013	14,000,000	13,999,323
CNPC Finance 144A(z)	0.32	8-15-2013	2,000,000	1,999,751
CNPC Finance 144A(z)	0.32	8-20-2013	5,000,000	4,999,155
CNPC Finance 144A(z)	0.32	8-23-2013	5,000,000	4,999,022
CNPC Finance 144A(z)	0.32	8-1-2013	5,000,000	5,000,000
CNPC Finance 144A(z)	0.32	8-12-2013	15,000,000	14,998,533
CNPC Finance 144A(z)	0.33	8-28-2013	7,000,000	6,998,268
CNPC Finance 144A(z)	0.36	9-6-2013	11,000,000	10,996,040
COFCO Capital Corporation (z)	0.16	8-6-2013	3,000,000	2,999,933
COFCO Capital Corporation (z)	0.16	8-13-2013	5,400,000	5,399,712
Deer Park Refining Limited 144A(z)	0.20	9-16-2013	8,000,000	7,997,956
Sinochem Company Limited (z)	0.16	8-30-2013	9,000,000	8,998,840
Sinochem Company Limited (z)	0.18	8-1-2013	9,000,000	9,000,000
Sinopec Century Bright Capital Investments Limited 144A(z)	0.32	8-1-2013	2,000,000	2,000,000
Sinopec Century Bright Capital Investments Limited 144A(z)	0.36	9-5-2013	9,000,000	8,996,850
Sinopec Century Bright Capital Investments Limited 144A(z)	0.36	9-9-2013	5,000,000	4,998,050
Sinopec Century Bright Capital Investments Limited 144A(z)	0.36	9-12-2013	5,000,000	4,997,900
Sinopec Century Bright Capital Investments Limited 144A(z)	0.36	9-13-2013	16,000,000	15,993,120
Toyota Credit de Puerto Rico (z)	0.18	9-5-2013	2,000,000	1,999,650
Toyota Motor Credit Corporation (z)	0.20	10-23-2013	5,000,000	4,997,694
Toyota Motor Credit Corporation	0.24	9-12-2013	2,000,000	2,000,000

				181,367,101

Total Commercial Paper (Cost $1,687,340,959)				1,687,340,959

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt: 0.29%
Overseas Private Investment Corporation ±(i)§	0.14%	10-15-2027	$11,000,000	$11,000,000

Total Government Agency Debt (Cost $11,000,000)				11,000,000

Municipal Obligations: 12.67%

Alabama: 0.39%

Variable Rate Demand Notes ø: 0.39%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series C (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.09	11-15-2046	10,000,000	10,000,000
Homewood AL Educational Building Authority Samford University Series A (Education Revenue, Branch Banking & Trust LOC)	0.06	12-1-2043	4,928,000	4,928,000

				14,928,000

California: 1.40%

Other Municipal Debt: 0.81%
California Commercial Paper Notes Series B2 (GO)	0.17	8-27-2013	4,000,000	4,000,000
California Commercial Paper Notes Series B5 (GO)	0.15	8-28-2013	5,000,000	5,000,000
Los Angeles County CA Metropolitan Transportation Authority Series A (Transportation Revenue)	0.17	8-5-2013	10,000,000	10,000,000
Los Angeles County CA Metropolitan Transportation Authority Series ATSM (Transportation Revenue)	0.21	10-1-2013	2,000,000	2,000,000
Los Angeles County CA Metropolitan Transportation Authority Series ATUB (Transportation Revenue)	0.28	10-2-2013	1,000,000	1,000,000
Orange County CA Pension Obligation Taxable Series A (Miscellaneous Revenue)	0.61	11-1-2013	1,000,000	1,000,000
San Francisco CA City & County Public Utilities Commission Series A1T (GO)	0.20	8-7-2013	5,000,000	5,000,000
San Francisco CA City & County Public Utilities Commission Series A2T (GO)	0.19	8-8-2013	3,000,000	3,000,000

				31,000,000

Variable Rate Demand Notes ø: 0.59%
JPMorgan Chase PUTTER/DRIVER Trust Series 3164 (GO, JPMorgan Chase & Company LIQ) 144A	0.07	8-1-2031	4,145,000	4,145,000
Los Angeles CA Beverly Park Apartments Series A (Housing Revenue, FHLMC LIQ)	0.07	8-1-2018	6,500,000	6,500,000
Los Angeles CA Unified School District 2012-2013 TRAN Series B JPMorgan PUTTER Series 4289 (GO, JPMorgan Chase & Company LIQ) 144A	0.06	11-28-2013	3,000,000	3,000,000
San Francisco CA City & County RDA Community Facilities District #4 (Tax Revenue, Bank of America NA LOC)	0.09	8-1-2032	5,000,000	5,000,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC)	0.09	12-1-2033	1,855,000	1,855,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	9-15-2032	1,800,000	1,800,000

				22,300,000

Colorado: 0.88%

Variable Rate Demand Notes ø: 0.88%
Colorado HFA Class I Series B-2 (Housing Revenue, Royal Bank of Canada SPA)	0.06	5-1-2038	6,000,000	6,000,000
Colorado HFA Taxable MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.12	5-1-2050	15,425,000	15,425,000
Royal Bank of Canada Municipal Products Incorporated Trust Series E-25 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.09	11-15-2025	10,000,000	10,000,000

8	Wells Fargo Advantage Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Southern Ute Indian Tribe Reservation Colorado Series 2001 (IDR)	0.06%	11-1-2031	$2,000,000	$2,000,000

				33,425,000

Connecticut: 0.13%

Variable Rate Demand Note ø: 0.13%
New Britain CT Taxable Pension Series C (GO, JPMorgan Chase & Company LOC)	0.26	2-1-2026	5,000,000	5,000,000

District of Columbia: 0.03%

Other Municipal Debt: 0.03%
District of Columbia Water & Sewer Authority (Water & Sewer Revenue)	0.19	8-12-2013	1,000,000	1,000,000

Florida: 0.18%

Variable Rate Demand Notes ø: 0.18%
Hillsborough County FL School Board Master Lease Program JPMorgan PUTTER Series 4128 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.10	4-22-2014	5,000,000	5,000,000
Volusia County FL Eclipse Funding Trust Series 0036 (Miscellaneous Revenue, U.S. Bank NA LOC, AGM Insured, U.S. Bank NA LIQ) 144A	0.06	8-1-2032	1,980,000	1,980,000

				6,980,000

Georgia: 0.32%

Variable Rate Demand Notes ø: 0.32%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured) 144A	0.44	10-1-2039	5,205,000	5,205,000
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue, Royal Bank of Canada SPA)	0.06	8-1-2040	6,975,000	6,975,000

				12,180,000

Illinois: 0.23%

Variable Rate Demand Notes ø: 0.23%
Chicago IL Midway Airport Series A2 (Airport Revenue, JPMorgan Chase & Company LOC)	0.09	1-1-2025	935,000	935,000
Cook County IL Various Projects Series D (Tax Revenue)	0.16	11-1-2030	2,000,000	2,000,000
Illinois Finance Authority Carle Foundation Series E (Health Revenue, JPMorgan Chase & Company LOC)	0.07	2-15-2033	1,000,000	1,000,000
Springfield IL PUTTER Series 1314 (Utilities Revenue, BHAC/MBIA Insured, JPMorgan Chase & Company LIQ)	0.09	3-1-2014	4,970,000	4,970,000

				8,905,000

Iowa: 0.36%

Variable Rate Demand Note ø: 0.36%
Iowa Finance Authority Student Housing Des Moines LLC Project A (Miscellaneous Revenue, Citibank NA LOC)	0.08	6-1-2039	13,815,000	13,815,000

Kentucky: 0.08%

Variable Rate Demand Note ø: 0.08%
Kentucky Housing Corporation Series M (Housing Revenue, PNC Bank NA SPA)	0.06	1-1-2033	3,000,000	3,000,000

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Maryland: 0.23%

Variable Rate Demand Notes ø: 0.23%
Maryland CDA Series G (Housing Revenue, State Street Bank & Trust Company SPA)	0.08%	9-1-2040	$4,000,000	$4,000,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC)	0.13	1-1-2029	4,855,000	4,855,000

				8,855,000

Massachusetts: 0.06%

Variable Rate Demand Note ø: 0.06%
Massachusetts Development Finance Agency Babson College Series B (Education Revenue, Citizens Bank LOC)	0.10	10-1-2031	2,260,000	2,260,000

Michigan: 1.19%

Variable Rate Demand Notes ø: 1.19%
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Series L-28 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.11	9-1-2033	3,000,000	3,000,000
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Series L-31 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.11	9-1-2032	10,000,000	10,000,000
Michigan Housing Development Authority Series A (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.06	4-1-2040	3,930,000	3,930,000
Michigan Housing Development Authority Series A (Housing Revenue, JPMorgan Chase & Company SPA)	0.08	10-1-2037	2,975,000	2,975,000
Puttable Floating Option Taxable Notes Series TNP-1005 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45	10-1-2046	23,345,000	23,345,000
Wayne County MI IDA Rayonier Project Series 2000 (IDR, Bank of America NA LOC)	0.11	5-1-2020	2,000,000	2,000,000

				45,250,000

Nebraska: 0.26%

Variable Rate Demand Note ø: 0.26%
Nebraska Central Plains Gas Project #2 (Utilities Revenue, Royal Bank of Canada SPA)	0.06	8-1-2039	9,850,000	9,850,000

Nevada: 0.26%

Variable Rate Demand Notes ø: 0.26%
Clark County NV Southwest Gas Project Series A (Utilities Revenue, JPMorgan Chase & Company LOC)	0.09	3-1-2038	6,000,000	6,000,000
Las Vegas NV EDFA Andre Agassi Foundation Project (Miscellaneous Revenue, Bank of America NA LOC)	0.11	10-1-2035	3,905,000	3,905,000

				9,905,000

New Jersey: 0.53%

Variable Rate Demand Notes ø: 0.53%
New Jersey TTFA Clipper Tax-Exempt Certificates Trust Series 2009-70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.06	12-15-2023	7,000,000	7,000,000
Salem County NJ PCFA Atlantic City Electric Company Project Series A (Utilities Revenue, JPMorgan Chase & Company LOC)	0.07	4-15-2014	13,200,000	13,200,000

				20,200,000

10	Wells Fargo Advantage Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New Mexico: 0.10%

Variable Rate Demand Note ø: 0.10%
New Mexico Municipal Energy Acquisition Authority Gas Supply (Utilities Revenue, Royal Bank of Canada SPA)	0.06%	11-1-2039	$3,970,000	$3,970,000

New York: 0.50%

Variable Rate Demand Notes ø: 0.50%
New York HFA 600 W 42nd Street Housing Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	5-15-2041	9,000,000	9,000,000
New York HFA Remeeder Houses Project Series A (Housing Revenue, Citibank NA LOC)	0.09	5-1-2039	4,820,000	4,820,000
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144A	0.21	10-1-2031	2,210,000	2,210,000
Puttable Floating Option Taxable Notes Series TNP-39 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.44	7-27-2014	3,100,000	3,100,000

				19,130,000

North Carolina: 0.08%

Variable Rate Demand Note ø: 0.08%
Roanoke Rapids NC Music & Entertainment District Project (Tax Revenue, Bank of America NA LOC)	0.30	7-1-2027	2,880,000	2,880,000

Ohio: 0.73%

Variable Rate Demand Notes ø: 0.73%
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.19	9-1-2039	6,749,000	6,749,000
Ohio HFA Residential Mortgage Backed Series B (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA)	0.08	9-1-2038	4,000,000	4,000,000
Ohio HFA Residential Mortgage Backed Series D (Housing Revenue, FHLB SPA)	0.07	9-1-2036	2,000,000	2,000,000
Ohio HFA Residential Mortgage Backed Series E (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA)	0.08	9-1-2038	15,000,000	15,000,000

				27,749,000

Oregon: 0.13%

Variable Rate Demand Note ø: 0.13%
Oregon State Department PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.44	5-1-2035	5,000,000	5,000,000

Pennsylvania: 0.05%

Variable Rate Demand Note ø: 0.05%
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured) 144A	0.06	8-1-2030	2,000,000	2,000,000

Puerto Rico: 0.11%

Variable Rate Demand Note ø: 0.11%
Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue)	0.06	8-1-2057	4,000,000	4,000,000

South Carolina: 0.45%

Other Municipal Debt: 0.45%
South Carolina Public Service Authority Series A (GO)	0.20	9-11-2013	5,000,000	5,000,000

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Other Municipal Debt (continued)
South Carolina Public Service Authority Series C (GO)	0.18%	8-15-2013	$4,000,000	$4,000,000
South Carolina Public Service Authority Series D (GO)	0.20	8-19-2013	6,000,000	6,000,000
York County SC Electric Membership Corporation Project Series B (Utilities Revenue)	0.25	9-3-2013	1,000,000	1,000,000
York County SC PCR Series 2000-B1 (Utilities Revenue)	0.25	9-3-2013	1,000,000	1,000,000

				17,000,000

South Dakota: 0.05%

Variable Rate Demand Note ø: 0.05%
South Dakota Housing Development Authority Series C (Housing Revenue, FHLB SPA)	0.05	5-1-2037	2,000,000	2,000,000

Tennessee: 0.84%

Other Municipal Debt: 0.08%
Tennessee Baptist Memorial Healthcare Corporation (Health Revenue)	0.18	9-10-2013	3,000,000	2,999,934

Variable Rate Demand Notes ø: 0.76%
Clarksville TN Public Building Authority Tennessee Municipal Building Fund (Miscellaneous Revenue, Bank of America NA LOC)	0.13	11-1-2035	6,175,000	6,175,000
Montgomery County TN Public Building Authority Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.13	7-1-2034	16,975,000	16,975,000
Montgomery County TN Public Building Authority Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.13	2-1-2036	3,030,000	3,030,000
Nashville & Davidson Counties TN Metropolitan Government Stewarts Ferry Apartments Project (IDR, FHLMC LIQ)	0.08	1-1-2034	1,000,000	1,000,000
Nashville & Davidson Counties TN Metropolitan Government Weatherly Ridge Apartments Project Series A (Housing Revenue, U.S. Bank NA LOC)	0.07	12-1-2041	2,000,000	2,000,000

				29,180,000

Texas: 2.18%

Variable Rate Demand Notes ø: 2.18%
Austin TX Airport Systems Series 3 (Airport Revenue, State Street Bank & Trust Company LOC, AGM Insured)	0.06	11-15-2025	1,000,000	1,000,000
Bexar County TX Health Facilities El Centro Del Barrio Series A (Health Revenue, JPMorgan Chase & Company LOC)	0.08	12-1-2032	9,595,000	9,595,000
Calhoun County TX Formosa Plastics Corporation Project Series B (IDR, Sumitomo Mitsui Banking LOC) 144A	0.07	9-1-2041	4,000,000	4,000,000
Mission TX Economic Development Corporation Solid Waste Disposal Project (Solid Waste Revenue, Bank of America NA LOC)	0.11	4-1-2022	2,000,000	2,000,000
Pasadena TX Independent School District Series 2005-B (GO, AGM Insured, JPMorgan Chase & Company SPA)	0.22	2-1-2035	13,000,000	13,000,000
Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-18 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.06	6-1-2032	8,000,000	8,000,000
Texas JPMorgan Chase PUTTER Trust Series 4262 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.06	8-30-2013	27,000,000	27,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.36	12-15-2026	12,621,234	12,621,234
Texas Taxable Product Development Program Series A (Miscellaneous Revenue, National Australia Bank SPA)	0.12	6-1-2045	4,480,000	4,480,000
Texas Veterans Housing Assistance Program Fund II Series C-2 (GO, State Street Bank & Trust Company SPA)	0.08	12-1-2033	1,500,000	1,500,000

				83,196,234

12	Wells Fargo Advantage Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Utah: 0.06%

Variable Rate Demand Note ø: 0.06%
Utah Board of Regents Student Loan Series A (Education Revenue, Royal Bank of Canada LOC)	0.08%	11-1-2045	$2,243,000	$2,243,000

Washington: 0.36%

Other Municipal Debt: 0.05%
Port of Seattle WA Series D1 (Airport Revenue)	0.26	8-7-2013	2,000,000	2,000,000

Variable Rate Demand Notes ø: 0.31%
Washington HEFAR Whitman College Project (Education Revenue, Bank of America NA SPA)	0.10	1-1-2038	5,860,000	5,860,000
Washington Housing Finance Commission Series 1430-R (Housing Revenue, GNMA/FNMA/FHLMC Insured, Bank of America NA SPA)	0.22	6-1-2037	1,085,000	1,085,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	5-15-2035	4,650,000	4,650,000

				11,595,000

West Virginia: 0.05%

Variable Rate Demand Note ø: 0.05%
West Virginia EDA Morgantown Energy (IDR, Union Bank NA LOC)	0.07	4-1-2027	1,940,000	1,940,000

Wisconsin: 0.45%

Variable Rate Demand Notes ø: 0.45%
Wisconsin Housing & EDA Home Ownership Series D (Housing Revenue, FNMA LOC)	0.07	9-1-2035	1,055,000	1,055,000
Wisconsin PFA Housing Project Series 2011 (Housing Revenue, Bank of America NA LOC)	0.24	1-1-2042	13,780,000	13,780,000
Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC/Ambac Insured, JPMorgan Chase & Company LIQ)	0.09	1-1-2015	2,205,000	2,205,000

				17,040,000

Total Municipal Obligations (Cost $482,776,168)				482,776,168

Other Instruments: 0.98%
Australia & New Zealand Banking Group Floating Rate Note 144A±	1.01	1-10-2014	5,000,000	5,015,386
Australia & New Zealand Banking Group Floating Rate Note 144A±	1.27	12-20-2013	7,000,000	7,027,529
GBG LLC Custody Receipts 144A±§	0.10	9-1-2027	9,249,000	9,249,000
National Australia Bank Limited Floating Rate Note 144A±	1.02	8-20-2013	7,000,000	7,003,117
Oakland-Alameda County CA Series A-2 Municipal Commercial Paper	0.19	8-7-2013	3,000,000	3,000,000
Puttable Floating Option Taxable Receipts Series TNP-004 144A±§	0.90	5-15-2051	5,090,000	5,090,000
Westpac Banking Corporation Floating Rate Note 144A±	1.52	1-30-2014	1,000,000	1,006,028

Total Other Instruments (Cost $37,391,060)				37,391,060

Other Notes: 1.62%

Corporate Bonds and Notes: 1.62%
ACTS Retirement Life Communities Incorporated ±§	0.19	11-15-2029	2,701,000	2,701,000
General Electric Capital Corporation	1.88	9-16-2013	3,000,000	3,006,022
LTF Real Estate LLC 144A±§	0.25	6-1-2033	14,735,000	14,735,000
Providence Health & Services ±§	0.19	10-1-2042	6,000,000	6,000,000
Racetrac Capital LLC ±§	0.18	9-1-2020	4,250,000	4,250,000

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes (continued)
Toronto-Dominion Bank ±	0.24%	11-15-2013	$18,000,000	$18,000,000
Toyota Motor Credit Corporation ±	0.27	12-9-2013	13,000,000	13,000,000

Total Other Notes (Cost $61,692,022)				61,692,022

Repurchase Agreements ^^: 7.24%
Goldman Sachs & Company, dated 7-1-2013, maturity value $47,742,889 (1) ±(i)§¢	0.22	9-1-2013	46,000,000	46,000,000
GX Clarke & Company, dated 7-31-2013, maturity value $14,000,074 (2)	0.19	8-1-2013	14,000,000	14,000,000
JPMorgan Securities, dated 7-1-2013, maturity value $5,073,194 (3) ±§¢	0.17	8-1-2013	5,000,000	5,000,000
JPMorgan Securities, dated 7-1-2013, maturity value $57,120,000 (4) ±(i)§¢	0.32	9-4-2013	54,000,000	54,000,000
Royal Bank of Canada, dated 7-31-13, maturity value $30,000,067 (5)	0.08	8-1-2013	30,000,000	30,000,000
Societe Generale, dated 7-31-2013, maturity value $126,844,723 (6)	0.09	8-1-2013	126,844,406	126,844,406

Total Repurchase Agreements (Cost $275,844,406)				275,844,406

Treasury Debt: 4.78%
U.S. Treasury Bill (z)	0.08	12-19-2013	13,000,000	12,995,956
U.S. Treasury Bill (z)	0.08	12-5-2013	18,000,000	17,994,932
U.S. Treasury Bill (z)	0.08	12-12-2013	18,000,000	17,994,654
U.S. Treasury Bill (z)	0.08	11-29-2013	18,000,000	17,995,050
U.S. Treasury Bill (z)	0.10	9-19-2013	6,000,000	5,999,183
U.S. Treasury Bill (z)	0.11	9-26-2013	7,000,000	6,998,824
U.S. Treasury Bill (z)	0.12	9-12-2013	7,000,000	6,999,061
U.S. Treasury Bill (z)	0.12	8-15-2013	8,000,000	7,999,633
U.S. Treasury Bill (z)	0.13	9-5-2013	11,000,000	10,998,636
U.S. Treasury Bill (z)	0.13	8-22-2013	14,000,000	13,998,918
U.S. Treasury Bill (z)	0.14	8-29-2013	6,000,000	5,999,370
U.S. Treasury Note	0.25	11-30-2013	10,000,000	10,005,204
U.S. Treasury Note	0.75	12-15-2013	13,000,000	13,031,276
U.S. Treasury Note	1.00	5-15-2014	2,000,000	2,012,873
U.S. Treasury Note	4.75	5-15-2014	30,000,000	31,077,806

Total Treasury Debt (Cost $182,101,376)				182,101,376

Total investments in securities (Cost $3,798,293,681) *	99.67%	3,798,293,681
Other assets and liabilities, net	0.33	12,522,697

Total net assets	100.00%	$3,810,816,378

14	Wells Fargo Advantage Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

(i)	Illiquid security

§	Security is subject to a demand feature which reduces the effective maturity.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

^^	Collateralized by:

(1)	U.S. government securities, 0.00% to 1.88%, 8-2-2013 to 7-15-2022, fair value including accrued interest is $46,920,002.

(2)	U.S. government securities, 0.00% to 11.25%, 8-15-2013 to 5-15-2043, fair value including accrued interest is $14,280,158.

(3)	U.S. government security, 0.00%, 10-1-2013, fair value is $5,100,094.

(4)	U.S. government securities, 0.00% to 0.54%, 8-1-2013 to 4-29-2014, fair value including accrued interest is $55,080,237.

(5)	U.S. government securities, 0.00% to 3.67%, 5-1-2035 to 8-1-2043, fair value including accrued interest is $30,900,000.

(6)	U.S. government securities, 0.00% to 6.25%, 1-2-2014 to 8-15-2023, fair value including accrued interest is $129,381,295.

¢	Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 101.03%

Alabama: 2.10%

Variable Rate Demand Notes ø: 2.10%
Chatom AL IDA Board Gulf Opportunity Zone Power South Energy Cooperative Projects Series 2011 (IDR)	0.21%	8-1-2041	$7,900,000	$7,900,000
Mobile AL IDA Board Alabama Power Company Project Series 1993-C (IDR)	0.08	8-1-2017	12,000,000	12,000,000
Mobile AL IDA Board High Providence LLC Project Series 2006 (IDR, Whitney National Bank LOC)	0.09	8-1-2031	4,050,000	4,050,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2008-C (IDR, Bank of Nova Scotia LOC)	0.06	12-1-2027	10,000,000	10,000,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2011-G (IDR, Bank of Nova Scotia LOC)	0.06	4-1-2028	20,000,000	20,000,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2011-J (IDR, Bank of Nova Scotia LOC)	0.06	4-1-2028	15,000,000	15,000,000

				68,950,000

Arizona: 0.93%

Variable Rate Demand Notes ø: 0.93%
Maricopa County AZ IDA Gran Victoria Housing LLC Project Series 2000 A (Housing Revenue, FNMA Insured)	0.06	4-15-2030	10,400,000	10,400,000
Mesa AZ Utility System Clipper Tax-Exempt Certificate Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	7-1-2024	20,055,000	20,055,000

				30,455,000

California: 15.16%

Other Municipal Debt: 1.82%
California School Cash Reserve Program Authority Series 2013-X (Miscellaneous Revenue)	2.00	10-1-2013	11,000,000	11,033,177
Los Angeles County CA Capital Asset Leasing Corporation Series B (Lease Revenue)	0.09	9-10-2013	4,900,000	4,900,000
Los Angeles County CA Schools Pooled Financing Program TRAN Series B-2 (Miscellaneous Revenue)	2.00	11-29-2013	5,300,000	5,327,221
Los Angeles County CA Schools Pooled Financing Program TRAN Series B-3 (Miscellaneous Revenue)	2.00	11-29-2013	2,000,000	2,010,601
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-6 (Miscellaneous Revenue)	2.00	12-31-2013	3,000,000	3,021,772
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-8 (Miscellaneous Revenue)	2.00	1-31-2014	16,500,000	16,634,578
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-9 (Miscellaneous Revenue)	2.00	1-31-2014	7,600,000	7,658,892
Los Angeles County CA Series A (Miscellaneous Revenue)	2.00	2-28-2014	6,200,000	6,265,410
San Diego CA Unified School District Series A-1 (Miscellaneous Revenue)	2.00	1-31-2014	3,000,000	3,027,569

				59,879,220

Variable Rate Demand Notes ø: 13.34%
ABAG Finance Authority for Nonprofit Corporation California Branson School Series 2008 (Education Revenue, Northern Trust Company LOC)	0.06	7-1-2038	12,605,000	12,605,000
ABAG Finance Authority for Nonprofit Corporation California San Francisco University High School Series A (Education Revenue, Northern Trust Company LOC)	0.06	4-1-2036	6,480,000	6,480,000

2	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
ABAG Finance Authority for Nonprofit Corporations California Menlo School Series 2003 (Education Revenue, Northern Trust Company LOC)	0.06%	9-1-2033	$15,000,000	$15,000,000
Burbank CA Unified School District Series 2013 ROC RR II R-14055 (GO, Citibank NA LIQ) 144A	0.07	2-1-2021	5,520,000	5,520,000
California CDA Gas Supply Series 2010 (Utilities Revenue, Royal Bank of Canada SPA)	0.05	11-1-2040	81,225,000	81,225,000
California CDA Sutter Health ROC RR-II-R-11621 (Health Revenue, AGM Insured, Citibank NA LIQ) 144A	0.07	8-15-2032	10,200,000	10,200,000
California GO Kindergarten University Public Education Facilities Series 2005-A (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.04	5-1-2040	5,100,000	5,100,000
California HFFA Catholic Healthcare West Series 2004-K (Health Revenue, Mizuho Corporate Bank LOC)	0.05	7-1-2033	18,000,000	18,000,000
California HFFA Catholic Healthcare West Series 2005-H (Health Revenue, Sumitomo Mitsui Banking LOC)	0.04	7-1-2035	12,265,000	12,265,000
California HFFA Presbyterian Homes & Services Incorporated Series 2004 (Health Revenue, Union Bank NA LOC)	0.06	7-1-2034	20,300,000	20,300,000
California Infrastructure & Economic Development Bank American National Red Cross Series 2008 (Housing Revenue, U.S. Bank NA LOC)	0.04	9-1-2034	8,500,000	8,500,000
California Infrastructure & Economic Development Bank Le Lycee Francias de Los Angeles Project Series 2006 (Education Revenue, U.S. Bank NA LOC)	0.06	9-1-2036	11,255,000	11,255,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series 2009-B (Utilities Revenue, Mizuho Corporate Bank LOC)	0.05	11-1-2026	13,185,000	13,185,000
California Municipal Finance Authority Pacific Institute Series 2007-A (Housing Revenue, California Bank & Trust LOC)	0.04	8-1-2037	4,715,000	4,715,000
Elsinore Valley CA Municipal Water District COP Series 2008-B (Water & Sewer Revenue, U.S. Bank NA LOC)	0.07	7-1-2035	8,300,000	8,300,000
Kings County CA Housing Authority Edgewater Apartments Series 2001-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	2-15-2031	7,070,000	7,070,000
Lancaster CA Redevelopment Agency MFHR 20th Street Apartments Project Series C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	12-1-2026	5,500,000	5,500,000
Los Angeles CA DW&P Sub Series 2002-A-1 (Utilities Revenue, JPMorgan Chase & Company SPA)	0.05	7-1-2035	10,000,000	10,000,000
Los Angeles CA International Airport Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-30 (Airport Revenue, Royal Bank of Canada LIQ) 144A	0.06	5-15-2040	10,060,000	10,060,000
Los Angeles CA Unified School District 2012-2013 TRAN Series B JPMorgan PUTTER Series 4289 (GO, JPMorgan Chase & Company LIQ) 144A	0.06	11-28-2013	10,500,000	10,500,000
Los Rios CA Community College District Series C PUTTER Series 2972 (GO, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.08	2-1-2014	5,065,000	5,065,000
Metropolitan Water District of Southern California JPMorgan Chase PUTTER Trust Series 3655Z (Water & Sewer Revenue, JPMorgan Chase & Company LIQ) 144A	0.07	7-1-2017	3,185,000	3,185,000
Morgan Hill CA RDA Tax Allocation Ojo de Agua Redevelopment Project Area Series 2008-A (Tax Revenue, Scotia Bank LOC)	0.07	9-1-2033	37,535,000	37,535,000
Ontario County CA Multi-Family Park Centre Apartment Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.05	12-1-2035	9,200,000	9,200,000
Orange County CA Apartment Development Villas Aliento Issue E of 1998 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	8-15-2028	3,140,000	3,140,000
Orange County CA Improvement Bond Act of 1915 Irvine Coast Assessment District #88 (Miscellaneous Revenue, Sumitomo Mitsui Banking LOC)	0.06	9-2-2018	4,065,000	4,065,000
Sacramento CA Suburban Water District COP Series 2009-A (Miscellaneous Revenue, Sumitomo Mitsui Banking LOC)	0.04	11-1-2034	9,600,000	9,600,000
Sacramento County CA Housing Authority River Terrace Apartments Series 1996-C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	7-15-2029	4,880,000	4,880,000

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Sacramento County CA MUD JPMorgan Chase PUTTER Series 4071 (Utilities Revenue, BHAC/AGM/Ambac Insured, JPMorgan Chase & Company LIQ) 144A	0.06%	11-15-2013	$3,130,000	$3,130,000
Sacramento County CA River Pointe Housing Authority Apartments Series 2007-B (Housing Revenue, FNMA LOC, FNMA Insured)	0.07	8-15-2027	10,000,000	10,000,000
San Diego County CA Regional Transportation Community Limited Tax Series 2008-C (Tax Revenue, Mizuho Corporate Bank SPA)	0.05	4-1-2038	15,600,000	15,600,000
San Francisco CA City & County Airports Commission Series 36A (Airport Revenue, U.S. Bank NA LOC)	0.05	5-1-2026	9,400,000	9,400,000
San Francisco CA City & County RDA Fillmore Center 1999 Issue B-1 (Housing Revenue, FHLMC LIQ)	0.07	12-1-2017	10,000,000	10,000,000
Santa Clara Valley CA Transportation Authority 2000 Measure A (Tax Revenue, Sumitomo Mitsui Banking SPA)	0.06	4-1-2036	20,710,000	20,710,000
Vacaville CA MFHR Quail Run Apartments Project Series 1988-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	7-15-2018	7,300,000	7,300,000
Vacaville CA MFHR Sycamore Apartments Project Series 1999-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	5-15-2029	2,350,000	2,350,000
Walnut Creek CA Multifamily Mortgage Creekside Drive Apartments 1985 Issue A (Housing Revenue, FHLMC LIQ)	0.06	4-1-2027	7,120,000	7,120,000

				438,060,000

Colorado: 0.83%

Variable Rate Demand Notes ø: 0.83%
Colorado HFA Winridge Apartments Series 1998 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	2-15-2028	8,400,000	8,400,000
Denver CO City & County MFHR Cottonwood Creek Series 1989 A (Housing Revenue, FHLMC LIQ)	0.11	4-15-2014	7,050,000	7,050,000
Denver CO City & County MFHR Garden Court Community Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	12-15-2038	7,995,000	7,995,000
Southeast Colorado Public Improvement Metropolitan District Series 2004 (GO, U.S. Bank NA LOC)	0.07	11-15-2034	3,695,000	3,695,000

				27,140,000

Connecticut: 0.18%

Variable Rate Demand Note ø: 0.18%
Connecticut Municipal Electric Energy Cooperative Power Supply System Series 2013-A Deutsche Bank Spears Series DBE-1164 (Utilities Revenue) 144A	0.11	1-1-2038	6,000,000	6,000,000

Delaware: 0.30%

Variable Rate Demand Note ø: 0.30%
Delaware EDA St. Andrews School Project Series 2002 (Education Revenue, TD Bank NA SPA)	0.07	9-1-2032	10,000,000	10,000,000

District of Columbia: 1.27%

Other Municipal Debt: 0.93%
District of Columbia (GO)	2.00	9-30-2013	30,500,000	30,591,999

Variable Rate Demand Notes ø: 0.34%
District of Columbia Community Connection Real Estate Foundation Issue Series 2007-A (Miscellaneous Revenue)	0.11	7-1-2032	3,600,000	3,600,000

4	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
District of Columbia Family & Child Services Incorporated Series 2006 (Miscellaneous Revenue, Bank of America NA LOC)	0.13%	7-1-2041	$3,135,000	$3,135,000
District of Columbia Housing Finance Agency The Yard D Building Project Series 2012 (Housing Revenue, Capital One NA LOC)	0.07	10-1-2047	4,250,000	4,250,000

				10,985,000

Florida: 6.99%

Other Municipal Debt: 1.37%
JEA Florida Electric System Series 00-A (Utilities Revenue)	0.13	8-14-2013	24,400,000	24,400,000
JEA Florida Electric System Series F-1 (Utilities Revenue)	0.12	8-29-2013	11,550,000	11,550,000
JEA Florida Electric System Series F-2 (Utilities Revenue)	0.12	8-15-2013	9,140,000	9,140,000

				45,090,000

Variable Rate Demand Notes ø: 5.62%
Alachua County FL HFA MFHR Santa Fe Apartments Project Series 2008 (Housing Revenue, FNMA LOC)	0.06	4-15-2041	7,300,000	7,300,000
Brevard County FL HFA MFHR Shore View Apartments Project Series 1995 (Housing Revenue, Harris NA LOC)	0.09	2-1-2015	3,000,000	3,000,000
Duval County FL HFA Sunbeam Road Apartments Project Series 1997 (Housing Revenue, U.S. Bank NA LOC)	0.05	7-1-2025	5,250,000	5,250,000
Florida Gulf Coast University Finance Corporation Parking Project Series 2009-A (Education Revenue, Harris NA LOC)	0.07	2-1-2039	7,490,000	7,490,000
Florida Municipal Power Agency All Requirements Power Supply Series 2008-C (Utilities Revenue, Bank of America NA LOC)	0.08	10-1-2035	3,000,000	3,000,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2006-C (Health Revenue, Bank of America NA LIQ) 144A	0.09	11-15-2036	8,595,000	8,595,000
Hillsborough County FL Capital Improvement Program Series A (Miscellaneous Revenue)	0.12	8-29-2013	7,400,000	7,400,000
Hillsborough County FL School Board Master Lease Program JPMorgan PUTTER Series 4128 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.10	4-22-2014	44,425,000	44,425,000
Jacksonville FL HFA MFHR St. Augustine Apartments Project Series 2006 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	7-15-2033	3,550,000	3,550,000
Marion County FL HFA Paddock Park Apartments Series 2002 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	10-15-2032	4,000,000	4,000,000
Orange County FL Sales Tax Revenue Series 2012-B Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-43 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.06	1-1-2020	5,115,000	5,115,000
Orlando FL Utilities Commission Series 2011-A (Utilities Revenue) (i)	0.17	10-1-2027	13,490,000	13,490,000
Palm Beach County FL Children’s Home Project Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.14	5-1-2038	3,825,000	3,825,000
Palm Beach County FL Norton Gallery School of Art Incorporated Series 1995 (Education Revenue, Northern Trust Company LOC)	0.11	5-1-2025	1,465,000	1,465,000
Pinellas County FL IDR Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.06	8-1-2028	4,375,000	4,375,000
Sarasota County FL Planned Parenthood Incorporated Project Series 2007 (Health Revenue, Harris NA LOC)	0.09	10-1-2041	4,290,000	4,290,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue)	0.16	11-15-2033	14,000,000	14,000,000
West Palm Beach FL Utilities Systems Series 2008-C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.30	10-1-2038	43,990,000	43,990,000

				184,560,000

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Georgia: 1.25%

Variable Rate Demand Notes ø: 1.25%
Atlanta GA Development Authority Perkins Will Incorporated Project Series 2010 (IDR, Harris NA LOC)	0.07%	11-1-2030	$8,660,000	$8,660,000
Dekalb County GA Water & Sewer Revenue Series 2006-B ROC RR-II-R-11900 (Water & Sewer Revenue, AGM Insured, Citibank NA LIQ) 144A	0.12	4-1-2023	5,000,000	5,000,000
Gwinnett County GA Development Authority COP Public School Project Series 2006 Clipper Tax-Exempt Certified Trust Series 2009-41 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.07	1-1-2016	8,795,000	8,795,000
Gwinnett County GA Development Authority Goodwill North Georgia Incorporated Project Series 2009 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.07	10-1-2033	5,000,000	5,000,000
Gwinnett County GA School District PUTTER Series 2007-1011 (Housing Revenue, Bank of America NA LIQ) 144A	0.09	7-1-2041	2,620,000	2,620,000
Metropolitan Atlanta GA Rapid Transit Authority Trust Class A (Tax Revenue, Societe Generale LOC, Ambac Insured, Societe Generale LIQ) 144A	0.16	7-1-2020	11,000,000	11,000,000

				41,075,000

Hawaii: 0.51%

Variable Rate Demand Notes ø: 0.51%
Hawaii Bonds Series 2007 Clipper Tax-Exempt Certified Trust Series 2009-62 (GO, State Street Bank & Trust Company LIQ)	0.06	4-1-2018	9,995,000	9,995,000
Honolulu City & County HI Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-62 (GO, Royal Bank of Canada LIQ) 144A	0.06	11-1-2020	6,665,000	6,665,000

				16,660,000

Idaho: 0.59%

Variable Rate Demand Note ø: 0.59%
Jerome County ID Economic Development Corporation Davisco Foods International Project Series 2009 (IDR, Bank of Montreal LOC)	0.06	12-1-2029	19,420,000	19,420,000

Illinois: 7.92%

Other Municipal Debt: 0.65%
Illinois Educational Facilities Authority NorthShore Health System & Other Instructions Series 1995 (Education Revenue)	0.14	8-6-2013	21,400,000	21,400,000

Variable Rate Demand Notes ø: 7.27%
Aurora IL Economic Development Aurora University Series 2004 (Education Revenue, Harris NA LOC)	0.06	3-1-2035	12,000,000	12,000,000
Chicago IL Education Marine Project Series 1984 (IDR, FHLB LOC)	0.06	7-1-2023	4,200,000	4,200,000
Chicago IL Waterworks Revenue Sub Series 2001-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.27	11-1-2030	20,200,000	20,200,000
Chicago IL Waterworks Revenue Sub Series 2001-2 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.27	11-1-2030	14,250,000	14,250,000
DuPage & Will Counties IL Community School District #204 Indian Prairie School Building Series A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-26 (GO, Royal Bank of Canada LIQ) 144A	0.08	6-30-2016	5,765,000	5,765,000
Illinois Development Finance Authority Cook Communications Ministries Project Series 2002 (Miscellaneous Revenue, Bank of America NA LOC)	0.24	3-1-2017	4,500,000	4,500,000
Illinois Development Finance Authority Presbyterian Homes Two Arbor Lane Project Series 2001 (Health Revenue, Northern Trust Company LOC)	0.07	4-1-2035	9,000,000	9,000,000

6	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Illinois Development Finance Authority St. Ignatius College Series 1994 (Education Revenue, PNC Bank NA LOC)	0.08%	6-1-2024	$12,000,000	$12,000,000
Illinois Development Finance Authority Village of Oak Park Residence Corporation Project Series 2006 (Housing Revenue, PNC Bank NA LOC)	0.07	9-1-2046	4,000,000	4,000,000
Illinois Development Finance Authority YMCA Metropolitan Chicago Project Series 2001 (Miscellaneous Revenue, Harris NA LOC)	0.06	6-1-2029	7,000,000	7,000,000
Illinois ECFA National Louis University Project Series 1999-B (Education Revenue, JPMorgan Chase & Company LOC)	0.07	6-1-2029	9,950,000	9,950,000
Illinois Educational Facilities Authority Chicago Zoological Society Brookfield Zoo Project Series 1995-B (Miscellaneous Revenue, Northern Trust Company LOC)	0.07	12-15-2025	5,000,000	5,000,000
Illinois Finance Authority Advocate Health Care Network Series 2011-B (Health Revenue) (i)	0.18	4-1-2051	6,500,000	6,500,000
Illinois Finance Authority Lake Forest County Day School Project Series 2005 (Education Revenue, Northern Trust Company LOC)	0.07	7-1-2035	12,750,000	12,750,000
Illinois Finance Authority Resurrection Health Care Series 2005-B (Health Revenue, JPMorgan Chase & Company LOC)	0.06	5-15-2035	35,000,000	35,000,000
Illinois Finance Authority Revenue University of Chicago Series 2008 (Education Revenue, U.S. Bank NA SPA)	0.05	7-1-2038	13,200,000	13,200,000
Illinois Finance Authority The Catherine Cook School Project Series 2007 (Education Revenue, Northern Trust Company LOC)	0.07	1-1-2037	5,820,000	5,820,000
Illinois Toll Highway Authority Series A1 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.44	1-1-2031	4,500,000	4,500,000
Illinois Toll Highway Authority Series A2 (Transportation Revenue, AGM Insured, PNC Bank NA SPA)	0.44	1-1-2031	13,000,000	13,000,000
Metropolitan Pier & Exposition Authority Illinois McCormick Place Expansion Project Series 2010-B-2 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	0.09	6-15-2050	12,600,000	12,600,000
Metropolitan Pier & Exposition Authority Illinois McCormick Place Expansion Project Series 2011 Royal Bank of Canada Municipal Products Incorporated PFOTER Series O-40 (Airport Revenue, Royal Bank of Canada LIQ) 144A	0.06	6-15-2020	8,130,000	8,130,000
Metropolitan Pier & Exposition Authority Illinois McCormick Place Expansion Project Series 2012 B JPMorgan PUTTER Series 4249 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.09	6-15-2020	13,330,000	13,330,000
Metropolitan Pier & Exposition Authority Illinois McCormick Place Expansion Project Series 2012-B Royal Bank of Canada Municipal Products Incorporated PFOTER Series O-42 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.06	6-15-2020	4,320,000	4,320,000
Springfield IL PUTTER Series 1314 (Utilities Revenue, BHAC/MBIA Insured, JPMorgan Chase & Company LIQ)	0.09	3-1-2014	1,680,000	1,680,000

				238,695,000

Indiana: 2.03%

Variable Rate Demand Notes ø: 2.03%
Clipper Tax-Exempt Certified Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.09	7-1-2023	26,140,000	26,140,000
Indiana Finance Authority Midwestern Disaster Relief Ohio Valley Electric Corporation Project Series C (Utilities Revenue, Bank of Nova Scotia LOC)	0.05	6-1-2040	10,000,000	10,000,000
Indiana Finance Authority Northshore Health Center Incorporated Project Series 2008 (Health Revenue, Harris NA LOC)	0.07	7-1-2038	4,920,000	4,920,000
Indiana Finance Authority University Health Obligated Group Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011 E-23 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.06	3-1-2036	10,000,000	10,000,000

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Indiana HEFA ROC RR-11-R-11460 (Health Revenue, AGM Insured, Citibank NA LIQ)	0.21%	5-1-2016	$3,000,000	$3,000,000
Indiana HFFA Fayette Memorial Hospital Association Series 2002-A (Health Revenue, U.S. Bank NA LOC)	0.08	10-1-2032	4,365,000	4,365,000
Indianapolis IN Industrial MFHR Washington Pointe Project Series 2009-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	4-15-2039	8,235,000	8,235,000

				66,660,000

Iowa: 1.31%

Variable Rate Demand Notes ø: 1.31%
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (IDR)	0.08	6-1-2039	34,000,000	34,000,000
Iowa Finance Authority Midwestern Disaster Area Chrisbro III Incorporated Project Series 2011 (IDR, Great Western Bank LOC)	0.07	8-1-2041	9,130,000	9,130,000

				43,130,000

Kansas: 0.27%

Variable Rate Demand Note ø: 0.27%
Kansas Development Finance Authority Adventist Health Sunbelt Obligated Group Series 2009-C Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-11 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.06	11-15-2038	9,000,000	9,000,000

Kentucky: 1.05%

Other Municipal Debt: 0.17%
Kentucky Rural Water Finance Corporation Public Project Series 2012-D-1 (Miscellaneous Revenue)	1.00	10-1-2013	5,500,000	5,506,237

Variable Rate Demand Notes ø: 0.88%
Fort Mitchell KY League of Cities Funding Trust Program Series 2002-A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.06	10-1-2032	6,540,000	6,540,000
Kentucky EDFA Catholic Health Initiatives Series 2009 B Morgan Stanley Series 3125 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.09	5-1-2039	11,250,000	11,250,000
Williamstown KY League of Cities Funding Trust Lease Series 2008-A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.06	7-1-2038	6,195,000	6,195,000
Williamstown KY League of Cities Funding Trust Lease Series 2008-B (Miscellaneous Revenue, U.S. Bank NA LOC)	0.06	12-1-2038	5,115,000	5,115,000

				29,100,000

Louisiana: 0.77%

Variable Rate Demand Notes ø: 0.77%
Louisiana HFA The Reserve at Jefferson Crossing Series 2008 (Housing Revenue, FHLMC LOC, FHLMC LIQ)	0.08	7-1-2040	4,095,000	4,095,000
Louisiana HFA Woodward Wright Apartments Project Series 2003 (Housing Revenue, FHLMC LIQ)	0.06	9-1-2033	8,955,000	8,955,000
Louisiana PFA Pollution Control Allied Signal Incorporated Project Series 1992 (IDR)	0.08	8-1-2017	6,815,000	6,815,000
Louisiana Series A-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-31 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.06	5-1-2034	1,140,000	1,140,000
Louisiana State Gas & Fuels Tax Series 2377 (Utilities Revenue, FGIC Insured)	0.08	11-1-2013	4,420,000	4,420,000

				25,425,000

8	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Maryland: 1.12%

Variable Rate Demand Notes ø: 1.12%
Baltimore County MD Cross Creek Apartments Project Series 2008 (Housing Revenue, PNC Bank NA LOC)	0.06%	11-1-2033	$4,415,000	$4,415,000
Baltimore County MD Maryvale Preparatory School Facilities Project Series 2005-A (Education Revenue)	0.11	12-3-2035	1,625,000	1,625,000
Maryland CDA MFHR Hopkins Village Apartments Series 2008-F (Housing Revenue, FHLMC LIQ)	0.06	11-1-2038	3,000,000	3,000,000
Maryland Health & HEFAR Ascension Health Alliance Senior Credit Group Series 2012-B Royal Bank of Canada Municipal Products Incorporated PFOTER Series O-29 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.06	11-15-2051	4,800,000	4,800,000
Maryland HEFA Johns Hopkins University Issue Series 2004-A (Education Revenue, Bank of America NA LIQ) 144A	0.10	7-1-2033	6,665,000	6,665,000
Maryland HEFA University of Maryland Medical System Issue Series 2008-E (Health Revenue, Bank of Montreal LOC)	0.05	7-1-2041	10,000,000	10,000,000
Montgomery County MD EDA Brooke Grove Foundation Incorporated Series 1998 (Health Revenue)	0.11	1-1-2024	6,320,000	6,320,000

				36,825,000

Massachusetts: 1.31%

Variable Rate Demand Notes ø: 1.31%
Massachusetts College Building Authority Series 2011 (Education Revenue) (i)	0.15	11-1-2034	13,980,000	13,980,000
Massachusetts Development Finance Agency Cushing Academy Issue Series 2004 (Education Revenue, TD Bank NA LOC)	0.07	3-1-2034	11,450,000	11,450,000
Massachusetts Development Finance Agency Fay School Issue Series 2008 (Education Revenue, TD Bank NA LOC)	0.05	4-1-2038	4,820,000	4,820,000
University of Massachusetts Building Authority Series 2008-A (Education Revenue, Bank of America NA SPA)	0.06	5-1-2038	12,795,000	12,795,000

				43,045,000

Michigan: 0.75%

Other Municipal Debt: 0.37%
Michigan Finance Authority Series 2012-B-1 (Miscellaneous Revenue)	2.00	8-20-2013	12,195,000	12,205,371

Variable Rate Demand Notes ø: 0.38%
Green Lake Township MI Economic Development Corporation Interlochen Center Arts Project Series 2004 (Miscellaneous Revenue, Harris NA LOC)	0.05	6-1-2034	2,000,000	2,000,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.15	11-15-2049	3,465,000	3,465,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.15	11-15-2049	3,895,000	3,895,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-8 (Health Revenue) (i)	0.15	11-15-2049	1,000,000	1,000,000
Michigan Hospital Finance Authority Trinity Health Credit Group Series 2011 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-32 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.06	6-1-2020	2,000,000	2,000,000

				12,360,000

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Minnesota: 3.29%

Other Municipal Debt: 0.21%
Minnesota Rural Water Finance Authority Public Project Construction Notes Series 2013 (Water & Sewer Revenue)	1.00%	2-1-2014	$2,500,000	$2,508,773
Minnesota Various Purpose Bonds Series 2010-A (GO)	5.00	8-1-2013	4,250,000	4,250,000

				6,758,773

Variable Rate Demand Notes ø: 3.08%
Arden Hills MN Northwestern College Project Series 2010 (Education Revenue, BMO Harris Bank NA LOC)	0.07	11-30-2030	7,380,000	7,380,000
Bloomington MN Bristol Village Apartments Project Series 2002-A-1 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	11-15-2032	8,580,000	8,580,000
Bloomington MN Presbyterian Homes Project Series 2008 (Health Revenue, FHLMC LIQ)	0.05	7-1-2038	5,555,000	5,555,000
Burnsville MN Bridgeway Apartments Project Series 2003 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	10-15-2033	975,000	975,000
East Grand Forks MN Solid Waste Disposal American Crystal Sugar Company Project Series 2009 (Resource Recovery Revenue, CoBank LOC)	0.07	12-1-2021	5,000,000	5,000,000
Eden Prairie MN Eden Glen Apartments Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	2-15-2031	1,815,000	1,815,000
Eden Prairie MN MFHR Park At City West Apartments Project Series 2001 (Housing Revenue, FHLMC LIQ)	0.06	9-1-2031	300,000	300,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	8-15-2038	4,100,000	4,100,000
Inver Grove Heights MN Inver Grove Incorporated Project Series 2005 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	5-15-2035	9,835,000	9,835,000
Maple Grove MN MFHR Basswood Trails Apartment Project Series 2002 (Housing Revenue, FHLMC LIQ)	0.06	3-1-2029	1,620,000	1,620,000
Minneapolis & St. Paul MN Metropolitan Airport Commission Morgan Stanley Series 3200 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	0.09	1-1-2035	6,000,000	6,000,000
Minnesota HEFAR Concordia University Series P-1 (Education Revenue, U.S. Bank NA LOC)	0.07	4-1-2027	2,255,000	2,255,000
Minnesota HEFAR Hamline University Series 6-E1 (Education Revenue, BMO Harris Bank NA LOC)	0.06	10-1-2016	2,060,000	2,060,000
Minnesota HEFAR Hamline University Series 6-E2 (Education Revenue, BMO Harris Bank NA LOC)	0.06	10-1-2025	3,115,000	3,115,000
Minnesota HEFAR MacAlester College Series 3-Z (Education Revenue)	0.12	3-1-2024	6,260,000	6,260,000
Minnesota HEFAR Olaf College Series 5-M2 (Education Revenue, Harris NA LOC)	0.07	10-1-2020	1,745,000	1,745,000
Oak Park Heights MN Boutwells Landing Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.05	11-1-2035	9,315,000	9,315,000
Pine City MN Senior Housing Agency Lakeview Project Series 2006 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	4-15-2036	5,600,000	5,600,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	9-15-2031	2,865,000	2,865,000
Spring Lake Park MN Senior Housing Oak Crest Apartments Project Series 2003 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	2-15-2033	1,155,000	1,155,000
St. Anthony MN Autumn Woods Housing Project Series 2002 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	5-15-2032	2,550,000	2,550,000
St. Louis Park MN Knollwood Place Apartment Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.06	10-1-2035	11,800,000	11,800,000

10	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
St. Louis Park MN MFHR Parkshore Senior Campus Project Series 2004 (Housing Revenue, FHLMC LIQ)	0.05%	8-1-2034	$1,345,000	$1,345,000

				101,225,000

Mississippi: 0.96%

Variable Rate Demand Note ø: 0.96%
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	11-1-2018	31,560,000	31,560,000

Missouri: 4.07%

Variable Rate Demand Notes ø: 4.07%
Independence MO IDA The Mansions Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.06	8-1-2035	5,110,000	5,110,000
Kansas City MO IDA Ewing Marion Kauffman Foundation Series 1997-A (Miscellaneous Revenue)	0.07	4-1-2027	1,905,000	1,905,000
Kansas City MO IDA Ewing Marion Kauffman Foundation Series 2001 (Miscellaneous Revenue)	0.07	4-1-2027	250,000	250,000
Missouri Development Finance Board Ewing Marion Kauffman Foundation Project Series 2007-A (Miscellaneous Revenue)	0.07	6-1-2037	9,525,000	9,525,000
Missouri Development Finance Board Kauffman Center Performing Arts Project Series 2007-A (Miscellaneous Revenue, Northern Trust Company SPA)	0.06	6-1-2037	31,500,000	31,500,000
Missouri HEFA Series 2005-D-4 (Health Revenue, JPMorgan Chase & Company SPA)	0.08	6-1-2033	49,425,000	49,425,000
Missouri HEFA Series 2008-A (Health Revenue, U.S. Bank NA SPA)	0.05	5-15-2038	16,200,000	16,200,000
St. Louis County MO IDA Heatherbrook Gardens Apartment Project Series 1992 (Housing Revenue, U.S. Bank NA LOC)	0.25	3-1-2022	1,765,000	1,765,000
St. Louis County MO IDA The Pelican Cove Project Series 2004 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	3-15-2034	18,000,000	18,000,000

				133,680,000

Nevada: 0.09%

Variable Rate Demand Note ø: 0.09%
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008-A (Tax Revenue, Bank of New York Mellon LOC)	0.05	6-1-2042	3,000,000	3,000,000

New Hampshire: 0.74%

Variable Rate Demand Notes ø: 0.74%
New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue) 144A	0.06	6-1-2039	6,280,000	6,280,000
New Hampshire HEFA FHA Healthcare Issue Series 2009 JPMorgan PUTTER Series 3648 (Health Revenue, JPMorgan Chase & Company LIQ) 144A	0.16	10-1-2017	5,940,000	5,940,000
New Hampshire HEFA Frisbie Memorial Hospital Issue Series 2006 (Health Revenue, TD Bank NA LOC)	0.08	10-1-2036	11,975,000	11,975,000

				24,195,000

New Jersey: 0.95%

Variable Rate Demand Notes ø: 0.95%
Burlington County NJ Bridge Lutheran Home Project Series 2005-A (Miscellaneous Revenue, Commerce Bank NA LOC)	0.05	12-1-2025	1,195,000	1,195,000

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
New Jersey EDA Motor Vehicle Surcharges Series 2004-A (Miscellaneous Revenue, BHAC/National Insured, Bank of America NA LIQ)	0.09%	7-1-2026	$2,190,000	$2,190,000
New Jersey EDA School Facilities Construction Series I Deutsche Bank Spears Series DBE-1151 (Transportation Revenue, Deutsche Bank AG LIQ) 144A	0.11	9-1-2025	11,000,000	11,000,000
New Jersey EDA School Facilities Construction Series NN Deutsche Bank Spears Series DBE-1143X (Miscellaneous Revenue) 144A	0.12	3-1-2029	2,900,000	2,900,000
New Jersey Educational Facilities Authority Defense Analyses Issue Series 2000-D (Miscellaneous Revenue, Branch Banking & Trust LOC, Ambac Insured)	0.06	10-1-2030	4,200,000	4,200,000
New Jersey TTFA Clipper Tax-Exempt Certificates Trust Series 2009-70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.06	12-15-2023	3,600,000	3,600,000
New Jersey Turnpike Authority Series 2013-A Deutsche Bank Spears Series DBE-1153X (Transportation Revenue, Deutsche Bank AG LIQ) 144A	0.11	1-1-2038	6,000,000	6,000,000

				31,085,000

New York: 4.07%

Other Municipal Debt: 0.45%
Metropolitan Transportation Authority New York Credit Enhanced Transportation BAN Series CP-2 Sub Series A (Transportation Revenue)	0.10	9-10-2013	9,200,000	9,200,000
New York NY Transitional Finance Authority Revenue Series 2004-B (Tax Revenue)	5.00	8-1-2032	5,625,000	5,625,000

				14,825,000

Variable Rate Demand Notes ø: 3.62%
Nassau County NY Local Economic Assistance Adults & Children with Learning & Developmental Disabilities Incorporated Project Series 2011-A (Miscellaneous Revenue, TD Bank NA LOC)	0.06	11-1-2041	7,300,000	7,300,000
New York Convention Center Development Corporation New York Hotel Unit Fee Secured Series 3095 (Tax Revenue, BHAC/Ambac Insured) 144A	0.06	11-15-2044	35,335,000	35,335,000
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.09	11-15-2026	23,300,000	23,300,000
New York Dormitory Authority Series 14 Clipper Tax-Exempt Certificate Trust Series 2009-45 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	7-1-2025	19,800,000	19,800,000
New York Housing Finance Agency 600 West 42nd Street Series 2009-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	5-15-2041	7,600,000	7,600,000
New York NY Housing Development Corporation Manhattan Avenue Development Series 2012-A (Housing Revenue, FHLMC LIQ)	0.05	6-1-2046	8,000,000	8,000,000
New York NY Housing Development Corporation MFHR Series 2012-C (Housing Revenue)	0.22	5-1-2045	2,100,000	2,100,000
New York NY Municipal Water Finance Authority Residual Interest Bond Trust Series 2013-3WX (Water & Sewer Revenue, Barclays Bank plc LIQ)) 144A	0.07	6-15-2047	5,000,000	5,000,000
Riverhead NY IDA Central Suffolk Hospital Project Series 2006-C (Health Revenue)	0.09	7-1-2017	3,505,000	3,505,000
Riverhead NY IDR Central Suffolk Hospital Project Series 2006-A (Health Revenue)	0.09	7-1-2031	3,445,000	3,445,000
Riverhead NY IDR Central Suffolk Hospital Project Series 2006-B (Health Revenue)	0.09	7-1-2031	3,450,000	3,450,000

				118,835,000

North Carolina: 1.64%

Variable Rate Demand Notes ø: 1.64%
North Carolina Capital Facilities Finance Agency Educational Campbell University Series 2009 (Education Revenue, Branch Banking & Trust LOC)	0.06	10-1-2034	5,485,000	5,485,000

12	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
North Carolina Capital Facilities Finance Agency Educational Guilford College Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.06%	5-1-2024	$2,960,000	$2,960,000
North Carolina Capital Facilities Finance Agency Educational High Point University Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.06	5-1-2030	2,690,000	2,690,000
North Carolina Capital Facilities Finance Agency Educational Hill Center Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.06	7-1-2028	4,330,000	4,330,000
North Carolina Medical Care Commission Health Care Facilities University Health Systems of Eastern Carolina Series 2008 B-1 (Health Revenue, Branch Banking & Trust LOC)	0.11	12-1-2036	30,250,000	30,250,000
North Carolina Medical Care Commission Hospice Alamance-Caswell Project Series 2008 (Health Revenue, Branch Banking & Trust LOC)	0.06	12-1-2033	4,700,000	4,700,000
North Carolina Port Authority Facilities Series 2008 (Airport Revenue, Branch Banking & Trust LOC)	0.06	6-1-2036	3,500,000	3,500,000

				53,915,000

North Dakota: 1.45%

Other Municipal Debt: 1.27%
Mercer County ND PCR Series 2009-1 (Utilities Revenue)	0.18	8-7-2013	38,800,000	38,800,000
North Dakota Water Finance Corporation Public Projects Construction Series B-2 (Miscellaneous Revenue)	1.00	6-1-2014	3,000,000	3,017,867

				41,817,867

Variable Rate Demand Note ø: 0.18%
Richland County ND Recovery Zone Project Series 2010-C (IDR, CoBank LOC)	0.07	11-1-2028	5,815,000	5,815,000

Ohio: 2.88%

Variable Rate Demand Notes ø: 2.88%
Allen County OH Hospital Facilities Revenue Series 2010-A Catholic Health Partners JPMorgan PUTTER Series 3692Z (Health Revenue, JPMorgan Chase & Company LIQ) 144A	0.14	12-1-2017	6,335,000	6,335,000
Deutsche Bank Spears/Lifers Series 2013 DBE-1151 (Education Revenue) 144A	0.11	12-1-2043	4,400,000	4,400,000
JobsOhio Beverage Systems Statewide Liquor Profits Senior Lien Series 2013-A Deutsche Bank Spears Series DBE-1157 (Miscellaneous Revenue) 144A	0.09	1-1-2038	64,165,000	64,165,000
Montgomery County OH Catholic Health Initiatives Series 2009-A Morgan Stanley Series 3260 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.09	5-1-2034	8,965,000	8,965,000
Pike County OH HCFR Traditions Health Care Obligation Group Series 2007 (Health Revenue, U.S. Bank NA LOC)	0.07	6-1-2033	2,100,000	2,100,000
Princeton OH School District MSTR (GO, National Insured, Societe Generale LIQ)	0.11	12-1-2030	5,680,000	5,680,000
Warren County OH Cincinnati Electricity Corporation Project Series 1985 (Miscellaneous Revenue, Scotia Bank LOC)	0.23	9-1-2015	2,810,000	2,810,000

				94,455,000

Oregon: 0.16%

Variable Rate Demand Note ø: 0.16%
Oregon Veterans Welfare Series 85 (Tax Revenue, U.S. Bank NA SPA)	0.05	6-1-2041	5,100,000	5,100,000

Other: 2.39%

Variable Rate Demand Notes ø: 2.39%
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.11	2-15-2028	73,616,000	73,616,000

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Clipper Tax-Exempt Certified Trust Series 2004-05 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06%	5-1-2014	$4,690,000	$4,690,000

				78,306,000

Pennsylvania: 6.11%

Variable Rate Demand Notes ø: 6.11%
Allegheny County PA Hospital Development Authority University of Pittsburg Medical Center Series 2010-C Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-29 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.06	4-25-2014	7,000,000	7,000,000
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series 2010-B1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-45 (Health Revenue, Royal Bank of Canada LOC) 144A	0.06	3-1-2016	12,300,000	12,300,000
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Project Series 2007 B-2 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-16 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.06	4-15-2039	28,630,000	28,630,000
Allegheny County PA IDA Oakland Catholic High School Project Series 2012 (Miscellaneous Revenue, PNC Bank NA LOC)	0.07	8-1-2032	6,590,000	6,590,000
Allegheny County PA IDA United Jewish Federation Project Series 1996-A (Health Revenue, PNC Bank NA LOC)	0.07	10-1-2026	1,208,000	1,208,000
Allegheny County PA IDA Watson Institute Friendship Academy Project Series 2010 (Education Revenue, PNC Bank NA LOC)	0.06	8-1-2040	3,750,000	3,750,000
Beaver County PA IDA Electric Company Project Series 2005-A (Utilities Revenue, Bank of Nova Scotia LOC)	0.05	11-1-2020	10,000,000	10,000,000
Beaver County PA IDA Metropolitan Edison Company Project Series 2005-A (Utilities Revenue, Bank of Nova Scotia LOC)	0.05	7-15-2021	10,000,000	10,000,000
Berks County PA The Reading Hospital & Medical Center Project Series 2012-D Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E36 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.06	11-1-2035	15,000,000	15,000,000
Bethlehem PA Area School District Authority Project Series 2010 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-E-31 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.06	5-1-2014	6,000,000	6,000,000
Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-C-14 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.06	12-1-2041	6,680,000	6,680,000
Manheim Township PA School District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-E-28 (GO, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.06	12-12-2014	10,525,000	10,525,000
Montgomery County PA IDA LaSalle College High School Series 2007-A (Education Revenue, PNC Bank NA LOC)	0.06	11-1-2037	3,700,000	3,700,000
Pennsylvania EDFA Philadelphia Area Independent School Business Officers Association Financing Program LaSalle College High School Project Series 2000-J-1 (Education Revenue, PNC Bank NA LOC)	0.07	11-1-2030	1,225,000	1,225,000
Pennsylvania Housing Finance Agency Series 2004 (GO, PNC Bank NA SPA)	0.05	1-1-2034	8,260,000	8,260,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2003 (Miscellaneous Revenue, AGM Insured)	0.23	6-1-2028	8,300,000	8,300,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2003 ROC RR-II-R-11396 (Miscellaneous Revenue, AGM Insured, Citibank NA LIQ)	0.21	12-1-2023	7,600,000	7,600,000

14	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2006B JPMorgan Chase PUTTER Series 1970 (Lease Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.18%	12-1-2014	$2,970,000	$2,970,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2006B JPMorgan Chase PUTTER Series 3498Z (Miscellaneous Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.18	6-1-2015	3,540,000	3,540,000
Pennsylvania Turnpike Commission Series 2011-C-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-22 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.06	12-1-2038	7,465,000	7,465,000
Philadelphia PA School District Series A Branch Banking & Trust Municipal Trust Series 2004 (GO, Branch Banking & Trust LOC, Branch Banking & Trust LIQ) 144A	0.07	1-4-2029	10,290,000	10,290,000
Upper St. Clair Township PA Series 2008 (GO)	0.07	6-1-2038	29,475,000	29,475,000

				200,508,000

Puerto Rico: 0.56%

Variable Rate Demand Notes ø: 0.56%
Puerto Rico Sales Tax Corporate Financing ROC RR-II-R-11760 (Tax Revenue, Citibank NA LIQ) 144A	0.08	12-1-2047	6,000,000	6,000,000
Puerto Rico Sales Tax Corporate Financing ROC RR-II-R-11761 (Tax Revenue, Citibank NA LIQ) 144A	0.08	12-1-2047	4,000,000	4,000,000
Puerto Rico Sales Tax Corporate Financing ROC RR-II-R-11778 (Tax Revenue, Citibank NA LIQ) 144A	0.08	8-1-2047	4,875,000	4,875,000
Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue)	0.06	8-1-2057	3,500,000	3,500,000

				18,375,000

Rhode Island: 0.18%

Variable Rate Demand Note ø: 0.18%
Narragansett Bay RI Commission Wastewater System Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2013-0-60 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.11	9-1-2020	5,800,000	5,800,000

South Carolina: 1.48%

Other Municipal Debt: 1.06%
York County SC Electric Membership Corporation Project Series B (Utilities Revenue)	0.25	9-3-2013	2,900,000	2,900,000
York County SC PCR Series 2000-B1 (Utilities Revenue)	0.25	9-3-2013	10,700,000	10,700,000
York County SC PCR Series 2000-B2 (Utilities Revenue)	0.25	9-3-2013	21,400,000	21,400,000

				35,000,000

Variable Rate Demand Notes ø: 0.42%
South Carolina Educational Facilities Authority Newbury College Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.06	6-1-2035	2,075,000	2,075,000
South Carolina Housing Finance & Development Authority MFHR Brookside Crossing Apartments Series 2008 (Housing Revenue, FHLMC LIQ)	0.06	6-1-2046	4,680,000	4,680,000
South Carolina Jobs EDA Bon Secours Health System Incorporated Series 2013 Deutsche Bank Spears Series DBE-1141 (Health Revenue) 144A	0.11	11-1-2029	4,505,000	4,505,000
South Carolina Jobs EDA Institutional Business & Home Safety Project Series 2009 (IDR, Branch Banking & Trust LOC)	0.06	11-1-2034	2,440,000	2,440,000

				13,700,000

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

South Dakota: 0.50%

Variable Rate Demand Notes ø: 0.50%
South Dakota Housing Development Authority Homeownership Mortgage Series 2004 D (Housing Revenue, Bank of New York Mellon SPA)	0.06%	5-1-2032	$9,890,000	$9,890,000
South Dakota Housing Development Authority LaCrosse Investment Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	2-15-2031	6,495,000	6,495,000

				16,385,000

Tennessee: 0.70%

Variable Rate Demand Notes ø: 0.70%
Blount County TN Industrial Development Board Maryville Civic Arts Center Project Series 2009-A (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.06	6-1-2036	1,000,000	1,000,000
Blount County TN Public Building Authority Local Government Public Import Series E-1-A (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.06	6-1-2037	6,450,000	6,450,000
Blount County TN Public Building Authority Series E-5-B (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.06	6-1-2042	4,650,000	4,650,000
Franklin County TN HEFA Board University of the South Project Series 1998-B (Education Revenue)	0.10	9-1-2018	6,430,000	6,430,000
Sevier County TN Public Building Authority Local Government Public Improvement Series V-B-1 (Water & Sewer Revenue, Branch Banking & Trust LOC)	0.06	6-1-2035	4,500,000	4,500,000

				23,030,000

Texas: 14.29%

Other Municipal Debt: 3.31%
Dallas Area Rapid Transit Series I (Tax Revenue)	0.16	9-9-2013	7,500,000	7,500,000
Dallas Area Rapid Transit Series I (Tax Revenue)	0.16	10-16-2013	7,000,000	7,000,000
Texas PFA Series 2003 (Miscellaneous Revenue)	0.16	8-7-2013	11,990,000	11,990,000
Texas TRAN Series 2012 (Miscellaneous Revenue)	2.50	8-30-2013	82,000,000	82,150,165

				108,640,165

Variable Rate Demand Notes ø: 10.98%
Bexar County TX Housing Finance Corporation Palisades Park Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	0.06	9-1-2039	4,000,000	4,000,000
Bexar County TX Housing Finance Corporation Vista Meadows Fredericksburg Place Apartments Project Series 2006 (Housing Revenue, FHLMC LIQ)	0.05	9-1-2036	11,935,000	11,935,000
Brazos Harbor TX Industrial Development Corporation BASF Corporation Project Series 2001 (IDR)	0.15	7-1-2022	4,900,000	4,900,000
Clipper Tax Exempt Certificate Series 2013-9A (Transportation Revenue, State Street Bank & Trust Company LIQ) 144A	0.06	4-1-2053	12,000,000	12,000,000
Clipper Tax-Exempt Certified Trust Series 2007-44 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.11	9-1-2014	28,780,000	28,780,000
Collin County TX Housing Finance Corporation Huntington Apartments Project Series 1996 (Housing Revenue, Northern Trust Company LOC)	0.06	12-1-2015	12,305,000	12,305,000
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificate Trust 2009-52 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	10-1-2018	15,000,000	15,000,000
First Rio Grande TX Regional Water Authority Economic Development Corporation Rio Grande Valley Sugar Project Series 2010 (IDR, CoBank LOC)	0.07	3-1-2032	7,210,000	7,210,000
Galveston County TX Housing Finance Corporation Village By The Sea Apartments Project Series 2004 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	2-15-2032	5,090,000	5,090,000

16	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Harris County TX Health Facilities Development Authority Hermann Healthcare Series A-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-27 (Health Revenue, Royal Bank of Canada LOC, AGM Insured, Royal Bank of Canada LIQ) 144A	0.06%	6-1-2027	$9,000,000	$9,000,000
Harris County TX Industrial Development Corporation Deer Park Refining LP Series 2004-A (Resource Recovery Revenue)	0.06	3-1-2023	41,850,000	41,850,000
Harris County TX Metropolitan Transit Authority Sales & Use Tax Series 2011-A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-5 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.06	11-1-2041	5,000,000	5,000,000
Houston TX Water & Sewer System Revenue Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA SPA)	0.12	12-1-2023	7,100,000	7,100,000
Panhandle Texas Regional Housing Finance Corporation Jason Avenue Residential Apartments Series 2008 (Housing Revenue, FHLMC LOC)	0.06	8-1-2041	7,385,000	7,385,000
Pasadena TX Independent School District Series 2005-B (GO, AGM Insured, JPMorgan Chase & Company SPA)	0.22	2-1-2035	1,680,000	1,680,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (IDR)	0.07	6-1-2041	45,000,000	45,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (IDR)	0.07	3-1-2042	32,500,000	32,500,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002-B (Resource Recovery Revenue)	0.06	7-1-2029	11,700,000	11,700,000
Port of Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series 2010 Sub Series 2010A (IDR)	0.06	4-1-2040	42,200,000	42,200,000
Port of Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series 2010 Sub Series 2010D (IDR)	0.06	11-1-2040	14,155,000	14,155,000
Port of Port Arthur TX Navigation District of Jefferson County Total Petrochemicals Project (Resource Recovery Revenue)	0.07	3-1-2039	9,000,000	9,000,000
Texas Department Housing & Community Affairs Costa Ibiza Apartments Series 2008 (Housing Revenue, FHLMC LOC, FHLMC LIQ)	0.06	8-1-2041	13,320,000	13,320,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.36	12-15-2026	13,651,953	13,651,953
Texas Turnpike Authority Capital Appreciation 1st Tier Revenue Series 2002-A Deutsche Bank Spears Lifers Trust Series DB-329 (Transportation Revenue, Ambac Insured)	0.14	8-15-2029	6,000,000	6,000,000

				360,761,953

Utah: 0.30%

Variable Rate Demand Note ø: 0.30%
West Jordan UT Multifamily Housing Broadmoor Village Apartments Series 2004 (Housing Revenue, FHLMC LIQ)	0.09	12-1-2034	9,675,000	9,675,000

Vermont: 1.55%

Variable Rate Demand Notes ø: 1.55%
Vermont Educational & Health Buildings Financing Agency Brattleboro Memorial Hospital Project Series 2008-A (Health Revenue, TD Bank NA LOC)	0.04	10-1-2028	1,990,000	1,990,000
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008-A (Education Revenue, TD Bank NA LOC)	0.04	7-1-2033	3,140,000	3,140,000
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007-A (Health Revenue, TD Bank NA LOC)	0.04	10-1-2034	9,725,000	9,725,000
Vermont Educational & Health Buildings Financing Agency Northeastern Vermont Regional Hospital Project Series 2004-A (Health Revenue, TD Bank NA LOC)	0.04	10-1-2029	1,880,000	1,880,000

Portfolio of investments—July 31, 2013 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Vermont Educational & Health Buildings Financing Agency Norwich University Projects Series 2008 (Education Revenue, TD Bank NA LOC)	0.04%	9-1-2038	$34,000,000	$34,000,000

				50,735,000

Virginia: 0.94%

Variable Rate Demand Notes ø: 0.94%
Arlington County VA IDA MFHR Woodbury Park Apartments Project Series 2005-A (Housing Revenue, FHLMC LIQ)	0.06	3-1-2035	800,000	800,000
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.14	5-15-2042	18,335,000	18,335,000
Fauquier County VA IDA Highland School Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.06	12-1-2033	3,660,000	3,660,000
Norfolk VA EDA Sentara Healthcare Series 2010-B (Health Revenue) (i)	0.18	11-1-2034	4,975,000	4,975,000
Norfolk VA EDA Sentara Healthcare Series 2010-C (Health Revenue) (i)	0.18	11-1-2034	3,200,000	3,200,000

				30,970,000

Washington: 1.28%

Variable Rate Demand Notes ø: 1.28%
King County WA Housing Authority Summerfield Apartments Project for YWCA of Seattle-King County Series 2005 (Housing Revenue, U.S. Bank NA LOC)	0.06	9-1-2035	1,585,000	1,585,000
King County WA Sewer Morgan Stanley Series 3090 (Water & Sewer Revenue, AGM Insured) 144A	0.06	1-1-2039	17,890,000	17,890,000
Squaxin Island Tribe WA Tribal Infrastructure Revenue Series 2008-A (Miscellaneous Revenue, Bank of America NA LOC) 144A	0.23	5-1-2015	1,140,000	1,140,000
Squaxin Island Tribe WA Tribal Infrastructure Revenue Series 2008-B (Miscellaneous Revenue, Bank of America NA LOC)	0.18	5-1-2028	2,625,000	2,625,000
Washington Housing Finance Commission Lake City Senior Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	0.05	7-1-2044	4,250,000	4,250,000
Washington Housing Finance Commission Nonprofit Revenue Tacoma Art Museum Project Series 2002 (Miscellaneous Revenue, Northern Trust Company LOC)	0.06	6-1-2032	5,775,000	5,775,000
Washington MSTR Series 1996 SGB-13 (Tax Revenue, Societe Generale LIQ)	0.11	5-1-2018	8,770,000	8,770,000

				42,035,000

Wisconsin: 3.81%

Other Municipal Debt: 0.09%
Wisconsin Rural Water Construction Loan Program BAN Series 2012 (Water & Sewer Revenue)	1.00	10-1-2013	3,000,000	3,003,350

Variable Rate Demand Notes ø: 3.72%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (IDR, CoBank LOC)	0.07	5-1-2037	30,000,000	30,000,000
Hull WI Welcome Dairy Incorporated Project Series 2010-B (IDR, Associated Bank NA LOC)	0.07	1-1-2027	3,320,000	3,320,000
PFA Wisconsin Midwestern Disaster Area Program Series 2011 (IDR, Farm Credit Services America LOC)	0.05	9-1-2036	7,800,000	7,800,000
Wisconsin Clipper Tax-Exempt Certificate Trust Series 2009-36 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	5-1-2020	21,755,000	21,755,000
Wisconsin HEFA Upland Hills Health Incorporated Series 2006-C (Health Revenue, U.S. Bank NA LOC)	0.08	5-1-2036	9,550,000	9,550,000

18	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Wisconsin Housing & EDA Series 2003-E (Housing Revenue, AGM Insured, FHLB SPA)	0.15%	5-1-2043	$9,175,000	$9,175,000
Wisconsin Housing & EDA Series 2011-A (Housing Revenue, PNC Bank NA SPA)	0.06	12-1-2043	9,100,000	9,100,000
Wisconsin Housing & EDA Series 2012-A (Housing Revenue, FHLB LIQ)	0.06	5-1-2055	19,100,000	19,100,000
Wisconsin Housing & EDA Series 2012-B (Housing Revenue, FHLB LIQ)	0.06	5-1-2055	12,440,000	12,440,000

				122,240,000

Total Municipal Obligations (Cost $3,317,648,935)				3,317,648,935

Total investments in securities (Cost $3,317,648,935) *	101.03%	3,317,648,935
Other assets and liabilities, net	(1.03)	(33,730,521)

Total net assets	100.00%	$3,283,918,414

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	September 25, 2013

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	September 25, 2013